UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-58431
Name of Registrant:	Vanguard Valley Forge Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: December 31
Date of reporting period: January 1, 2017 – June 30, 2017
Item 1: Reports to Shareholders

Semiannual Report | June 30, 2017

Vanguard Managed Payout Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	2
Advisor’s Report.	6
Fund Profile.	10
Performance Summary.	11
Financial Statements.	12
About Your Fund’s Expenses.	23
Trustees Approve Advisory Arrangement.	25
Glossary.	27

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• For the six months ended June 30, 2017, Vanguard Managed Payout Fund returned about 6%, putting it on track to achieve its long-term goal of returning 4% plus inflation, but leaving it slightly behind its composite benchmark.

• The Managed Payout Fund invests in nine underlying Vanguard funds and has a small stake in commodity-linked investments.

• In general, equities performed well, including international stocks. In particular, the fund’s performance was boosted by an overweight allocation to emerging markets, which returned almost 15% during the period.

• Domestic stock performance, while positive, was muted by the fund’s allocations.

It had less exposure than the benchmark to U.S. stocks overall and a larger exposure to value stocks, which lagged their growth counterparts.

• The fund’s positions in alternative strategies also held back relative performance.

Total Returns: Six Months Ended June 30, 2017
Total
Returns
Vanguard Managed Payout Fund	6.03%
Managed Payout Composite Index	6.91

For a benchmark description, see the Glossary.

Vanguard owns a pending patent application for its Managed Payout Fund under U.S. Patent Application No. 2009-0076980-A1.

1

Chairman’s Perspective

Bill McNabb

Chairman and Chief Executive Officer

Dear Shareholder,

More than a decade ago, the eminent investor and commentator Howard Marks published a memo to his clients titled simply “Risk.” In it, Howard distilled the relationship between investors and risk. “When you boil it all down, it’s the investor’s job to intelligently bear risk for profit,” he wrote.

It’s not surprising, then, that everyone from portfolio managers to behavioral economists avidly studies how investors’ reactions to risk influence not only individual investment decisions but also the broader financial markets. I’m a big fan of some of the behavioral finance work being done, which includes studies by our own investment strategists and analysts.

A lens on investor behavior

For example, Vanguard’s Investment Strategy Group introduced a “risk speedometers” report in January to look at how investors are reacting to market developments. This lens on real-world behavior measures the risk investors are taking in a given period by calculating the difference between net cash flows into higher-risk assets, such as stocks, and net cash flows into lower-risk assets, such as Treasuries. The measures are then compared with long-term averages.

In the spring, the risk speedometer spiked. The spike was fueled by investors’ decisions to direct more of their equity

2

dollars to international investments in developed and emerging markets, and their bond dollars to riskier credit categories.

A spiking speedometer seems a fitting analogy for what can happen. I consider myself a responsible driver. Still, when the highway is clear and the weather is nice, I might glance down at the speedometer and find that my right foot has gotten a little heavy.

The same phenomenon is possible with our investment portfolios. Just as our attention can drift from our speed—and the risk level on the road—we can neglect the risk level of our portfolio’s asset allocation. Experience teaches that investors are especially prone to lose sight of risk when markets have been buoyant.

How I manage risk in my own portfolio

Rebalancing—periodically adjusting your asset allocation so it stays in line with your goals and risk tolerance—is one of the best ways I know of to help manage risk. Without rebalancing, your portfolio may end up potentially riskier than you intended and no longer aligned with your goals.

I have a ritual I perform every June and again each December, between Christmas and New Year’s, as I prepare for a series of annual meetings with the Vanguard crew. I’ll set aside some time, review my

Market Barometer
			Total Returns
		Periods Ended June 30, 2017
			Five Years
	Six Months	One Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	9.27%	18.03%	14.67%
Russell 2000 Index (Small-caps)	4.99	24.60	13.70
Russell 3000 Index (Broad U.S. market)	8.93	18.51	14.58
FTSE All-World ex US Index (International)	13.95	20.53	7.68

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	2.27%	-0.31%	2.21%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	3.57	-0.49	3.26
Citigroup Three-Month U.S. Treasury Bill Index	0.30	0.46	0.13

CPI
Consumer Price Index	1.46%	1.63%	1.31%

3

investment portfolio, and, if necessary, rebalance back to my target asset allocation.

My own portfolio is a mix of equity and fixed income funds, and I invest in both actively managed funds and index funds. Most years, I’ll make a minor adjustment to get back to the appropriate asset allocation for my own longer-term goals and risk tolerance. It’s not all that complicated, although my portfolio is a little more complex than some because I own more funds than we’d typically suggest. As chairman of Vanguard’s funds, I feel I should own a significant number of them.

Consider your options

You should consider rebalancing if your target allocation is off by 5 percentage points or more. Admittedly, this is often easier said than done. When an investment has performed exceptionally well, people have a hard time trimming it. They can be led astray by that old (and none-too-helpful) investing saw: Let your winners run.

Fortunately, in recent years we’ve seen all sorts of investors take steps to rebalance. Many of the endowments, foundations, and traditional pension plans that Vanguard serves have good processes built into their investment guidelines to make sure rebalancing takes place on a regular basis. And among investors in defined contribution retirement plans, more and more are using target-date funds, where rebalancing happens automatically.

If you choose to rebalance on your own, use your target asset allocation as your guidepost. Don’t be afraid to buy into bad news. In a sense, don’t worry about the noise of the marketplace. If you work with an advisor, make sure he or she understands the importance you place on your rebalancing ritual.

And remember, the goal of rebalancing is to manage risk, not to avoid it altogether. Risk is inherent in investing—we just want to bear that risk intelligently.

In that insightful memo on risk, Howard Marks included a saying often attributed to Will Rogers: “You’ve got to go out on a limb sometimes because that’s where the fruit is.”

Tim Buckley chosen as Vanguard’s next CEO

In closing, I’ll note senior leadership changes that we announced in July. Our board of directors has elected Vanguard Chief Investment Officer Tim Buckley as president and director of Vanguard. Under the planned transition, Tim will succeed me as Vanguard’s chief executive officer on January 1, 2018.

I’m delighted with our board’s selection of Tim. We first met in 1991 when Tim was interviewing for a job at Vanguard. In the decades since, we’ve worked closely together, and he’s always impressed me as a man of tremendous character and an outstanding leader with a passion for serving our clients. During the transition

4

period, I will work closely with Tim in managing the firm and overseeing its operations.

Replacing Tim as chief investment officer is Greg Davis, who had been global head of Vanguard Fixed Income Group. And succeeding Greg as our fixed income leader is John Hollyer, who most recently served as our global head of investment risk management. I know Greg and John will both do a superb job in their new roles.

As with past successions, I will remain as chairman for a period of time determined by the board. On a personal note, it has been an honor and a privilege to lead Vanguard. Having spent more than half my life at Vanguard, I have come to know many fabulous crew members who are incredibly dedicated to Vanguard’s mission. Please be assured that Tim and the rest of the team will serve you and our other clients extremely well as Vanguard prepares for its next chapter.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III

Chairman and Chief Executive Officer

July 14, 2017

Vanguard fund shareholders encouraged to vote in proxy campaign

This summer you will be asked to vote on the election of trustees for all U.S.-domiciled
Vanguard funds. Shareholders will also be asked to vote on several fund policy proposals that we believe are in the best interests of all shareholders.

Vanguard filed a preliminary proxy statement on July 13, 2017, with the U.S. Securities and
Exchange Commission (SEC). Following the SEC’s review, we expect to provide the proxy materials to Vanguard fund shareholders beginning in late August 2017. That’s when you can begin to vote online, by phone, or by mail.

A shareholder meeting is scheduled to be held in Scottsdale, Arizona, on November 15,
2017, when voting will conclude. We encourage you to vote promptly. Please visit
vanguard.com for updates.

5

Advisor’s Report

For the six months ended June 30, 2017, Vanguard Managed Payout Fund returned about 6%, putting it on track to achieve its long-term goal of returning 4% plus inflation. Over shorter periods, we measure performance relative to the fund’s composite benchmark. Its return through the first half of this year trailed that of its benchmark.

Surprising global growth and a tempered outlook for the new administration’s legislative agenda caused a shift in stock market leadership during the period. That market environment was reflected in the performance of the Managed Payout Fund’s underlying investments. In general, equities performed well, especially international and emerging markets stocks. But, value stocks, which surged in the wake of last year’s election, detracted from relative performance as they lagged behind mature growth companies.

During the trailing three-year period, the fund performed in line with its benchmark. Its average annual return (+4.2%), however, failed to meet the fund’s long-term objective of returning 4% plus inflation. For the five-year period through June 2017, the fund exceeded the return of its composite benchmark and met its investment objective, with an average annual return of 7.89%.

Investment objective

The idea for the Managed Payout Fund originated with the success of the endowment and foundation investing model in the United States, dating to the 1970s. Many endowment pools seek to operate in perpetuity while preserving capital and regularly spending a certain percentage of assets. This is similar to what many investors, particularly in retirement, try to achieve. Broad asset-class diversification, a disciplined spending policy, and a focus on long-term performance helped make endowments successful.

The Managed Payout Fund also has a dual objective. In any given year, we try to outperform the benchmark on a risk-adjusted basis, and in the long run we seek to provide a return that at least equals spending plus inflation. (If we spend 4% and inflation is 2%, the fund’s objective is to produce a return of 6% or more.) Meeting this objective is critical for making periodic distributions and preserving capital.

We believe that markets are generally efficient in the long term, but short-term inefficiencies should allow our prudent, fundamentally driven strategy to achieve superior risk-adjusted results by concentrating on systematic opportunities within and between asset classes and by managing investment risks.

To evaluate our success, we need an appropriate benchmark, so the fund’s strategic asset allocation benchmark considers the objective of making stable distributions to shareholders. We use this as a guide when making tactical decisions about specific investment vehicle allocations.

6

The fund’s benchmark consists of three primary asset classes: stocks, bonds, and commodities. The allocations are 60% stocks (36% domestic, 24% international), 35% bonds (24.5% domestic, 10.5% currency-hedged international), and 5% commodities. The fund currently invests in nine underlying Vanguard funds and has a stake in commodity-linked investments. From time to time, we adjust our investment allocations depending on market conditions. In 2016, we added Vanguard Value Index Fund to the fund’s underlying holdings.

Successes and challenges

As noted earlier, shifting sentiments caused a change in stock market leadership during the period. This was reflected in the variation in performance between growth and value stocks and U.S. and international equities.

The Managed Payout Fund’s international exposure included an overweight allocation to emerging markets, which were helped during the period by stronger economic growth and a declining dollar. Vanguard Emerging Markets Stock Index Fund gained almost 15% during the period.

U.S. equities also contributed positively to performance, although not as much as international stocks. An underweight allocation to U.S. equities, coupled with the poor performance of value stocks, muted domestic returns. Your fund has an overweight allocation to value stocks through such holdings as Vanguard Value Index Fund, which returned about 5% during the period. By comparison, Vanguard Growth Index Fund (which is not included in the Managed Payout Fund) returned almost 15%.

There was surprising demand for bonds. Coming into the period, investors expected reflation policies such as tax reform to be quickly enacted. But as those initiatives were delayed, investors headed back to bonds, pushing their yields lower and causing stronger than expected returns.

While stocks and bonds performed well, several alternative categories failed to meet expectations and caused a majority of the fund’s underperformance relative to the benchmark. That includes the fund’s positions in Vanguard Alternative Strategies Fund and Vanguard Market Neutral Fund.

Positioning

We remain committed to providing investors with a diversified portfolio that includes the Market Neutral and Alternative Strategies Funds. These underlying funds provide access to returns that are uncorrelated with the returns of other asset classes. We also remain committed to our exposure to value stocks. We believed these stocks had attractive valuations when we added exposure to the Value Index Fund last year. Those valuations are still compelling now.

7

Capital markets may be unpredictable in the short term, but we believe that our decisions position the fund, and our investors’ resources, well over the medium to long term. We continue to monitor conditions and position the portfolio within the risk-controlled framework.

Thank you for entrusting us with your investments.

Portfolio Managers: John Ameriks, Principal

Anatoly Shtekhman, CFA

Vanguard Quantitative Equity Group

July 21, 2017

8

Return of capital: A look inside Managed Payout’s distributions

Your fund is designed to provide a consistent amount of cash each month while seeking to preserve capital. Each year’s monthly payout is determined in January, based on the fund’s target annual distribution rate of 4% and its returns for the previous three years.

Because the fund makes its monthly payouts regardless of year-to-date performance, its distributions may need to exceed its income and realized gains. This excess is a “return of capital,” which is generally not taxable to you in the year distributed, and can include a portion of your original investment in the fund.

While the fund, like all mutual funds, must distribute all realized gains annually, it is not required to liquidate positions that show unrealized gains to make its distributions.

Even in years when the fund’s return has been strong, a portion of its distributions may need to be classified as return of capital. This can occur in part because of tax regulations and because a fund’s total return includes both realized and unrealized gains and losses.
For instance, in 2013, as shown in the table below, 29% of each distribution paid was considered return of capital, although the fund’s total return was about 16%. This demonstrates that the tax classifications of your distributions are only one factor to consider in evaluating your fund’s performance.

Since the fund’s inception in May 2008, its 4.92% average annual return has fallen a bit short of its goal of returning 4% plus inflation, although it met the goal for the five years ended June 30, 2017, with an average annual return of 7.89%.

Vanguard Managed Payout Fund distribution history
	Regular
	monthly payment	% return
Year	(per share)	of capital	Total return
2008*	$0.0833	100%	–28.79%
2009	0.0699	21	23.51
2010	0.0634	14	13.67
2011	0.0647	47	0.69
2012	0.0659	47	11.02
2013	0.0704	29	15.97
2014	0.0555	6	5.83
2015	0.0589	57	–0.72
2016	0.0589	30	7.55
* May 2, 2008, is the inception date for Vanguard Managed Payout Growth and Distribution Fund, which was renamed Vanguard Managed Payout Fund in January 2014.

Managed Payout Fund

Fund Profile

As of June 30, 2017

Total Fund Characteristics
Ticker Symbol	VPGDX
30-Day SEC Yield	1.75%
Acquired Fund Fees and Expenses[1]	0.34%

Allocation to Underlying Investments
Vanguard Total Stock Market Index
Fund Investor Shares	20.1%
Vanguard Total International Stock
Index Fund Investor Shares	20.1
Vanguard Total Bond Market II
Index Fund Investor Shares	12.3
Vanguard Alternative Strategies
Fund Investor Shares	12.2
Vanguard Global Minimum Volatility
Fund Investor Shares	7.4
Vanguard Market Neutral Fund
Investor Shares	6.7
Vanguard Total International Bond
Index Fund Investor Shares	6.0
Vanguard Emerging Markets Stock
Index Fund Investor Shares	5.1
Vanguard Value Index Fund
Investor Shares	5.1
Commodities	5.0

Total Fund Volatility Measures
	Managed	DJ
	Payout	U.S. Total
	Composite	Market
	Index	FA Index
R-Squared	0.97	0.83
Beta	0.87	0.50

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated April 26, 2017—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Managed Payout Fund invests. For the six months ended June 30, 2017, the fund’s annualized expense figure totals 0.35%, representing the fund’s own annualized expense ratio of 0.02% together with acquired fund fees and expenses of 0.33%. (Approximately 40% of the total expenses are attributable to the short-sale dividend and borrowing expenses reported by Vanguard Market Neutral Fund and Vanguard Alternative Strategies Fund.)

10

Managed Payout Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 2, 2008, Through June 30, 2017

For a benchmark description, see the Glossary.

Note: For 2017, performance data reflect the six months ended June 30, 2017.

On January 17, 2014, Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund were merged into Vanguard Managed Payout Growth and Distribution Fund, which was then renamed Vanguard Managed Payout Fund. Returns before the merger reflect the performance of the former Managed Payout Growth and Distribution Fund.

Average Annual Total Returns: Periods Ended June 30, 2017
					Since Inception
	Inception Date	One Year	Five Years	Income	Capital	Total
Managed Payout Fund	5/2/2008	9.25%	7.89%	3.00%	1.92%	4.92%

See Financial Highlights for dividend and capital gains information.

11

Managed Payout Fund

Consolidated Financial Statements (unaudited)

Consolidated Statement of Net Assets

As of June 30, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (95.0%)
U.S. Stock Funds (25.2%)
Vanguard Total Stock Market Index Fund Investor Shares	6,287,056	380,681
Vanguard Value Index Fund Investor Shares	2,555,671	96,247
		476,928
Global Stock Fund (7.4%)
Vanguard Global Minimum Volatility Fund Investor Shares	10,799,870	140,506

International Stock Funds (25.2%)
Vanguard Total International Stock Index Fund Investor Shares	22,808,935	380,225
Vanguard Emerging Markets Stock Index Fund Investor Shares	3,744,345	96,642
		476,867
U.S. Bond Fund (12.3%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	21,743,891	233,312

International Bond Fund (6.0%)
Vanguard Total International Bond Index Fund Investor Shares	10,458,605	113,371

Alternative Funds (18.9%)
Vanguard Alternative Strategies Fund Investor Shares	11,441,168	230,654
Vanguard Market Neutral Fund Investor Shares	10,740,852	127,172
		357,826
Total Investment Companies (Cost $1,507,122)		1,798,810
Temporary Cash Investments (4.9%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.181%	5,898	590

12

Managed Payout Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
U. S. Government and Agency Obligations (4.9%)
[2,3]	Fannie Mae Discount Notes	0.827%–0.901%	7/12/17	11,110	11,107
[2,3]	Fannie Mae Discount Notes	0.862%–0.877%	7/26/17	3,829	3,827
[2,3]	Fannie Mae Discount Notes	0.907%	8/2/17	5,678	5,673
[2,3]	Fannie Mae Discount Notes	0.932%	8/9/17	4,260	4,256
[2,4]	Federal Home Loan Bank Discount Notes	0.837%–0.842%	7/5/17	7,101	7,101
[2,4]	Federal Home Loan Bank Discount Notes	0.860%	7/12/17	2,100	2,099
[2,4]	Federal Home Loan Bank Discount Notes	0.817%	7/14/17	179	179
[2,4]	Federal Home Loan Bank Discount Notes	0.936%	7/18/17	1,875	1,874
[2,4]	Federal Home Loan Bank Discount Notes	1.021%	7/25/17	500	500
[2,4]	Federal Home Loan Bank Discount Notes	1.021%	7/28/17	401	401
[2,4]	Federal Home Loan Bank Discount Notes	1.051%	8/2/17	4,091	4,088
[2,4]	Federal Home Loan Bank Discount Notes	1.036%	8/9/17	3,960	3,956
[2,4]	Federal Home Loan Bank Discount Notes	1.042%	8/17/17	2,600	2,597
[2,4]	Federal Home Loan Bank Discount Notes	0.963%–1.003%	9/5/17	2,870	2,865
[2,4]	Federal Home Loan Bank Discount Notes	1.083%	9/8/17	1,000	998
[2,3]	Freddie Mac Discount Notes	0.802%–0.842%	7/3/17	1,560	1,560
[2,3]	Freddie Mac Discount Notes	0.871%	7/13/17	571	571
[2,3]	Freddie Mac Discount Notes	0.911%–0.921%	7/20/17	3,000	2,999
[2,3]	Freddie Mac Discount Notes	0.882%	8/3/17	1,100	1,099
[2,3]	Freddie Mac Discount Notes	1.042%	8/14/17	705	704
[2,3]	Freddie Mac Discount Notes	1.013%	9/6/17	4,502	4,494
[2,3]	Freddie Mac Discount Notes	1.022%	9/18/17	306	305
2	United States Treasury Bill	0.770%	7/6/17	4,845	4,845
2	United States Treasury Bill	0.861%	7/27/17	1,313	1,312
[2,5]	United States Treasury Bill	0.962%	8/31/17	7,000	6,989
2	United States Treasury Bill	0.985%–1.013%	9/21/17	6,570	6,556
2	United States Treasury Bill	1.003%–1.008%	9/28/17	10,019	9,995
2	United States Treasury Bill	1.003%	10/5/17	545	543
					93,493
Total Temporary Cash Investments (Cost $94,077)					94,083
Total Investments (99.9%) (Cost $1,601,199)					1,892,893
Other Assets and Liabilities (0.1%)
Other Assets					8,248
Liabilities					(6,722)
					1,526
Net Assets (100%)
Applicable to 103,836,583 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					1,894,419
Net Asset Value Per Share					$18.24

13

Managed Payout Fund

Amount
($000)
Consolidated Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	93,493
Affiliated Vanguard Funds	1,799,400
Total Investments in Securities	1,892,893
Receivables for Investment Securities Sold	6,612
Receivables for Accrued Income	573
Receivables for Capital Shares Issued	1,063
Total Assets	1,901,141
Liabilities
Payables for Investment Securities Purchased	5,373
Payables for Capital Shares Redeemed	1,164
Payables to Vanguard	23
Other Liabilities	162
Total Liabilities	6,722
Net Assets	1,894,419

At June 30, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	1,626,930
Overdistributed Net Investment Income	(25,563)
Accumulated Net Realized Gains	1,358
Unrealized Appreciation (Depreciation)	291,694
Net Assets	1,894,419

• See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard
Market Liquidity Fund is the 7-day yield.
2 Security is owned by the Vanguard MPF Portfolio, which is a wholly owned subsidiary of the Managed Payout Fund.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $1,553,000 have been segregated as collateral for open swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

14

Managed Payout Fund

Consolidated Statement of Operations

Six Months Ended
June 30,2017
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	13,113
Interest	302
Total Income	13,415
Expenses—Note B
Management and Administrative	176
Trustees’ Fees and Expenses	7
Custodian Fees	11
Total Expenses	194
Net Investment Income	13,221
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	1,112
Investment Securities Sold	246
Swap Contracts	(3,786)
Realized Net Gain (Loss)	(2,428)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	93,679
Net Increase (Decrease) in Net Assets Resulting from Operations	104,472

See accompanying Notes, which are an integral part of the Financial Statements.

15

Managed Payout Fund

Consolidated Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	13,221	29,246
Realized Net Gain (Loss)	(2,428)	40,235
Change in Unrealized Appreciation (Depreciation)	93,679	48,926
Net Increase (Decrease) in Net Assets Resulting from Operations	104,472	118,407
Distributions
Net Investment Income	(34,998)	(44,376)
Realized Capital Gain[1]	—	(25,105)
Return of Capital	—	(29,968)
Total Distributions	(34,998)	(99,449)
Capital Share Transactions
Issued	224,123	282,930
Issued in Lieu of Cash Distributions	14,743	60,684
Redeemed	(111,772)	(250,120)
Net Increase (Decrease) from Capital Share Transactions	127,094	93,494
Total Increase (Decrease)	196,568	112,452
Net Assets
Beginning of Period	1,697,851	1,585,399
End of Period[2]	1,894,419	1,697,851

1 Includes fiscal 2017 and 2016 short-term gain distributions totaling $0 and $2,650,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($25,563,000) and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Managed Payout Fund

Consolidated Financial Highlights

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$17.54	$17.33	$18.90	$18.54	$17.62	$16.61
Investment Operations
Net Investment Income	.140	.324	.309	.384[1]	.326[1]	.337
Capital Gain Distributions Received	.011	.072	.041	.152[1]	.021[1]	.027
Net Realized and Unrealized Gain (Loss)
on Investments	.899	.881	(.464)	.530	2.408	1.437
Total from Investment Operations	1.050	1.277	(.114)	1.066	2.755	1.801
Distributions
Dividends from Net Investment Income	(. 350)	(. 480)	(. 313)	(. 535)	(. 439)	(. 417)
Distributions from Realized Capital Gains[2]	—	(. 266)	(. 319)	(.128)	(. 871)	—
Return of Capital	—	(. 321)	(. 824)	(. 043)	(. 525)	(. 374)
Total Distributions	(.350)	(1.067)	(1.456)	(.706)	(1.835)	(.791)
Net Asset Value, End of Period	$18.24	$17.54	$17.33	$18.90	$18.54	$17.62

Total Return	6.03%	7.55%	-0.72%	5.83%	15.97%	11.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,894	$1,698	$1,585	$1,567	$591	$373
Ratio of Total Expenses to
Average Net Assets	0.02%	0.02%	0.02%	0.01%	0.03%	0.03%[3]
Acquired Fund Fees and Expenses	0.33%	0.32%	0.32%	0.37%	0.31%	0.40%
Ratio of Net Investment Income to
Average Net Assets	1.48%	1.80%	1.64%	1.99%	1.76%	1.96%
Portfolio Turnover Rate	6%	19%	29%	23%	48%	32%

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Includes $0, $.237, $.319, $.035, $.710, and $0 from long-term capital gains and $0, $.029, $0, $.093, $.161, and $0 from short-term capital gains. Short-term gain distributions are treated as ordinary income for tax purposes.
3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Managed Payout Fund

Notes to Consolidated Financial Statements

Vanguard Managed Payout Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with a strategy to invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash. Financial statements and other information about each underlying fund are available on vanguard.com.

The Consolidated Financial Statements include Vanguard MPF Portfolio (“the subsidiary”), which commenced operations on February 23, 2015. The subsidiary is wholly owned by the fund and is a unit trust established in the Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which is organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund’s investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of June 30, 2017, the fund held $95,971,000 in the subsidiary, representing 5% of the fund’s net assets. All inter-fund transactions and balances (including the fund’s investment in the subsidiary) have been eliminated, and the Consolidated Financial Statements include all investments and other accounts of the subsidiary as if held directly by the fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Swap Contracts: The fund gains exposure to commodities through the subsidiary’s investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the subsidiary receives the total return on the specified index (receiving the increase or paying the decrease in the value of the specified index), applied to a notional amount. The subsidiary also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made, or the termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the subsidiary. The subsidiary’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The subsidiary mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default,

18

Managed Payout Fund

the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the subsidiary may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the subsidiary under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary’s net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has pledged. Any securities pledged as collateral for open contracts are noted in the Consolidated Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2017, the subsidiary’s average amount of investment in total return swaps represented 7% of net assets, based on the average of notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The subsidiary is classified as a foreign corporation for U.S. tax purposes, and because it does not carry on a U.S. trade or business, is generally not subject to U.S. federal income tax. The subsidiary also complies with the Foreign Account Tax Compliance Act (“FATCA”) and thus will not be subject to 30% withholding under FATCA on any income from U.S. investments. In addition, the subsidiary is not subject to Cayman Islands income tax. The subsidiary will generally distribute any earnings and profits to the fund each year, and such income will be qualifying income to the fund. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2013–2016) and for the period ended June 30, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Monthly distributions are determined based on a specified percentage payout rate of 4% of the fund’s average net asset value. The monthly distribution rate is reset annually based on changes in the fund’s average net asset value. Effective January 1, 2017, the monthly distribution rate is $.0584 per share. Distributions declared by the fund are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

19

Managed Payout Fund

The fund had no borrowings outstanding at June 30, 2017, or at any time during the period then ended.

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended June 30, 2017, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Under a separate agreement, Vanguard provides corporate management and administrative services to the subsidiary for an annual fee of 0.40% of average net assets of the subsidiary. In addition, the subsidiary pays an unaffiliated third party, VGMF I (Cayman) Limited, an affiliate of Maples Trustee Services (Cayman) Limited, a fee plus reasonable additional expenses for trustee services. All of the subsidiary’s expenses are reflected in the Consolidated Statement of Operations and in the Ratio of Total Expenses to Average Net Assets in the Consolidated Financial Highlights. Expenses of Vanguard mutual funds in which the fund invests are reflected in the Acquired Fund Fees and Expenses in the Consolidated Financial Highlights.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

20

Managed Payout Fund

The following table summarizes the market value of the fund’s investments as of June 30, 2017, based on the inputs used to value them:

			Level 1	Level 2	Level 3
Investments			($000)	($000)	($000)
Investment Companies			1,798,810	—	—
Temporary Cash Investments			590	93,493	—
Total			1,799,400	93,493	—

D. At June 30, 2017, the subsidiary had the following open total return swap contract:
				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Credit Suisse Custom
34 Total Return Index	7/31/17	CSI	95,300	(1.230%)	—
CSI—Credit Suisse International.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

Realized and unrealized gains (losses) on certain of the subsidiary’s swap contracts are treated as ordinary income (loss) for tax purposes. Realized losses of $3,786,000 on swap contracts have been reclassified from accumulated net realized gains to overdistributed net investment income.

At June 30, 2017, the cost of investment securities for tax purposes was $1,601,199,000. Net unrealized appreciation of investment securities for tax purposes was $291,694,000, consisting of unrealized gains of $294,208,000 on securities that had risen in value since their purchase and $2,514,000 in unrealized losses on securities that had fallen in value since their purchase.

21

Managed Payout Fund

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
	Dec. 31,		Proceeds			June 30,
	2016		from		Capital Gain	2017
	Market	Purchases	Securities	Dividend Distributions		Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Alternative
Strategies Fund	212,850	19,402	—	—	1,112	230,654
Vanguard Emerging Markets
Stock Index Fund	81,917	6,075	2,905	669	—	96,642
Vanguard Global Minimum
Volatility Fund	126,991	2,000	—	—	—	140,506
Vanguard Market Liquidity Fund —		NA2	NA [2]	2	—	590
Vanguard Market Neutral Fund	122,038	10,702	—	4	—	127,172
Vanguard Total Bond Market II
Index Fund	207,076	49,605	25,915	2,669	—	233,312
Vanguard Total International
Bond Index Fund	98,889	14,468	—	534	—	113,371
Vanguard Total International
Stock Index Fund	336,871	14,567	15,571	5,068	—	380,225
Vanguard Total Stock Market
Index Fund	339,654	20,673	7,236	3,152	—	380,681
Vanguard Value Index Fund	86,741	6,294	300	1,015	—	96,247
Total	1,613,027	143,786	51,927	13,113	1,112	1,799,400

1 Includes net realized gain (loss) on affiliated securities sold of $245,000.
2 Not applicable— purchases and sales are for temporary cash investment purposes.

G. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2017	December 31, 2016
	Shares	Shares
	(000)	(000)
Issued	12,444	16,158
Issued in Lieu of Cash Distributions	819	3,467
Redeemed	(6,209)	(14,342)
Net Increase (Decrease) in Shares Outstanding	7,054	5,283

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2017, that would require recognition or disclosure in these financial statements.

22

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. The Managed Payout Fund, in addition to its own expenses, bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the expense ratio and the acquired fund fees and expenses for the Managed Payout Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

23

Six Months Ended June 30, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Managed Payout Fund	12/31/2016	6/30/2017	Period
Based on Actual Fund Return	$1,000.00	$1,060.31	$1.79
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.06	1.76

These calculations are based on the fund’s expense ratio for the most recent six-month period together with its acquired fund fees and expenses. The combined, annualized expense figure for the period shown is 0.35%. The dollar amount shown as “Expenses Paid” is equal to the expense figure multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

24

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Managed Payout Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2008, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception in 2008, including any periods of outperformance or underperformance compared with a benchmark index. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the expenses of each of the underlying funds in which the Managed Payout Fund invests are well below their peer-group averages. Information about the fund’s expenses and acquired fund fees and expenses appears in the About Your Fund’s Expenses section of this report as well as in the Consolidated Financial Statements section.

25

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that Vanguard’s at-cost arrangement with the fund and its underlying funds ensures that the fund will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

26

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

27

Benchmark Information

Managed Payout Composite Index: Weighted 36% CRSP US Total Market Index, 24.5% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, 24% FTSE Global All Cap ex US Index, 10.5% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), and 5% Bloomberg Commodity Index as of May 1, 2015. In prior periods, the composite was 42% CRSP US Total Market Index, 28% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, 18% FTSE Global All Cap ex US Index, 7% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), and 5% Bloomberg Commodity Index (Dow Jones-UBS Commodity Index through June 30, 2014) through April 30, 2015; and 35% CRSP US Total Market Index (MSCI US Broad Market Index through May 31, 2013), 12% Bloomberg Barclays U.S. Aggregate Float Adjusted Index (Bloomberg Barclays U.S. Aggregate Bond Index through December 31, 2009), 15% FTSE Global All Cap ex US Index (MSCI All Country World ex USA Investable Market Index through May 31, 2013), 3% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), 15% Citigroup Three-Month U.S. Treasury Bill Index, 10% Dow Jones-UBS Commodity Index, and 10% REIT Spliced Index (MSCI US REIT Index adjusted to include a 2% cash position through April 30, 2009) through January 31, 2014. International stock benchmark returns are adjusted for withholding taxes.

28

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 197 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College; Trustee of the University of Rochester.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2006), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina

Foundation for Education; Director of the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, the Board of Catholic Investment Services, Inc. (investment advisor), and the Board of Superintendence of the Institute for the Works of Religion; Chairman of the Board of TIFF Advisory Services, Inc. (investment advisor).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Director of Vanguard Marketing Corporation; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior ManagementTeam
Mortimer J. Buckley	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a registered trademark owned by CFA
Direct Investor Account Services > 800-662-2739	Institute.
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q14972 082017

Semiannual Report | June 30, 2017

Vanguard Balanced Index Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	2
Fund Profile.	6
Performance Summary.	8
Financial Statements.	9
About Your Fund’s Expenses.	27
Trustees Approve Advisory Arrangement.	29
Glossary.	31

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• Vanguard Balanced Index Fund, which has about 60% of its assets invested in stocks and about 40% in bonds, returned about 6% for the six months ended June 30, 2017.

• The fund closely tracked its composite index and slightly underperformed the average return of its mixed-asset growth fund peers.

• The equity portion of the fund, which offers investors exposure to every segment, size, and style of the U.S. stock market, returned about 9%. Eight of ten sectors recorded positive returns. Technology was the top contributor; health care, consumer goods, consumer services, industrials, and financials also added significantly. Only telecommunications and oil and gas stocks declined.

• The fund’s fixed income portfolio—which provides broad exposure to the U.S. bond market by investing in U.S. Treasury and agency bonds, government mortgage-backed securities, and investment-grade corporate bonds of all maturities—returned about 2%.

Total Returns: Six Months Ended June 30, 2017
Total
Returns
Vanguard Balanced Index Fund
Investor Shares	6.27%
Admiral™ Shares	6.34
Institutional Shares	6.31
Balanced Composite Index	6.35
Mixed-Asset Target Allocation Growth Funds Average	7.30

For a benchmark description, see the Glossary.

Mixed-Asset Target Allocation Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Average
Balanced Index Fund	0.19%	0.07%	0.06%	0.92%

The fund expense ratios shown are from the prospectus dated April 26, 2017, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2017, the fund’s annualized expense ratios were 0.19% for Investor Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2016.

Peer group: Mixed-Asset Target Allocation Growth Funds.

1

Chairman’s Perspective

Bill McNabb

Chairman and Chief Executive Officer

Dear Shareholder,

More than a decade ago, the eminent investor and commentator Howard Marks published a memo to his clients titled simply “Risk.” In it, Howard distilled the relationship between investors and risk. “When you boil it all down, it’s the investor’s job to intelligently bear risk for profit,” he wrote.

It’s not surprising, then, that everyone from portfolio managers to behavioral economists avidly studies how investors’ reactions to risk influence not only individual investment decisions but also the broader financial markets. I’m a big fan of some of the behavioral finance work being done, which includes studies by our own investment strategists and analysts.

A lens on investor behavior

For example, Vanguard’s Investment Strategy Group introduced a “risk speedometers” report in January to look at how investors are reacting to market developments. This lens on real-world behavior measures the risk investors are taking in a given period by calculating the difference between net cash flows into higher-risk assets, such as stocks, and net cash flows into lower-risk assets, such as Treasuries. The measures are then compared with long-term averages.

In the spring, the risk speedometer spiked. The spike was fueled by investors’ decisions to direct more of their equity

2

dollars to international investments in developed and emerging markets, and their bond dollars to riskier credit categories.

A spiking speedometer seems a fitting analogy for what can happen. I consider myself a responsible driver. Still, when the highway is clear and the weather is nice, I might glance down at the speedometer and find that my right foot has gotten a little heavy.

The same phenomenon is possible with our investment portfolios. Just as our attention can drift from our speed—and the risk level on the road—we can neglect the risk level of our portfolio’s asset allocation. Experience teaches that investors are especially prone to lose sight of risk when markets have been buoyant.

How I manage risk in my own portfolio

Rebalancing—periodically adjusting your asset allocation so it stays in line with your goals and risk tolerance—is one of the best ways I know of to help manage risk. Without rebalancing, your portfolio may end up potentially riskier than you intended and no longer aligned with your goals.

I have a ritual I perform every June and again each December, between Christmas and New Year’s, as I prepare for a series of annual meetings with the Vanguard crew. I’ll set aside some time, review my

Market Barometer
			Total Returns
		Periods Ended June 30, 2017
			Five Years
	Six Months	One Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	9.27%	18.03%	14.67%
Russell 2000 Index (Small-caps)	4.99	24.60	13.70
Russell 3000 Index (Broad U.S. market)	8.93	18.51	14.58
FTSE All-World ex US Index (International)	13.95	20.53	7.68

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	2.27%	-0.31%	2.21%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	3.57	-0.49	3.26
Citigroup Three-Month U.S. Treasury Bill Index	0.30	0.46	0.13

CPI
Consumer Price Index	1.46%	1.63%	1.31%

3

investment portfolio, and, if necessary, rebalance back to my target asset allocation.

My own portfolio is a mix of equity and fixed income funds, and I invest in both actively managed funds and index funds. Most years, I’ll make a minor adjustment to get back to the appropriate asset allocation for my own longer-term goals and risk tolerance. It’s not all that complicated, although my portfolio is a little more complex than some because I own more funds than we’d typically suggest. As chairman of Vanguard’s funds, I feel I should own a significant number of them.

Consider your options

You should consider rebalancing if your target allocation is off by 5 percentage points or more. Admittedly, this is often easier said than done. When an investment has performed exceptionally well, people have a hard time trimming it. They can be led astray by that old (and none-too-helpful) investing saw: Let your winners run.

Fortunately, in recent years we’ve seen all sorts of investors take steps to rebalance. Many of the endowments, foundations, and traditional pension plans that Vanguard serves have good processes built into their investment guidelines to make sure rebalancing takes place on a regular basis. And among investors in defined contribution retirement plans, more and more are using target-date funds, where rebalancing happens automatically.

If you choose to rebalance on your own, use your target asset allocation as your guidepost. Don’t be afraid to buy into bad news. In a sense, don’t worry about the noise of the marketplace. If you work with an advisor, make sure he or she understands the importance you place on your rebalancing ritual.

And remember, the goal of rebalancing is to manage risk, not to avoid it altogether. Risk is inherent in investing—we just want to bear that risk intelligently.

In that insightful memo on risk, Howard Marks included a saying often attributed to Will Rogers: “You’ve got to go out on a limb sometimes because that’s where the fruit is.”

Tim Buckley chosen as Vanguard’s next CEO

In closing, I’ll note senior leadership changes that we announced in July. Our board of directors has elected Vanguard Chief Investment Officer Tim Buckley as president and director of Vanguard. Under the planned transition, Tim will succeed me as Vanguard’s chief executive officer on January 1, 2018.

I’m delighted with our board’s selection of Tim. We first met in 1991 when Tim was interviewing for a job at Vanguard. In the decades since, we’ve worked closely together, and he’s always impressed me as a man of tremendous character and an outstanding leader with a passion for serving our clients. During the transition

4

period, I will work closely with Tim in managing the firm and overseeing its operations.

Replacing Tim as chief investment officer is Greg Davis, who had been global head of Vanguard Fixed Income Group. And succeeding Greg as our fixed income leader is John Hollyer, who most recently served as our global head of investment risk management. I know Greg and John will both do a superb job in their new roles.

As with past successions, I will remain as chairman for a period of time determined by the board. On a personal note, it has been an honor and a privilege to lead Vanguard. Having spent more than half my life at Vanguard, I have come to know many fabulous crew members who are incredibly dedicated to Vanguard’s mission. Please be assured that Tim and the rest of the team will serve you and our other clients extremely well as Vanguard prepares for its next chapter.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III

Chairman and Chief Executive Officer

July 14, 2017

Vanguard fund shareholders encouraged to vote in proxy campaign

This summer you will be asked to vote on the election of trustees for all U.S.-domiciled
Vanguard funds. Shareholders will also be asked to vote on several fund policy proposals that we believe are in the best interests of all shareholders.

Vanguard filed a preliminary proxy statement on July 13, 2017, with the U.S. Securities and
Exchange Commission (SEC). Following the SEC’s review, we expect to provide the proxy materials to Vanguard fund shareholders beginning in late August 2017. That’s when you can begin to vote online, by phone, or by mail.

A shareholder meeting is scheduled to be held in Scottsdale, Arizona, on November 15,
2017, when voting will conclude. We encourage you to vote promptly. Please visit
vanguard.com for updates.

Balanced Index Fund

Fund Profile

As of June 30, 2017

Share-Class Characteristics
	Investor	Admiral	Institutional
	Shares	Shares	Shares
Ticker Symbol	VBINX	VBIAX	VBAIX
Expense Ratio[1]	0.19%	0.07%	0.06%
30-Day SEC Yield	1.90%	2.02%	2.03%

Equity and Portfolio Characteristics
		CRSP US
		Total Market
	Fund	Index
Number of Stocks	3,376	3,598
Median Market Cap	$59.8B	$59.8B
Price/Earnings Ratio	21.2x	21.2x
Price/Book Ratio	2.9x	2.9x
Return on Equity	16.1%	16.0%
Earnings Growth Rate	10.0%	10.0%
Dividend Yield	1.8%	1.8%
Foreign Holdings	0.4%	0.0%
Turnover Rate
(Annualized)	35%	—
Short-Term Reserves	1.5%	—

Fixed Income Characteristics

		Bloomberg
		Barclays
		U.S.
		Aggregate
		Float
		Adjusted
	Fund	Index

Number of Bonds	6,807	9,347

Yield to Maturity (before
expenses)	2.5%	2.5%

Average Coupon	3.0%	3.0%

Average Duration	6.1 years	6.1 years

Average Effective Maturity	8.4 years	8.3 years

Total Fund Volatility Measures
	Balanced
	Composite	CRSP US Total
	Index	Market Index
R-Squared	1.00	0.96
Beta	1.00	0.59
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Stocks (% of equity portfolio)
Apple Inc.	Computer Hardware	2.7%
Alphabet Inc.	Internet	2.2
Microsoft Corp.	Software	2.1
Amazon.com Inc.	Broadline Retailers	1.6
Johnson & Johnson	Pharmaceuticals	1.4
Facebook Inc.	Internet	1.4
Exxon Mobil Corp.	Integrated Oil and
	Gas	1.4
Berkshire Hathaway Inc. Reinsurance		1.3
JPMorgan Chase & Co.	Banks	1.3
Wells Fargo & Co.	Banks	1.0
Top Ten		16.4%
Top Ten as % of Total Net Assets		9.8%
The holdings listed exclude any temporary cash investments and equity index products.

Fund Asset Allocation

1 The expense ratios shown are from the prospectus dated April 26, 2017, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2017, the annualized expense ratios were 0.19% for Investor Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares.

6

Balanced Index Fund

Sector Diversification (% of equity exposure)
		CRSP US
		Total Market
	Fund	Index
Basic Materials	2.6%	2.6%
Consumer Goods	9.7	9.7
Consumer Services	13.1	13.0
Financials	20.5	20.5
Health Care	13.1	13.1
Industrials	13.0	13.0
Oil & Gas	5.5	5.6
Technology	17.3	17.4
Telecommunications	2.0	1.9
Utilities	3.2	3.2

Sector Diversification (% of fixed income portfolio)

Asset-Backed	2.5%
Finance	8.7
Foreign	5.0
Government Mortgage-Backed	21.2
Industrial	17.3
Treasury/Agency	42.7
Utilities	1.9
Other	0.7

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of fixed income portfolio)

U.S. Government	63.8%
Aaa	5.5
Aa	3.9
A	11.6
Baa	15.2

Credit-quality ratings are obtained from Barclays and are from Moody's, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. For more information about these ratings, see the Glossary entry for Credit Quality.

Equity Investment Focus

Fixed Income Investment Focus

7

Balanced Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2006, Through June 30, 2017

For a benchmark description, see the Glossary.

Note: For 2017, performance data reflect the six months ended June 30, 2017.

Average Annual Total Returns: Periods Ended June 30, 2017

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	11/9/1992	10.45%	9.42%	2.40%	4.02%	6.42%
Admiral Shares	11/13/2000	10.59	9.57	2.53	4.02	6.55
Institutional Shares	12/1/2000	10.59	9.58	2.56	4.02	6.58

See Financial Highlights for dividend and capital gains information.

8

Balanced Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2017

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials †		521,541	1.5%

Consumer Goods
Procter & Gamble Co.	2,102,485	183,232	0.5%
Philip Morris International Inc.	1,256,692	147,599	0.4%
Coca-Cola Co.	3,130,857	140,419	0.4%
PepsiCo Inc.	1,146,590	132,420	0.4%
Altria Group Inc.	1,561,459	116,282	0.4%
Consumer Goods—Other †		1,248,635	3.7%
		1,968,587	5.8%
Consumer Services
* Amazon.com Inc.	328,916	318,391	0.9%
Home Depot Inc.	982,802	150,762	0.5%
Comcast Corp. Class A	3,820,373	148,689	0.4%
Walt Disney Co.	1,210,950	128,663	0.4%
McDonald’s Corp.	667,229	102,193	0.3%
Wal-Mart Stores Inc.	1,241,953	93,991	0.3%
Consumer Services—Other †		1,717,628	5.0%
		2,660,317	7.8%
Financials
JPMorgan Chase & Co.	2,884,787	263,670	0.8%
* Berkshire Hathaway Inc. Class B	1,439,972	243,888	0.7%
Wells Fargo & Co.	3,653,653	202,449	0.6%
Bank of America Corp.	8,081,199	196,050	0.6%
Citigroup Inc.	2,297,409	153,651	0.4%
Visa Inc. Class A	1,499,387	140,613	0.4%
Mastercard Inc. Class A	766,514	93,093	0.3%
Financials—Other †		2,880,626	8.4%
		4,174,040	12.2%

9

Balanced Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Health Care
Johnson & Johnson	2,193,629	290,195	0.9%
Pfizer Inc.	4,806,961	161,466	0.5%
UnitedHealth Group Inc.	776,198	143,923	0.4%
Merck & Co. Inc.	2,222,050	142,411	0.4%
Amgen Inc.	597,396	102,890	0.3%
Medtronic plc	1,108,713	98,398	0.3%
AbbVie Inc.	1,290,734	93,591	0.3%
* Celgene Corp.	635,108	82,481	0.2%
Bristol-Myers Squibb Co.	1,349,740	75,208	0.2%
Gilead Sciences Inc.	1,059,587	74,998	0.2%
Health Care—Other †		1,411,672	4.2%
		2,677,233	7.9%
Industrials
General Electric Co.	7,145,105	192,989	0.6%
3M Co.	478,517	99,622	0.3%
Boeing Co.	471,253	93,190	0.3%
Honeywell International Inc.	612,583	81,651	0.2%
United Technologies Corp.	612,478	74,790	0.2%
Industrials—Other †		2,105,634	6.2%
		2,647,876	7.8%

Information Technology †		23	0.0%

Oil & Gas
Exxon Mobil Corp.	3,434,455	277,264	0.8%
Chevron Corp.	1,533,417	159,981	0.5%
Oil & Gas—Other †		693,210	2.0%
		1,130,455	3.3%

Other †		127	0.0%

Technology
Apple Inc.	3,809,656	548,667	1.6%
Microsoft Corp.	6,216,720	428,519	1.3%
* Facebook Inc. Class A	1,913,205	288,856	0.9%
* Alphabet Inc. Class A	237,389	220,696	0.6%
* Alphabet Inc. Class C	242,434	220,307	0.6%
Intel Corp.	3,824,672	129,044	0.4%
Cisco Systems Inc.	4,058,016	127,016	0.4%
Oracle Corp.	2,486,288	124,662	0.4%
International Business Machines Corp.	713,225	109,715	0.3%
Broadcom Ltd.	324,989	75,739	0.2%
Technology—Other †		1,260,180	3.7%
		3,533,401	10.4%

Telecommunications
AT&T Inc.	4,949,707	186,753	0.6%
Verizon Communications Inc.	3,280,924	146,526	0.4%
Telecommunications—Other †		66,640	0.2%
		399,919	1.2%

10

Balanced Index Fund

	Market	Percentage
	Value•	of Net
	($000)	Assets
Utilities †	644,385	1.9%
Total Common Stocks (Cost $9,694,078)	20,357,904	59.8%[1]

				Face
			Maturity	Amount
		Coupon	Date	($000)
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury
	Note/Bond	1.000%	11/15/19	175,585	173,720	0.5%
	United States Treasury
	Note/Bond	0.875%	5/31/18	79,961	79,674	0.2%
	United States Treasury
	Note/Bond	2.750%	11/15/42	79,783	78,948	0.2%
	United States Treasury
	Note/Bond	0.625%–9.125%	4/30/18–5/15/47	5,045,360	5,132,872	15.1%
					5,465,214	16.0%
Agency Bonds and Notes
2	Federal Home Loan
	Mortgage Corp.	0.875%–6.750%	10/12/18–7/15/32	65,411	66,442	0.2%
2	Federal National
	Mortgage Assn.	0.000%–7.250%	7/20/18–7/15/37	111,416	115,809	0.3%
	Agency Bonds and Notes—Other †				98,501	0.3%
					280,752	0.8%
Conventional Mortgage-Backed Securities
[2,3,4] Fannie Mae Pool		2.000%–10.000%	7/1/17–7/1/47	1,160,589	1,204,142	3.5%
[2,3,4] Freddie Mac Gold Pool		2.000%–10.000%	7/1/17–7/1/47	744,750	769,911	2.3%
[3,4]	Ginnie Mae I Pool	3.000%–10.000%	1/15/18–7/1/47	95,872	102,437	0.3%
[3,4]	Ginnie Mae II Pool	2.500%–7.000%	3/20/18–7/1/47	755,491	784,448	2.3%
					2,860,938	8.4%
Nonconventional Mortgage-Backed Securities
[2,4,5] Fannie Mae Pool		2.111%–5.860%	11/1/33–12/1/43	13,070	13,558	0.1%
[2,4,5] Freddie Mac Non
	Gold Pool	2.235%–5.125%	11/1/34–11/1/43	3,297	3,425	0.0%
[4,5]	Ginnie Mae II Pool	2.125%–3.500%	7/20/38–12/20/43	5,447	5,616	0.0%
					22,599	0.1%
Total U.S. Government and Agency Obligations (Cost $8,604,271)					8,629,503	25.3%
Asset-Backed/Commercial Mortgage-Backed Securities
4	Bear Stearns Commercial
	Mortgage Securities Trust
	2007-PWR18	5.700%	6/11/50	742	747	0.0%
4	Bear Stearns Commercial
	Mortgage Securities Trust
	2007-TOP26	5.513%	1/12/45	113	115	0.0%
4	Bear Stearns Commercial
	Mortgage Securities Trust
	2007-TOP28	5.742%	9/11/42	275	276	0.0%
4	Chase Issuance Trust 2012-A4	1.580%	8/16/21	600	599	0.0%
4	Chase Issuance Trust 2012-A7	2.160%	9/16/24	1,314	1,311	0.0%

Balanced Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value •	of Net
	Coupon	Date	($000)	($000)	Assets
4 Chase Issuance Trust 2013-A1	1.300%	2/18/20	1,050	1,049	0.0%
4 Chase Issuance Trust 2014-A2	2.770%	3/15/23	900	927	0.0%
4 Chase Issuance Trust 2014-A6	1.260%	7/15/19	1,075	1,075	0.0%
4 Chase Issuance Trust 2014-A7	1.380%	11/15/19	800	800	0.0%
4 Chase Issuance Trust 2015-A4	1.840%	4/15/22	600	600	0.0%
4 Chase Issuance Trust 2015-A5	1.360%	4/15/20	1,225	1,224	0.0%
4 Chase Issuance Trust 2016-A2	1.370%	6/15/21	775	770	0.0%
4 Chase Issuance Trust 2016-A4	1.490%	7/15/22	700	693	0.0%
4 Chase Issuance Trust 2016-A5	1.270%	7/15/21	775	769	0.0%
4 JP Morgan Chase
Commercial Mortgage
Securities Trust 2006-LDP7	6.139%	4/17/45	4	4	0.0%
4 JP Morgan Chase Commercial
Mortgage Securities Trust
2012-C6	3.507%	5/15/45	480	501	0.0%
4 JP Morgan Chase Commercial
Mortgage Securities Trust
2012-C8	2.829%	10/15/45	1,735	1,759	0.0%
4 JP Morgan Chase Commercial
Mortgage Securities Trust
2012-CIBX	3.483%	6/15/45	433	450	0.0%
4 JP Morgan Chase Commercial
Mortgage Securities Trust
2013-C10	3.142%–3.372%	12/15/47	255	260	0.0%
4 JP Morgan Chase Commercial
Mortgage Securities Trust
2013-C16	3.674%–5.076%	12/15/46	950	1,015	0.0%
4 JP Morgan Chase Commercial
Mortgage Securities Trust
2013-LC11	2.960%	4/15/46	673	681	0.0%
4 JP Morgan Chase Commercial
Mortgage Securities Trust
2014-C20	2.872%–3.805%	7/15/47	250	257	0.0%
4 JP Morgan Chase Commercial
Mortgage Securities Trust
2015-JP1	3.914%	1/15/49	325	345	0.0%
4 JP Morgan Chase Commercial
Mortgage Securities Trust
2016-JP3	2.870%	8/15/49	975	956	0.0%
4 JP Morgan Chase Commercial
Mortgage Securities Trust
2016-JP4	3.648%–3.870%	12/15/49	725	755	0.0%
4 JP Morgan Chase Commercial
Mortgage Securities Trust
2017-JP6	3.050%–3.744%	7/15/50	800	824	0.0%
4 JPMCC Commercial
Mortgage Securities
Trust 2017-JP5	3.723%	3/15/50	1,250	1,309	0.0%
6 Asset-Backed/Commercial
Mortgage-Backed
Securities—Other †				318,298	1.0%
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $336,006)				338,369	1.0%

12

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value •	of Net
		Coupon	Date	($000)	($000)	Assets
Corporate Bonds
Finance
	Banking
	Bear Stearns Cos. LLC	4.650%	7/2/18	40	41	0.0%
4	JPMorgan Chase & Co.	1.850%–6.400%	1/28/19–2/22/48	72,650	75,702	0.2%
	JPMorgan Chase
	Bank NA	1.450%–1.650%	9/21/18–9/23/19	1,145	1,139	0.0%
6	Banking—Other †				763,323	2.2%
	Brokerage †				33,109	0.1%
6	Finance Companies †				43,805	0.1%
6	Insurance †				164,489	0.5%
	Real Estate Investment Trusts †				91,966	0.3%
					1,173,574	3.4%
Industrial
6	Basic Industry †				130,939	0.4%
6	Capital Goods †				187,719	0.5%
6	Communication †				363,787	1.1%
	Consumer Cyclical †				272,125	0.8%
6	Consumer Noncyclical †				593,039	1.7%
6	Energy †				358,186	1.1%
	Other Industrial †				11,636	0.0%
	Technology
	Alphabet Inc.	1.998%–3.625%	5/19/21–8/15/26	1,850	1,775	0.0%
	Apple Inc.	1.100%–4.650%	2/8/19–2/9/47	52,413	53,507	0.2%
	Microsoft Corp.	1.100%–5.300%	11/3/18–2/6/57	55,774	57,091	0.2%
6	Technology—Other †				216,913	0.6%
	Transportation †				85,606	0.3%
					2,332,323	6.9%
Utilities
6	Electric †				241,496	0.7%
	Natural Gas †				18,090	0.1%
	Other Utility †				3,492	0.0%
					263,078	0.8%
Total Corporate Bonds (Cost $3,652,200)					3,768,975	11.1%
[6]Sovereign Bonds (Cost $ 674,214) †					681,497	2.0%
Taxable Municipal Bonds (Cost $ 90,437) †					99,810	0.3%
Temporary Cash Investments
U.S. Government and Agency Obligations
7	United States Treasury Bill
		0.593%–1.052%	7/13/17–11/24/17	5,700	5,685	0.0%

				Shares
Money Market Fund
[8,9]	Vanguard Market Liquidity Fund 1.181%			6,145,531	614,676	1.8%
Total Temporary Cash Investments (Cost $620,280)					620,361	1.8%[1]
[10]Total Investments (Cost $23,671,486)					34,496,419	101.3%

13

Balanced Index Fund

	Amount
	($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard	2,222
Receivables for Investment Securities Sold	103,427
Receivables for Accrued Income	100,445
Receivables for Capital Shares Issued	48,081
Other Assets	12,821
Total Other Assets	266,996	0.8%
Liabilities
Payables for Investment Securities Purchased	(556,773)
Collateral for Securities on Loan	(64,059)
Payables for Capital Shares Redeemed	(40,534)
Payables to Vanguard	(18,068)
Other Liabilities	(15,665)
Total Liabilities	(695,099)	(2.1%)
Net Assets	34,068,316	100.0%

At June 30, 2017, net assets consisted of:
		Amount
		($000)
Paid-in Capital		23,361,774
Undistributed Net Investment Income		1,193
Accumulated Net Realized Losses		(118,964)
Unrealized Appreciation (Depreciation)
Investment Securities		10,824,933
Futures Contracts		(620)
Net Assets		34,068,316

Investor Shares—Net Assets
Applicable to 109,789,265 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		3,597,472
Net Asset Value Per Share—Investor Shares		$32.77

14

Balanced Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 641,743,870 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	21,027,479
Net Asset Value Per Share—Admiral Shares	$32.77

Institutional Shares—Net Assets
Applicable to 288,164,016 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	9,443,365
Net Asset Value Per Share—Institutional Shares	$32.77

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 60.1% and 1.5%, respectively, of net assets.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30,
2017.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Adjustable-rate security.
6 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the aggregate value of these securities was $72,841,000, representing 0.2% of net assets.
7 Securities with a value of $5,305,000 have been segregated as initial margin for open futures contracts.
8 Includes $64,059,000 of collateral received for securities on loan.
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
10 The total value of securities on loan is $60,315,000.
See accompanying Notes, which are an integral part of the Financial Statements.

15

Balanced Index Fund

Statement of Operations

Six Months Ended
June 30,2017
($000)
Investment Income
Income
Dividends[1]	176,555
Interest [2]	165,250
Securities Lending—Net	1,226
Total Income	343,031
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,562
Management and Administrative—Investor Shares	2,748
Management and Administrative—Admiral Shares	4,817
Management and Administrative—Institutional Shares	2,081
Marketing and Distribution—Investor Shares	341
Marketing and Distribution—Admiral Shares	811
Marketing and Distribution—Institutional Shares	93
Custodian Fees	204
Shareholders’ Reports—Investor Shares	126
Shareholders’ Reports—Admiral Shares	253
Shareholders’ Reports—Institutional Shares	28
Trustees’ Fees and Expenses	12
Total Expenses	13,076
Net Investment Income	329,955
Realized Net Gain (Loss)
Investment Securities Sold [2]	61,513
Futures Contracts	8,857
Realized Net Gain (Loss)	70,370
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,573,849
Futures Contracts	(268)
Change in Unrealized Appreciation (Depreciation)	1,573,581
Net Increase (Decrease) in Net Assets Resulting from Operations	1,973,906

1 Dividends are net of foreign withholding taxes of $9,000.
2 Interest income and realized net gain (loss) from an affiliated company of the fund were $2,346,000 and $1,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Balanced Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	329,955	609,257
Realized Net Gain (Loss)	70,370	19,297
Change in Unrealized Appreciation (Depreciation)	1,573,581	1,752,786
Net Increase (Decrease) in Net Assets Resulting from Operations	1,973,906	2,381,340
Distributions
Net Investment Income
Investor Shares	(31,666)	(65,129)
Admiral Shares	(194,691)	(371,977)
Institutional Shares	(87,902)	(172,637)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(314,259)	(609,743)
Capital Share Transactions
Investor Shares	73,706	50,339
Admiral Shares	1,313,370	1,896,999
Institutional Shares	488,448	546,339
Net Increase (Decrease) from Capital Share Transactions	1,875,524	2,493,677
Total Increase (Decrease)	3,535,171	4,265,274
Net Assets
Beginning of Period	30,533,145	26,267,871
End of Period[1]	34,068,316	30,533,145

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $1,193,000 and ($14,503,000).

See accompanying Notes, which are an integral part of the Financial Statements.

17

Balanced Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$31.11	$29.22	$29.68	$27.52	$23.76	$21.78
Investment Operations
Net Investment Income	. 303	. 613	. 570	. 531	. 473	. 486
Net Realized and Unrealized Gain (Loss)
on Investments	1.645	1.889	(.459)	2.160	3.754	1.971
Total from Investment Operations	1.948	2.502	.111	2.691	4.227	2.457
Distributions
Dividends from Net Investment Income	(. 288)	(. 612)	(. 571)	(. 531)	(. 467)	(. 477)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 288)	(. 612)	(. 571)	(. 531)	(. 467)	(. 477)
Net Asset Value, End of Period	$32.77	$31.11	$29.22	$29.68	$27.52	$23.76

Total Return[1]	6.27%	8.63%	0.37%	9.84%	17.91%	11.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,597	$3,343	$3,090	$3,174	$2,974	$2,844
Ratio of Total Expenses to
Average Net Assets	0.19%	0.19%	0.22%	0.23%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.97%	2.06%	1.92%	1.87%	1.84%	2.13%
Portfolio Turnover Rate[2]	35%[3]	44%[3]	61%	53%	47%	43%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Includes 10%, 12%, 24%, 27%, 27%, and 25% attributable to mortgage-dollar-roll activity.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Balanced Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$31.11	$29.22	$29.68	$27.52	$23.76	$21.78
Investment Operations
Net Investment Income	. 324.649		.612	.572	.513	.520
Net Realized and Unrealized Gain (Loss)
on Investments	1.645	1.890	(.460)	2.158	3.755	1.970
Total from Investment Operations	1.969	2.539	.152	2.730	4.268	2.490
Distributions
Dividends from Net Investment Income	(. 309)	(. 649)	(. 612)	(. 570)	(. 508)	(. 510)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 309)	(. 649)	(. 612)	(. 570)	(. 508)	(. 510)
Net Asset Value, End of Period	$32.77	$31.11	$29.22	$29.68	$27.52	$23.76

Total Return[1]	6.34%	8.77%	0.51%	9.99%	18.10%	11.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,027	$18,695	$15,726	$14,112	$9,688	$7,407
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.09%	2.18%	2.06%	2.01%	1.99%	2.27%
Portfolio Turnover Rate[2]	35%[3]	44%[3]	61%	53%	47%	43%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Includes 10%, 12%, 24%, 27%, 27%, and 25% attributable to mortgage-dollar-roll activity.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Balanced Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$31.12	$29.22	$29.68	$27.52	$23.76	$21.78
Investment Operations
Net Investment Income	. 326.653		.615	.574	.515	.523
Net Realized and Unrealized Gain (Loss)
on Investments	1.633	1.899	(.460)	2.159	3.755	1.971
Total from Investment Operations	1.959	2.552	.155	2.733	4.270	2.494
Distributions
Dividends from Net Investment Income	(. 309)	(. 652)	(. 615)	(. 573)	(. 510)	(. 514)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 309)	(. 652)	(. 615)	(. 573)	(. 510)	(. 514)
Net Asset Value, End of Period	$32.77	$31.12	$29.22	$29.68	$27.52	$23.76

Total Return	6.31%	8.81%	0.52%	10.00%	18.11%	11.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,443	$8,495	$7,452	$7,392	$6,938	$5,554
Ratio of Total Expenses to
Average Net Assets	0.06%	0.06%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.10%	2.19%	2.07%	2.02%	2.00%	2.29%
Portfolio Turnover Rate[1]	35%[2]	44%[2]	61%	53%	47%	43%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized. 1 Includes 10%, 12%, 24%, 27%, 27%, and 25% attributable to mortgage-dollar-roll activity.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Balanced Index Fund

Notes to Financial Statements

Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

21

Balanced Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At June 30, 2017, counterparties had deposited in segregated accounts securities and cash with a value of $295,000 in connection with TBA transactions.

4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets.

22

Balanced Index Fund

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2013–2016), and for the period ended June 30, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2017, or at any time during the period then ended.

9. Other: Dividend income is recorded on the ex-dividend. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

23

Balanced Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2017, the fund had contributed to Vanguard capital in the amount of $2,222,000, representing 0.01% of the fund’s net assets and 0.89% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	20,357,490	—	414
U.S. Government and Agency Obligations	—	8,629,503	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	338,369	—
Corporate Bonds	—	3,768,975	—
Sovereign Bonds	—	681,497	—
Taxable Municipal Bonds	—	99,810	—
Temporary Cash Investments	614,676	5,685	—
Futures Contracts—Assets[1]	37	—	—
Futures Contracts—Liabilities[1]	(31)	—	—
Total	20,972,172	13,523,839	414
1 Represents variation margin on the last day of the reporting period.

24

Balanced Index Fund

D. At June 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2017	724	87,637	(484)
E-mini Russell 2000 Index	September 2017	167	11,809	(80)
E-mini S&P Mid-Cap 400 Index	September 2017	48	8,381	(56)
				(620)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2017, the fund realized $38,949,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined at the end of each fiscal year. For tax purposes, at December 31, 2016, the fund had available capital losses totaling $150,736,000 to offset future net capital gains. Of this amount, $15,654,000 is subject to expiration on December 31, 2017. Capital losses of $135,082,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2017; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2017, the cost of investment securities for tax purposes was $23,671,755,000. Net unrealized appreciation of investment securities for tax purposes was $10,824,664,000, consisting of unrealized gains of $10,938,948,000 on securities that had risen in value since their purchase and $114,284,000 in unrealized losses on securities that had fallen in value since their purchase.

25

Balanced Index Fund

F. During the six months ended June 30, 2017, the fund purchased $1,911,239,000 of investment securities and sold $823,841,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $5,600,659,000 and $4,785,662,000, respectively. Total purchases and sales include $0 and $66,688,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		June 30, 2017	December 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	479,883	14,944	848,157	28,237
Issued in Lieu of Cash Distributions	30,087	927	62,207	2,051
Redeemed	(436,264)	(13,540)	(860,025)	(28,588)
Net Increase (Decrease)—Investor Shares	73,706	2,331	50,339	1,700
Admiral Shares
Issued	2,714,712	84,454	4,359,328	144,656
Issued in Lieu of Cash Distributions	180,385	5,557	347,026	11,437
Redeemed	(1,581,727)	(49,141)	(2,809,355)	(93,372)
Net Increase (Decrease) —Admiral Shares	1,313,370	40,870	1,896,999	62,721
Institutional Shares
Issued	872,111	27,049	1,372,138	45,563
Issued in Lieu of Cash Distributions	85,958	2,647	168,133	5,541
Redeemed	(469,621)	(14,534)	(993,932)	(33,085)
Net Increase (Decrease)—Institutional Shares	488,448	15,162	546,339	18,019

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2017, that would require recognition or disclosure in these financial statements.

26

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

27

Six Months Ended June 30, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Balanced Index Fund	12/31/2016	6/30/2017	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,062.73	$0.97
Admiral Shares	1,000.00	1,063.41	0.36
Institutional Shares	1,000.00	1,063.07	0.31
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.85	$0.95
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.50	0.30

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.19% for Investor Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

28

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Balanced Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index and Fixed Income Groups. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. Both the Equity Index Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s management team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

29

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

30

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays and are from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

31

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

32

Benchmark Information

Balanced Composite Index: Weighted 60% Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) and 40% Lehman Brothers U.S. Aggregate Bond Index through May 31, 2005; 60% MSCI US Broad Market Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index through December 31, 2009; 60% MSCI US Broad Market Index and 40% Bloomberg Barclays U.S. Aggregate Float Adjusted Index through January 14, 2013; and 60% CRSP US Total Market Index and 40% Bloomberg Barclays U.S. Aggregate Float Adjusted Index thereafter.

33

Vanguard Balanced Index Fund is not sponsored, endorsed, issued, sold or promoted by Barclays Risk Analytics and Index Solutions Limited or any of its affiliates (“Barclays”). Barclays makes no representation or warranty, express or implied, to the owners or purchasers of Vanguard Balanced Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Balanced Index Fund particularly or the ability of the Barclays Index to track general bond market performance. Barclays has not passed on the legality or suitability of Vanguard Balanced Index Fund with respect to any person or entity. Barclays’ only relationship to Vanguard and Vanguard Balanced Index Fund is the licensing of the Barclays Index which is determined, composed and calculated by Barclays without regard to Vanguard or Vanguard Balanced Index Fund or any owners or purchasers of the Vanguard Balanced Index Fund. Barclays has no obligation to take the needs of Vanguard, Vanguard Balanced Index Fund or the owners of Vanguard Balanced Index Fund into consideration in determining, composing or calculating the Barclays Index. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of Vanguard Balanced Index Fund to be issued. Barclays has no obligation or liability in connection with the administration, marketing or trading of Vanguard Balanced Index Fund.

BARCLAYS SHALL HAVE NO LIABILITY TO THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE INDEX. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF VANGUARD BALANCED INDEX FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS U.S. AGGREGATE FLOAT ADJUSTED INDEX, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS U.S. AGGREGATE FLOAT ADJUSTED INDEX. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY INDIRECT OR CONSEQUENTIAL DAMAGES RESULTING FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN.

© 2017 Barclays. Used with Permission.

Source: Barclays Global Family of Indices. Copyright 2017, Barclays. All rights reserved.

34

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 197 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College; Trustee of the University of Rochester.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2006), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina

Foundation for Education; Director of the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, the Board of Catholic Investment Services, Inc. (investment advisor), and the Board of Superintendence of the Institute for the Works of Religion; Chairman of the Board of TIFF Advisory Services, Inc. (investment advisor).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Director of Vanguard Marketing Corporation; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior ManagementTeam
Mortimer J. Buckley	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q022 082017

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)

Common Stocks (59.8%)[1]
Basic Materials (1.5%)
	Dow Chemical Co.	978,765	61,731
	EI du Pont de Nemours & Co.	698,838	56,403
	Praxair Inc.	227,706	30,182
	Ecolab Inc.	214,280	28,446
	Air Products & Chemicals Inc.	174,418	24,952
	PPG Industries Inc.	207,075	22,770
	LyondellBasell Industries NV Class A	261,321	22,053
	International Paper Co.	332,538	18,825
	Nucor Corp.	258,973	14,987
	Newmont Mining Corp.	430,797	13,953
*	Freeport-McMoRan Inc.	1,051,073	12,623
	Celanese Corp. Class A	115,811	10,995
	Albemarle Corp.	89,490	9,445
	Eastman Chemical Co.	109,749	9,218
	International Flavors & Fragrances Inc.	62,553	8,445
	Arconic Inc.	354,395	8,027
	FMC Corp.	109,039	7,965
	Steel Dynamics Inc.	183,572	6,574
	Mosaic Co.	279,767	6,387
	Avery Dennison Corp.	70,164	6,200
	RPM International Inc.	106,324	5,800
	Chemours Co.	148,001	5,612
	CF Industries Holdings Inc.	192,665	5,387
*	Axalta Coating Systems Ltd.	166,380	5,331
*	Alcoa Corp.	147,164	4,805
	Reliance Steel & Aluminum Co.	57,961	4,220
	Huntsman Corp.	162,785	4,206
	Royal Gold Inc.	53,169	4,156
	Olin Corp.	133,764	4,050
	WR Grace & Co.	54,463	3,922
	NewMarket Corp.	7,924	3,649
	Ashland Global Holdings Inc.	49,715	3,277
	Scotts Miracle-Gro Co.	36,525	3,267
	Sensient Technologies Corp.	37,548	3,024
	United States Steel Corp.	136,213	3,016
	PolyOne Corp.	73,564	2,850
*	Peabody Energy Corp.	115,074	2,814
	Versum Materials Inc.	85,814	2,789
	US Silica Holdings Inc.	71,149	2,525
	Cabot Corp.	47,248	2,524
	Westlake Chemical Corp.	35,026	2,319
*	Univar Inc.	76,090	2,222
	HB Fuller Co.	43,039	2,200
	Minerals Technologies Inc.	29,192	2,137
*	Platform Specialty Products Corp.	164,268	2,083
	Domtar Corp.	52,574	2,020
	Balchem Corp.	25,971	2,018
*	Ingevity Corp.	33,227	1,907
*	CONSOL Energy Inc.	126,221	1,886
	Commercial Metals Co.	93,031	1,808
^	Compass Minerals International Inc.	26,745	1,746
	Worthington Industries Inc.	34,333	1,724
*	GCP Applied Technologies Inc.	55,723	1,700
*	Cliffs Natural Resources Inc.	242,922	1,681
	Hecla Mining Co.	311,927	1,591
*	Cambrex Corp.	26,265	1,569
*	AK Steel Holding Corp.	237,900	1,563
	Quaker Chemical Corp.	10,739	1,560
	KapStone Paper and Packaging Corp.	72,516	1,496
	Allegheny Technologies Inc.	86,200	1,466
	Stepan Co.	16,616	1,448

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Coeur Mining Inc.	159,200	1,366
	Innospec Inc.	19,307	1,266
	Carpenter Technology Corp.	33,216	1,243
	Kaiser Aluminum Corp.	13,838	1,225
*	Ferro Corp.	66,664	1,219
	Arch Coal Inc. Class A	15,899	1,086
	Neenah Paper Inc.	11,398	915
*	Kraton Corp.	26,421	910
*	AdvanSix Inc.	28,851	901
	Tronox Ltd. Class A	55,079	833
	A Schulman Inc.	21,712	695
	Calgon Carbon Corp.	45,480	687
	Innophos Holdings Inc.	15,510	680
	PH Glatfelter Co.	34,514	674
	Chase Corp.	6,079	649
*	Century Aluminum Co.	41,600	648
	Rayonier Advanced Materials Inc.	40,771	641
*	Clearwater Paper Corp.	13,682	640
	Deltic Timber Corp.	8,477	633
*	Koppers Holdings Inc.	16,605	600
*	CSW Industrials Inc.	15,318	592
*	SunCoke Energy Inc.	52,479	572
*	Fairmount Santrol Holdings Inc.	119,125	465
	KMG Chemicals Inc.	8,999	438
	Hawkins Inc.	9,372	434
	Haynes International Inc.	11,934	433
	American Vanguard Corp.	24,911	430
	Tredegar Corp.	26,465	404
	FutureFuel Corp.	25,100	379
*	Veritiv Corp.	7,808	351
*	OMNOVA Solutions Inc.	34,053	332
	Kronos Worldwide Inc.	17,870	326
*	Nexeo Solutions Inc.	34,503	286
	Aceto Corp.	14,366	222
*	LSB Industries Inc.	20,920	216
*	Cloud Peak Energy Inc.	60,241	213
*	Codexis Inc.	33,679	183
	Olympic Steel Inc.	9,300	181
*	Intrepid Potash Inc.	68,500	155
	Gold Resource Corp.	37,790	154
	Hallador Energy Co.	19,198	149
*	Resolute Forest Products Inc.	32,623	143
	Warrior Met Coal Inc.	8,354	143
*,^	Uranium Energy Corp.	84,185	134
*	Northern Technologies International Corp.	7,900	126
	Ampco-Pittsburgh Corp.	8,432	124
*	Ryerson Holding Corp.	11,350	112
*,^	ChromaDex Corp.	28,600	109
*	AgroFresh Solutions Inc.	12,664	91
*	Synalloy Corp.	7,724	88
*	Westmoreland Coal Co.	17,009	83
*	NL Industries Inc.	11,473	81
*	Handy & Harman Ltd.	2,000	63
*,^	Ur-Energy Inc.	79,380	50
*,^	Pershing Gold Corp.	15,859	44
*	Real Industry Inc.	12,514	36
	United-Guardian Inc.	2,196	34
*	General Moly Inc.	69,405	26
*	Solitario Exploration & Royalty Corp.	21,996	15
*,^	Golden Minerals Co.	21,900	12
*	Rentech Inc.	25,934	12
*,^	Uni-Pixel Inc.	30,720	12
*	Comstock Mining Inc.	63,261	12
*	Universal Stainless & Alloy Products Inc.	300	6

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Centrus Energy Corp. Class A	1,000	4
*,^	Ramaco Resources Inc.	527	3
*	Marrone Bio Innovations Inc.	1,700	2
*	US Antimony Corp.	3,395	1
			521,541
Consumer Goods (5.8%)
	Procter & Gamble Co.	2,102,485	183,232
	Philip Morris International Inc.	1,256,692	147,599
	Coca-Cola Co.	3,130,857	140,419
	PepsiCo Inc.	1,146,590	132,420
	Altria Group Inc.	1,561,459	116,282
	NIKE Inc. Class B	1,063,885	62,769
	Colgate-Palmolive Co.	711,511	52,744
	Mondelez International Inc. Class A	1,186,000	51,223
	Reynolds American Inc.	691,341	44,965
	Kraft Heinz Co.	490,471	42,004
	Monsanto Co.	352,972	41,778
	General Motors Co.	1,058,580	36,976
	Kimberly-Clark Corp.	282,682	36,497
*,^	Tesla Inc.	99,465	35,968
	Ford Motor Co.	2,995,447	33,519
	Activision Blizzard Inc.	576,027	33,162
*	Electronic Arts Inc.	248,724	26,295
	General Mills Inc.	470,047	26,041
	Constellation Brands Inc. Class A	132,995	25,765
	Newell Brands Inc.	386,200	20,708
	Archer-Daniels-Midland Co.	463,055	19,161
	Delphi Automotive plc	216,282	18,957
*	Monster Beverage Corp.	350,440	17,410
	Estee Lauder Cos. Inc. Class A	180,275	17,303
	Stanley Black & Decker Inc.	122,055	17,177
	Tyson Foods Inc. Class A	232,667	14,572
	VF Corp.	246,540	14,201
	Kellogg Co.	197,317	13,706
	Clorox Co.	102,297	13,630
	Dr Pepper Snapple Group Inc.	149,523	13,623
	Conagra Brands Inc.	351,758	12,579
	Molson Coors Brewing Co. Class B	143,367	12,378
*	Mohawk Industries Inc.	49,644	11,998
	Hershey Co.	108,363	11,635
	Whirlpool Corp.	59,072	11,319
	Genuine Parts Co.	116,477	10,804
	Church & Dwight Co. Inc.	204,672	10,618
	Coach Inc.	224,109	10,609
	JM Smucker Co.	89,496	10,590
	Hasbro Inc.	90,525	10,094
	DR Horton Inc.	285,417	9,867
	McCormick & Co. Inc.	91,493	8,922
	Lennar Corp. Class A	160,785	8,573
	Campbell Soup Co.	163,090	8,505
	Lear Corp.	59,853	8,504
	Bunge Ltd.	113,206	8,445
	Harley-Davidson Inc.	148,626	8,029
*	LKQ Corp.	235,170	7,749
	Goodyear Tire & Rubber Co.	213,204	7,454
	Hormel Foods Corp.	216,892	7,398
	Snap-on Inc.	46,234	7,305
	PVH Corp.	63,452	7,265
	BorgWarner Inc.	169,912	7,198
	Leucadia National Corp.	267,633	7,001
	Brown-Forman Corp. Class B	143,378	6,968
	Ingredion Inc.	58,285	6,948
	Hanesbrands Inc.	297,213	6,883
	Coty Inc. Class A	360,419	6,761

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	NVR Inc.	2,723	6,564
*	Take-Two Interactive Software Inc.	84,682	6,214
	Mattel Inc.	284,300	6,121
	PulteGroup Inc.	246,212	6,040
*	Middleby Corp.	47,091	5,722
	Pinnacle Foods Inc.	92,345	5,485
	Leggett & Platt Inc.	102,756	5,398
*	WABCO Holdings Inc.	41,606	5,305
	Lamb Weston Holdings Inc.	113,375	4,993
	Gentex Corp.	248,483	4,714
	Toll Brothers Inc.	118,548	4,684
	Thor Industries Inc.	44,775	4,680
*	Lululemon Athletica Inc.	77,757	4,640
^	Polaris Industries Inc.	49,558	4,571
*	Michael Kors Holdings Ltd.	125,251	4,540
	Brunswick Corp.	71,434	4,481
*	Herbalife Ltd.	58,334	4,161
*,^	Under Armour Inc. Class A	180,205	3,921
	Valvoline Inc.	164,622	3,905
*	Post Holdings Inc.	49,857	3,871
	Pool Corp.	32,224	3,789
*	TreeHouse Foods Inc.	44,745	3,655
*	Edgewell Personal Care Co.	47,989	3,648
*	Hain Celestial Group Inc.	85,307	3,312
	Carter's Inc.	37,161	3,305
	Ralph Lauren Corp. Class A	44,523	3,286
*	Skechers U.S.A. Inc. Class A	106,378	3,138
*	Visteon Corp.	30,357	3,098
*	US Foods Holding Corp.	107,209	2,918
	Dana Inc.	126,616	2,827
	Tenneco Inc.	48,456	2,802
	Nu Skin Enterprises Inc. Class A	43,821	2,754
*	Wayfair Inc.	34,016	2,615
	Flowers Foods Inc.	150,760	2,610
*	Zynga Inc. Class A	668,251	2,432
*	Dorman Products Inc.	29,162	2,414
*	Under Armour Inc.	119,683	2,413
	Spectrum Brands Holdings Inc.	18,899	2,363
	Energizer Holdings Inc.	47,429	2,278
	CalAtlantic Group Inc.	62,549	2,211
	Snyder's-Lance Inc.	62,927	2,179
*	Tempur Sealy International Inc.	39,294	2,098
*	Helen of Troy Ltd.	22,288	2,097
	Wolverine World Wide Inc.	74,416	2,084
	Tupperware Brands Corp.	29,544	2,075
	LCI Industries	20,222	2,071
*	Welbilt Inc.	107,652	2,029
*	Darling Ingredients Inc.	127,868	2,013
	B&G Foods Inc.	53,577	1,907
	Lancaster Colony Corp.	15,329	1,880
	Vector Group Ltd.	87,105	1,857
*	Kate Spade & Co.	97,011	1,794
	Cooper Tire & Rubber Co.	49,650	1,792
	Sanderson Farms Inc.	15,063	1,742
*	Deckers Outdoor Corp.	25,089	1,713
*	Steven Madden Ltd.	42,837	1,711
*	iRobot Corp.	20,249	1,704
	KB Home	68,195	1,635
*	TRI Pointe Group Inc.	123,573	1,630
*	Cooper-Standard Holdings Inc.	15,658	1,579
*	Blue Buffalo Pet Products Inc.	68,586	1,564
	J&J Snack Foods Corp.	11,583	1,530
	Herman Miller Inc.	48,485	1,474
	Winnebago Industries Inc.	40,485	1,417

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	HNI Corp.	35,188	1,403
*	Meritage Homes Corp.	32,645	1,378
*	Avon Products Inc.	361,727	1,375
*	Gentherm Inc.	35,382	1,373
	MDC Holdings Inc.	38,647	1,365
	Fresh Del Monte Produce Inc.	26,156	1,332
	Universal Corp.	20,325	1,315
	WD-40 Co.	11,617	1,282
	La-Z-Boy Inc.	38,861	1,263
*	Select Comfort Corp.	34,864	1,237
	Dean Foods Co.	72,347	1,230
	Interface Inc. Class A	62,314	1,224
*	Pilgrim's Pride Corp.	55,198	1,210
	Nutrisystem Inc.	23,176	1,206
*	Vista Outdoor Inc.	53,163	1,197
	Columbia Sportswear Co.	20,452	1,187
*	American Axle & Manufacturing Holdings Inc.	75,304	1,175
*	Taylor Morrison Home Corp. Class A	47,400	1,138
	Standard Motor Products Inc.	20,747	1,083
*	Cavco Industries Inc.	7,896	1,024
*	Central Garden & Pet Co. Class A	33,733	1,013
*	Hostess Brands Inc. Class A	62,653	1,009
	Steelcase Inc. Class A	70,228	983
	Callaway Golf Co.	76,870	982
*	ACCO Brands Corp.	84,063	979
*	Fox Factory Holding Corp.	27,200	968
	Schweitzer-Mauduit International Inc.	25,842	962
*,^	Cal-Maine Foods Inc.	23,244	920
	National Beverage Corp.	9,474	886
	Coca-Cola Bottling Co. Consolidated	3,739	856
	Oxford Industries Inc.	13,325	833
	Seaboard Corp.	203	811
	Calavo Growers Inc.	11,612	802
	Andersons Inc.	22,283	761
*	G-III Apparel Group Ltd.	30,366	758
	Knoll Inc.	37,546	753
*	Boston Beer Co. Inc. Class A	5,684	751
	Briggs & Stratton Corp.	30,814	743
*	Universal Electronics Inc.	10,955	732
*	Fitbit Inc. Class A	136,971	727
	Phibro Animal Health Corp. Class A	19,103	708
*	Modine Manufacturing Co.	42,756	708
*	USANA Health Sciences Inc.	10,228	656
	Ethan Allen Interiors Inc.	19,682	636
	Inter Parfums Inc.	16,744	614
*	LGI Homes Inc.	15,044	604
*	M/I Homes Inc.	21,070	602
*	Motorcar Parts of America Inc.	20,366	575
	Tower International Inc.	24,507	550
*,^	GoPro Inc. Class A	67,567	549
	MGP Ingredients Inc.	10,673	546
*,^	William Lyon Homes Class A	22,426	541
	Kimball International Inc. Class B	32,350	540
*	Nautilus Inc.	26,236	502
*	Crocs Inc.	63,284	488
	John B Sanfilippo & Son Inc.	7,257	458
^	Tootsie Roll Industries Inc.	13,048	455
	Camping World Holdings Inc. Class A	13,542	418
	Titan International Inc.	34,500	414
	Acushnet Holdings Corp.	20,501	407
*	Beazer Homes USA Inc.	29,534	405
	National Presto Industries Inc.	3,662	405
*	Malibu Boats Inc. Class A	14,763	382
	Movado Group Inc.	15,079	381

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Stoneridge Inc.	24,664	380
	Hooker Furniture Corp.	9,219	379
*	Unifi Inc.	11,745	362
	Medifast Inc.	8,607	357
	Nutraceutical International Corp.	8,299	346
*	elf Beauty Inc.	12,390	337
	Bassett Furniture Industries Inc.	8,483	322
*	Farmer Brothers Co.	10,257	310
*	Fossil Group Inc.	29,932	310
*	Century Communities Inc.	12,438	308
	Flexsteel Industries Inc.	5,296	287
*	Freshpet Inc.	16,875	280
*	Glu Mobile Inc.	99,428	249
*	Primo Water Corp.	19,520	248
	Superior Industries International Inc.	11,347	233
*,^	Amplify Snack Brands Inc.	23,697	228
*	Seneca Foods Corp. Class A	6,951	216
	Omega Protein Corp.	11,680	209
*	ZAGG Inc.	23,585	204
	Culp Inc.	6,119	199
*	Perry Ellis International Inc.	10,120	197
*	Hovnanian Enterprises Inc. Class A	70,309	197
	Superior Uniform Group Inc.	8,600	192
*	Castle Brands Inc.	111,100	191
*	Revlon Inc. Class A	7,465	177
*	MCBC Holdings Inc.	8,934	175
	Oil-Dri Corp. of America	3,637	153
	Johnson Outdoors Inc. Class A	3,125	151
	A-Mark Precious Metals Inc.	7,825	129
	Limoneira Co.	5,294	125
*	Craft Brew Alliance Inc.	7,254	122
*	Delta Apparel Inc.	5,200	115
	Alico Inc.	3,661	115
	Lifetime Brands Inc.	6,025	109
*,^	Jamba Inc.	12,822	100
*	Eastman Kodak Co.	10,931	99
*	Alliance One International Inc.	6,819	98
	Weyco Group Inc.	3,470	97
*	New Home Co. Inc.	7,785	89
*,^	22nd Century Group Inc.	49,904	87
	Acme United Corp.	2,950	84
*	Core Molding Technologies Inc.	3,900	84
	Nature's Sunshine Products Inc.	6,088	81
*	Turning Point Brands Inc.	5,180	79
*	Lifeway Foods Inc.	8,078	75
*,^	Vuzix Corp.	11,300	74
*	Cherokee Inc.	9,605	67
	Rocky Brands Inc.	4,880	66
*	PolarityTE Inc.	2,501	58
	Escalade Inc.	4,289	56
	Strattec Security Corp.	1,567	55
*	Lipocine Inc.	13,400	54
*	Reed's Inc.	21,300	52
*	Lifevantage Corp.	10,688	46
*	Iconix Brand Group Inc.	5,974	41
*	Charles & Colvard Ltd.	41,588	38
	LS Starrett Co. Class A	4,185	36
	P&F Industries Inc. Class A	4,580	28
*	Differential Brands Group Inc.	13,400	27
*	Skyline Corp.	3,957	24
*	US Auto Parts Network Inc.	7,290	24
*	Natural Alternatives International Inc.	2,300	23
*	Inventure Foods Inc.	5,321	23
*	Central Garden & Pet Co.	700	22

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	S&W Seed Co.	4,900	20
	Libbey Inc.	2,300	19
	Unique Fabricating Inc.	1,900	18
*	Emerson Radio Corp.	10,371	15
*	Shiloh Industries Inc.	1,187	14
*	Dixie Group Inc.	2,947	13
*	Lakeland Industries Inc.	673	10
*	Vince Holding Corp.	18,246	9
	Rocky Mountain Chocolate Factory Inc.	600	7
*,^	Long Island Iced Tea Corp.	1,300	7
^	Orchids Paper Products Co.	524	7
*	New Age Beverages Corp.	1,300	7
*	Fenix Parts Inc.	10,721	5
*,^	Nova Lifestyle Inc.	2,858	4
*	Willamette Valley Vineyards Inc.	362	3
*	Crystal Rock Holdings Inc.	1,542	1
*	Zedge Inc. Class B	501	1
			1,968,587
Consumer Services (7.8%)
*	Amazon.com Inc.	328,916	318,391
	Home Depot Inc.	982,802	150,762
	Comcast Corp. Class A	3,820,373	148,689
	Walt Disney Co.	1,210,950	128,663
	McDonald's Corp.	667,229	102,193
	Wal-Mart Stores Inc.	1,241,953	93,991
*	Priceline Group Inc.	39,704	74,267
	CVS Health Corp.	838,103	67,434
	Starbucks Corp.	1,118,179	65,201
	Time Warner Inc.	591,850	59,428
	Walgreens Boots Alliance Inc.	741,101	58,036
	Costco Wholesale Corp.	354,900	56,759
*	Charter Communications Inc. Class A	162,449	54,721
	Lowe's Cos. Inc.	703,874	54,571
*	Netflix Inc.	331,718	49,562
	TJX Cos. Inc.	498,866	36,003
	Delta Air Lines Inc.	585,029	31,439
	Southwest Airlines Co.	484,580	30,112
	McKesson Corp.	178,564	29,381
*	eBay Inc.	839,465	29,314
	Target Corp.	455,152	23,800
	Twenty-First Century Fox Inc. Class A	837,196	23,726
	Marriott International Inc. Class A	230,674	23,139
	Las Vegas Sands Corp.	320,459	20,474
	American Airlines Group Inc.	404,997	20,379
	Sysco Corp.	398,045	20,034
	Yum! Brands Inc.	269,838	19,903
	Cardinal Health Inc.	253,889	19,783
	Carnival Corp.	301,575	19,774
	CBS Corp. Class B	305,968	19,515
	Ross Stores Inc.	318,502	18,387
	Kroger Co.	758,570	17,690
*	O'Reilly Automotive Inc.	75,061	16,419
	Dollar General Corp.	224,799	16,206
*	United Continental Holdings Inc.	214,225	16,120
	Omnicom Group Inc.	189,011	15,669
	Royal Caribbean Cruises Ltd.	138,420	15,120
	Expedia Inc.	98,786	14,714
*	Ulta Beauty Inc.	47,686	13,702
*	AutoZone Inc.	23,319	13,303
	AmerisourceBergen Corp. Class A	138,479	13,090
	MGM Resorts International	415,388	12,998
*	Dollar Tree Inc.	182,510	12,761
	Best Buy Co. Inc.	214,508	12,298
	Nielsen Holdings plc	290,699	11,238

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	DISH Network Corp. Class A	173,287	10,876
	Whole Foods Market Inc.	257,208	10,831
	L Brands Inc.	199,574	10,755
	Hilton Worldwide Holdings Inc.	170,782	10,563
*	Chipotle Mexican Grill Inc. Class A	23,342	9,713
*	CarMax Inc.	151,668	9,564
	Viacom Inc. Class B	282,215	9,474
	Twenty-First Century Fox Inc.	334,515	9,323
	Darden Restaurants Inc.	99,614	9,009
	Tiffany & Co.	95,172	8,934
	Wynn Resorts Ltd.	65,864	8,834
	Alaska Air Group Inc.	96,883	8,696
	Wyndham Worldwide Corp.	85,146	8,550
*	Liberty Interactive Corp. QVC Group Class A	332,431	8,158
	Aramark	197,389	8,089
	Domino's Pizza Inc.	38,164	8,073
	Interpublic Group of Cos. Inc.	313,790	7,719
^	Sirius XM Holdings Inc.	1,327,732	7,263
*	Norwegian Cruise Line Holdings Ltd.	125,468	6,812
	Advance Auto Parts Inc.	57,104	6,658
	Vail Resorts Inc.	32,019	6,494
	Macy's Inc.	252,085	5,858
*	JetBlue Airways Corp.	255,614	5,836
*	Liberty Media Corp-Liberty SiriusXMClass C	139,547	5,819
*	VCA Inc.	62,456	5,765
	News Corp. Class A	412,550	5,652
	Kohl's Corp.	144,656	5,594
	H&R Block Inc.	177,335	5,481
	Staples Inc.	542,445	5,462
*	Panera Bread Co. Class A	17,215	5,417
	Foot Locker Inc.	107,649	5,305
	FactSet Research Systems Inc.	31,142	5,175
*	Burlington Stores Inc.	55,734	5,127
	Service Corp. International	146,383	4,897
*	Copart Inc.	153,430	4,878
	Nordstrom Inc.	100,558	4,810
*	Discovery Communications Inc.	187,099	4,717
	Tractor Supply Co.	85,334	4,626
	KAR Auction Services Inc.	108,903	4,571
*,^	Liberty Media Corp-Liberty Formula One Class C	120,149	4,400
	Scripps Networks Interactive Inc. Class A	63,627	4,346
*	ServiceMaster Global Holdings Inc.	109,081	4,275
	Gap Inc.	188,884	4,154
	Dunkin' Brands Group Inc.	72,391	3,990
*	Live Nation Entertainment Inc.	108,811	3,792
*	TripAdvisor Inc.	94,685	3,617
	Signet Jewelers Ltd.	56,601	3,579
	Six Flags Entertainment Corp.	59,811	3,565
	Sabre Corp.	158,610	3,453
	Casey's General Stores Inc.	32,233	3,452
	Dun & Bradstreet Corp.	31,669	3,425
	Bed Bath & Beyond Inc.	111,238	3,382
	Cinemark Holdings Inc.	86,957	3,378
	Rollins Inc.	82,072	3,341
^	Cracker Barrel Old Country Store Inc.	19,919	3,331
*	Grand Canyon Education Inc.	40,804	3,199
*	GrubHub Inc.	73,200	3,192
*	Liberty Media Corp-Liberty SiriusXMClass A	75,316	3,162
*	Madison Square Garden Co. Class A	15,982	3,147
	Williams-Sonoma Inc.	64,593	3,133
*	Bright Horizons Family Solutions Inc.	40,497	3,127
*	Discovery Communications Inc. Class A	113,792	2,939
	Extended Stay America Inc.	147,945	2,864
*	Spirit Airlines Inc.	54,388	2,809

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Texas Roadhouse Inc. Class A	53,814	2,742
	Tribune Media Co. Class A	66,052	2,693
	Chemed Corp.	12,928	2,644
*	AMC Networks Inc. Class A	48,972	2,616
*	Cabela's Inc.	43,891	2,608
	Dick's Sporting Goods Inc.	65,452	2,607
	Cable One Inc.	3,652	2,596
*	Sprouts Farmers Market Inc.	113,026	2,562
	Wendy's Co.	161,876	2,511
*	AutoNation Inc.	59,336	2,502
	TEGNA Inc.	173,377	2,498
	Office Depot Inc.	437,974	2,470
	Jack in the Box Inc.	25,020	2,464
*	Beacon Roofing Supply Inc.	49,972	2,449
*	Rite Aid Corp.	799,689	2,359
*	Liberty Expedia Holdings Inc. Class A	43,091	2,328
*	Five Below Inc.	46,802	2,311
	ILG Inc.	82,614	2,271
	Aaron's Inc.	56,492	2,198
*	Lions Gate Entertainment Corp. Class B	82,964	2,180
*	Dave & Buster's Entertainment Inc.	32,705	2,175
*	Michaels Cos. Inc.	116,297	2,154
	Graham Holdings Co. Class B	3,585	2,150
*	Murphy USA Inc.	28,999	2,149
	Dolby Laboratories Inc. Class A	43,229	2,117
	Nexstar Media Group Inc. Class A	34,854	2,084
*,^	RH	32,039	2,067
*	Hilton Grand Vacations Inc.	55,855	2,014
	John Wiley & Sons Inc. Class A	38,045	2,007
	Marriott Vacations Worldwide Corp.	16,975	1,999
	Sinclair Broadcast Group Inc. Class A	60,430	1,988
*	Sotheby's	36,828	1,977
	Big Lots Inc.	40,809	1,971
*	Stamps.com Inc.	12,588	1,950
	Choice Hotels International Inc.	30,269	1,945
	Bloomin' Brands Inc.	89,794	1,906
	Regal Entertainment Group Class A	91,595	1,874
	Hillenbrand Inc.	51,666	1,865
	Meredith Corp.	31,080	1,848
	PriceSmart Inc.	20,969	1,837
*	Performance Food Group Co.	66,847	1,832
	New York Times Co. Class A	101,534	1,797
*	Buffalo Wild Wings Inc.	14,166	1,795
*	Hawaiian Holdings Inc.	38,024	1,785
	AMERCO	4,847	1,774
	GameStop Corp. Class A	81,429	1,760
*	WebMD Health Corp.	29,982	1,758
	Cheesecake Factory Inc.	34,786	1,750
	Churchill Downs Inc.	9,493	1,740
*	Avis Budget Group Inc.	63,710	1,737
	Lithia Motors Inc. Class A	18,309	1,725
*	Adtalem Global Education Inc.	44,212	1,678
*	Ollie's Bargain Outlet Holdings Inc.	39,203	1,670
	Brinker International Inc.	43,785	1,668
	Papa John's International Inc.	23,247	1,668
*	Caesars Acquisition Co. Class A	86,169	1,642
*	Sally Beauty Holdings Inc.	80,881	1,638
*	Altice USA Inc. Class A	50,148	1,620
	Planet Fitness Inc. Class A	67,364	1,572
*	Yelp Inc. Class A	52,100	1,564
	American Eagle Outfitters Inc.	127,980	1,542
*	Cars.com Inc.	57,792	1,539
	Boyd Gaming Corp.	61,417	1,524
*	Hyatt Hotels Corp. Class A	26,738	1,503

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Acxiom Corp.	56,893	1,478
	Matthews International Corp. Class A	23,938	1,466
	Allegiant Travel Co. Class A	10,248	1,390
	SkyWest Inc.	38,466	1,350
	Penske Automotive Group Inc.	30,741	1,350
*	Penn National Gaming Inc.	62,393	1,335
	Children's Place Inc.	12,830	1,310
*	SiteOne Landscape Supply Inc.	25,151	1,309
*	Groupon Inc. Class A	334,894	1,286
*	Shutterfly Inc.	25,978	1,234
	Bob Evans Farms Inc.	17,044	1,224
*	Etsy Inc.	78,300	1,175
*	Rush Enterprises Inc. Class A	31,205	1,160
	Core-Mark Holding Co. Inc.	34,424	1,138
	Morningstar Inc.	14,245	1,116
	Monro Muffler Brake Inc.	26,654	1,113
*	MSG Networks Inc.	48,661	1,092
	Lions Gate Entertainment Corp. Class A	38,569	1,088
	Red Rock Resorts Inc. Class A	46,047	1,084
*	United Natural Foods Inc.	29,038	1,066
*	Scientific Games Corp. Class A	40,780	1,064
	Time Inc.	73,952	1,061
	Capella Education Co.	12,360	1,058
	Group 1 Automotive Inc.	16,423	1,040
*	La Quinta Holdings Inc.	68,841	1,017
*	Quotient Technology Inc.	87,662	1,008
*	Trade Desk Inc. Class A	19,684	986
	Sonic Corp.	36,826	976
	Abercrombie & Fitch Co.	77,147	960
*	TrueCar Inc.	47,400	945
*	Asbury Automotive Group Inc.	16,489	932
	Dillard's Inc. Class A	16,075	927
*	Herc Holdings Inc.	23,229	913
	Caleres Inc.	32,428	901
*	EW Scripps Co. Class A	49,439	881
*	JC Penney Co. Inc.	185,540	863
	SeaWorld Entertainment Inc.	53,000	862
*	Houghton Mifflin Harcourt Co.	69,943	860
	DSW Inc. Class A	47,723	845
	Gannett Co. Inc.	96,367	840
*	Belmond Ltd. Class A	61,955	824
	Scholastic Corp.	18,751	817
*	Pinnacle Entertainment Inc.	41,213	814
*	Gray Television Inc.	58,680	804
*	Liberty Media Corp-Liberty Formula One Class A	22,634	793
	International Speedway Corp. Class A	20,999	789
	Ruth's Hospitality Group Inc.	35,850	780
	AMC Entertainment Holdings Inc. Class A	33,911	771
*,^	Weight Watchers International Inc.	22,900	765
*	SUPERVALU Inc.	228,679	752
*	Caesars Entertainment Corp.	60,864	730
	HSN Inc.	22,511	718
*	Urban Outfitters Inc.	38,455	713
	SpartanNash Co.	27,391	711
*	Liberty Media Corp-Liberty Braves	29,622	710
	Strayer Education Inc.	7,490	698
*	Red Robin Gourmet Burgers Inc.	10,421	680
*	Denny's Corp.	56,699	667
*	Eldorado Resorts Inc.	33,162	663
	PetMed Express Inc.	16,301	662
	ClubCorp Holdings Inc.	49,100	643
^	Guess? Inc.	50,131	641
*,^	Chegg Inc.	51,790	637
	Chico's FAS Inc.	66,126	623

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Wingstop Inc.	20,112	621
*	BJ's Restaurants Inc.	16,675	621
*	Providence Service Corp.	11,912	603
	DineEquity Inc.	13,186	581
	New Media Investment Group Inc.	43,032	580
^	GNC Holdings Inc. Class A	67,305	567
*	Bankrate Inc.	43,508	559
	Ingles Markets Inc. Class A	16,772	559
*	Shake Shack Inc. Class A	15,798	551
	Sonic Automotive Inc. Class A	28,233	549
	Weis Markets Inc.	11,040	538
*	Lumber Liquidators Holdings Inc.	21,367	535
	Tile Shop Holdings Inc.	24,906	514
	World Wrestling Entertainment Inc. Class A	25,085	511
*	Del Frisco's Restaurant Group Inc.	31,476	507
*	K12 Inc.	27,937	501
*	Liberty TripAdvisor Holdings Inc. Class A	42,938	498
	Marcus Corp.	15,980	483
*	Pandora Media Inc.	53,400	476
*	Chuy's Holdings Inc.	19,962	467
	Rent-A-Center Inc.	39,731	466
*	Diplomat Pharmacy Inc.	31,100	460
*	Fiesta Restaurant Group Inc.	21,926	453
*	SP Plus Corp.	14,737	450
*	Laureate Education Inc. Class A	25,656	450
*	XO Group Inc.	24,737	436
	Cato Corp. Class A	24,614	433
*	Career Education Corp.	44,493	427
*	Angie's List Inc.	31,656	405
*,^	Trupanion Inc.	17,900	401
*	MarineMax Inc.	19,961	390
*	Smart & Final Stores Inc.	40,626	370
	Entravision Communications Corp. Class A	55,671	367
*	American Public Education Inc.	15,500	367
	MDC Partners Inc. Class A	36,730	364
*	Genesco Inc.	10,721	363
*	Carrols Restaurant Group Inc.	28,976	355
*	Biglari Holdings Inc.	850	340
*	FTD Cos. Inc.	16,953	339
	Pier 1 Imports Inc.	64,848	337
^	Fred's Inc. Class A	36,281	335
	Carriage Services Inc. Class A	11,883	320
*,^	Conn's Inc.	16,694	319
*	Party City Holdco Inc.	19,900	311
*	Del Taco Restaurants Inc.	22,300	307
*	Regis Corp.	29,537	303
*	Care.com Inc.	19,919	301
*	Clean Energy Fuels Corp.	115,300	293
*	Barnes & Noble Education Inc.	27,183	289
	Haverty Furniture Cos. Inc.	11,395	286
*	Titan Machinery Inc.	14,700	264
*	Bridgepoint Education Inc.	17,724	262
^	Viacom Inc. Class A	6,793	258
*	Hibbett Sports Inc.	12,370	257
*	Golden Entertainment Inc.	12,142	251
*	Avid Technology Inc.	47,400	249
*	tronc Inc.	19,200	248
*	Chefs' Warehouse Inc.	18,575	241
*,^	Sears Holdings Corp.	27,059	240
*	America's Car-Mart Inc.	6,119	238
*,^	Lands' End Inc.	15,521	231
*	1-800-Flowers.com Inc. Class A	23,555	230
*	El Pollo Loco Holdings Inc.	16,500	229
*	Habit Restaurants Inc. Class A	14,300	226

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Citi Trends Inc.	10,398	221
	Shoe Carnival Inc.	10,511	219
*	Potbelly Corp.	19,079	219
*	Monarch Casino & Resort Inc.	7,201	218
*,^	Zoe's Kitchen Inc.	18,220	217
*	TechTarget Inc.	20,502	213
	Entercom Communications Corp. Class A	20,538	213
	West Marine Inc.	16,389	211
	Finish Line Inc. Class A	14,522	206
*	Lindblad Expeditions Holdings Inc.	19,500	205
*	Intrawest Resorts Holdings Inc.	8,610	204
	Natural Health Trends Corp.	7,100	198
	Village Super Market Inc. Class A	7,310	189
*	Overstock.com Inc.	10,886	177
	Big 5 Sporting Goods Corp.	13,578	177
*	Liquidity Services Inc.	27,828	177
*	Bojangles' Inc.	10,456	170
*	Century Casinos Inc.	23,047	170
*	Full House Resorts Inc.	68,460	167
*	Townsquare Media Inc. Class A	15,700	161
*	Global Eagle Entertainment Inc.	41,114	146
*	J Alexander's Holdings Inc.	11,698	143
	CSS Industries Inc.	5,470	143
*	QuinStreet Inc.	33,500	140
	Buckle Inc.	7,601	135
*	Liberty Media Corp-Liberty Braves	5,626	134
*	Natural Grocers by Vitamin Cottage Inc.	16,080	133
*	Marchex Inc. Class B	43,400	129
*	Carvana Co.	6,251	128
	Clear Channel Outdoor Holdings Inc. Class A	25,400	123
*	Container Store Group Inc.	19,400	115
*	Ascent Capital Group Inc. Class A	7,443	114
	Liberty Tax Inc.	8,330	108
*	Sportsman's Warehouse Holdings Inc.	19,876	107
	Emerald Expositions Events Inc.	4,858	106
	YuMe Inc.	21,755	102
*,^	Tuesday Morning Corp.	51,511	98
	Tilly's Inc. Class A	8,952	91
*	Reading International Inc. Class A	5,362	87
*	PCM Inc.	4,598	86
*	Travelzoo	7,700	84
*	Boot Barn Holdings Inc.	11,900	84
*	Autobytel Inc.	6,554	83
	Barnes & Noble Inc.	10,402	79
	Collectors Universe Inc.	3,066	76
*	Build-A-Bear Workshop Inc.	6,826	71
*	Harte-Hanks Inc.	67,500	70
*	Daily Journal Corp.	328	68
*	Leaf Group Ltd.	8,580	67
*	Destination XL Group Inc.	27,724	65
*	Lee Enterprises Inc.	33,725	64
*	Blue Apron Holdings Inc. Class A	6,762	63
*	Kirkland's Inc.	5,386	55
*	At Home Group Inc.	2,359	55
*	Inspired Entertainment Inc.	4,200	55
	CBS Corp. Class A	800	52
*	CafePress Inc.	18,899	49
*	Red Lion Hotels Corp.	5,786	43
*,^	Remark Holdings Inc.	14,727	41
	Speedway Motorsports Inc.	2,186	40
*	EVINE Live Inc.	39,820	40
*	Gaia Inc. Class A	3,551	40
*	New York & Co. Inc.	27,708	38
*,^	Digital Turbine Inc.	36,287	37

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	RealNetworks Inc.	8,406	36
	RCI Hospitality Holdings Inc.	1,511	36
^	Stein Mart Inc.	21,111	36
*	Rubicon Project Inc.	6,400	33
	Ark Restaurants Corp.	1,339	33
*	Nathan's Famous Inc.	500	32
	Tailored Brands Inc.	2,732	31
*	Diversified Restaurant Holdings Inc.	11,200	29
*	Luby's Inc.	10,342	29
*	Profire Energy Inc.	22,183	29
	AH Belo Corp. Class A	5,110	28
*	McClatchy Co. Class A	2,633	25
*	Bravo Brio Restaurant Group Inc.	5,231	24
*	Ascena Retail Group Inc.	9,200	20
	Saga Communications Inc. Class A	396	18
*	Adolor Corp. Rights Exp. 07/01/19	34,581	18
*	Town Sports International Holdings Inc.	3,700	17
*	Destination Maternity Corp.	5,138	17
*	Noodles & Co. Class A	4,100	16
*	Urban One Inc.	6,921	16
*	Hemisphere Media Group Inc. Class A	1,300	15
*	Drive Shack Inc.	4,255	13
*	Cambium Learning Group Inc.	2,620	13
	Winmark Corp.	100	13
*	Famous Dave's of America Inc.	3,409	12
	Gaming Partners International Corp.	800	10
	Insignia Systems Inc.	9,200	10
	Salem Media Group Inc. Class A	1,001	7
^	Educational Development Corp.	600	6
	Live Ventures Inc.	600	6
*	TheStreet Inc.	6,263	5
*	Good Times Restaurants Inc.	1,300	5
*,^	Rave Restaurant Group Inc.	2,111	4
^	bebe stores inc	580	3
*	Spark Networks Inc.	1,685	2
	Peak Resorts Inc.	300	1
*	Cumulus Media Inc. Class A	1,878	1
*	SPAR Group Inc.	754	1
*	WeCast Network Inc.	400	1
*	NTN Buzztime Inc.	100	1
*	Urban One Inc. Class A	200	—
*,^	Bon-Ton Stores Inc.	1,000	—
*	ONE Group Hospitality Inc.	200	—
	National American University Holdings Inc.	100	—
			2,660,317
Financials (12.2%)
	JPMorgan Chase & Co.	2,884,787	263,670
*	Berkshire Hathaway Inc. Class B	1,439,972	243,888
	Wells Fargo & Co.	3,653,653	202,449
	Bank of America Corp.	8,081,199	196,050
	Citigroup Inc.	2,297,409	153,651
	Visa Inc. Class A	1,499,387	140,613
	Mastercard Inc. Class A	766,514	93,093
	US Bancorp	1,304,590	67,734
	Goldman Sachs Group Inc.	288,387	63,993
	American Express Co.	617,019	51,978
	Chubb Ltd.	353,521	51,395
	Morgan Stanley	1,124,246	50,096
	American International Group Inc.	801,221	50,092
	PNC Financial Services Group Inc.	391,776	48,921
	American Tower Corporation	342,843	45,365
	Charles Schwab Corp.	965,132	41,462
	Bank of New York Mellon Corp.	808,262	41,238
	Simon Property Group Inc.	253,814	41,057

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	MetLife Inc.	706,592	38,820
	BlackRock Inc.	90,431	38,199
	Prudential Financial Inc.	342,102	36,995
	Capital One Financial Corp.	409,175	33,806
	CME Group Inc.	260,429	32,616
	Marsh & McLennan Cos. Inc.	412,955	32,194
	Intercontinental Exchange Inc.	480,772	31,692
	S&P Global Inc.	206,974	30,216
	BB&T Corp.	653,740	29,686
	Crown Castle International Corp.	293,259	29,379
	Travelers Cos. Inc.	226,788	28,695
	Aon plc	211,587	28,130
	Equinix Inc.	62,203	26,695
	State Street Corp.	291,333	26,141
	Allstate Corp.	293,466	25,954
	Aflac Inc.	327,556	25,445
	Public Storage	120,274	25,081
	Prologis Inc.	423,960	24,861
	SunTrust Banks Inc.	399,782	22,676
	Welltower Inc.	293,124	21,940
	AvalonBay Communities Inc.	111,003	21,331
	Discover Financial Services	331,652	20,625
	Progressive Corp.	466,057	20,548
	Weyerhaeuser Co.	602,613	20,188
*	Berkshire Hathaway Inc. Class A	79	20,121
	Ventas Inc.	286,952	19,937
	Equity Residential	296,265	19,503
	Synchrony Financial	637,069	18,997
	M&T Bank Corp.	112,332	18,192
	Northern Trust Corp.	173,178	16,835
	KeyCorp	870,285	16,309
	Ameriprise Financial Inc.	125,774	16,010
	Fifth Third Bancorp	614,600	15,955
	Hartford Financial Services Group Inc.	302,575	15,906
	Moody's Corp.	130,637	15,896
	Willis Towers Watson plc	104,940	15,265
	Boston Properties Inc.	122,914	15,121
	Citizens Financial Group Inc.	419,154	14,955
	Regions Financial Corp.	993,756	14,549
	Principal Financial Group Inc.	226,869	14,536
	Digital Realty Trust Inc.	127,679	14,421
*	SBA Communications Corp. Class A	106,176	14,323
	T. Rowe Price Group Inc.	188,196	13,966
	Essex Property Trust Inc.	52,510	13,509
	Equifax Inc.	96,715	13,291
	Vornado Realty Trust	137,102	12,874
*	IHS Markit Ltd.	283,286	12,476
	Lincoln National Corp.	183,166	12,378
	First Republic Bank	123,337	12,346
	Franklin Resources Inc.	273,800	12,264
	Realty Income Corp.	220,849	12,186
	HCP Inc.	380,064	12,147
	GGP Inc.	504,011	11,875
*	Liberty Broadband Corp.	136,361	11,829
	Huntington Bancshares Inc.	873,627	11,811
	Invesco Ltd.	323,513	11,384
	Host Hotels & Resorts Inc.	597,092	10,909
	Loews Corp.	230,383	10,784
*	Markel Corp.	10,671	10,413
	Annaly Capital Management Inc.	863,078	10,400
	Comerica Inc.	137,228	10,051
	Mid-America Apartment Communities Inc.	91,875	9,682
	XL Group Ltd.	215,595	9,443
	FNF Group	209,104	9,374

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Arch Capital Group Ltd.	99,327	9,266
	TD Ameritrade Holding Corp.	214,590	9,225
	Cincinnati Financial Corp.	124,717	9,036
*	CBRE Group Inc. Class A	239,486	8,717
	Alexandria Real Estate Equities Inc.	72,345	8,715
	Unum Group	184,772	8,616
	SL Green Realty Corp.	80,311	8,497
	UDR Inc.	215,773	8,409
	Everest Re Group Ltd.	32,332	8,231
*	E*TRADE Financial Corp.	215,795	8,207
	Raymond James Financial Inc.	100,534	8,065
	Duke Realty Corp.	284,734	7,958
	Arthur J Gallagher & Co.	139,001	7,958
	Equity LifeStyle Properties Inc.	90,694	7,831
*	Janus Henderson Group plc	233,330	7,726
	Extra Space Storage Inc.	98,380	7,674
	Federal Realty Investment Trust	60,578	7,656
	Regency Centers Corp.	121,468	7,609
	Ally Financial Inc.	361,707	7,560
	MSCI Inc. Class A	73,227	7,542
	Western Union Co.	383,810	7,312
	Affiliated Managers Group Inc.	43,795	7,264
*	SVB Financial Group	41,209	7,244
	Zions Bancorporation	160,272	7,038
*	Alleghany Corp.	11,720	6,971
	Iron Mountain Inc.	201,876	6,936
	Macerich Co.	118,706	6,892
	CBOE Holdings Inc.	75,066	6,861
	East West Bancorp Inc.	116,882	6,847
	Nasdaq Inc.	94,683	6,769
	Torchmark Corp.	87,415	6,687
	VEREIT Inc.	790,489	6,435
	Reinsurance Group of America Inc. Class A	48,709	6,254
	SEI Investments Co.	115,660	6,220
	AGNC Investment Corp.	289,512	6,164
*	Signature Bank	42,917	6,160
	EPR Properties	84,470	6,071
	Camden Property Trust	70,930	6,065
	Colony NorthStar Inc. Class A	421,044	5,933
	Voya Financial Inc.	158,876	5,861
	WP Carey Inc.	88,718	5,856
	Commerce Bancshares Inc.	102,910	5,848
	Kilroy Realty Corp.	77,466	5,822
	Gaming and Leisure Properties Inc.	154,097	5,805
	MarketAxess Holdings Inc.	28,838	5,799
	PacWest Bancorp	124,068	5,794
	Kimco Realty Corp.	311,717	5,720
	CIT Group Inc.	116,946	5,695
	Apartment Investment & Management Co.	126,727	5,445
	American Financial Group Inc.	53,925	5,359
	Omega Healthcare Investors Inc.	159,652	5,272
	People's United Financial Inc.	292,404	5,164
	New York Community Bancorp Inc.	389,779	5,118
	American Campus Communities Inc.	107,719	5,095
	Assurant Inc.	48,174	4,995
	WR Berkley Corp.	72,170	4,992
	Sun Communities Inc.	56,752	4,977
	Healthcare Trust of America Inc. Class A	159,942	4,976
	Prosperity Bancshares Inc.	76,108	4,889
	National Retail Properties Inc.	124,000	4,848
	Lazard Ltd. Class A	104,050	4,821
	Starwood Property Trust Inc.	213,839	4,788
	Lamar Advertising Co. Class A	64,340	4,733
	Forest City Realty Trust Inc. Class A	194,060	4,690

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Bank of the Ozarks	98,051	4,596
	Liberty Property Trust	112,681	4,587
	Axis Capital Holdings Ltd.	70,668	4,569
	Brixmor Property Group Inc.	248,527	4,444
	RenaissanceRe Holdings Ltd.	31,785	4,420
	Glacier Bancorp Inc.	118,884	4,352
	Assured Guaranty Ltd.	103,580	4,323
	Douglas Emmett Inc.	111,993	4,279
	Navient Corp.	254,152	4,232
	Hudson Pacific Properties Inc.	122,078	4,174
*	Athene Holding Ltd. Class A	83,826	4,159
	Cullen/Frost Bankers Inc.	44,094	4,141
	Jones Lang LaSalle Inc.	33,065	4,133
*	Zillow Group Inc.	83,417	4,088
	Cathay General Bancorp	106,243	4,032
	Highwoods Properties Inc.	79,000	4,006
	Synovus Financial Corp.	90,533	4,005
*	SLM Corp.	341,970	3,933
	Eaton Vance Corp.	83,084	3,932
	Realogy Holdings Corp.	120,639	3,915
	First American Financial Corp.	87,283	3,901
	American Homes 4 Rent Class A	172,476	3,893
	Senior Housing Properties Trust	190,401	3,892
	Old Republic International Corp.	196,415	3,836
	Webster Financial Corp.	72,845	3,804
	DuPont Fabros Technology Inc.	61,642	3,770
	DCT Industrial Trust Inc.	70,422	3,763
	Brown & Brown Inc.	86,624	3,731
	Pinnacle Financial Partners Inc.	59,113	3,712
	Medical Properties Trust Inc.	286,441	3,687
*	Howard Hughes Corp.	29,952	3,679
	Hospitality Properties Trust	125,299	3,652
	New Residential Investment Corp.	234,675	3,652
*	Western Alliance Bancorp	73,721	3,627
	Invitation Homes Inc.	166,982	3,612
	FNB Corp.	254,470	3,603
	Investors Bancorp Inc.	268,573	3,588
	Gramercy Property Trust	120,259	3,573
	CyrusOne Inc.	63,142	3,520
	CubeSmart	146,215	3,515
	United Bankshares Inc.	88,311	3,462
	Colony Starwood Homes	100,865	3,461
	Allied World Assurance Co. Holdings AG	65,196	3,449
*	Liberty Ventures Class A	64,637	3,380
	Popular Inc.	80,700	3,366
	Two Harbors Investment Corp.	338,017	3,350
	First Horizon National Corp.	189,850	3,307
	Umpqua Holdings Corp.	180,033	3,305
	Uniti Group Inc.	130,750	3,287
	IBERIABANK Corp.	40,211	3,277
*	Equity Commonwealth	102,840	3,250
	Associated Banc-Corp	128,532	3,239
	Healthcare Realty Trust Inc.	93,716	3,200
	Hancock Holding Co.	64,508	3,161
	Validus Holdings Ltd.	59,290	3,081
	BankUnited Inc.	91,318	3,078
	Apple Hospitality REIT Inc.	163,894	3,066
	Park Hotels & Resorts Inc.	112,813	3,041
	STORE Capital Corp.	135,342	3,038
*	MGIC Investment Corp.	271,106	3,036
	Hanover Insurance Group Inc.	33,958	3,010
	Wintrust Financial Corp.	39,359	3,009
	Home BancShares Inc.	120,652	3,004
	Bank of Hawaii Corp.	36,206	3,004

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Texas Capital Bancshares Inc.	38,338	2,967
	CNO Financial Group Inc.	141,632	2,957
	Spirit Realty Capital Inc.	396,659	2,939
	Chimera Investment Corp.	157,755	2,939
	Life Storage Inc.	39,639	2,937
	Weingarten Realty Investors	97,383	2,931
	Legg Mason Inc.	76,761	2,929
	Physicians Realty Trust	144,200	2,904
	Cousins Properties Inc.	329,769	2,899
	UMB Financial Corp.	38,508	2,883
	MFA Financial Inc.	339,903	2,852
	GEO Group Inc.	95,940	2,837
	Radian Group Inc.	169,126	2,765
	Sunstone Hotel Investors Inc.	170,791	2,753
	Primerica Inc.	36,049	2,731
	CoreSite Realty Corp.	26,297	2,723
	Rayonier Inc.	94,549	2,720
	Taubman Centers Inc.	45,519	2,711
	Chemical Financial Corp.	55,450	2,684
	ProAssurance Corp.	43,932	2,671
	CoreCivic Inc.	96,787	2,669
	LPL Financial Holdings Inc.	62,839	2,668
	MB Financial Inc.	60,431	2,661
	LaSalle Hotel Properties	88,973	2,651
	National Health Investors Inc.	33,352	2,641
	Corporate Office Properties Trust	75,320	2,638
	Erie Indemnity Co. Class A	20,930	2,618
	White Mountains Insurance Group Ltd.	3,011	2,615
	Blackstone Mortgage Trust Inc. Class A	82,710	2,614
	Valley National Bancorp	220,826	2,608
	Aspen Insurance Holdings Ltd.	51,600	2,572
	Fulton Financial Corp.	134,711	2,560
	First Industrial Realty Trust Inc.	88,004	2,519
	Piedmont Office Realty Trust Inc. Class A	119,361	2,516
	Washington Federal Inc.	75,035	2,491
	Outfront Media Inc.	107,718	2,490
	PS Business Parks Inc.	18,717	2,478
	Empire State Realty Trust Inc.	116,294	2,415
	Retail Properties of America Inc.	197,426	2,411
	Education Realty Trust Inc.	61,479	2,382
	First Financial Bankshares Inc.	53,418	2,361
	Lexington Realty Trust	235,949	2,338
	Columbia Property Trust Inc.	104,288	2,334
*	Stifel Financial Corp.	50,647	2,329
	Brandywine Realty Trust	132,642	2,325
	Selective Insurance Group Inc.	46,409	2,323
	Paramount Group Inc.	143,905	2,302
	Sterling Bancorp	98,553	2,291
	FirstCash Inc.	39,123	2,281
	DDR Corp.	244,064	2,214
	First Citizens BancShares Inc. Class A	5,867	2,187
	Ryman Hospitality Properties Inc.	33,641	2,153
*	Zillow Group Inc. Class A	43,490	2,124
*	Credit Acceptance Corp.	8,256	2,123
	BGC Partners Inc. Class A	165,198	2,088
	BancorpSouth Inc.	68,072	2,076
	Federated Investors Inc. Class B	73,241	2,069
	Community Bank System Inc.	37,050	2,066
*	Blackhawk Network Holdings Inc.	46,861	2,043
	CVB Financial Corp.	90,289	2,025
*	Essent Group Ltd.	54,300	2,017
	Interactive Brokers Group Inc.	53,772	2,012
	Astoria Financial Corp.	97,321	1,961
	Tanger Factory Outlet Centers Inc.	75,286	1,956

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Hope Bancorp Inc.	103,892	1,938
	Care Capital Properties Inc.	72,083	1,925
	Columbia Banking System Inc.	47,975	1,912
	Old National Bancorp	110,147	1,900
	South State Corp.	22,131	1,897
	Great Western Bancorp Inc.	46,312	1,890
	American National Insurance Co.	16,083	1,874
	EastGroup Properties Inc.	22,203	1,861
	TCF Financial Corp.	116,567	1,858
^	Pebblebrook Hotel Trust	57,538	1,855
	Urban Edge Properties	78,062	1,852
	RLI Corp.	33,707	1,841
	Acadia Realty Trust	66,095	1,837
*	HealthEquity Inc.	36,716	1,830
	RLJ Lodging Trust	91,971	1,827
	LTC Properties Inc.	35,429	1,821
	Trustmark Corp.	56,601	1,820
	Washington Prime Group Inc.	217,401	1,820
	American Equity Investment Life Holding Co.	69,016	1,814
	BOK Financial Corp.	21,540	1,812
	Retail Opportunity Investments Corp.	93,592	1,796
	Washington REIT	55,718	1,777
	Mack-Cali Realty Corp.	65,082	1,766
	Kite Realty Group Trust	93,251	1,765
	DiamondRock Hospitality Co.	159,910	1,751
	Xenia Hotels & Resorts Inc.	89,279	1,729
	Evercore Partners Inc. Class A	24,282	1,712
	QTS Realty Trust Inc. Class A	32,690	1,711
	Invesco Mortgage Capital Inc.	101,990	1,704
	First Midwest Bancorp Inc.	73,110	1,704
	International Bancshares Corp.	47,268	1,657
	Hilltop Holdings Inc.	62,227	1,631
	Banner Corp.	28,694	1,622
	Financial Engines Inc.	44,150	1,616
*	HRG Group Inc.	89,983	1,594
*	Eagle Bancorp Inc.	24,785	1,569
	Rexford Industrial Realty Inc.	57,074	1,566
	United Community Banks Inc.	56,250	1,564
	STAG Industrial Inc.	56,629	1,563
	Alexander & Baldwin Inc.	37,726	1,561
	Apollo Commercial Real Estate Finance Inc.	83,366	1,546
	Summit Hotel Properties Inc.	82,782	1,544
	Renasant Corp.	35,017	1,532
*	Genworth Financial Inc. Class A	406,111	1,531
	Independent Bank Corp.	22,731	1,515
	Kennedy-Wilson Holdings Inc.	79,207	1,509
*	LendingClub Corp.	270,600	1,491
	ServisFirst Bancshares Inc.	40,258	1,485
	Capitol Federal Financial Inc.	103,770	1,475
*	Enstar Group Ltd.	7,130	1,416
	Select Income REIT	58,837	1,414
*	FCB Financial Holdings Inc. Class A	29,603	1,414
	Ameris Bancorp	29,122	1,404
	Argo Group International Holdings Ltd.	22,950	1,391
*	PRA Group Inc.	36,640	1,389
	Towne Bank	44,909	1,383
	NBT Bancorp Inc.	37,420	1,383
*	Quality Care Properties Inc.	74,379	1,362
*	Green Dot Corp. Class A	35,233	1,358
	Potlatch Corp.	29,310	1,339
*	Santander Consumer USA Holdings Inc.	104,858	1,338
	WesBanco Inc.	33,443	1,322
	Park National Corp.	12,746	1,322
	CYS Investments Inc.	154,772	1,302

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Monogram Residential Trust Inc.	131,842	1,280
	Redwood Trust Inc.	75,038	1,279
	Westamerica Bancorporation	22,807	1,278
	First Hawaiian Inc.	41,591	1,274
	First Merchants Corp.	31,565	1,267
	Government Properties Income Trust	67,731	1,240
*	OneMain Holdings Inc. Class A	50,346	1,238
	Simmons First National Corp. Class A	23,397	1,238
	American Assets Trust Inc.	31,375	1,236
	Sabra Health Care REIT Inc.	50,966	1,228
	LegacyTexas Financial Group Inc.	32,165	1,226
	Waddell & Reed Financial Inc. Class A	64,635	1,220
	First Financial Bancorp	44,016	1,219
	Chesapeake Lodging Trust	49,633	1,215
*	KCG Holdings Inc. Class A	60,881	1,214
	Northwest Bancshares Inc.	77,735	1,213
	Horace Mann Educators Corp.	31,970	1,208
	Mercury General Corp.	22,337	1,206
	Global Net Lease Inc.	53,846	1,198
	Navigators Group Inc.	21,614	1,187
	Four Corners Property Trust Inc.	47,085	1,182
	Agree Realty Corp.	25,765	1,182
	Kemper Corp.	30,603	1,181
	Provident Financial Services Inc.	45,666	1,159
	Union Bankshares Corp.	34,055	1,154
	PennyMac Mortgage Investment Trust	62,865	1,150
	HFF Inc. Class A	32,757	1,139
	Terreno Realty Corp.	33,620	1,132
	Brookline Bancorp Inc.	77,290	1,128
	WSFS Financial Corp.	24,835	1,126
	New York REIT Inc.	130,264	1,125
	Boston Private Financial Holdings Inc.	73,152	1,123
*	Walker & Dunlop Inc.	22,991	1,123
	Central Pacific Financial Corp.	34,979	1,101
*	MBIA Inc.	112,717	1,063
*,^	BofI Holding Inc.	44,724	1,061
	Artisan Partners Asset Management Inc. Class A	34,504	1,059
	Lakeland Financial Corp.	23,038	1,057
	CenterState Banks Inc.	41,616	1,035
	First Commonwealth Financial Corp.	81,042	1,028
*	LendingTree Inc.	5,965	1,027
	Capstead Mortgage Corp.	96,564	1,007
	Nelnet Inc. Class A	21,372	1,005
	NRG Yield Inc. Class A	58,200	993
	TFS Financial Corp.	63,450	982
	NRG Yield Inc.	55,524	977
	Berkshire Hills Bancorp Inc.	27,719	974
	Franklin Street Properties Corp.	87,651	971
	Beneficial Bancorp Inc.	64,718	971
	First Busey Corp.	32,666	958
	ARMOUR Residential REIT Inc.	38,217	955
	State Bank Financial Corp.	35,025	950
	WisdomTree Investments Inc.	93,383	950
	S&T Bancorp Inc.	26,318	944
	MTGE Investment Corp.	50,138	943
	Tompkins Financial Corp.	11,923	939
	Monmouth Real Estate Investment Corp.	61,226	921
	Easterly Government Properties Inc.	43,769	917
	Banc of California Inc.	42,099	905
*	Pacific Premier Bancorp Inc.	24,511	904
	Hanmi Financial Corp.	31,358	892
	Heartland Financial USA Inc.	18,844	888
	Kearny Financial Corp.	58,847	874
*	Black Knight Financial Services Inc. Class A	21,227	869

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Safety Insurance Group Inc.	12,713	868
	National Bank Holdings Corp. Class A	26,183	867
	New Senior Investment Group Inc.	84,956	854
*	Encore Capital Group Inc.	21,177	850
	Employers Holdings Inc.	19,886	841
	City Holding Co.	12,753	840
	AMERISAFE Inc.	14,691	837
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	36,558	836
*	FNFV Group	52,566	831
	Capital Bank Financial Corp.	21,792	830
	Pennsylvania REIT	72,266	818
	National Storage Affiliates Trust	35,363	817
	National General Holdings Corp.	38,370	810
*	Flagstar Bancorp Inc.	25,622	790
	CareTrust REIT Inc.	42,330	785
*	iStar Inc.	65,017	783
	Ladder Capital Corp. Class A	58,092	779
	Maiden Holdings Ltd.	69,937	776
	Moelis & Co. Class A	19,797	769
	Universal Health Realty Income Trust	9,637	767
	United Financial Bancorp Inc.	45,505	759
*	Seacoast Banking Corp. of Florida	31,508	759
	RE/MAX Holdings Inc. Class A	13,509	757
	Southside Bancshares Inc.	21,551	753
*	St. Joe Co.	39,898	748
	First Interstate BancSystem Inc. Class A	20,062	746
	Sandy Spring Bancorp Inc.	18,337	746
	United Fire Group Inc.	16,918	745
	Parkway Inc.	32,496	744
	FelCor Lodging Trust Inc.	102,484	739
	Stewart Information Services Corp.	16,108	731
	Anworth Mortgage Asset Corp.	121,510	730
	Meridian Bancorp Inc.	43,088	728
	Independent Bank Group Inc.	12,174	724
	Cohen & Steers Inc.	17,780	721
	Alexander's Inc.	1,706	719
	BancFirst Corp.	7,237	699
	Infinity Property & Casualty Corp.	7,431	699
*	Customers Bancorp Inc.	24,581	695
	Altisource Residential Corp.	52,800	683
	Tier REIT Inc.	36,875	681
	Investors Real Estate Trust	106,895	664
*	First BanCorp	114,108	661
	Universal Insurance Holdings Inc.	26,161	659
	Flushing Financial Corp.	23,366	659
	Piper Jaffray Cos.	10,732	643
*	Third Point Reinsurance Ltd.	46,083	641
	National Western Life Group Inc. Class A	2,004	641
	MainSource Financial Group Inc.	18,846	632
	Chatham Lodging Trust	31,385	631
	Preferred Apartment Communities Inc. Class A	39,965	629
	Ramco-Gershenson Properties Trust	48,270	623
^	Seritage Growth Properties Class A	14,817	622
	Guaranty Bancorp	22,815	621
	TriCo Bancshares	17,554	617
	Lakeland Bancorp Inc.	32,432	611
	First Bancorp	19,501	610
	First Potomac Realty Trust	54,314	603
	Stonegate Bank	13,003	600
	Community Trust Bancorp Inc.	13,692	599
^	AmTrust Financial Services Inc.	39,557	599
	Dime Community Bancshares Inc.	30,008	588
	James River Group Holdings Ltd.	14,758	586
	Heritage Financial Corp.	22,116	586

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Bryn Mawr Bank Corp.	13,565	577
*	NMI Holdings Inc. Class A	49,900	571
	Preferred Bank	10,676	571
	First of Long Island Corp.	19,754	565
	OceanFirst Financial Corp.	20,735	562
	Meta Financial Group Inc.	6,276	559
	Investment Technology Group Inc.	26,214	557
	Enterprise Financial Services Corp.	13,618	556
	New York Mortgage Trust Inc.	89,300	555
	Independence Realty Trust Inc.	55,927	552
	InfraREIT Inc.	28,600	548
*	Ambac Financial Group Inc.	31,476	546
	Oritani Financial Corp.	31,918	544
*	INTL. FCStone Inc.	14,401	544
	Saul Centers Inc.	9,308	540
	Virtus Investment Partners Inc.	4,779	530
	Getty Realty Corp.	21,092	529
	Stock Yards Bancorp Inc.	13,445	523
	Pacific Continental Corp.	20,312	519
	Univest Corp. of Pennsylvania	17,240	516
*	HomeStreet Inc.	18,571	514
	Horizon Bancorp	19,456	513
	ConnectOne Bancorp Inc.	22,576	509
	Northfield Bancorp Inc.	29,510	506
	AG Mortgage Investment Trust Inc.	27,199	498
	German American Bancorp Inc.	14,598	498
	Washington Trust Bancorp Inc.	9,560	493
	Houlihan Lokey Inc. Class A	14,114	493
^	CBL & Associates Properties Inc.	58,261	491
	Ashford Hospitality Trust Inc.	80,755	491
^	Virtu Financial Inc. Class A	27,700	489
*	Greenlight Capital Re Ltd. Class A	23,027	481
	PJT Partners Inc.	11,951	481
*	Forestar Group Inc.	28,000	480
	Urstadt Biddle Properties Inc. Class A	23,658	468
*	CU Bancorp	12,940	468
	TrustCo Bank Corp. NY	59,857	464
	Great Southern Bancorp Inc.	8,604	460
	Diamond Hill Investment Group Inc.	2,304	459
	Fidelity Southern Corp.	19,619	448
	Camden National Corp.	10,417	447
	Western Asset Mortgage Capital Corp.	42,800	441
	Cedar Realty Trust Inc.	89,229	433
*	Nationstar Mortgage Holdings Inc.	24,010	430
*	Franklin Financial Network Inc.	10,402	429
2	Federal Agricultural Mortgage Corp.	6,611	428
*	Bancorp Inc.	56,022	425
	Park Sterling Corp.	35,438	421
*	MoneyGram International Inc.	24,360	420
	Ares Commercial Real Estate Corp.	31,395	411
	Bridge Bancorp Inc.	11,951	398
	Dynex Capital Inc.	55,517	394
	FBL Financial Group Inc. Class A	6,229	383
	Bank Mutual Corp.	41,362	378
	Mercantile Bank Corp.	12,019	378
*	Cowen Inc. Class A	23,140	376
	NexPoint Residential Trust Inc.	15,066	375
	First Connecticut Bancorp Inc.	14,569	374
	OFG Bancorp	37,200	372
	Southwest Bancorp Inc.	14,529	371
	CoBiz Financial Inc.	21,315	371
	Kinsale Capital Group Inc.	9,873	368
	Armada Hoffler Properties Inc.	28,269	366
	HCI Group Inc.	7,700	362

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Blue Hills Bancorp Inc.	20,100	360
	First Defiance Financial Corp.	6,712	354
*	TriState Capital Holdings Inc.	13,857	349
*	EZCORP Inc. Class A	44,938	346
	Peoples Bancorp Inc.	10,757	346
	State National Cos. Inc.	18,800	346
	Greenhill & Co. Inc.	17,155	345
*	PICO Holdings Inc.	19,680	344
*	Marcus & Millichap Inc.	12,950	341
	Heritage Commerce Corp.	24,661	340
*	Enova International Inc.	22,835	339
	Old Second Bancorp Inc.	28,950	334
	Republic Bancorp Inc. Class A	9,337	333
*	Allegiance Bancshares Inc.	8,582	329
	Live Oak Bancshares Inc.	13,500	327
	Arbor Realty Trust Inc.	39,133	326
	Opus Bank	13,400	324
	Heritage Insurance Holdings Inc.	24,494	319
	First Financial Corp.	6,706	317
	Whitestone REIT	25,845	317
	Fidelity & Guaranty Life	10,100	314
	First Community Bancshares Inc.	11,246	308
	State Auto Financial Corp.	11,941	307
	CatchMark Timber Trust Inc. Class A	26,945	306
	Hersha Hospitality Trust Class A	16,534	306
	Arlington Asset Investment Corp. Class A	21,986	301
*	First Foundation Inc.	18,200	299
*	Green Bancorp Inc.	14,900	289
*	HomeTrust Bancshares Inc.	11,780	287
	MedEquities Realty Trust Inc.	22,493	284
	QCR Holdings Inc.	5,951	282
*	PennyMac Financial Services Inc. Class A	16,850	281
	Financial Institutions Inc.	9,379	279
	MidWestOne Financial Group Inc.	8,214	278
*	Republic First Bancorp Inc.	30,059	278
	OneBeacon Insurance Group Ltd. Class A	15,139	276
	CorEnergy Infrastructure Trust Inc.	8,205	276
	Bar Harbor Bankshares	8,897	274
	People's Utah Bancorp	10,200	273
	Bluerock Residential Growth REIT Inc. Class A	21,010	271
	Enterprise Bancorp Inc.	7,609	270
	Gladstone Commercial Corp.	12,198	266
	Farmers National Banc Corp.	18,311	266
	Carolina Financial Corp.	8,200	265
	Peapack Gladstone Financial Corp.	8,371	262
	United Community Financial Corp.	31,306	260
	1st Source Corp.	5,396	259
*	World Acceptance Corp.	3,430	257
	Community Healthcare Trust Inc.	9,800	251
*	Ladenburg Thalmann Financial Services Inc.	102,733	251
	Westwood Holdings Group Inc.	4,373	248
*	Regional Management Corp.	10,486	248
*	AV Homes Inc.	12,328	247
	City Office REIT Inc.	19,288	245
	NewStar Financial Inc.	23,231	244
*	WMIH Corp.	190,248	238
*	Citizens Inc. Class A	31,923	236
	UMH Properties Inc.	13,700	234
	Farmland Partners Inc.	25,906	232
*	Triumph Bancorp Inc.	9,395	231
	One Liberty Properties Inc.	9,698	227
	LCNB Corp.	11,324	226
*	Altisource Portfolio Solutions SA	10,289	225
	West Bancorporation Inc.	9,152	216

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Bank of Marin Bancorp	3,495	215
*	National Commerce Corp.	5,400	214
*	Tejon Ranch Co.	10,322	213
	GAIN Capital Holdings Inc.	33,658	210
*	Atlantic Capital Bancshares Inc.	11,036	210
	SI Financial Group Inc.	12,894	208
	CNB Financial Corp.	8,629	207
	Independent Bank Corp.	9,426	205
*	Veritex Holdings Inc.	7,725	203
	United Insurance Holdings Corp.	12,856	202
	Orchid Island Capital Inc.	20,500	202
	First Bancorp Inc.	7,436	201
	RMR Group Inc. Class A	4,122	201
*	Ocwen Financial Corp.	74,400	200
*	Atlantic Coast Financial Corp.	24,886	199
*	Global Indemnity Ltd.	4,932	191
	Citizens & Northern Corp.	8,016	186
*	HarborOne Bancorp Inc.	9,300	186
	Ames National Corp.	6,054	185
*	eHealth Inc.	9,700	182
	Civista Bancshares Inc.	8,700	182
*	Nicolet Bankshares Inc.	3,301	181
*	Southern First Bancshares Inc.	4,828	179
	Midland States Bancorp Inc.	5,227	175
	Access National Corp.	6,547	174
	Bank of Commerce Holdings	15,700	173
	Peoples Financial Services Corp.	3,941	172
	American National Bankshares Inc.	4,639	171
	ESSA Bancorp Inc.	11,543	170
	Great Ajax Corp.	12,039	168
	First Bancshares Inc.	6,000	166
	Xenith Bankshares Inc.	5,320	165
	Consolidated-Tomoka Land Co.	2,900	165
*	FRP Holdings Inc.	3,570	165
	Waterstone Financial Inc.	8,694	164
	Old Line Bancshares Inc.	5,764	162
	Sun Bancorp Inc.	6,440	159
	Orrstown Financial Services Inc.	6,920	158
	Arrow Financial Corp.	4,815	152
	First Mid-Illinois Bancshares Inc.	4,366	149
*	Pacific Mercantile Bancorp	16,913	149
	National Bankshares Inc.	3,644	149
	Farmers Capital Bank Corp.	3,808	147
*	Impac Mortgage Holdings Inc.	9,700	147
	Sotherly Hotels Inc.	21,370	145
*	BSB Bancorp Inc.	4,902	143
	MBT Financial Corp.	14,741	143
	Sierra Bancorp	5,807	143
*	Atlas Financial Holdings Inc.	9,560	142
	Central Valley Community Bancorp	6,320	140
	Western New England Bancorp Inc.	13,768	140
*	Hallmark Financial Services Inc.	12,230	138
*	Coastway Bancorp Inc.	6,522	134
	Century Bancorp Inc. Class A	2,107	134
	Hingham Institution for Savings	734	134
	Northrim BanCorp Inc.	4,388	133
	Canadian Imperial Bank of Commerce	1,631	132
	Premier Financial Bancorp Inc.	6,402	132
^	Global Medical REIT Inc.	14,476	129
	Jernigan Capital Inc.	5,700	125
	First Financial Northwest Inc.	7,735	125
	Federated National Holding Co.	7,746	124
	Five Oaks Investment Corp.	25,250	123
	Associated Capital Group Inc. Class A	3,601	122

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Cherry Hill Mortgage Investment Corp.	6,580	122
*	Equity Bancshares Inc. Class A	3,900	120
	Commerce Union Bancshares Inc.	4,900	117
	Baldwin & Lyons Inc.	4,773	117
*	Bay Bancorp Inc.	15,100	116
	MutualFirst Financial Inc.	3,226	115
	Clifton Bancorp Inc.	6,917	114
	Resource Capital Corp.	11,100	113
	First Internet Bancorp	3,935	110
	Reis Inc.	5,175	110
	AmeriServ Financial Inc.	25,974	108
	Capital City Bank Group Inc.	5,193	106
	Penns Woods Bancorp Inc.	2,515	104
*	Safety Income and Growth Inc.	5,286	101
	First Business Financial Services Inc.	4,375	101
	Oppenheimer Holdings Inc. Class A	6,100	100
*	First United Corp.	6,656	100
	Southern National Bancorp of Virginia Inc.	5,605	99
*	Trinity Place Holdings Inc.	13,754	98
	Provident Financial Holdings Inc.	4,937	95
	WashingtonFirst Bankshares Inc.	2,568	89
*	FB Financial Corp.	2,400	87
	Shore Bancshares Inc.	5,231	86
	Tiptree Inc.	12,203	86
	United Bancshares Inc.	3,700	86
*	CardConnect Corp.	5,600	84
	First Savings Financial Group Inc.	1,513	83
*	Health Insurance Innovations Inc. Class A	3,520	83
	Investar Holding Corp.	3,367	77
	Kingstone Cos. Inc.	5,028	77
*	Safeguard Scientifics Inc.	6,334	75
	Marlin Business Services Corp.	2,977	75
	C&F Financial Corp.	1,595	75
	KKR Real Estate Finance Trust Inc.	3,459	74
	Owens Realty Mortgage Inc.	4,339	74
2	Federal Agricultural Mortgage Corp. Class A	1,200	71
^	United Bancorp Inc.	5,633	69
	Northeast Bancorp	3,351	68
	Wheeler REIT Inc.	6,650	68
	Stratus Properties Inc.	2,300	68
	EMC Insurance Group Inc.	2,382	66
	Manning & Napier Inc.	15,067	66
	HopFed Bancorp Inc.	4,115	61
	Sutherland Asset Management Corp.	3,960	59
	Atlantic American Corp.	15,600	58
*	Consumer Portfolio Services Inc.	12,245	56
*	Maui Land & Pineapple Co. Inc.	2,699	55
*	Altisource Asset Management Corp.	600	55
*	RMG Networks Holding Corp.	78,953	52
	Macatawa Bank Corp.	5,133	49
	Parke Bancorp Inc.	2,170	49
	American River Bankshares	3,207	47
	Charter Financial Corp.	2,538	46
	CPI Card Group Inc.	15,460	44
	Unity Bancorp Inc.	2,500	43
	Ellington Residential Mortgage REIT	2,900	43
	MidSouth Bancorp Inc.	3,241	38
*	First Northwest Bancorp	2,264	36
	Hennessy Advisors Inc.	2,250	34
*	Ashford Inc.	669	34
*,^	Walter Investment Management Corp.	35,023	33
	Summit Financial Group Inc.	1,429	31
	BankFinancial Corp.	1,967	29
*	Sunshine Bancorp Inc.	1,328	28

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Two River Bancorp	1,500	28
*	Paragon Commercial Corp.	529	28
	United Community Bancorp	1,400	27
*	SmartFinancial Inc.	1,104	26
	Byline Bancorp Inc.	1,259	25
	ACNB Corp.	819	25
*	On Deck Capital Inc.	5,100	24
	Gladstone Land Corp.	1,864	22
	Evans Bancorp Inc.	534	21
	Chemung Financial Corp.	485	20
	California First National Bancorp	1,033	19
*	First Community Financial Partners Inc.	1,496	19
	Silvercrest Asset Management Group Inc. Class A	1,432	19
	Codorus Valley Bancorp Inc.	587	17
^	Innovative Industrial Properties Inc.	981	16
	Citizens First Corp.	700	16
	Bear State Financial Inc.	1,600	15
*	1347 Property Insurance Holdings Inc.	1,800	14
	RAIT Financial Trust	6,286	14
*	Intersections Inc.	2,900	14
*	Performant Financial Corp.	6,364	13
*	Malvern Bancorp Inc.	500	12
*	UCP Inc.	1,083	12
*	First Acceptance Corp.	8,936	10
	DNB Financial Corp.	291	10
	Bankwell Financial Group Inc.	300	9
*	Capstar Financial Holdings Inc.	500	9
	Fifth Street Asset Management Inc.	1,500	7
	County Bancorp Inc.	286	7
	Donegal Group Inc. Class A	422	7
*	Security National Financial Corp. Class A	1,012	6
	WVS Financial Corp.	400	6
	CB Financial Services Inc.	236	6
	Summit State Bank	290	4
*	Asta Funding Inc.	419	3
	1st Constitution Bancorp	173	3
*	Global Brokerage Inc.	1,500	3
	First Guaranty Bancshares Inc.	100	3
	Medley Management Inc. Class A	400	3
*	ZAIS Group Holdings Inc.	1,100	3
	Sussex Bancorp	100	2
	Investors Title Co.	12	2
*	Entegra Financial Corp.	100	2
*	Jason Industries Inc.	1,500	2
*	American Realty Investors Inc.	200	2
*	NI Holdings Inc.	79	1
*	Ambit Biosciences Corp. CVR	1,900	1
*	Anchor Bancorp Inc.	44	1
*	Conifer Holdings Inc.	100	1
*	ITUS Corp.	600	1
*	Connecture Inc.	800	—
	Landmark Bancorp Inc.	9	—
	Global Self Storage Inc.	6	—
*	Clinical Data CVR	9,500	—
			4,174,040
Health Care (7.9%)
	Johnson & Johnson	2,193,629	290,195
	Pfizer Inc.	4,806,961	161,466
	UnitedHealth Group Inc.	776,198	143,923
	Merck & Co. Inc.	2,222,050	142,411
	Amgen Inc.	597,396	102,890
	Medtronic plc	1,108,713	98,398
	AbbVie Inc.	1,290,734	93,591
*	Celgene Corp.	635,108	82,481

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Bristol-Myers Squibb Co.	1,349,740	75,208
	Gilead Sciences Inc.	1,059,587	74,998
	Allergan plc	295,578	71,852
	Abbott Laboratories	1,400,737	68,090
	Eli Lilly & Co.	798,046	65,679
	Thermo Fisher Scientific Inc.	318,960	55,649
*	Biogen Inc.	176,214	47,817
	Aetna Inc.	282,846	42,945
	Anthem Inc.	211,980	39,880
	Becton Dickinson and Co.	181,919	35,494
	Cigna Corp.	206,548	34,574
	Stryker Corp.	239,634	33,256
*	Regeneron Pharmaceuticals Inc.	63,918	31,393
*	Express Scripts Holding Co.	490,602	31,320
*	Boston Scientific Corp.	1,101,261	30,527
*	Intuitive Surgical Inc.	31,282	29,260
	Humana Inc.	120,128	28,905
*	Vertex Pharmaceuticals Inc.	203,154	26,180
	Zoetis Inc.	392,992	24,515
	Baxter International Inc.	388,651	23,529
*	HCA Healthcare Inc.	247,794	21,608
	Zimmer Biomet Holdings Inc.	162,438	20,857
*	Illumina Inc.	117,941	20,465
*	Edwards Lifesciences Corp.	172,163	20,357
	CR Bard Inc.	58,070	18,356
*	Incyte Corp.	141,319	17,793
*	Alexion Pharmaceuticals Inc.	135,841	16,528
*	Mylan NV	394,654	15,320
*	BioMarin Pharmaceutical Inc.	145,637	13,227
*	Laboratory Corp. of America Holdings	80,811	12,456
	Dentsply Sirona Inc.	187,831	12,179
	Quest Diagnostics Inc.	107,387	11,937
*	Henry Schein Inc.	63,785	11,674
*	IDEXX Laboratories Inc.	71,770	11,585
*	Waters Corp.	62,474	11,485
*	Quintiles IMS Holdings Inc.	118,154	10,575
*	Centene Corp.	132,239	10,563
*	Hologic Inc.	225,037	10,212
	Cooper Cos. Inc.	39,359	9,423
	Universal Health Services Inc. Class B	73,287	8,947
	ResMed Inc.	112,696	8,776
*	Align Technology Inc.	57,182	8,584
*	DaVita Inc.	129,706	8,400
	Perrigo Co. plc	109,123	8,241
*	Varian Medical Systems Inc.	75,087	7,748
	Teleflex Inc.	36,397	7,562
*	Alkermes plc	126,861	7,354
*	Jazz Pharmaceuticals plc	47,161	7,334
*	WellCare Health Plans Inc.	35,478	6,370
*	Envision Healthcare Corp.	93,163	5,839
*	Exelixis Inc.	234,480	5,775
	West Pharmaceutical Services Inc.	60,902	5,756
	STERIS plc	66,929	5,455
*	Bioverativ Inc.	89,833	5,405
*	Alnylam Pharmaceuticals Inc.	66,065	5,269
*	DexCom Inc.	70,353	5,146
*	Ionis Pharmaceuticals Inc.	100,098	5,092
*	ABIOMED Inc.	33,850	4,851
*	Catalent Inc.	137,245	4,817
*	MEDNAX Inc.	78,784	4,756
*	United Therapeutics Corp.	35,986	4,668
*	TESARO Inc.	30,298	4,237
*	Kite Pharma Inc.	40,497	4,198
*	Seattle Genetics Inc.	76,574	3,962

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Hill-Rom Holdings Inc.	49,236	3,920
*	Bio-Rad Laboratories Inc. Class A	17,238	3,901
*	Bluebird Bio Inc.	36,410	3,825
*	Mallinckrodt plc	85,001	3,809
*	Charles River Laboratories International Inc.	36,915	3,734
	Bio-Techne Corp.	31,682	3,723
*	PAREXEL International Corp.	41,664	3,621
*	Alere Inc.	69,304	3,478
*	Exact Sciences Corp.	95,466	3,377
*	Masimo Corp.	36,587	3,336
*	Clovis Oncology Inc.	35,200	3,296
*	Neurocrine Biosciences Inc.	69,652	3,204
	HealthSouth Corp.	64,729	3,133
*	Acadia Healthcare Co. Inc.	63,003	3,111
	Patterson Cos. Inc.	66,095	3,103
*	NuVasive Inc.	39,076	3,006
*	Portola Pharmaceuticals Inc.	49,600	2,786
*	Brookdale Senior Living Inc.	185,721	2,732
	Healthcare Services Group Inc.	57,025	2,670
*	Prestige Brands Holdings Inc.	49,586	2,619
*	Integra LifeSciences Holdings Corp.	46,124	2,514
*	Akorn Inc.	74,539	2,500
*	Nektar Therapeutics Class A	126,903	2,481
*,^	OPKO Health Inc.	374,657	2,465
*	INC Research Holdings Inc. Class A	40,965	2,396
*	Molina Healthcare Inc.	34,534	2,389
	Cantel Medical Corp.	30,605	2,384
*	PRA Health Sciences Inc.	31,634	2,373
	Bruker Corp.	81,884	2,362
*	Wright Medical Group NV	84,517	2,323
*	LifePoint Health Inc.	34,553	2,320
*	Insulet Corp.	44,848	2,301
*	Neogen Corp.	32,682	2,259
*	Puma Biotechnology Inc.	25,419	2,222
*	Medicines Co.	57,921	2,202
*	VWR Corp.	65,917	2,176
*	Horizon Pharma plc	179,465	2,130
*,^	ACADIA Pharmaceuticals Inc.	76,078	2,122
*	Sage Therapeutics Inc.	26,342	2,098
*	Ligand Pharmaceuticals Inc.	16,801	2,040
*	Ironwood Pharmaceuticals Inc. Class A	106,516	2,011
*	ICU Medical Inc.	11,206	1,933
*,^	Juno Therapeutics Inc.	63,400	1,895
*	Ultragenyx Pharmaceutical Inc.	29,592	1,838
*	Endo International plc	163,268	1,824
*	Penumbra Inc.	20,500	1,799
*	Globus Medical Inc.	53,739	1,781
*	Supernus Pharmaceuticals Inc.	40,674	1,753
*	Agios Pharmaceuticals Inc.	32,179	1,656
	Owens & Minor Inc.	48,782	1,570
*,^	Intercept Pharmaceuticals Inc.	12,800	1,550
*	Inogen Inc.	16,109	1,537
*	Haemonetics Corp.	38,202	1,509
*	Pacira Pharmaceuticals Inc.	31,353	1,496
*	Omnicell Inc.	34,611	1,492
*	Nevro Corp.	19,945	1,484
*	FibroGen Inc.	45,805	1,479
*	Loxo Oncology Inc.	18,282	1,466
*	Halyard Health Inc.	37,063	1,456
*	Amedisys Inc.	23,114	1,452
*	Acorda Therapeutics Inc.	73,301	1,444
*	Sarepta Therapeutics Inc.	42,579	1,435
*	Myriad Genetics Inc.	55,482	1,434
*	Radius Health Inc.	31,300	1,416

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Select Medical Holdings Corp.	91,155	1,399
*	HMS Holdings Corp.	75,215	1,391
*	Magellan Health Inc.	18,946	1,381
*	Spark Therapeutics Inc.	22,716	1,357
*	NxStage Medical Inc.	54,072	1,356
*	Aerie Pharmaceuticals Inc.	25,700	1,351
*	Merit Medical Systems Inc.	34,374	1,311
*,^	Theravance Biopharma Inc.	32,821	1,308
*	Blueprint Medicines Corp.	25,410	1,288
*	Spectranetics Corp.	33,126	1,272
*	Repligen Corp.	29,166	1,209
*	Avexis Inc.	14,474	1,189
*	Halozyme Therapeutics Inc.	90,218	1,157
*	MiMedx Group Inc.	75,811	1,135
*	Amicus Therapeutics Inc.	111,869	1,127
*	Array BioPharma Inc.	133,912	1,121
*,^	Intrexon Corp.	46,172	1,112
*	Tenet Healthcare Corp.	57,461	1,111
*	Teladoc Inc.	31,173	1,082
*	Impax Laboratories Inc.	67,020	1,079
*	Emergent BioSolutions Inc.	29,603	1,004
	CONMED Corp.	19,509	994
*	Tivity Health Inc.	24,729	985
*	Varex Imaging Corp.	28,759	972
*	Insmed Inc.	54,938	943
*	Momenta Pharmaceuticals Inc.	55,212	933
*	Community Health Systems Inc.	93,387	930
*	Natus Medical Inc.	24,831	926
	Abaxis Inc.	16,612	881
*	Novocure Ltd.	50,325	871
*	Esperion Therapeutics Inc.	18,300	847
*	Dermira Inc.	28,954	844
	Ensign Group Inc.	38,640	841
*	Corcept Therapeutics Inc.	70,798	835
*,^	ZIOPHARM Oncology Inc.	133,358	829
*	Genomic Health Inc.	25,175	819
	Kindred Healthcare Inc.	70,003	816
*	Acceleron Pharma Inc.	26,470	804
*	Sangamo Therapeutics Inc.	91,387	804
*,^	ImmunoGen Inc.	112,999	803
*	Global Blood Therapeutics Inc.	28,897	790
*	LHC Group Inc.	11,633	790
*,^	Immunomedics Inc.	89,087	787
*	Anika Therapeutics Inc.	15,821	781
*	Eagle Pharmaceuticals Inc.	9,719	767
	Analogic Corp.	10,502	763
*	AngioDynamics Inc.	46,993	762
*	Retrophin Inc.	38,150	740
*	Cardiovascular Systems Inc.	22,833	736
*	Five Prime Therapeutics Inc.	24,200	729
*	Vanda Pharmaceuticals Inc.	42,954	700
*,^	Synergy Pharmaceuticals Inc.	156,923	698
*	Glaukos Corp.	16,751	695
*,^	Omeros Corp.	34,863	694
*	OraSure Technologies Inc.	39,271	678
*	Orthofix International NV	14,470	673
	Atrion Corp.	1,034	665
*	AtriCure Inc.	26,967	654
	Luminex Corp.	30,512	644
*	Xencor Inc.	29,602	625
*	Keryx Biopharmaceuticals Inc.	86,239	623
*,^	TherapeuticsMD Inc.	117,245	618
*	PharMerica Corp.	23,476	616
*	Intersect ENT Inc.	21,900	612

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Paratek Pharmaceuticals Inc.	24,900	600
*	BioTelemetry Inc.	17,700	592
*	Amphastar Pharmaceuticals Inc.	33,036	590
*	Heska Corp.	5,700	582
*	Accelerate Diagnostics Inc.	21,120	578
*	K2M Group Holdings Inc.	23,473	572
*	Quidel Corp.	20,812	565
*	Revance Therapeutics Inc.	21,300	562
*	Achaogen Inc.	25,554	555
	Meridian Bioscience Inc.	34,640	546
*	Teligent Inc.	59,503	544
*	Lexicon Pharmaceuticals Inc.	32,614	536
*	SciClone Pharmaceuticals Inc.	48,479	533
*,^	Heron Therapeutics Inc.	38,337	531
*	Achillion Pharmaceuticals Inc.	115,003	528
*,^	Inovio Pharmaceuticals Inc.	67,200	527
*	Almost Family Inc.	8,541	527
	US Physical Therapy Inc.	8,607	520
*	HealthStream Inc.	19,723	519
*	PTC Therapeutics Inc.	27,400	502
*	AMAG Pharmaceuticals Inc.	27,159	500
*	Innoviva Inc.	39,005	499
*	Epizyme Inc.	32,600	492
*	Albany Molecular Research Inc.	22,217	482
*	CryoLife Inc.	23,566	470
*	NeoGenomics Inc.	51,749	464
*	GenMark Diagnostics Inc.	38,989	461
*	Tetraphase Pharmaceuticals Inc.	61,500	438
*	MacroGenics Inc.	25,037	438
*	Enanta Pharmaceuticals Inc.	12,174	438
*	Spectrum Pharmaceuticals Inc.	58,739	438
*	Aclaris Therapeutics Inc.	16,052	435
*	REGENXBIO Inc.	21,873	432
*,^	Zogenix Inc.	29,075	422
*	Depomed Inc.	38,861	417
*	La Jolla Pharmaceutical Co.	13,826	412
*	Aimmune Therapeutics Inc.	19,956	410
*	Foundation Medicine Inc.	10,273	408
*	Cytokinetics Inc.	33,525	406
*	Flexion Therapeutics Inc.	20,000	404
*	Lantheus Holdings Inc.	22,748	401
*	Progenics Pharmaceuticals Inc.	57,826	393
*	Otonomy Inc.	20,810	392
*	iRhythm Technologies Inc.	9,200	391
*	ANI Pharmaceuticals Inc.	8,269	387
*	Karyopharm Therapeutics Inc.	42,055	381
*	Akebia Therapeutics Inc.	26,409	379
*	Ignyta Inc.	36,374	376
*,^	TG Therapeutics Inc.	37,322	375
*	Surgery Partners Inc.	16,097	366
*,^	Geron Corp.	129,700	359
*	CorVel Corp.	7,554	358
*	Capital Senior Living Corp.	23,380	356
*	Antares Pharma Inc.	109,944	354
*	Triple-S Management Corp. Class B	20,928	354
*	Alder Biopharmaceuticals Inc.	30,781	352
	LeMaitre Vascular Inc.	11,200	350
*	Calithera Biosciences Inc.	23,012	342
	National HealthCare Corp.	4,771	335
*	Accuray Inc.	69,449	330
*	Dynavax Technologies Corp.	33,614	324
*	Enzo Biochem Inc.	29,379	324
*	PDL BioPharma Inc.	128,200	317
*	BioCryst Pharmaceuticals Inc.	55,423	308

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Civitas Solutions Inc.	17,367	304
*	Versartis Inc.	17,333	302
*	Medpace Holdings Inc.	10,352	300
*	Surmodics Inc.	10,580	298
*	AxoGen Inc.	17,500	293
*	Agenus Inc.	73,900	289
*	Sucampo Pharmaceuticals Inc. Class A	27,107	285
*	Bellicum Pharmaceuticals Inc.	24,214	283
*,^	Insys Therapeutics Inc.	22,040	279
*	Editas Medicine Inc.	16,200	272
*	Adamas Pharmaceuticals Inc.	15,513	271
*	Aratana Therapeutics Inc.	37,400	270
*	Invitae Corp.	28,015	268
*	Pulse Biosciences Inc.	7,725	267
*,^	Cara Therapeutics Inc.	17,300	266
*	GlycoMimetics Inc.	23,852	266
*	Aduro Biotech Inc.	23,178	264
*,^	Lannett Co. Inc.	12,824	262
*	CytomX Therapeutics Inc.	16,122	250
*	AVEO Pharmaceuticals Inc.	112,100	249
*	ChemoCentryx Inc.	26,403	247
*	Cutera Inc.	9,465	245
*	RadNet Inc.	30,936	240
*	MyoKardia Inc.	18,100	237
*	Addus HomeCare Corp.	6,320	235
*	Chimerix Inc.	42,146	230
*	STAAR Surgical Co.	21,070	228
*,^	Collegium Pharmaceutical Inc.	18,140	227
*	Pacific Biosciences of California Inc.	62,227	222
*	Rigel Pharmaceuticals Inc.	80,161	219
*	Natera Inc.	19,738	214
*	Novavax Inc.	184,704	212
*	Audentes Therapeutics Inc.	11,043	211
*	Assembly Biosciences Inc.	10,200	211
*	Zynerba Pharmaceuticals Inc.	12,100	205
*	Organovo Holdings Inc.	76,503	201
*	NanoString Technologies Inc.	12,064	200
*,^	Rockwell Medical Inc.	25,000	198
*	Seres Therapeutics Inc.	16,445	186
*	RTI Surgical Inc.	31,405	184
*	Exactech Inc.	6,075	181
*,^	Advaxis Inc.	27,700	180
*	Durect Corp.	111,845	174
*,^	Corbus Pharmaceuticals Holdings Inc.	27,092	171
*,^	Adamis Pharmaceuticals Corp.	32,500	169
*	Fortress Biotech Inc.	34,496	164
*	Concert Pharmaceuticals Inc.	11,700	163
*	American Renal Associates Holdings Inc.	8,760	162
*	Tactile Systems Technology Inc.	5,527	158
*	Idera Pharmaceuticals Inc.	91,536	157
*	Veracyte Inc.	18,784	156
*	BioScrip Inc.	56,263	153
*,^	Kadmon Holdings Inc.	38,701	151
*	Catalyst Pharmaceuticals Inc.	54,227	150
*	Corindus Vascular Robotics Inc.	80,300	149
*	BioTime Inc.	46,244	146
*,^	Abeona Therapeutics Inc.	22,600	145
*	Ra Pharmaceuticals Inc.	7,648	143
*	Ocular Therapeutix Inc.	15,120	140
*	Edge Therapeutics Inc.	13,585	139
*,^	Anavex Life Sciences Corp.	25,900	138
*	FONAR Corp.	4,900	136
*	Selecta Biosciences Inc.	6,713	133
*	NantKwest Inc.	16,692	127

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Cempra Inc.	27,400	126
*	Intellia Therapeutics Inc.	7,800	125
*	Minerva Neurosciences Inc.	14,100	125
*	Endologix Inc.	25,493	124
*	Conatus Pharmaceuticals Inc.	21,492	124
*,^	Sientra Inc.	11,700	114
*	ArQule Inc.	89,476	111
*	Syros Pharmaceuticals Inc.	6,700	108
*	Entellus Medical Inc.	6,496	108
*	Genocea Biosciences Inc.	20,054	105
*	Tocagen Inc.	8,400	101
*	ViewRay Inc.	15,424	100
*	BioSpecifics Technologies Corp.	1,992	99
*	VIVUS Inc.	72,900	89
*	Neos Therapeutics Inc.	12,124	88
*	Immune Design Corp.	9,032	88
*	Kura Oncology Inc.	9,300	86
*	Syndax Pharmaceuticals Inc.	5,913	83
*	NanoViricides Inc.	61,000	82
	Utah Medical Products Inc.	1,130	82
*	Recro Pharma Inc.	11,400	80
*	R1 RCM Inc.	21,100	79
*	Invuity Inc.	10,900	79
*	KemPharm Inc.	19,300	77
*,^	Navidea Biopharmaceuticals Inc.	148,802	76
*	Corvus Pharmaceuticals Inc.	6,200	75
*,^	Arrowhead Pharmaceuticals Inc.	46,244	75
*	Arena Pharmaceuticals Inc.	4,388	74
*	Cymabay Therapeutics Inc.	12,800	74
*	Synthetic Biologics Inc.	125,836	71
*	MediciNova Inc.	13,500	71
*	Peregrine Pharmaceuticals Inc.	114,313	69
*,^	XBiotech Inc.	14,768	69
*	Reata Pharmaceuticals Inc. Class A	2,192	69
*	Actinium Pharmaceuticals Inc.	56,800	69
*	Ophthotech Corp.	26,911	69
	Psychemedics Corp.	2,755	69
*	SeaSpine Holdings Corp.	5,954	69
*,^	Nobilis Health Corp.	35,385	67
*	IRIDEX Corp.	6,700	66
*	Cidara Therapeutics Inc.	8,825	66
*	Cumberland Pharmaceuticals Inc.	9,063	64
*	AAC Holdings Inc.	9,100	63
*,^	AcelRx Pharmaceuticals Inc.	29,180	63
*	Alimera Sciences Inc.	44,600	62
*	Cascadian Therapeutics Inc.	16,641	62
*	Curis Inc.	32,700	62
*	Endocyte Inc.	40,026	60
*	Kindred Biosciences Inc.	6,824	59
*	Jounce Therapeutics Inc.	4,135	58
*	AnaptysBio Inc.	2,421	58
*	SCYNEXIS Inc.	32,300	58
*,^	Corium International Inc.	7,726	58
*	ContraFect Corp.	39,500	57
*	Agile Therapeutics Inc.	14,960	56
*,^	VBI Vaccines Inc.	12,520	54
*	ARCA biopharma Inc.	22,000	54
*	T2 Biosystems Inc.	16,400	53
*,^	Imprimis Pharmaceuticals Inc.	16,400	52
*,^	Matinas BioPharma Holdings Inc.	30,218	51
*	Zafgen Inc.	14,385	50
*	Bovie Medical Corp.	20,173	50
*	OvaScience Inc.	31,600	49
*	iRadimed Corp.	5,600	48

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Vericel Corp.	14,301	47
*	Trevena Inc.	20,355	47
*	Juniper Pharmaceuticals Inc.	9,069	46
*	Madrigal Pharmaceuticals Inc.	2,620	43
*	CytoSorbents Corp.	9,681	42
*	Palatin Technologies Inc.	94,000	40
*	Infinity Pharmaceuticals Inc.	25,446	40
*	Athersys Inc.	26,030	39
*	Axsome Therapeutics Inc.	7,087	39
*	Proteostasis Therapeutics Inc.	8,245	39
*	Sunesis Pharmaceuticals Inc.	14,107	38
*	OncoMed Pharmaceuticals Inc.	11,400	38
*	Harvard Bioscience Inc.	14,884	38
*,^	Sophiris Bio Inc.	17,200	38
*	Iovance Biotherapeutics Inc.	5,110	38
*	Viveve Medical Inc.	5,200	37
*,^	Trovagene Inc.	29,620	37
*	IsoRay Inc.	59,283	37
*,^	Aralez Pharmaceuticals Inc.	26,916	36
*,^	CytRx Corp.	57,809	36
	Daxor Corp.	5,808	35
*,^	EyeGate Pharmaceuticals Inc.	24,301	33
*	Asterias Biotherapeutics Inc.	9,201	33
*,^	MannKind Corp.	23,000	32
*	Applied Genetic Technologies Corp.	6,300	32
*	Aptevo Therapeutics Inc.	15,451	32
	Digirad Corp.	7,706	31
*,^	Inotek Pharmaceuticals Corp.	16,100	31
*	Fate Therapeutics Inc.	9,300	30
*	Bio-Path Holdings Inc.	76,772	30
*	Regulus Therapeutics Inc.	30,200	30
*,^	ContraVir Pharmaceuticals Inc.	50,300	29
*	Tandem Diabetes Care Inc.	36,400	29
*	G1 Therapeutics Inc.	1,600	28
*,^	Obalon Therapeutics Inc.	2,800	28
*	iBio Inc.	71,319	28
*	Adverum Biotechnologies Inc.	10,825	27
*,^	Orexigen Therapeutics Inc.	9,260	27
*,^	Neuralstem Inc.	4,626	27
*	Aevi Genomic Medicine Inc.	19,572	26
*	Savara Inc.	4,303	25
*	NantHealth Inc.	5,800	25
*	Media General Inc. CVR to Exp. 12/31/49	82,296	24
*	Nivalis Therapeutics Inc.	10,145	24
*	MEI Pharma Inc.	9,944	24
*	Biolase Inc.	24,315	24
*,^	Tenax Therapeutics Inc.	31,000	23
*	Genesis Healthcare Inc.	12,929	22
*	Mersana Therapeutics Inc.	1,584	22
*	Dicerna Pharmaceuticals Inc.	6,723	21
*	Chembio Diagnostics Inc.	3,382	20
*	AquaBounty Technologies Inc.	2,524	20
*	Ovid therapeutics Inc.	1,900	20
*	Oncocyte Corp.	3,778	20
*	Dimension Therapeutics Inc.	13,400	19
*	Clearside Biomedical Inc.	2,100	19
*	Proteon Therapeutics Inc.	11,000	17
*	Wright Medical Group Inc. CVR Exp. 03/01/19	11,147	17
*	Athenex Inc.	1,048	17
*	Eiger BioPharmaceuticals Inc.	2,118	17
*	Titan Pharmaceuticals Inc.	8,640	16
*	Coherus Biosciences Inc.	1,081	16
*	Vital Therapies Inc.	5,203	15
*	Repros Therapeutics Inc.	31,860	15

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Sonoma Pharmaceuticals Inc.	2,200	15
*	Cerus Corp.	5,802	15
*	Albireo Pharma Inc.	706	15
*	CorMedix Inc.	33,680	14
*	Five Star Senior Living Inc.	8,876	13
*	Aldeyra Therapeutics Inc.	2,699	13
*	Protagonist Therapeutics Inc.	1,100	12
*	Verastem Inc.	5,696	12
*,^	Second Sight Medical Products Inc.	9,700	12
*	Galectin Therapeutics Inc.	4,900	12
*	Marinus Pharmaceuticals Inc.	8,500	12
*	InfuSystem Holdings Inc.	5,850	11
*	Cancer Genetics Inc.	2,500	10
*,^	Biocept Inc.	7,100	10
*	ADMA Biologics Inc.	2,457	9
*,^	Immune Pharmaceuticals Inc.	3,010	9
*,^	Rexahn Pharmaceuticals Inc.	3,160	9
*,^	Catabasis Pharmaceuticals Inc.	6,200	9
*	Evoke Pharma Inc.	3,400	9
*	Altimmune Inc.	2,720	9
*	Alliance HealthCare Services Inc.	653	9
*	Dova Pharmaceuticals Inc.	374	8
*	Ohr Pharmaceutical Inc.	12,700	8
*	Spring Bank Pharmaceuticals Inc.	600	8
*,^	Ekso Bionics Holdings Inc.	3,438	8
*	Senseonics Holdings Inc.	4,300	8
*	Novus Therapeutics Inc.	1,199	7
*	Aeglea BioTherapeutics Inc.	1,818	7
*	OncoGenex Pharmaceuticals Inc.	19,400	7
*	Avinger Inc.	14,581	7
*,^	Anthera Pharmaceuticals Inc.	3,900	6
*,^	Cerulean Pharma Inc.	14,300	6
*	CASI Pharmaceuticals Inc.	5,675	6
*	OncoSec Medical Inc.	4,800	6
*	Omthera Pharmaceuticals Inc. CVR	9,400	6
*	Sorrento Therapeutics Inc.	2,500	5
*	CTI BioPharma Corp.	1,500	5
*	aTyr Pharma Inc.	1,400	5
*	Misonix Inc.	500	5
*	Seventy Seven Energy Inc Escrow Line	42,434	5
*	Aviragen Therapeutics Inc.	6,900	5
*	BrainStorm Cell Therapeutics Inc.	1,100	5
*,^	Ocera Therapeutics Inc.	3,700	4
*	Novan Inc.	1,037	4
*	Histogenics Corp.	2,300	4
*	Cytori Therapeutics Inc.	3,675	4
*	Cogentix Medical Inc.	2,300	4
*	Alphatec Holdings Inc.	1,870	4
*	Vermillion Inc.	1,607	3
*	Fibrocell Science Inc.	734	3
*	Champions Oncology Inc.	1,100	3
*	Caladrius Biosciences Inc.	600	3
*	Presbia plc	1,188	3
*,^	Ritter Pharmaceuticals Inc.	4,700	3
*	pSivida Corp.	1,400	2
*	Aileron Therapeutics Inc.	213	2
*	CareDx Inc.	2,068	2
*	Amedica Corp.	6,000	2
	Diversicare Healthcare Services Inc.	200	2
*,^	Ampio Pharmaceuticals Inc.	3,600	2
*,^	Cerecor Inc.	3,200	2
*	Joint Corp.	400	2
*	Onconova Therapeutics Inc.	700	2
*	Mirna Therapeutics Inc.	800	1

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	GTx Inc.	220	1
*,^	Argos Therapeutics Inc.	3,200	1
*,^	CEL-SCI Corp.	500	1
*,^	Xtant Medical Holdings Inc.	1,600	1
*	Capricor Therapeutics Inc.	1,200	1
*	MabVax Therapeutics Holdings Inc.	700	1
*	Aethlon Medical Inc.	400	1
*	Tracon Pharmaceuticals Inc.	300	1
*	Zosano Pharma Corp.	477	1
*	Hemispherx Biopharma Inc.	1,300	1
*	AdCare Health Systems Inc.	600	1
*,^	ImmunoCellular Therapeutics Ltd.	617	1
*	Oncobiologics Inc.	500	1
*	Alliqua BioMedical Inc.	1,300	—
*	Apricus Biosciences Inc.	411	—
*	Milestone Scientific Inc.	200	—
*	TearLab Corp. Class A	130	—
*	Fluidigm Corp.	53	—
*	Microbot Medical Inc.	91	—
*	Neothetics Inc.	200	—
*,^	Arcadia Biosciences Inc.	200	—
*	Biostage Inc.	200	—
*	Seventy Seven Energy Inc Warrants Exp. 8/1/21	2,359	—
*	Seventy Seven Energy Inc Warrants Exp. 8/1/23	2,123	—
*	Biosante Pharmaceutical Inc. CVR	14,250	—
*	NuPathe Inc. CVR	6,287	—
			2,677,233
Industrials (7.8%)
	General Electric Co.	7,145,105	192,989
	3M Co.	478,517	99,622
	Boeing Co.	471,253	93,190
	Honeywell International Inc.	612,583	81,651
	United Technologies Corp.	612,478	74,790
	Union Pacific Corp.	656,007	71,446
	Accenture plc Class A	503,577	62,282
	United Parcel Service Inc. Class B	548,270	60,633
	Lockheed Martin Corp.	197,967	54,958
	Caterpillar Inc.	473,096	50,839
*	PayPal Holdings Inc.	925,942	49,695
	Danaher Corp.	503,756	42,512
	FedEx Corp.	193,283	42,006
	CSX Corp.	745,369	40,667
	General Dynamics Corp.	204,570	40,525
	Raytheon Co.	235,354	38,005
	Northrop Grumman Corp.	140,235	36,000
	Illinois Tool Works Inc.	249,692	35,768
	Automatic Data Processing Inc.	343,818	35,228
	Johnson Controls International plc	746,480	32,367
	Deere & Co.	257,302	31,800
	Emerson Electric Co.	516,767	30,810
	Norfolk Southern Corp.	232,845	28,337
	Eaton Corp. plc	359,393	27,972
	Waste Management Inc.	350,014	25,674
	Sherwin-Williams Co.	66,155	23,218
	Fidelity National Information Services Inc.	265,388	22,664
	TE Connectivity Ltd.	284,779	22,406
	Cummins Inc.	135,608	21,998
*	Fiserv Inc.	172,988	21,163
	Ingersoll-Rand plc	206,316	18,855
	PACCAR Inc.	284,036	18,758
	Roper Technologies Inc.	79,940	18,509
	Amphenol Corp. Class A	245,725	18,139
	Parker-Hannifin Corp.	108,652	17,365
	Rockwell Automation Inc.	102,674	16,629

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Fortive Corp.	251,425	15,928
	Agilent Technologies Inc.	261,217	15,493
	Paychex Inc.	261,383	14,883
	Waste Connections Inc.	211,702	13,638
	Vulcan Materials Co.	107,376	13,602
	Rockwell Collins Inc.	129,434	13,601
*	Mettler-Toledo International Inc.	20,547	12,093
	Republic Services Inc. Class A	188,267	11,998
	Ball Corp.	279,238	11,787
	Martin Marietta Materials Inc.	51,651	11,496
	Alliance Data Systems Corp.	44,309	11,374
	AMETEK Inc.	186,989	11,326
	WestRock Co.	198,665	11,256
	Global Payments Inc.	124,168	11,215
	TransDigm Group Inc.	40,321	10,841
*	FleetCor Technologies Inc.	72,541	10,461
*	Verisk Analytics Inc. Class A	123,062	10,383
	Masco Corp.	269,246	10,288
	Fortune Brands Home & Security Inc.	157,277	10,261
	Fastenal Co.	234,686	10,216
	Dover Corp.	126,317	10,133
	L3 Technologies Inc.	57,702	9,641
	Textron Inc.	195,049	9,187
	Kansas City Southern	86,880	9,092
	Pentair plc	133,654	8,893
	Cintas Corp.	66,320	8,359
*	Vantiv Inc. Class A	131,916	8,356
	Packaging Corp. of America	74,022	8,245
	Expeditors International of Washington Inc.	143,758	8,119
	CH Robinson Worldwide Inc.	115,830	7,955
	Xylem Inc.	142,633	7,906
	Total System Services Inc.	130,875	7,623
	WW Grainger Inc.	42,162	7,612
*	United Rentals Inc.	66,829	7,532
	Acuity Brands Inc.	36,099	7,338
	Broadridge Financial Solutions Inc.	95,920	7,248
*	Trimble Inc.	201,479	7,187
*	CoStar Group Inc.	27,055	7,132
	IDEX Corp.	61,681	6,971
	Sealed Air Corp.	154,569	6,919
	AO Smith Corp.	122,286	6,888
	Huntington Ingalls Industries Inc.	36,571	6,808
	Owens Corning	100,727	6,741
	Jack Henry & Associates Inc.	63,997	6,647
*	Crown Holdings Inc.	110,835	6,612
	Lennox International Inc.	35,896	6,592
	JB Hunt Transport Services Inc.	72,055	6,584
	Wabtec Corp.	71,771	6,567
*	IPG Photonics Corp.	43,687	6,339
	Allegion plc	78,043	6,331
	ManpowerGroup Inc.	53,985	6,027
	PerkinElmer Inc.	86,338	5,883
	Spirit AeroSystems Holdings Inc. Class A	101,472	5,879
*	Berry Global Group Inc.	101,992	5,815
*	Sensata Technologies Holding NV	135,350	5,782
	Toro Co.	83,435	5,781
*	Arrow Electronics Inc.	72,713	5,702
*	XPO Logistics Inc.	87,430	5,651
*	Keysight Technologies Inc.	144,655	5,631
	Cognex Corp.	65,469	5,558
	Jacobs Engineering Group Inc.	98,806	5,374
*	Stericycle Inc.	70,028	5,345
	Xerox Corp.	181,698	5,220
	Old Dominion Freight Line Inc.	54,142	5,156

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Flowserve Corp.	109,793	5,098
	Fluor Corp.	110,851	5,075
*	First Data Corp. Class A	278,482	5,068
	Carlisle Cos. Inc.	51,981	4,959
	Donaldson Co. Inc.	107,581	4,899
	Hubbell Inc. Class B	43,119	4,880
	Graco Inc.	44,420	4,854
*	HD Supply Holdings Inc.	156,660	4,799
	Allison Transmission Holdings Inc.	127,403	4,779
	Nordson Corp.	39,189	4,754
	Robert Half International Inc.	96,459	4,623
	Orbital ATK Inc.	46,094	4,534
	Macquarie Infrastructure Corp.	57,464	4,505
	HEICO Corp. Class A	71,134	4,414
*	TransUnion	101,332	4,389
	Lincoln Electric Holdings Inc.	47,324	4,358
	AptarGroup Inc.	49,894	4,334
*	Coherent Inc.	19,030	4,282
	Oshkosh Corp.	59,950	4,129
	Avnet Inc.	104,897	4,078
	MDU Resources Group Inc.	154,419	4,046
	Sonoco Products Co.	77,769	3,999
*	AECOM	122,235	3,952
	Hexcel Corp.	74,500	3,933
	Watsco Inc.	25,223	3,889
*	Zebra Technologies Corp.	38,589	3,879
*	Quanta Services Inc.	116,795	3,845
	FLIR Systems Inc.	110,216	3,820
	National Instruments Corp.	94,275	3,792
	Jabil Inc.	128,529	3,752
	AGCO Corp.	54,992	3,706
	Universal Display Corp.	33,551	3,665
	Graphic Packaging Holding Co.	259,924	3,582
	Booz Allen Hamilton Holding Corp. Class A	109,989	3,579
	BWX Technologies Inc.	71,423	3,482
	Bemis Co. Inc.	74,746	3,457
	Trinity Industries Inc.	121,082	3,394
*	Euronet Worldwide Inc.	38,400	3,355
	Eagle Materials Inc.	36,090	3,335
*	Genesee & Wyoming Inc. Class A	47,920	3,277
	MAXIMUS Inc.	51,645	3,235
*	Owens-Illinois Inc.	132,905	3,179
	EMCOR Group Inc.	48,520	3,172
	Genpact Ltd.	113,803	3,167
*	WEX Inc.	30,341	3,164
	Regal Beloit Corp.	37,619	3,068
*	CoreLogic Inc.	70,636	3,064
	MSC Industrial Direct Co. Inc. Class A	35,508	3,052
	Ryder System Inc.	42,402	3,052
	Terex Corp.	80,914	3,034
*	Teledyne Technologies Inc.	23,669	3,021
	Air Lease Corp. Class A	80,741	3,016
	Crane Co.	37,613	2,986
	Littelfuse Inc.	17,510	2,889
	Curtiss-Wright Corp.	31,373	2,879
	Landstar System Inc.	33,533	2,870
	Woodward Inc.	42,338	2,861
	ITT Inc.	71,133	2,858
*	Kirby Corp.	40,077	2,679
*	Colfax Corp.	67,697	2,665
	Valmont Industries Inc.	17,663	2,642
*	Louisiana-Pacific Corp.	108,860	2,625
*	USG Corp.	89,758	2,605
	Deluxe Corp.	36,854	2,551

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Timken Co.	54,974	2,543
	Belden Inc.	33,553	2,531
*	Conduent Inc.	152,487	2,431
	John Bean Technologies Corp.	24,729	2,423
	Barnes Group Inc.	41,035	2,402
*	Summit Materials Inc. Class A	82,687	2,387
	Kennametal Inc.	63,245	2,367
	Brink's Co.	34,982	2,344
*	MasTec Inc.	51,483	2,324
*	Clean Harbors Inc.	41,584	2,322
	EnerSys	31,852	2,308
	Silgan Holdings Inc.	72,204	2,295
*	WESCO International Inc.	39,084	2,240
*	Itron Inc.	32,679	2,214
	World Fuel Services Corp.	57,392	2,207
*	KLX Inc.	43,880	2,194
*	Sanmina Corp.	56,876	2,167
*	WageWorks Inc.	32,000	2,150
*	Esterline Technologies Corp.	22,577	2,140
	GATX Corp.	32,895	2,114
	MSA Safety Inc.	25,418	2,063
*	On Assignment Inc.	38,016	2,059
*	Moog Inc. Class A	28,553	2,048
*	Masonite International Corp.	26,692	2,015
	UniFirst Corp.	14,094	1,983
	Tetra Tech Inc.	43,178	1,975
*	Generac Holdings Inc.	53,579	1,936
	Knight Transportation Inc.	51,766	1,918
*,^	Cimpress NV	19,935	1,884
*	MACOM Technology Solutions Holdings Inc.	33,592	1,873
*	RBC Bearings Inc.	18,295	1,862
*	Rexnord Corp.	78,990	1,837
*	Anixter International Inc.	22,898	1,791
	KBR Inc.	117,265	1,785
	ABM Industries Inc.	42,557	1,767
*	Armstrong World Industries Inc.	37,793	1,738
	Vishay Intertechnology Inc.	103,238	1,714
	Albany International Corp.	32,029	1,710
*	DigitalGlobe Inc.	50,357	1,677
*	ExlService Holdings Inc.	30,161	1,676
*	Swift Transportation Co.	62,238	1,649
	Convergys Corp.	69,336	1,649
	Applied Industrial Technologies Inc.	27,478	1,623
	Mueller Industries Inc.	52,901	1,611
	Simpson Manufacturing Co. Inc.	36,578	1,599
*	Advisory Board Co.	30,878	1,590
*	TopBuild Corp.	29,919	1,588
	Granite Construction Inc.	32,888	1,587
*	Trex Co. Inc.	23,368	1,581
	Watts Water Technologies Inc. Class A	24,484	1,547
*	II-VI Inc.	44,807	1,537
*	Rogers Corp.	14,040	1,525
	Universal Forest Products Inc.	17,447	1,523
*	AMN Healthcare Services Inc.	38,506	1,504
*	Plexus Corp.	28,425	1,494
	Apogee Enterprises Inc.	26,076	1,482
*	NeuStar Inc. Class A	43,959	1,466
*	Cardtronics plc Class A	44,590	1,465
	Mueller Water Products Inc. Class A	123,916	1,447
	Korn/Ferry International	41,192	1,422
	Otter Tail Corp.	34,827	1,379
	ESCO Technologies Inc.	22,848	1,363
	Franklin Electric Co. Inc.	31,617	1,309
	Covanta Holding Corp.	99,004	1,307

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Triumph Group Inc.	41,233	1,303
	Forward Air Corp.	24,340	1,297
*	Sykes Enterprises Inc.	38,554	1,293
	AAON Inc.	34,521	1,272
*	Knowles Corp.	74,961	1,268
	Triton International Ltd.	37,587	1,257
*	TriNet Group Inc.	38,299	1,254
*	Proto Labs Inc.	18,600	1,251
*	Integer Holdings Corp.	28,423	1,229
*	FTI Consulting Inc.	34,783	1,216
*	Builders FirstSource Inc.	79,357	1,216
	Brady Corp. Class A	35,669	1,209
	RR Donnelley & Sons Co.	95,956	1,203
*	Ambarella Inc.	24,765	1,202
*	TTM Technologies Inc.	68,452	1,188
	Greif Inc. Class A	21,128	1,179
*	SPX FLOW Inc.	31,838	1,174
	Methode Electronics Inc.	28,436	1,172
*	Meritor Inc.	70,387	1,169
*	American Woodmark Corp.	12,224	1,168
*	Atlas Air Worldwide Holdings Inc.	22,062	1,151
	AZZ Inc.	20,592	1,149
*	Benchmark Electronics Inc.	35,435	1,145
*	Imperva Inc.	23,900	1,144
	Comfort Systems USA Inc.	30,768	1,141
*	Fabrinet	26,535	1,132
	Aircastle Ltd.	51,876	1,128
	Badger Meter Inc.	28,244	1,126
*	Aerojet Rocketdyne Holdings Inc.	53,723	1,117
*	OSI Systems Inc.	14,859	1,117
	Tennant Co.	15,110	1,115
	Actuant Corp. Class A	45,167	1,111
*	Veeco Instruments Inc.	39,274	1,094
	EnPro Industries Inc.	15,322	1,094
	Exponent Inc.	18,665	1,088
	Wabash National Corp.	48,874	1,074
	Viad Corp.	22,356	1,056
*	American Outdoor Brands Corp.	46,822	1,038
	Kaman Corp.	20,774	1,036
	Greenbrier Cos. Inc.	22,181	1,026
*	Navistar International Corp.	38,700	1,015
*	Harsco Corp.	62,616	1,008
	Werner Enterprises Inc.	34,243	1,005
*	Tutor Perini Corp.	34,811	1,001
*,^	Axon Enterprise Inc.	39,465	992
*	Gibraltar Industries Inc.	27,543	982
	Cubic Corp.	21,102	977
	Insperity Inc.	13,680	971
*	Paylocity Holding Corp.	21,468	970
^	Sturm Ruger & Co. Inc.	15,487	963
	Raven Industries Inc.	28,402	946
*	Boise Cascade Co.	31,098	945
	AAR Corp.	27,194	945
*	BMC Stock Holdings Inc.	42,990	939
	Altra Industrial Motion Corp.	23,394	931
*	TrueBlue Inc.	35,029	928
	Standex International Corp.	10,093	915
	Primoris Services Corp.	36,655	914
*	Hub Group Inc. Class A	23,773	912
	US Ecology Inc.	18,045	911
*	Saia Inc.	17,607	903
*	Continental Building Products Inc.	38,744	903
*	US Concrete Inc.	11,344	891
*	JELD-WEN Holding Inc.	27,441	891

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Sun Hydraulics Corp.	20,794	887
	Multi-Color Corp.	10,675	871
*	Air Transport Services Group Inc.	39,988	871
*	Evolent Health Inc. Class A	34,039	863
	Mobile Mini Inc.	28,840	861
*	Novanta Inc.	23,624	850
*	Patrick Industries Inc.	11,627	847
	Matson Inc.	28,040	842
	Federal Signal Corp.	48,147	836
*	TriMas Corp.	39,802	830
	EVERTEC Inc.	47,131	815
	Astec Industries Inc.	14,671	814
*	SPX Corp.	31,807	800
	ManTech International Corp. Class A	19,300	799
*	Cotiviti Holdings Inc.	21,451	797
	Heartland Express Inc.	38,173	795
	Griffon Corp.	34,954	767
	Encore Wire Corp.	17,850	762
*	Milacron Holdings Corp.	43,197	760
	CIRCOR International Inc.	12,589	748
	Quanex Building Products Corp.	34,633	732
*	Aerovironment Inc.	18,888	722
*	Navigant Consulting Inc.	36,077	713
	Alamo Group Inc.	7,835	712
	Kadant Inc.	9,456	711
*,^	Inovalon Holdings Inc. Class A	53,868	708
*	Installed Building Products Inc.	13,159	697
*	PHH Corp.	49,470	681
*	MINDBODY Inc. Class A	24,893	677
	Lindsay Corp.	7,447	665
	MTS Systems Corp.	12,508	648
*	ICF International Inc.	13,685	645
	General Cable Corp.	39,375	644
*	Advanced Disposal Services Inc.	28,286	643
*	PGT Innovations Inc.	48,104	616
*	NCI Building Systems Inc.	36,828	615
	Materion Corp.	16,337	611
*	Lydall Inc.	11,506	595
	CTS Corp.	27,399	592
*	CBIZ Inc.	39,419	591
*	Aegion Corp. Class A	26,897	589
	NN Inc.	21,032	577
*	Kratos Defense & Security Solutions Inc.	48,634	577
	Argan Inc.	9,579	575
*	GMS Inc.	20,292	570
	McGrath RentCorp	16,187	561
*	Manitowoc Co. Inc.	92,952	559
	Kelly Services Inc. Class A	24,851	558
	Schnitzer Steel Industries Inc.	22,117	557
	H&E Equipment Services Inc.	27,304	557
*	Atkore International Group Inc.	24,701	557
	Douglas Dynamics Inc.	16,304	536
	AVX Corp.	32,722	535
*	Thermon Group Holdings Inc.	27,820	533
*	RPX Corp.	37,900	529
*	Babcock & Wilcox Enterprises Inc.	44,031	518
*	Donnelley Financial Solutions Inc.	22,519	517
*	FARO Technologies Inc.	13,577	513
	Quad/Graphics Inc.	22,233	510
	Insteel Industries Inc.	15,434	509
*	International Seaways Inc.	22,933	497
	Marten Transport Ltd.	18,023	494
	TeleTech Holdings Inc.	11,973	489
*	Ply Gem Holdings Inc.	27,164	488

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Gardner Denver Holdings Inc.	21,916	474
	LSC Communications Inc.	21,844	467
*	Armstrong Flooring Inc.	25,296	455
*	Everi Holdings Inc.	61,700	449
	Hyster-Yale Materials Handling Inc.	6,368	447
	Textainer Group Holdings Ltd.	30,786	446
	Cass Information Systems Inc.	6,796	446
*	Casella Waste Systems Inc. Class A	26,416	433
	Global Brass & Copper Holdings Inc.	14,054	429
	NVE Corp.	5,527	426
*	InnerWorkings Inc.	36,647	425
*	Huron Consulting Group Inc.	9,752	421
*	DXP Enterprises Inc.	12,121	418
	Chicago Bridge & Iron Co. NV	21,101	416
	ArcBest Corp.	20,105	414
	Ennis Inc.	21,318	407
*	Astronics Corp.	13,286	405
*	Engility Holdings Inc.	14,120	401
	Barrett Business Services Inc.	6,763	387
	Myers Industries Inc.	21,277	382
	Kforce Inc.	19,045	373
*	TimkenSteel Corp.	23,836	366
*	MYR Group Inc.	11,666	362
	Essendant Inc.	24,327	361
*	CAI International Inc.	15,238	360
	Columbus McKinnon Corp.	14,143	360
*	Sterling Construction Co. Inc.	26,800	350
	Gorman-Rupp Co.	13,737	350
	Heidrick & Struggles International Inc.	16,050	349
	Resources Connection Inc.	25,033	343
*	KEMET Corp.	26,148	335
*	Team Inc.	14,085	330
	Mesa Laboratories Inc.	2,276	326
*	Bazaarvoice Inc.	65,552	324
*	Cross Country Healthcare Inc.	23,347	301
*	GP Strategies Corp.	11,233	297
*	Great Lakes Dredge & Dock Corp.	68,477	294
	Spartan Motors Inc.	33,165	294
*	Landec Corp.	19,722	293
*	Vicor Corp.	16,344	293
*	YRC Worldwide Inc.	26,166	291
	Park Electrochemical Corp.	15,647	288
*	Control4 Corp.	14,232	279
	VSE Corp.	6,092	274
*	NV5 Global Inc.	6,400	272
	Park-Ohio Holdings Corp.	7,129	272
*	Mistras Group Inc.	12,356	271
	REV Group Inc.	9,649	267
*	Hudson Technologies Inc.	31,470	266
	Omega Flex Inc.	4,103	264
	Daktronics Inc.	27,400	264
*	Ducommun Inc.	8,059	255
	Schneider National Inc. Class B	11,267	252
*,^	Energous Corp.	15,100	246
	Eastern Co.	8,056	242
*	Energy Recovery Inc.	28,699	238
	FreightCar America Inc.	13,596	236
	Landauer Inc.	4,500	235
*	Kimball Electronics Inc.	12,970	234
	Allied Motion Technologies Inc.	8,545	233
	B. Riley Financial Inc.	12,405	230
*	Willdan Group Inc.	7,300	223
	CRA International Inc.	6,014	218
	Advanced Drainage Systems Inc.	10,168	204

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	CECO Environmental Corp.	22,044	202
*	Intevac Inc.	17,654	196
	Powell Industries Inc.	6,054	194
*	ServiceSource International Inc.	48,600	189
	LSI Industries Inc.	20,279	184
*	Commercial Vehicle Group Inc.	21,300	180
^	Eagle Bulk Shipping Inc.	37,621	178
*	Radiant Logistics Inc.	32,300	174
*	Heritage-Crystal Clean Inc.	10,812	172
*,^	MicroVision Inc.	80,185	170
*	Electro Scientific Industries Inc.	20,434	168
*	Roadrunner Transportation Systems Inc.	23,000	167
*	Franklin Covey Co.	8,466	163
^	Advanced Emissions Solutions Inc.	17,790	163
*	Wesco Aircraft Holdings Inc.	14,905	162
*	Covenant Transportation Group Inc. Class A	8,813	154
*	ARC Document Solutions Inc.	35,257	147
*	Maxwell Technologies Inc.	24,300	146
*	Hill International Inc.	27,630	144
	American Railcar Industries Inc.	3,686	141
	Greif Inc. Class B	2,303	139
*	Huttig Building Products Inc.	19,600	137
*	Neff Corp. Class A	7,088	135
*	Asure Software Inc.	8,911	130
*	Sparton Corp.	5,792	127
*	Vishay Precision Group Inc.	7,362	127
*	Orion Group Holdings Inc.	16,911	126
*	CyberOptics Corp.	6,073	125
*	Era Group Inc.	13,176	125
	DMC Global Inc.	9,400	123
	NACCO Industries Inc. Class A	1,723	122
	Supreme Industries Inc. Class A	7,400	122
*	Daseke Inc.	10,888	121
*	Astronics Corp. Class B	3,886	119
*	Lincoln Educational Services Corp.	38,180	118
*	Planet Payment Inc.	35,142	116
*	Perma-Fix Environmental Services	31,060	115
	Bel Fuse Inc. Class B	4,639	115
*	Horizon Global Corp.	7,745	111
*	IES Holdings Inc.	6,083	110
	BG Staffing Inc.	6,200	108
*	CDI Corp.	17,700	104
*	Overseas Shipholding Group Inc. Class A	38,796	103
*	Manitex International Inc.	14,720	103
	Graham Corp.	5,223	103
	United States Lime & Minerals Inc.	1,299	102
	Miller Industries Inc.	3,995	99
	National Research Corp. Class A	3,665	99
*	Iteris Inc.	15,525	97
*	Forterra Inc.	11,707	96
*	Layne Christensen Co.	10,908	96
*	Northwest Pipe Co.	5,697	93
*	Nuvectra Corp.	6,952	92
	Hurco Cos. Inc.	2,522	88
	Ecology and Environment Inc.	6,894	87
	LB Foster Co. Class A	4,000	86
*	PAM Transportation Services Inc.	4,524	86
*	UFP Technologies Inc.	3,007	85
*	Echo Global Logistics Inc.	4,255	85
*,^	Aqua Metals Inc.	6,700	84
*	LightPath Technologies Inc. Class A	30,559	83
	Issuer Direct Corp.	6,000	78
^	Celadon Group Inc.	23,724	75
*,^	ExOne Co.	6,486	74

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Crawford & Co. Class B	7,923	74
*	USA Truck Inc.	8,261	72
*	Key Technology Inc.	5,155	71
*	Goldfield Corp.	12,579	69
	Black Box Corp.	8,000	68
*,^	Workhorse Group Inc.	17,800	66
*	EnerNOC Inc.	8,362	65
	Hardinge Inc.	5,155	64
*	Ameresco Inc. Class A	8,078	62
*	Mattersight Corp.	24,291	62
*	Arotech Corp.	16,200	58
*	PRGX Global Inc.	8,704	57
*	ALJ Regional Holdings Inc.	16,841	54
*	Willis Lease Finance Corp.	1,997	53
*	Floor & Decor Holdings Inc. Class A	1,308	51
*	Lawson Products Inc.	2,290	51
*	Air T Inc.	2,182	46
*	Blue Bird Corp.	2,640	45
*	General Finance Corp.	8,663	45
*	CryoPort Inc.	9,000	44
*	Information Services Group Inc.	10,116	42
*	Ultralife Corp.	5,625	41
*	Gencor Industries Inc.	2,445	40
*	PFSweb Inc.	4,540	38
*	Twin Disc Inc.	2,274	37
*	Vertex Energy Inc.	32,782	35
*	Image Sensing Systems Inc.	9,563	35
*	CUI Global Inc.	8,956	34
*	Aspen Aerogels Inc.	7,200	32
	Global Water Resources Inc.	3,200	32
*	Limbach Holdings Inc.	2,500	30
	Universal Logistics Holdings Inc.	1,952	29
	Chicago Rivet & Machine Co.	720	26
*,^	Revolution Lighting Technologies Inc.	3,914	26
*	eMagin Corp.	10,132	25
*	Cenveo Inc.	4,000	24
*	AMREP Corp.	3,574	24
*	StarTek Inc.	1,800	22
*	Frequency Electronics Inc.	2,277	22
	National Research Corp. Class B	443	21
*	Broadwind Energy Inc.	3,900	20
*	Napco Security Technologies Inc.	2,048	19
*	Synthesis Energy Systems Inc.	28,009	19
*	Ballantyne Strong Inc.	2,500	17
	EnviroStar Inc.	600	16
*,^	Patriot National Inc.	7,513	16
*	CPI Aerostructures Inc.	1,572	15
*	Research Frontiers Inc.	10,444	13
*	Fuel Tech Inc.	15,677	13
*	Hudson Global Inc.	9,231	12
*	ClearSign Combustion Corp.	3,200	12
*	Continental Materials Corp.	632	12
*	Rand Logistics Inc.	30,512	12
*	Patriot Transportation Holding Inc.	608	11
*	Sharps Compliance Corp.	2,564	11
*	IEC Electronics Corp.	2,900	10
*	Perceptron Inc.	1,426	10
*	Wireless Telecom Group Inc.	5,630	9
*	ModusLink Global Solutions Inc.	5,216	9
	Cemtrex Inc.	2,300	8
*,^	EnSync Inc.	21,779	8
*,^	Capstone Turbine Corp.	11,601	8
*	Applied DNA Sciences Inc.	4,328	8
*	Volt Information Sciences Inc.	1,900	8

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	BlueLinx Holdings Inc.	630	7
*	Orion Energy Systems Inc.	4,989	6
*	Universal Technical Institute Inc.	1,600	6
*	Energy Focus Inc.	1,880	5
*	Odyssey Marine Exploration Inc.	1,300	5
*,^	Digital Ally Inc.	1,400	4
*	Turtle Beach Corp.	3,800	3
	Houston Wire & Cable Co.	469	2
*	IntriCon Corp.	300	2
*	Taylor Devices Inc.	138	2
*,^	Payment Data Systems Inc.	1,400	2
*	Luna Innovations Inc.	1,000	2
*	GEE Group Inc.	200	1
*	SIFCO Industries Inc.	100	1
*	ENGlobal Corp.	300	—
*	Astrotech Corp.	400	—
*	Meridian Waste Solutions Inc.	19	—
			2,647,876
Information Technology (0.0%)
	Tintri Inc.	3,000	23

Oil & Gas (3.3%)
	Exxon Mobil Corp.	3,434,455	277,264
	Chevron Corp.	1,533,417	159,981
	Schlumberger Ltd.	1,129,025	74,335
	ConocoPhillips	1,000,534	43,983
	EOG Resources Inc.	468,507	42,409
	Occidental Petroleum Corp.	619,337	37,080
	Phillips 66	354,779	29,337
	Kinder Morgan Inc.	1,529,534	29,306
	Halliburton Co.	680,256	29,054
	Valero Energy Corp.	364,315	24,577
	Marathon Petroleum Corp.	425,975	22,291
	Pioneer Natural Resources Co.	138,838	22,156
	Anadarko Petroleum Corp.	455,547	20,655
	Williams Cos. Inc.	669,561	20,274
	Baker Hughes Inc.	346,976	18,914
	Apache Corp.	312,208	14,964
*	Concho Resources Inc.	121,458	14,761
	Devon Energy Corp.	411,190	13,146
	Tesoro Corp.	128,195	11,999
	Hess Corp.	246,888	10,831
	National Oilwell Varco Inc.	313,790	10,336
	Noble Energy Inc.	358,418	10,143
	Cabot Oil & Gas Corp.	382,289	9,588
	EQT Corp.	141,975	8,318
	Marathon Oil Corp.	694,566	8,231
*	Cheniere Energy Inc.	164,613	8,018
	Targa Resources Corp.	173,120	7,825
	Cimarex Energy Co.	79,026	7,429
*	Diamondback Energy Inc.	79,878	7,094
	OGE Energy Corp.	153,664	5,346
*	Parsley Energy Inc. Class A	192,165	5,333
*	Newfield Exploration Co.	162,005	4,611
^	Helmerich & Payne Inc.	84,226	4,577
*	Antero Resources Corp.	189,812	4,102
*	Energen Corp.	80,081	3,954
	HollyFrontier Corp.	140,446	3,858
*,^	Chesapeake Energy Corp.	757,941	3,767
^	Core Laboratories NV	36,781	3,725
	Patterson-UTI Energy Inc.	175,413	3,542
*	Rice Energy Inc.	132,500	3,528
*	RSP Permian Inc.	108,519	3,502
	Murphy Oil Corp.	133,369	3,418

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Weatherford International plc	826,600	3,199
*	WPX Energy Inc.	320,333	3,094
*	First Solar Inc.	67,020	2,673
*	QEP Resources Inc.	251,405	2,539
*	Gulfport Energy Corp.	168,805	2,490
*	Continental Resources Inc.	72,469	2,343
	Range Resources Corp.	100,260	2,323
*	PDC Energy Inc.	53,641	2,312
*	C&J Energy Services Inc.	57,261	1,962
	Oceaneering International Inc.	84,281	1,925
	PBF Energy Inc. Class A	84,495	1,881
*	Ultra Petroleum Corp.	157,514	1,709
*	Oasis Petroleum Inc.	206,686	1,664
*	Callon Petroleum Co.	156,012	1,655
*	McDermott International Inc.	229,022	1,642
*	Matador Resources Co.	75,124	1,605
*	NOW Inc.	96,920	1,558
*	Centennial Resource Development Inc. Class A	96,913	1,533
*	Dril-Quip Inc.	31,090	1,517
	SM Energy Co.	89,200	1,474
	SemGroup Corp. Class A	51,781	1,398
*	Laredo Petroleum Inc.	127,115	1,337
*	Superior Energy Services Inc.	127,273	1,327
*	Extraction Oil & Gas Inc.	90,997	1,224
*	MRC Global Inc.	71,617	1,183
*	Oil States International Inc.	41,756	1,134
	Delek US Energy Inc.	42,540	1,125
^	RPC Inc.	54,297	1,097
*	SRC Energy Inc.	156,595	1,054
	Pattern Energy Group Inc. Class A	42,532	1,014
*	SEACOR Holdings Inc.	28,394	974
	Nabors Industries Ltd.	116,300	947
*	Southwestern Energy Co.	155,173	943
*	Rowan Cos. plc Class A	91,926	941
*	Carrizo Oil & Gas Inc.	51,083	890
*	Unit Corp.	43,329	812
	Noble Corp. plc	215,694	781
*	Forum Energy Technologies Inc.	50,000	780
*	Chart Industries Inc.	21,832	758
*	Exterran Corp.	27,246	727
*	Transocean Ltd.	85,700	705
	Green Plains Inc.	32,876	676
*	Par Pacific Holdings Inc.	37,152	670
*,^	Diamond Offshore Drilling Inc.	59,312	642
*	Helix Energy Solutions Group Inc.	113,855	642
	Archrock Inc.	52,611	600
*	SEACOR Marine Holdings Inc.	28,547	581
*	REX American Resources Corp.	5,680	548
*	Renewable Energy Group Inc.	41,500	537
*	Basic Energy Services Inc.	21,000	523
*	SandRidge Energy Inc.	28,775	495
*,^	Keane Group Inc.	30,934	495
*	Bonanza Creek Energy Inc.	15,606	495
*	Resolute Energy Corp.	16,467	490
*	Newpark Resources Inc.	65,300	480
*	WildHorse Resource Development Corp.	36,300	449
*,^	SunPower Corp. Class A	47,235	441
	Alon USA Energy Inc.	32,440	432
*	Denbury Resources Inc.	282,326	432
*	Atwood Oceanics Inc.	52,627	429
*	Ring Energy Inc.	32,902	428
*,^	Sanchez Energy Corp.	58,956	423
*	Natural Gas Services Group Inc.	16,132	401
*	ProPetro Holding Corp.	28,461	397

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Jagged Peak Energy Inc.	28,367	379
*	Whiting Petroleum Corp.	67,900	374
*	Energy XXI Gulf Coast Inc.	19,400	360
^	CVR Energy Inc.	16,521	360
*	Penn Virginia Corp.	8,831	325
*,^	Plug Power Inc.	156,250	319
	Panhandle Oil and Gas Inc. Class A	13,586	314
*,^	Tellurian Inc.	30,570	307
*	TETRA Technologies Inc.	108,750	303
*	Stone Energy Corp.	15,755	290
*	Midstates Petroleum Co. Inc.	20,300	257
*	Eclipse Resources Corp.	86,809	248
	Ensco plc Class A	47,400	245
*,^	California Resources Corp.	27,528	235
*	Abraxas Petroleum Corp.	134,400	218
*	Trecora Resources	18,615	209
*	Geospace Technologies Corp.	14,900	206
	Evolution Petroleum Corp.	25,428	206
	Bristow Group Inc.	26,255	201
*	Select Energy Services Inc. Class A	13,200	160
*	Pacific Ethanol Inc.	25,200	158
*	Mammoth Energy Services Inc.	8,427	157
*	Contango Oil & Gas Co.	22,400	149
*	Green Brick Partners Inc.	12,800	147
*,^	Zion Oil & Gas Inc.	41,830	144
*	Gastar Exploration Inc.	147,135	136
*,^	EP Energy Corp. Class A	36,211	133
*	Tesco Corp.	27,578	123
*,^	CARBO Ceramics Inc.	17,915	123
*	Bill Barrett Corp.	39,700	122
*,^	Approach Resources Inc.	33,400	113
*	Independence Contract Drilling Inc.	28,650	111
*	W&T Offshore Inc.	55,700	109
*	Matrix Service Co.	11,560	108
*	Lilis Energy Inc.	21,500	105
*	TPI Composites Inc.	5,300	98
^	Comstock Resources Inc.	13,381	95
*	Smart Sand Inc.	10,600	94
*	Flotek Industries Inc.	10,366	93
	Gulf Island Fabrication Inc.	7,619	88
*	Earthstone Energy Inc. Class A	8,680	87
*,^	Northern Oil and Gas Inc.	58,526	82
*	Willbros Group Inc.	31,800	79
*	SilverBow Resources Inc.	3,000	79
*	Cobalt International Energy Inc.	30,325	75
*	PetroQuest Energy Inc.	33,664	67
	Adams Resources & Energy Inc.	1,582	65
*	Mitcham Industries Inc.	15,766	63
*	Dawson Geophysical Co.	13,044	51
*	Eco-Stim Energy Solutions Inc.	40,200	50
	EXCO Resources Inc.	15,248	40
*	Jones Energy Inc. Class A	22,153	35
*	Enphase Energy Inc.	40,786	35
*,^	FuelCell Energy Inc.	26,140	32
*,^	Amyris Inc.	8,600	27
*	VAALCO Energy Inc.	19,301	18
*,^	Rex Energy Corp.	5,620	16
*	ION Geophysical Corp.	3,500	15
*,^	TerraVia Holdings Inc.	55,501	13
*	Pioneer Energy Services Corp.	6,100	13
*	Isramco Inc.	100	11
*	Rosehill Resources Inc.	1,200	10
*	Gevo Inc.	11,300	8
*,^	Torchlight Energy Resources Inc.	4,600	8

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Tidewater Inc.	10,400	8
*	PrimeEnergy Corp.	141	7
*,^	Basic Energy Services Inc. Warrants Exp. 12/23/23	2,067	6
*	PHI Inc.	500	5
*,^	Bonanza Creek Energy Inc. Warrants Exp. 04/28/20	2,104	3
*,^	MagneGas Corp.	1,570	2
*	Superior Drilling Products Inc.	3,000	2
*	Lonestar Resources US Inc. Class A	407	2
*	Aemetis Inc.	1,100	1
*	Ideal Power Inc.	600	1
*	Gerber Scientific Inc. CVR	16,800	—
	Harvest Natural Resources Inc.	20,906	—
			1,130,455
Other (0.0%)
*	NCS Multistage Holdings Inc.	5,060	127

Technology (10.4%)
	Apple Inc.	3,809,656	548,667
	Microsoft Corp.	6,216,720	428,519
*	Facebook Inc. Class A	1,913,205	288,856
*	Alphabet Inc. Class A	237,389	220,696
*	Alphabet Inc. Class C	242,434	220,307
	Intel Corp.	3,824,672	129,044
	Cisco Systems Inc.	4,058,016	127,016
	Oracle Corp.	2,486,288	124,662
	International Business Machines Corp.	713,225	109,715
	Broadcom Ltd.	324,989	75,739
	NVIDIA Corp.	458,340	66,258
	QUALCOMM Inc.	1,197,389	66,120
	Texas Instruments Inc.	805,486	61,966
*	Adobe Systems Inc.	398,163	56,316
*	salesforce.com Inc.	545,216	47,216
	Applied Materials Inc.	869,172	35,905
	Cognizant Technology Solutions Corp. Class A	489,483	32,502
	Intuit Inc.	195,663	25,986
*	Micron Technology Inc.	846,800	25,285
	Corning Inc.	796,744	23,942
	HP Inc.	1,369,226	23,934
	Analog Devices Inc.	295,189	22,966
	Hewlett Packard Enterprise Co.	1,344,920	22,312
	Western Digital Corp.	232,215	20,574
	Lam Research Corp.	130,690	18,483
	DXC Technology Co.	228,354	17,519
*	Autodesk Inc.	169,899	17,129
*	Cerner Corp.	245,052	16,289
*	ServiceNow Inc.	135,963	14,412
	Skyworks Solutions Inc.	149,913	14,384
	Symantec Corp.	499,122	14,100
*	Red Hat Inc.	143,240	13,715
	Microchip Technology Inc.	177,211	13,677
	Xilinx Inc.	203,246	13,073
	Motorola Solutions Inc.	135,669	11,768
	KLA-Tencor Corp.	125,631	11,496
	Harris Corp.	103,054	11,241
*	Dell Technologies Inc. Class V	180,193	11,012
	Maxim Integrated Products Inc.	235,270	10,564
*	Workday Inc. Class A	104,447	10,131
*	Citrix Systems Inc.	118,940	9,465
*	Palo Alto Networks Inc.	69,069	9,242
	Seagate Technology plc	238,166	9,229
	CA Inc.	256,829	8,853
*	Synopsys Inc.	121,142	8,835
	NetApp Inc.	219,443	8,789
*,^	Advanced Micro Devices Inc.	691,581	8,631

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Gartner Inc.	68,616	8,475
*	ANSYS Inc.	69,545	8,462
*	Twitter Inc.	472,244	8,439
	Juniper Networks Inc.	294,176	8,202
	CDW Corp.	129,010	8,067
*	Cadence Design Systems Inc.	226,748	7,594
	CDK Global Inc.	117,221	7,275
*,^	VeriSign Inc.	76,507	7,112
*	F5 Networks Inc.	54,018	6,864
*	Akamai Technologies Inc.	136,361	6,792
*	Qorvo Inc.	102,263	6,475
*	IAC/InterActiveCorp	60,908	6,288
	Leidos Holdings Inc.	120,402	6,224
*	Splunk Inc.	109,203	6,213
*	CommScope Holding Co. Inc.	160,740	6,113
*	Arista Networks Inc.	37,261	5,581
*,^	VMware Inc. Class A	61,115	5,343
	Marvell Technology Group Ltd.	318,104	5,255
*	PTC Inc.	95,093	5,242
	SS&C Technologies Holdings Inc.	136,256	5,234
*	Tyler Technologies Inc.	27,820	4,887
	Teradyne Inc.	162,439	4,878
*	Ultimate Software Group Inc.	23,128	4,858
*	Veeva Systems Inc. Class A	77,964	4,780
*	ON Semiconductor Corp.	332,111	4,663
	LogMeIn Inc.	44,295	4,629
*	Fortinet Inc.	117,367	4,394
	Brocade Communications Systems Inc.	348,278	4,392
*	Microsemi Corp.	92,678	4,337
*	Guidewire Software Inc.	62,196	4,273
*	athenahealth Inc.	30,268	4,254
*	ARRIS International plc	151,073	4,233
*	Nuance Communications Inc.	242,902	4,229
	CSRA Inc.	131,059	4,161
^	Garmin Ltd.	80,866	4,127
*	Square Inc.	172,604	4,049
*	NCR Corp.	97,567	3,985
	Fair Isaac Corp.	27,656	3,856
*	Aspen Technology Inc.	62,159	3,435
*,^	Snap Inc.	191,171	3,397
	Cypress Semiconductor Corp.	246,878	3,370
*	Medidata Solutions Inc.	42,922	3,356
*	EPAM Systems Inc.	39,740	3,342
*	Cavium Inc.	53,756	3,340
*	Cirrus Logic Inc.	51,960	3,259
	Blackbaud Inc.	37,630	3,227
*	ViaSat Inc.	47,380	3,137
	j2 Global Inc.	36,769	3,129
*	Proofpoint Inc.	35,791	3,108
	DST Systems Inc.	49,984	3,084
*	Teradata Corp.	103,648	3,057
	SYNNEX Corp.	24,128	2,894
*	GoDaddy Inc. Class A	68,160	2,891
*	Ellie Mae Inc.	26,256	2,886
	Monolithic Power Systems Inc.	29,653	2,859
	MKS Instruments Inc.	41,842	2,816
*	Tech Data Corp.	27,422	2,770
*	Tableau Software Inc. Class A	45,200	2,769
*	Manhattan Associates Inc.	57,374	2,757
*	Ciena Corp.	109,354	2,736
*	Integrated Device Technology Inc.	102,656	2,647
*	Lumentum Holdings Inc.	46,236	2,638
*	Allscripts Healthcare Solutions Inc.	203,661	2,599
*	NetScout Systems Inc.	71,424	2,457

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Paycom Software Inc.	35,756	2,446
*	Entegris Inc.	110,458	2,425
*	CACI International Inc. Class A	19,256	2,408
*	Cree Inc.	94,145	2,321
	Pitney Bowes Inc.	149,656	2,260
*	Finisar Corp.	86,879	2,257
*	ACI Worldwide Inc.	99,637	2,229
	InterDigital Inc.	28,326	2,190
*	Dycom Industries Inc.	24,080	2,156
*	Advanced Energy Industries Inc.	32,847	2,125
*	Silicon Laboratories Inc.	30,884	2,111
*	CommVault Systems Inc.	36,456	2,058
*	Zendesk Inc.	72,539	2,015
	Science Applications International Corp.	28,943	2,009
*	Verint Systems Inc.	49,123	1,999
*	Viavi Solutions Inc.	185,174	1,950
*	FireEye Inc.	127,027	1,932
*	Semtech Corp.	52,654	1,882
*	Electronics For Imaging Inc.	38,617	1,830
*	RealPage Inc.	50,527	1,816
*	MicroStrategy Inc. Class A	9,441	1,810
	Power Integrations Inc.	24,425	1,781
*	EchoStar Corp. Class A	28,627	1,738
	Pegasystems Inc.	29,672	1,731
	TiVo Corp.	90,555	1,689
*	2U Inc.	35,102	1,647
*	HubSpot Inc.	24,991	1,643
*	Envestnet Inc.	40,795	1,615
*	3D Systems Corp.	85,970	1,608
*	VeriFone Systems Inc.	88,298	1,598
	Diebold Nixdorf Inc.	56,993	1,596
	Cogent Communications Holdings Inc.	39,423	1,581
*	RingCentral Inc. Class A	42,852	1,566
	Plantronics Inc.	29,839	1,561
*,^	Twilio Inc. Class A	53,536	1,558
*	Synaptics Inc.	29,123	1,506
*	Premier Inc. Class A	41,638	1,499
	Progress Software Corp.	46,779	1,445
*	Cornerstone OnDemand Inc.	40,365	1,443
	Cabot Microelectronics Corp.	19,107	1,411
*	Mercury Systems Inc.	32,887	1,384
*	Rambus Inc.	117,714	1,345
*	NETGEAR Inc.	30,197	1,301
	Brooks Automation Inc.	59,722	1,295
*	Callidus Software Inc.	52,970	1,282
*	Box Inc.	69,513	1,268
*	MaxLinear Inc.	45,138	1,259
	ADTRAN Inc.	59,633	1,231
*	New Relic Inc.	28,454	1,224
	NIC Inc.	64,027	1,213
*	Infinera Corp.	112,300	1,198
*	Quality Systems Inc.	68,500	1,179
*	Oclaro Inc.	120,823	1,128
	Xperi Corp.	37,703	1,124
*	Insight Enterprises Inc.	27,701	1,108
	Ebix Inc.	20,352	1,097
*,^	Ubiquiti Networks Inc.	20,954	1,089
*	Web.com Group Inc.	41,782	1,057
*	Gigamon Inc.	25,653	1,009
*	BroadSoft Inc.	23,445	1,009
	CSG Systems International Inc.	24,456	992
*	SPS Commerce Inc.	15,371	980
*,^	Applied Optoelectronics Inc.	15,715	971
*	Inphi Corp.	28,270	970

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Five9 Inc.	43,031	926
*	Q2 Holdings Inc.	24,652	911
	West Corp.	38,803	905
*	Qualys Inc.	22,028	899
*	Pure Storage Inc. Class A	67,758	868
*	Bottomline Technologies de Inc.	33,562	862
*	Super Micro Computer Inc.	33,814	834
*	CEVA Inc.	18,176	826
*	ScanSource Inc.	20,238	816
*	Alarm.com Holdings Inc.	20,450	770
*	Coupa Software Inc.	26,295	762
*	Vocera Communications Inc.	28,766	760
*	Extreme Networks Inc.	81,713	753
*	ePlus Inc.	10,116	750
*	Lattice Semiconductor Corp.	110,827	738
*	Diodes Inc.	30,676	737
*	Rudolph Technologies Inc.	32,200	736
*	Virtusa Corp.	24,920	733
*,^	Gogo Inc.	62,343	719
*,^	Impinj Inc.	14,653	713
*	FormFactor Inc.	56,663	703
*	Shutterstock Inc.	15,200	670
*	Match Group Inc.	36,306	631
*	PROS Holdings Inc.	22,964	629
*	Unisys Corp.	47,838	612
*	Blucora Inc.	28,677	608
*	Amkor Technology Inc.	61,999	606
*	Cray Inc.	32,867	605
	Monotype Imaging Holdings Inc.	32,718	599
*	Barracuda Networks Inc.	25,280	583
*	CalAmp Corp.	28,088	571
*,^	Acacia Communications Inc.	13,572	563
^	Computer Programs & Systems Inc.	16,927	555
*	Photronics Inc.	57,874	544
*	Silver Spring Networks Inc.	47,500	536
*	Axcelis Technologies Inc.	23,797	499
*	Perficient Inc.	26,666	497
*	Nanometrics Inc.	19,633	497
*	LivePerson Inc.	44,655	491
*	Varonis Systems Inc.	13,200	491
*	Nutanix Inc.	24,268	489
	Syntel Inc.	28,088	476
*	Carbonite Inc.	21,612	471
*	Benefitfocus Inc.	12,755	464
*	Instructure Inc.	15,001	443
	Comtech Telecommunications Corp.	23,122	439
	Cohu Inc.	27,773	437
*	Hortonworks Inc.	33,822	436
*	Actua Corp.	30,830	433
*	Blackline Inc.	11,774	421
*	Ultra Clean Holdings Inc.	21,296	399
*	Boingo Wireless Inc.	26,577	398
*	Xcerra Corp.	40,013	391
*	Guidance Software Inc.	58,265	385
*	CommerceHub Inc.	21,585	376
*	IXYS Corp.	22,464	370
*	Endurance International Group Holdings Inc.	43,813	366
*	Synchronoss Technologies Inc.	22,012	362
*	Workiva Inc.	18,772	358
*	Digimarc Corp.	8,814	354
*	Harmonic Inc.	67,100	352
*	VASCO Data Security International Inc.	23,843	342
	Forrester Research Inc.	8,643	338
*	PDF Solutions Inc.	20,084	330

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Sonus Networks Inc.	44,278	329
*	ShoreTel Inc.	55,087	319
*	Ichor Holdings Ltd.	15,800	319
*	Rapid7 Inc.	17,553	295
*	Loral Space & Communications Inc.	7,099	295
	Hackett Group Inc.	18,781	291
*	Appfolio Inc.	8,560	279
*	A10 Networks Inc.	32,553	275
*	Kopin Corp.	72,876	270
*	Everbridge Inc.	11,000	268
*	Vectrus Inc.	8,238	266
*	Apptio Inc. Class A	15,199	264
*	Limelight Networks Inc.	85,421	247
*	Xactly Corp.	15,300	239
*	DSP Group Inc.	20,216	234
*	KeyW Holding Corp.	25,000	234
*	Digi International Inc.	22,736	231
*	Mitek Systems Inc.	27,100	228
*	MuleSoft Inc. Class A	9,076	226
*	Dyax Corp CVR Exp. 12/31/19	112,113	224
*	Internap Corp.	60,929	224
*	ChannelAdvisor Corp.	19,132	221
*	MobileIron Inc.	36,400	220
*	Model N Inc.	16,425	218
*	Telenav Inc.	26,591	215
*	Alpha & Omega Semiconductor Ltd.	12,823	214
*	Zix Corp.	35,671	203
	EMCORE Corp.	18,881	201
*	Quantenna Communications Inc.	10,500	199
	TESSCO Technologies Inc.	14,423	192
*	Immersion Corp.	20,949	190
*	Quantum Corp.	24,278	190
*	Meet Group Inc.	36,749	186
	QAD Inc. Class A	5,720	183
*	Sigma Designs Inc.	31,300	183
*	CommerceHub Inc. Class A	10,472	182
*	RigNet Inc.	11,300	181
*	Okta Inc.	7,663	175
	American Software Inc. Class A	16,647	171
*	Rosetta Stone Inc.	15,800	170
*	NeoPhotonics Corp.	21,696	167
	Preformed Line Products Co.	3,527	164
*	Tremor Video Inc.	64,725	161
	PC Connection Inc.	5,891	159
*	AXT Inc.	24,300	154
*	inTEST Corp.	21,900	147
*	Upland Software Inc.	6,633	146
*,^	VirnetX Holding Corp.	31,224	142
*	ARI Network Services Inc.	18,460	130
*	Tobira Therapeutics Inc. CVR to Exp. 12/31/49	9,469	130
*	Amber Road Inc.	14,500	124
*	USA Technologies Inc.	23,506	122
*	WideOpenWest Inc.	6,988	122
*,^	Cloudera Inc.	7,483	120
*,^	Park City Group Inc.	9,825	119
*	PAR Technology Corp.	13,813	118
	Systemax Inc.	6,200	117
*	Agilysys Inc.	11,474	116
*	Exa Corp.	8,351	115
*	VOXX International Corp. Class A	14,054	115
*	Clearfield Inc.	8,195	108
*	Amtech Systems Inc.	12,631	107
*	Pixelworks Inc.	23,098	106
*	Alteryx Inc. Class A	5,423	106

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Rightside Group Ltd.	9,960	106
*	Radisys Corp.	27,955	105
*	Calix Inc.	15,104	103
*	Covisint Corp.	40,926	100
	Simulations Plus Inc.	8,096	100
*	Castlight Health Inc. Class B	23,900	99
*	Airgain Inc.	6,400	91
*	Seachange International Inc.	33,108	88
*	KVH Industries Inc.	9,261	88
*	Aerohive Networks Inc.	17,553	88
*	iPass Inc.	64,042	85
*	Key Tronic Corp.	10,986	78
	GlobalSCAPE Inc.	14,200	75
*	QuickLogic Corp.	51,440	75
*	NetSol Technologies Inc.	18,320	72
	Concurrent Computer Corp.	10,521	71
*	Westell Technologies Inc. Class A	22,336	70
*	SecureWorks Corp. Class A	7,500	70
*	Numerex Corp. Class A	13,385	66
*	Icad Inc.	15,448	65
*	Ooma Inc.	7,898	63
*	CVD Equipment Corp.	5,349	59
*	Edgewater Technology Inc.	8,642	59
*,^	SITO Mobile Ltd.	15,633	58
*	Rocket Fuel Inc.	20,800	57
*	Datawatch Corp.	5,954	55
*	Marin Software Inc.	40,800	53
*	NCI Inc. Class A	2,404	51
	PC-Tel Inc.	6,670	47
*	Sajan Inc.	8,000	47
*	Support.com Inc.	18,062	42
*	ADDvantage Technologies Group Inc.	24,575	40
*	Synacor Inc.	10,600	39
	Computer Task Group Inc.	6,500	36
*,^	ParkerVision Inc.	20,100	36
*	Netlist Inc.	33,001	34
	AstroNova Inc.	2,500	33
*	Determine Inc.	12,197	32
*	Neonode Inc.	29,427	32
*	Qumu Corp.	9,333	27
*	Inseego Corp.	21,112	26
*	Appian Corp.	1,260	23
*	GSI Technology Inc.	2,874	23
*	BSQUARE Corp.	4,000	22
*	Tabula Rasa HealthCare Inc.	1,300	20
*	Evolving Systems Inc.	3,774	19
	GlassBridge Enterprises Inc.	4,867	19
*	BroadVision Inc.	4,181	18
	QAD Inc. Class B	677	18
*,^	Yext Inc.	1,265	17
*,^	Resonant Inc.	3,300	15
*	ID Systems Inc.	2,100	13
*	Aehr Test Systems	3,305	12
*	Aviat Networks Inc.	700	12
*	FORM Holdings Corp.	7,203	12
*	Sunworks Inc.	6,576	12
*	eGain Corp.	6,651	11
*	FalconStor Software Inc.	43,535	11
*	Intermolecular Inc.	11,600	11
*	Everspin Technologies Inc.	500	10
*	SharpSpring Inc.	1,700	8
*	Adesto Technologies Corp.	1,600	7
*,^	NXT-ID Inc.	3,500	7
	Great Elm Capital Group Inc.	1,848	6

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Smith Micro Software Inc.	3,802	6
*	DASAN Zhone Solutions Inc.	837	5
*	TransEnterix Inc.	6,100	4
	ClearOne Inc.	425	4
*	MRV Communications Inc.	332	3
*	Data I/O Corp.	400	3
*	Pendrell Corp.	434	3
*	Cinedigm Corp. Class A	1,800	3
*,^	Ominto Inc.	200	3
*	WidePoint Corp.	6,600	3
*	Ciber Inc.	41,661	3
*,^	MoSys Inc.	1,587	3
*	Identiv Inc.	400	2
*	Xplore Technologies Corp.	1,000	2
*	Finjan Holdings Inc.	500	2
*	Inuvo Inc.	1,600	2
*	GSE Systems Inc.	400	1
*	Intellicheck Inc.	300	1
*	ARC Group Worldwide Inc.	400	1
	Communications Systems Inc.	214	1
	TransAct Technologies Inc.	100	1
*	Streamline Health Solutions Inc.	700	1
	RELM Wireless Corp.	100	—
			3,533,401
Telecommunications (1.2%)
	AT&T Inc.	4,949,707	186,753
	Verizon Communications Inc.	3,280,924	146,526
*	T-Mobile US Inc.	231,140	14,012
*	Level 3 Communications Inc.	231,481	13,727
	CenturyLink Inc.	428,526	10,233
*	Sprint Corp.	481,773	3,955
*	Zayo Group Holdings Inc.	120,688	3,729
	Telephone & Data Systems Inc.	96,186	2,669
*	General Communication Inc. Class A	39,543	1,449
*	Straight Path Communications Inc. Class B	7,678	1,379
	Consolidated Communications Holdings Inc.	60,498	1,299
*	Iridium Communications Inc.	112,464	1,243
*	Vonage Holdings Corp.	176,477	1,154
^	Frontier Communications Corp.	987,300	1,145
	Shenandoah Telecommunications Co.	36,882	1,132
	Cincinnati Bell Inc.	53,572	1,047
*	ORBCOMM Inc.	89,671	1,013
*	8x8 Inc.	67,972	989
	ATN International Inc.	14,028	960
*	United States Cellular Corp.	24,597	943
*,^	Globalstar Inc.	383,132	816
*	GTT Communications Inc.	18,991	601
*	FairPoint Communications Inc.	35,320	553
	Windstream Holdings Inc.	122,045	474
*	Lumos Networks Corp.	24,680	441
	Spok Holdings Inc.	21,042	373
	IDT Corp. Class B	21,156	304
*	Hawaiian Telcom Holdco Inc.	9,405	235
*	HC2 Holdings Inc.	37,800	222
*	pdvWireless Inc.	9,248	216
*,^	Intelsat SA	63,120	193
*	Alaska Communications Systems Group Inc.	58,205	128
*	Chelsea Therapeutics International Ltd. CVR Exp. 12/31/16	53,188	6
*	Pareteum Corp.	196	—
			399,919
Utilities (1.9%)
	NextEra Energy Inc.	375,985	52,687
	Duke Energy Corp.	577,118	48,241
	Dominion Energy Inc.	506,797	38,836

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Southern Co.	792,513	37,946
	American Electric Power Co. Inc.	405,058	28,139
	PG&E Corp.	404,942	26,876
	Exelon Corp.	743,006	26,800
	Sempra Energy	200,612	22,619
	PPL Corp.	539,744	20,867
	Consolidated Edison Inc.	251,478	20,324
	Edison International	259,653	20,302
	Xcel Energy Inc.	426,696	19,577
	Public Service Enterprise Group Inc.	410,052	17,636
	Eversource Energy	260,871	15,837
	WEC Energy Group Inc.	257,502	15,805
	DTE Energy Co.	143,181	15,147
	Entergy Corp.	150,192	11,530
	American Water Works Co. Inc.	141,804	11,054
	CMS Energy Corp.	234,927	10,865
	FirstEnergy Corp.	367,683	10,722
	Ameren Corp.	193,351	10,571
	ONEOK Inc.	174,439	9,099
	CenterPoint Energy Inc.	326,606	8,942
	Alliant Energy Corp.	182,108	7,315
	Pinnacle West Capital Corp.	85,646	7,294
	SCANA Corp.	103,974	6,967
	AES Corp.	616,786	6,853
	NiSource Inc.	263,103	6,672
	Atmos Energy Corp.	80,091	6,644
	UGI Corp.	135,317	6,551
	Westar Energy Inc. Class A	116,720	6,189
	Great Plains Energy Inc.	173,552	5,082
	NRG Energy Inc.	282,230	4,860
	Aqua America Inc.	144,500	4,812
*	Vistra Energy Corp.	257,071	4,316
	Vectren Corp.	68,648	4,012
*	Calpine Corp.	283,356	3,834
	National Fuel Gas Co.	63,646	3,554
	WGL Holdings Inc.	41,210	3,438
	Portland General Electric Co.	72,963	3,334
	IDACORP Inc.	38,485	3,285
	Black Hills Corp.	45,749	3,087
	New Jersey Resources Corp.	73,672	2,925
	Hawaiian Electric Industries Inc.	89,083	2,885
	ALLETE Inc.	39,875	2,858
	ONE Gas Inc.	40,797	2,848
	PNM Resources Inc.	70,210	2,686
	Spire Inc.	36,740	2,563
	Southwest Gas Holdings Inc.	33,921	2,478
	Avangrid Inc.	55,546	2,452
	Ormat Technologies Inc.	41,778	2,452
	NorthWestern Corp.	37,935	2,315
	Avista Corp.	54,014	2,293
	South Jersey Industries Inc.	61,194	2,091
	MGE Energy Inc.	28,843	1,856
	American States Water Co.	39,018	1,850
	El Paso Electric Co.	30,336	1,568
	Northwest Natural Gas Co.	25,607	1,533
	California Water Service Group	36,932	1,359
*	TerraForm Power Inc. Class A	86,401	1,037
	Chesapeake Utilities Corp.	13,051	978
	Unitil Corp.	14,021	677
*	Dynegy Inc.	77,990	645
	SJW Group	11,883	584
*	Sunrun Inc.	68,555	488
	Middlesex Water Co.	10,526	417
	Connecticut Water Service Inc.	6,114	339

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Market
				Value
			Shares	($000)
York Water Co.			7,146	249
* Atlantic Power Corp.			103,002	247
Artesian Resources Corp. Class A			6,304	237
Spark Energy Inc. Class A			12,600	237
* Cadiz Inc.			14,457	195
* Pure Cycle Corp.			19,761	153
* AquaVenture Holdings Ltd.			7,643	116
Genie Energy Ltd. Class B			12,877	98
Delta Natural Gas Co. Inc.			2,204	67
* US Geothermal Inc.			14,479	66
Gas Natural Inc.			1,680	22

				644,385

Total Common Stocks (Cost $9,694,078)				20,357,904

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)

U.S. Government and Agency Obligations (25.3%)
U.S. Government Securities (16.0%)
United States Treasury Note/Bond	0.750%	4/30/18	4,649	4,629
United States Treasury Note/Bond	9.125%	5/15/18	3,675	3,922
United States Treasury Note/Bond	0.875%	5/31/18	79,961	79,674
United States Treasury Note/Bond	1.000%	5/31/18	28,887	28,815
United States Treasury Note/Bond	2.375%	5/31/18	885	894
United States Treasury Note/Bond	1.125%	6/15/18	2,769	2,765
United States Treasury Note/Bond	0.625%	6/30/18	1,443	1,434
United States Treasury Note/Bond	1.375%	6/30/18	10,285	10,295
United States Treasury Note/Bond	2.375%	6/30/18	14,935	15,094
United States Treasury Note/Bond	0.875%	7/15/18	14,505	14,444
United States Treasury Note/Bond	0.750%	7/31/18	68,425	68,029
United States Treasury Note/Bond	1.375%	7/31/18	251	251
United States Treasury Note/Bond	2.250%	7/31/18	6,701	6,768
United States Treasury Note/Bond	0.750%	8/31/18	9,110	9,052
United States Treasury Note/Bond	1.500%	8/31/18	575	576
United States Treasury Note/Bond	1.000%	9/15/18	5,468	5,447
United States Treasury Note/Bond	0.750%	9/30/18	10,194	10,122
United States Treasury Note/Bond	1.375%	9/30/18	35,100	35,122
United States Treasury Note/Bond	0.875%	10/15/18	18,750	18,642
United States Treasury Note/Bond	1.250%	10/31/18	16,844	16,826
United States Treasury Note/Bond	1.750%	10/31/18	32,800	32,984
United States Treasury Note/Bond	1.250%	11/15/18	8,553	8,542
United States Treasury Note/Bond	3.750%	11/15/18	671	693
United States Treasury Note/Bond	1.000%	11/30/18	31,866	31,717
United States Treasury Note/Bond	1.250%	11/30/18	8,275	8,265
United States Treasury Note/Bond	1.375%	11/30/18	1,488	1,488
United States Treasury Note/Bond	1.250%	12/15/18	10,000	9,986
United States Treasury Note/Bond	1.250%	12/31/18	6,785	6,774
United States Treasury Note/Bond	1.375%	12/31/18	6,375	6,377
United States Treasury Note/Bond	1.500%	12/31/18	11,530	11,555
United States Treasury Note/Bond	1.125%	1/15/19	4,041	4,026
United States Treasury Note/Bond	1.125%	1/31/19	1,780	1,774
United States Treasury Note/Bond	1.250%	1/31/19	10,475	10,457
United States Treasury Note/Bond	1.500%	1/31/19	8,425	8,442
United States Treasury Note/Bond	0.750%	2/15/19	52,366	51,859
United States Treasury Note/Bond	2.750%	2/15/19	5,220	5,336
United States Treasury Note/Bond	8.875%	2/15/19	1,850	2,074
United States Treasury Note/Bond	1.125%	2/28/19	345	344
United States Treasury Note/Bond	1.375%	2/28/19	17,375	17,378
United States Treasury Note/Bond	1.500%	2/28/19	32,590	32,661
United States Treasury Note/Bond	1.000%	3/15/19	18,210	18,099
United States Treasury Note/Bond	1.250%	3/31/19	16,965	16,928
United States Treasury Note/Bond	1.500%	3/31/19	12,250	12,281

	54

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.625%	3/31/19	7,755	7,790
United States Treasury Note/Bond	0.875%	4/15/19	18,210	18,051
United States Treasury Note/Bond	1.250%	4/30/19	11,467	11,440
United States Treasury Note/Bond	1.625%	4/30/19	36,004	36,162
United States Treasury Note/Bond	0.875%	5/15/19	20,496	20,307
United States Treasury Note/Bond	3.125%	5/15/19	19,835	20,470
United States Treasury Note/Bond	1.125%	5/31/19	5,525	5,499
United States Treasury Note/Bond	1.250%	5/31/19	110	110
United States Treasury Note/Bond	1.500%	5/31/19	26,796	26,859
United States Treasury Note/Bond	0.875%	6/15/19	17,000	16,835
United States Treasury Note/Bond	1.000%	6/30/19	6,502	6,453
United States Treasury Note/Bond	1.250%	6/30/19	27,535	27,462
United States Treasury Note/Bond	1.625%	6/30/19	25,287	25,402
United States Treasury Note/Bond	0.750%	7/15/19	54,930	54,226
United States Treasury Note/Bond	0.875%	7/31/19	32,592	32,246
United States Treasury Note/Bond	1.625%	7/31/19	32,861	33,010
United States Treasury Note/Bond	0.750%	8/15/19	12,451	12,281
United States Treasury Note/Bond	3.625%	8/15/19	18,900	19,774
United States Treasury Note/Bond	8.125%	8/15/19	5,535	6,309
United States Treasury Note/Bond	1.000%	8/31/19	14,175	14,051
United States Treasury Note/Bond	1.625%	8/31/19	9,946	9,990
United States Treasury Note/Bond	0.875%	9/15/19	16,055	15,867
United States Treasury Note/Bond	1.000%	9/30/19	15,000	14,862
United States Treasury Note/Bond	1.750%	9/30/19	19,330	19,469
United States Treasury Note/Bond	1.000%	10/15/19	13,655	13,525
United States Treasury Note/Bond	1.250%	10/31/19	3,800	3,785
United States Treasury Note/Bond	1.500%	10/31/19	55,715	55,794
United States Treasury Note/Bond	1.000%	11/15/19	175,585	173,720
United States Treasury Note/Bond	3.375%	11/15/19	24,504	25,599
United States Treasury Note/Bond	1.000%	11/30/19	26,025	25,749
United States Treasury Note/Bond	1.500%	11/30/19	35,106	35,139
United States Treasury Note/Bond	1.375%	12/15/19	18,585	18,544
United States Treasury Note/Bond	1.125%	12/31/19	1,075	1,066
United States Treasury Note/Bond	1.625%	12/31/19	28,033	28,138
United States Treasury Note/Bond	1.375%	1/15/20	46,545	46,429
United States Treasury Note/Bond	1.250%	1/31/20	17,475	17,366
United States Treasury Note/Bond	1.375%	1/31/20	2,700	2,692
United States Treasury Note/Bond	1.375%	2/15/20	71,386	71,163
United States Treasury Note/Bond	3.625%	2/15/20	8,270	8,720
United States Treasury Note/Bond	8.500%	2/15/20	3,269	3,858
United States Treasury Note/Bond	1.375%	2/29/20	14,143	14,094
United States Treasury Note/Bond	1.625%	3/15/20	12,380	12,419
United States Treasury Note/Bond	1.125%	3/31/20	11,000	10,885
United States Treasury Note/Bond	1.375%	3/31/20	20,250	20,171
United States Treasury Note/Bond	1.500%	4/15/20	29,330	29,307
United States Treasury Note/Bond	1.125%	4/30/20	7,970	7,882
United States Treasury Note/Bond	1.375%	4/30/20	36,097	35,933
United States Treasury Note/Bond	1.500%	5/15/20	68,832	68,746
United States Treasury Note/Bond	3.500%	5/15/20	3,560	3,755
United States Treasury Note/Bond	1.375%	5/31/20	18,815	18,724
United States Treasury Note/Bond	1.500%	5/31/20	42,918	42,857
United States Treasury Note/Bond	1.625%	6/30/20	26,710	26,756
United States Treasury Note/Bond	1.875%	6/30/20	23,525	23,742
United States Treasury Note/Bond	1.625%	7/31/20	1,115	1,117
United States Treasury Note/Bond	2.000%	7/31/20	6,268	6,345
United States Treasury Note/Bond	2.625%	8/15/20	15,775	16,268
United States Treasury Note/Bond	1.375%	8/31/20	14,177	14,077
United States Treasury Note/Bond	1.375%	10/31/20	44,079	43,721
United States Treasury Note/Bond	1.750%	10/31/20	32,911	33,050
United States Treasury Note/Bond	2.625%	11/15/20	56,233	58,026
United States Treasury Note/Bond	1.625%	11/30/20	38,750	38,726
United States Treasury Note/Bond	2.000%	11/30/20	19,950	20,181
United States Treasury Note/Bond	1.750%	12/31/20	10,644	10,674
United States Treasury Note/Bond	2.375%	12/31/20	22,442	22,986

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.375%	1/31/21	27,457	27,165
United States Treasury Note/Bond	2.125%	1/31/21	19,996	20,302
United States Treasury Note/Bond	3.625%	2/15/21	12,358	13,198
United States Treasury Note/Bond	7.875%	2/15/21	400	486
United States Treasury Note/Bond	1.125%	2/28/21	19,237	18,846
United States Treasury Note/Bond	2.000%	2/28/21	12,275	12,411
United States Treasury Note/Bond	1.250%	3/31/21	48,585	47,773
United States Treasury Note/Bond	2.250%	3/31/21	9,050	9,228
United States Treasury Note/Bond	1.375%	4/30/21	1,039	1,026
United States Treasury Note/Bond	2.250%	4/30/21	12,075	12,309
United States Treasury Note/Bond	3.125%	5/15/21	29,512	31,038
United States Treasury Note/Bond	1.375%	5/31/21	16,130	15,906
United States Treasury Note/Bond	2.000%	5/31/21	27,003	27,273
United States Treasury Note/Bond	1.125%	6/30/21	51,329	50,094
United States Treasury Note/Bond	2.125%	6/30/21	38,700	39,256
United States Treasury Note/Bond	1.125%	7/31/21	29,345	28,602
United States Treasury Note/Bond	2.250%	7/31/21	19,600	19,974
United States Treasury Note/Bond	2.125%	8/15/21	20,605	20,892
United States Treasury Note/Bond	1.125%	8/31/21	16,257	15,830
United States Treasury Note/Bond	2.000%	8/31/21	6,175	6,228
United States Treasury Note/Bond	1.125%	9/30/21	21,860	21,266
United States Treasury Note/Bond	2.125%	9/30/21	17,325	17,560
United States Treasury Note/Bond	1.250%	10/31/21	43,150	42,145
United States Treasury Note/Bond	2.000%	10/31/21	20,510	20,673
United States Treasury Note/Bond	2.000%	11/15/21	54,050	54,498
United States Treasury Note/Bond	1.750%	11/30/21	43,980	43,863
United States Treasury Note/Bond	1.875%	11/30/21	13,226	13,259
United States Treasury Note/Bond	2.000%	12/31/21	7,848	7,904
United States Treasury Note/Bond	2.125%	12/31/21	20,200	20,459
United States Treasury Note/Bond	1.500%	1/31/22	8,364	8,236
United States Treasury Note/Bond	1.875%	1/31/22	61,130	61,206
United States Treasury Note/Bond	2.000%	2/15/22	6,453	6,501
United States Treasury Note/Bond	1.750%	2/28/22	26,621	26,504
United States Treasury Note/Bond	1.875%	2/28/22	37,730	37,777
United States Treasury Note/Bond	1.750%	3/31/22	17,879	17,784
United States Treasury Note/Bond	1.875%	3/31/22	14,755	14,762
United States Treasury Note/Bond	1.750%	4/30/22	10,100	10,040
United States Treasury Note/Bond	1.875%	4/30/22	12,850	12,846
United States Treasury Note/Bond	1.750%	5/15/22	5,400	5,370
United States Treasury Note/Bond	1.750%	5/31/22	38,932	38,700
United States Treasury Note/Bond	1.875%	5/31/22	14,975	14,973
United States Treasury Note/Bond	1.750%	6/30/22	26,000	25,829
United States Treasury Note/Bond	2.125%	6/30/22	19,560	19,771
United States Treasury Note/Bond	2.000%	7/31/22	13,095	13,154
United States Treasury Note/Bond	1.625%	8/15/22	11,985	11,822
United States Treasury Note/Bond	1.875%	8/31/22	7,214	7,199
United States Treasury Note/Bond	1.750%	9/30/22	14,600	14,465
United States Treasury Note/Bond	1.875%	10/31/22	14,555	14,500
United States Treasury Note/Bond	1.625%	11/15/22	17,550	17,254
United States Treasury Note/Bond	2.000%	11/30/22	5,080	5,090
United States Treasury Note/Bond	2.125%	12/31/22	23,429	23,612
United States Treasury Note/Bond	1.750%	1/31/23	27,583	27,238
United States Treasury Note/Bond	2.000%	2/15/23	14,085	14,089
United States Treasury Note/Bond	7.125%	2/15/23	1,100	1,401
United States Treasury Note/Bond	1.500%	2/28/23	29,080	28,303
United States Treasury Note/Bond	1.500%	3/31/23	28,225	27,444
United States Treasury Note/Bond	1.625%	4/30/23	4,285	4,193
United States Treasury Note/Bond	1.750%	5/15/23	36,043	35,497
United States Treasury Note/Bond	1.625%	5/31/23	23,885	23,351
United States Treasury Note/Bond	1.375%	6/30/23	25,610	24,650
United States Treasury Note/Bond	1.250%	7/31/23	22,360	21,343
United States Treasury Note/Bond	2.500%	8/15/23	34,410	35,308
United States Treasury Note/Bond	6.250%	8/15/23	16,980	21,119
United States Treasury Note/Bond	1.375%	8/31/23	22,170	21,294

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.375%	9/30/23	20,410	19,584
United States Treasury Note/Bond	1.625%	10/31/23	58,585	57,047
United States Treasury Note/Bond	2.750%	11/15/23	26,256	27,322
United States Treasury Note/Bond	2.125%	11/30/23	65,970	66,176
United States Treasury Note/Bond	2.250%	12/31/23	14,750	14,893
United States Treasury Note/Bond	2.250%	1/31/24	34,830	35,151
United States Treasury Note/Bond	2.750%	2/15/24	7,074	7,358
United States Treasury Note/Bond	2.125%	2/29/24	54,810	54,862
United States Treasury Note/Bond	2.125%	3/31/24	38,875	38,887
United States Treasury Note/Bond	2.000%	4/30/24	24,095	23,907
United States Treasury Note/Bond	2.500%	5/15/24	65,279	66,860
United States Treasury Note/Bond	2.000%	5/31/24	37,779	37,460
United States Treasury Note/Bond	2.000%	6/30/24	21,000	20,810
United States Treasury Note/Bond	2.375%	8/15/24	33,710	34,221
United States Treasury Note/Bond	2.250%	11/15/24	36,046	36,237
United States Treasury Note/Bond	7.500%	11/15/24	675	923
United States Treasury Note/Bond	2.000%	2/15/25	61,048	60,199
United States Treasury Note/Bond	2.125%	5/15/25	41,761	41,500
United States Treasury Note/Bond	2.000%	8/15/25	23,772	23,367
United States Treasury Note/Bond	6.875%	8/15/25	1,163	1,571
United States Treasury Note/Bond	2.250%	11/15/25	30,347	30,356
United States Treasury Note/Bond	1.625%	2/15/26	21,332	20,272
United States Treasury Note/Bond	1.625%	5/15/26	50,448	47,831
United States Treasury Note/Bond	1.500%	8/15/26	51,545	48,234
United States Treasury Note/Bond	6.750%	8/15/26	3,095	4,245
United States Treasury Note/Bond	2.000%	11/15/26	27,355	26,680
United States Treasury Note/Bond	6.500%	11/15/26	5,910	8,023
United States Treasury Note/Bond	2.250%	2/15/27	34,127	33,978
United States Treasury Note/Bond	2.375%	5/15/27	53,214	53,563
United States Treasury Note/Bond	6.125%	11/15/27	3,275	4,423
United States Treasury Note/Bond	5.500%	8/15/28	13,745	17,976
United States Treasury Note/Bond	5.250%	11/15/28	9,875	12,717
United States Treasury Note/Bond	5.250%	2/15/29	11,313	14,613
United States Treasury Note/Bond	6.125%	8/15/29	4,420	6,160
United States Treasury Note/Bond	6.250%	5/15/30	9,570	13,646
United States Treasury Note/Bond	5.375%	2/15/31	18,200	24,473
United States Treasury Note/Bond	4.500%	2/15/36	18,000	23,265
United States Treasury Note/Bond	4.750%	2/15/37	11,925	15,905
United States Treasury Note/Bond	5.000%	5/15/37	10,403	14,291
United States Treasury Note/Bond	4.375%	2/15/38	20,742	26,459
United States Treasury Note/Bond	4.500%	5/15/38	8,000	10,369
United States Treasury Note/Bond	3.500%	2/15/39	14,301	16,178
United States Treasury Note/Bond	4.250%	5/15/39	8,883	11,143
United States Treasury Note/Bond	4.500%	8/15/39	8,684	11,262
United States Treasury Note/Bond	4.375%	11/15/39	11,686	14,911
United States Treasury Note/Bond	4.625%	2/15/40	13,760	18,163
United States Treasury Note/Bond	4.375%	5/15/40	8,750	11,180
United States Treasury Note/Bond	3.875%	8/15/40	11,185	13,328
United States Treasury Note/Bond	4.250%	11/15/40	10,317	12,978
United States Treasury Note/Bond	4.750%	2/15/41	15,588	21,012
United States Treasury Note/Bond	4.375%	5/15/41	12,450	15,979
United States Treasury Note/Bond	3.750%	8/15/41	12,000	14,066
United States Treasury Note/Bond	3.125%	11/15/41	13,128	13,916
United States Treasury Note/Bond	3.125%	2/15/42	12,773	13,541
United States Treasury Note/Bond	3.000%	5/15/42	18,425	19,104
United States Treasury Note/Bond	2.750%	8/15/42	26,975	26,714
United States Treasury Note/Bond	2.750%	11/15/42	79,783	78,948
United States Treasury Note/Bond	3.125%	2/15/43	3,167	3,351
United States Treasury Note/Bond	2.875%	5/15/43	28,760	29,075
United States Treasury Note/Bond	3.625%	8/15/43	36,486	42,027
United States Treasury Note/Bond	3.750%	11/15/43	23,554	27,720
United States Treasury Note/Bond	3.625%	2/15/44	29,063	33,527
United States Treasury Note/Bond	3.375%	5/15/44	11,816	13,071
United States Treasury Note/Bond	3.125%	8/15/44	13,001	13,755

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	United States Treasury Note/Bond	3.000%	11/15/44	20,069	20,740
	United States Treasury Note/Bond	2.500%	2/15/45	36,593	34,203
	United States Treasury Note/Bond	3.000%	5/15/45	20,139	20,787
	United States Treasury Note/Bond	2.875%	8/15/45	27,867	28,067
	United States Treasury Note/Bond	3.000%	11/15/45	5,078	5,239
	United States Treasury Note/Bond	2.500%	2/15/46	39,339	36,684
	United States Treasury Note/Bond	2.500%	5/15/46	51,805	48,292
	United States Treasury Note/Bond	2.250%	8/15/46	25,312	22,330
	United States Treasury Note/Bond	2.875%	11/15/46	36,710	36,974
	United States Treasury Note/Bond	3.000%	2/15/47	33,337	34,452
	United States Treasury Note/Bond	3.000%	5/15/47	24,280	25,099
					5,465,214
Agency Bonds and Notes (0.8%)
3	AID-Iraq	2.149%	1/18/22	1,100	1,101
3	AID-Israel	5.500%	12/4/23	375	445
3	AID-Israel	5.500%	4/26/24	1,400	1,671
3	AID-Jordan	1.945%	6/23/19	600	604
3	AID-Jordan	2.503%	10/30/20	750	766
3	AID-Jordan	2.578%	6/30/22	320	327
3	AID-Tunisia	2.452%	7/24/21	250	255
3	AID-Tunisia	1.416%	8/5/21	200	195
3	AID-Ukraine	1.844%	5/16/19	350	351
3	AID-Ukraine	1.847%	5/29/20	700	698
3	AID-Ukraine	1.471%	9/29/21	675	663
2	Federal Farm Credit Banks	5.150%	11/15/19	3,000	3,253
2	Federal Farm Credit Banks	3.500%	12/20/23	500	538
2	Federal Home Loan Banks	0.625%	8/7/18	2,000	1,985
2	Federal Home Loan Banks	5.375%	8/15/18	225	235
2	Federal Home Loan Banks	0.875%	10/1/18	6,000	5,965
2	Federal Home Loan Banks	1.250%	1/16/19	5,000	4,989
2	Federal Home Loan Banks	1.375%	3/18/19	6,500	6,497
2	Federal Home Loan Banks	1.375%	5/28/19	3,000	2,997
2	Federal Home Loan Banks	1.125%	6/21/19	4,300	4,274
2	Federal Home Loan Banks	0.875%	8/5/19	2,000	1,976
2	Federal Home Loan Banks	1.000%	9/26/19	4,000	3,958
2	Federal Home Loan Banks	1.375%	11/15/19	1,575	1,570
2	Federal Home Loan Banks	1.875%	3/13/20	500	504
2	Federal Home Loan Banks	4.125%	3/13/20	2,075	2,213
2	Federal Home Loan Banks	3.375%	6/12/20	1,825	1,916
2	Federal Home Loan Banks	5.250%	12/11/20	1,000	1,118
2	Federal Home Loan Banks	1.375%	2/18/21	1,600	1,581
2	Federal Home Loan Banks	5.625%	6/11/21	1,600	1,831
2	Federal Home Loan Banks	1.125%	7/14/21	3,000	2,920
2	Federal Home Loan Banks	1.875%	11/29/21	6,000	6,007
2	Federal Home Loan Banks	2.125%	3/10/23	3,155	3,152
2	Federal Home Loan Banks	2.875%	6/14/24	2,000	2,072
2	Federal Home Loan Banks	5.375%	8/15/24	815	977
2	Federal Home Loan Banks	5.500%	7/15/36	2,775	3,746
4	Federal Home Loan Mortgage Corp.	0.875%	10/12/18	10,000	9,939
4	Federal Home Loan Mortgage Corp.	3.750%	3/27/19	1,625	1,690
4	Federal Home Loan Mortgage Corp.	1.125%	4/15/19	5,000	4,975
4	Federal Home Loan Mortgage Corp.	1.750%	5/30/19	2,900	2,918
4	Federal Home Loan Mortgage Corp.	0.875%	7/19/19	2,837	2,804
4	Federal Home Loan Mortgage Corp.	1.250%	8/1/19	1,163	1,158
4	Federal Home Loan Mortgage Corp.	1.250%	10/2/19	10,975	10,918
4	Federal Home Loan Mortgage Corp.	1.500%	1/17/20	12,500	12,479
4	Federal Home Loan Mortgage Corp.	1.375%	4/20/20	2,886	2,868
4	Federal Home Loan Mortgage Corp.	1.375%	5/1/20	1,514	1,504
4	Federal Home Loan Mortgage Corp.	1.125%	8/12/21	8,000	7,775
4	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	2,800	2,855
4	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	270	381
4	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	2,941	4,178
4	Federal National Mortgage Assn.	1.125%	7/20/18	3,000	2,995
4	Federal National Mortgage Assn.	1.875%	9/18/18	9,997	10,061

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Federal National Mortgage Assn.	1.125%	10/19/18	3,000	2,991
4	Federal National Mortgage Assn.	1.625%	11/27/18	4,370	4,385
4	Federal National Mortgage Assn.	1.125%	12/14/18	4,119	4,104
4	Federal National Mortgage Assn.	1.375%	1/28/19	2,000	1,999
4	Federal National Mortgage Assn.	1.875%	2/19/19	4,000	4,030
4	Federal National Mortgage Assn.	1.000%	2/26/19	1,875	1,863
4	Federal National Mortgage Assn.	1.750%	6/20/19	4,000	4,024
4	Federal National Mortgage Assn.	0.875%	8/2/19	2,000	1,976
4	Federal National Mortgage Assn.	1.000%	8/28/19	6,350	6,288
4	Federal National Mortgage Assn.	1.750%	9/12/19	7,000	7,041
4	Federal National Mortgage Assn.	0.000%	10/9/19	2,435	2,338
4	Federal National Mortgage Assn.	1.000%	10/24/19	2,500	2,473
4	Federal National Mortgage Assn.	1.750%	11/26/19	1,800	1,810
4	Federal National Mortgage Assn.	1.625%	1/21/20	2,000	2,003
4	Federal National Mortgage Assn.	1.500%	2/28/20	5,060	5,050
4	Federal National Mortgage Assn.	1.500%	6/22/20	4,000	3,985
4	Federal National Mortgage Assn.	1.500%	11/30/20	4,000	3,974
4	Federal National Mortgage Assn.	1.875%	12/28/20	2,000	2,011
4	Federal National Mortgage Assn.	1.375%	2/26/21	1,900	1,877
4	Federal National Mortgage Assn.	1.250%	8/17/21	2,000	1,954
4	Federal National Mortgage Assn.	1.375%	10/7/21	3,000	2,943
4	Federal National Mortgage Assn.	2.000%	1/5/22	6,000	6,021
4	Federal National Mortgage Assn.	1.875%	4/5/22	5,000	4,981
4	Federal National Mortgage Assn.	2.625%	9/6/24	2,000	2,049
4	Federal National Mortgage Assn.	2.125%	4/24/26	2,100	2,046
4	Federal National Mortgage Assn.	1.875%	9/24/26	2,900	2,754
4	Federal National Mortgage Assn.	7.125%	1/15/30	1,405	2,051
4	Federal National Mortgage Assn.	7.250%	5/15/30	2,025	2,998
4	Federal National Mortgage Assn.	6.625%	11/15/30	6,320	9,000
4	Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,734
2	Financing Corp.	9.650%	11/2/18	475	526
	Private Export Funding Corp.	1.875%	7/15/18	300	301
	Private Export Funding Corp.	4.375%	3/15/19	350	366
	Private Export Funding Corp.	1.450%	8/15/19	350	349
	Private Export Funding Corp.	2.250%	3/15/20	650	659
	Private Export Funding Corp.	2.300%	9/15/20	175	177
	Private Export Funding Corp.	4.300%	12/15/21	175	192
	Private Export Funding Corp.	2.800%	5/15/22	200	206
	Private Export Funding Corp.	2.050%	11/15/22	4,175	4,146
	Private Export Funding Corp.	3.550%	1/15/24	725	775
	Private Export Funding Corp.	2.450%	7/15/24	525	526
	Private Export Funding Corp.	3.250%	6/15/25	175	182
2	Tennessee Valley Authority	1.750%	10/15/18	600	603
2	Tennessee Valley Authority	3.875%	2/15/21	905	972
2	Tennessee Valley Authority	1.875%	8/15/22	425	423
2	Tennessee Valley Authority	2.875%	9/15/24	954	986
2	Tennessee Valley Authority	6.750%	11/1/25	3,520	4,613
2	Tennessee Valley Authority	2.875%	2/1/27	1,000	1,023
2	Tennessee Valley Authority	7.125%	5/1/30	2,000	2,900
2	Tennessee Valley Authority	4.650%	6/15/35	500	595
2	Tennessee Valley Authority	5.880%	4/1/36	285	391
2	Tennessee Valley Authority	5.500%	6/15/38	225	300
2	Tennessee Valley Authority	5.250%	9/15/39	1,312	1,722
2	Tennessee Valley Authority	5.375%	4/1/56	580	792
2	Tennessee Valley Authority	4.625%	9/15/60	519	631
2	Tennessee Valley Authority	4.250%	9/15/65	700	795
					280,752
Conventional Mortgage-Backed Securities (8.4%)
4,5	Fannie Mae Pool	2.000%	11/1/27–11/1/31	6,441	6,368
4,5,6	Fannie Mae Pool	2.500%	1/1/27–10/1/46	98,698	99,418
4,5,6	Fannie Mae Pool	3.000%	1/1/26–7/1/47	326,779	329,436
4,5,6	Fannie Mae Pool	3.500%	9/1/25–7/1/47	321,490	331,665
4,5,6	Fannie Mae Pool	4.000%	7/1/18–7/1/47	212,237	224,017
4,5,6	Fannie Mae Pool	4.500%	1/1/18–7/1/47	88,782	95,585

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,5	Fannie Mae Pool	5.000%	9/1/17–7/1/47	40,850	44,665
4,5	Fannie Mae Pool	5.500%	8/1/17–4/1/40	33,427	37,093
4,5	Fannie Mae Pool	6.000%	7/1/17–5/1/41	23,486	26,457
4,5	Fannie Mae Pool	6.500%	10/1/23–10/1/39	5,791	6,406
4,5	Fannie Mae Pool	7.000%	12/1/22–11/1/37	2,342	2,727
4,5	Fannie Mae Pool	7.500%	11/1/22–12/1/32	187	211
4,5	Fannie Mae Pool	8.000%	12/1/22–10/1/30	42	49
4,5	Fannie Mae Pool	8.500%	7/1/22–7/1/30	28	33
4,5	Fannie Mae Pool	9.000%	7/1/22–6/1/26	8	10
4,5	Fannie Mae Pool	9.500%	8/1/20–2/1/25	1	2
4,5	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	4,090	4,039
4,5,6	Freddie Mac Gold Pool	2.500%	4/1/27–10/1/46	71,725	72,351
4,5,6	Freddie Mac Gold Pool	3.000%	10/1/26–7/1/47	230,642	232,316
4,5,6	Freddie Mac Gold Pool	3.500%	9/1/25–7/1/47	203,021	209,395
4,5,6	Freddie Mac Gold Pool	4.000%	7/1/18–7/1/47	123,567	130,294
4,5,6	Freddie Mac Gold Pool	4.500%	1/1/18–7/1/47	54,646	58,608
4,5	Freddie Mac Gold Pool	5.000%	10/1/17–10/1/41	22,331	24,304
4,5	Freddie Mac Gold Pool	5.500%	7/1/17–6/1/41	20,278	22,365
4,5	Freddie Mac Gold Pool	6.000%	7/1/17–5/1/40	10,752	12,100
4,5	Freddie Mac Gold Pool	6.500%	2/1/19–3/1/39	2,702	2,980
4,5	Freddie Mac Gold Pool	7.000%	10/1/22–12/1/38	768	895
4,5	Freddie Mac Gold Pool	7.500%	1/1/23–1/1/32	121	141
4,5	Freddie Mac Gold Pool	8.000%	1/1/22–1/1/31	84	99
4,5	Freddie Mac Gold Pool	8.500%	4/1/20–5/1/30	15	16
4,5	Freddie Mac Gold Pool	9.000%	10/1/21–5/1/25	8	8
5	Ginnie Mae I Pool	3.000%	1/15/26–5/15/45	12,744	12,947
5,6	Ginnie Mae I Pool	3.500%	11/15/25–7/1/47	13,926	14,491
5,6	Ginnie Mae I Pool	4.000%	10/15/24–7/1/47	20,501	21,651
5	Ginnie Mae I Pool	4.500%	8/15/18–1/15/42	20,292	21,900
5	Ginnie Mae I Pool	5.000%	1/15/18–4/15/41	14,136	15,517
5	Ginnie Mae I Pool	5.500%	6/15/18–6/15/41	7,379	8,233
5	Ginnie Mae I Pool	6.000%	12/15/23–12/15/40	4,557	5,143
5	Ginnie Mae I Pool	6.500%	11/15/23–8/15/39	1,422	1,531
5	Ginnie Mae I Pool	7.000%	1/15/23–8/15/32	587	666
5	Ginnie Mae I Pool	7.500%	10/15/22–3/15/32	181	199
5	Ginnie Mae I Pool	8.000%	3/15/22–3/15/32	113	123
5	Ginnie Mae I Pool	8.500%	8/15/22–6/15/30	19	20
5	Ginnie Mae I Pool	9.000%	11/15/19–2/15/30	15	16
5	Ginnie Mae II Pool	2.500%	6/20/27–11/20/46	5,449	5,425
5,6	Ginnie Mae II Pool	3.000%	2/20/27–7/1/47	227,171	230,050
5,6	Ginnie Mae II Pool	3.500%	9/20/25–7/1/47	294,253	305,448
5,6	Ginnie Mae II Pool	4.000%	9/20/25–7/1/47	137,782	145,344
5,6	Ginnie Mae II Pool	4.500%	11/20/35–7/1/47	57,123	61,316
5	Ginnie Mae II Pool	5.000%	3/20/18–7/20/44	22,512	24,446
5	Ginnie Mae II Pool	5.500%	12/20/33–9/20/41	7,028	7,719
5	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	3,068	3,429
5	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	949	1,085
5	Ginnie Mae II Pool	7.000%	4/20/38–8/20/38	156	186
					2,860,938
Nonconventional Mortgage-Backed Securities (0.1%)
4,5	Fannie Mae Pool	2.111%	3/1/43	573	575
4,5	Fannie Mae Pool	2.186%	6/1/43	440	444
4,5	Fannie Mae Pool	2.187%	10/1/42	228	233
4,5	Fannie Mae Pool	2.237%	9/1/42	257	268
4,5	Fannie Mae Pool	2.266%	7/1/43	597	596
4,5,7	Fannie Mae Pool	2.397%	4/1/37	50	52
4,5	Fannie Mae Pool	2.428%	5/1/43	1,078	1,087
4,5	Fannie Mae Pool	2.432%	9/1/43	68	68
4,5	Fannie Mae Pool	2.439%	10/1/42	414	418

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,5,7	Fannie Mae Pool	2.594%	9/1/37	155	165
4,5,7	Fannie Mae Pool	2.629%	6/1/42	718	747
4,5	Fannie Mae Pool	2.703%	1/1/42	276	281
4,5	Fannie Mae Pool	2.723%	12/1/43	721	747
4,5	Fannie Mae Pool	2.755%	3/1/42	388	404
4,5,7	Fannie Mae Pool	2.850%	12/1/41	144	148
4,5,7	Fannie Mae Pool	2.880%	8/1/35	136	145
4,5	Fannie Mae Pool	2.908%	12/1/40	49	51
4,5,7	Fannie Mae Pool	2.910%	9/1/40	51	54
4,5,7	Fannie Mae Pool	2.912%	9/1/43	482	509
4,5,7	Fannie Mae Pool	2.915%	6/1/36	4	5
4,5,7	Fannie Mae Pool	2.945%	7/1/39	20	20
4,5,7	Fannie Mae Pool	2.950%	7/1/37	23	25
4,5,7	Fannie Mae Pool	2.964%	8/1/40	56	58
4,5,7	Fannie Mae Pool	3.010%	9/1/34	38	39
4,5,7	Fannie Mae Pool	3.032%	12/1/33	39	42
4,5,7	Fannie Mae Pool	3.041%	1/1/35	130	138
4,5	Fannie Mae Pool	3.066%	2/1/41	148	155
4,5,7	Fannie Mae Pool	3.084%	10/1/40	81	85
4,5	Fannie Mae Pool	3.089%	2/1/41	55	57
4,5,7	Fannie Mae Pool	3.090%	8/1/39	34	36
4,5,7	Fannie Mae Pool	3.125%	10/1/39	50	52
4,5,7	Fannie Mae Pool	3.135%	11/1/36	92	98
4,5,7	Fannie Mae Pool	3.144%	8/1/37	97	102
4,5,7	Fannie Mae Pool	3.149%	7/1/36	27	28
4,5,7	Fannie Mae Pool	3.194%	11/1/39	29	30
4,5,7	Fannie Mae Pool	3.203%	2/1/36	71	72
4,5,7	Fannie Mae Pool	3.207%	3/1/42	209	224
4,5,7	Fannie Mae Pool	3.235%	12/1/39	96	100
4,5,7	Fannie Mae Pool	3.256%	7/1/42	154	165
4,5,7	Fannie Mae Pool	3.276%	11/1/41	125	132
4,5,7	Fannie Mae Pool	3.286%	10/1/40	88	92
4,5,7	Fannie Mae Pool	3.296%	12/1/40	137	144
4,5,7	Fannie Mae Pool	3.305%	11/1/41	131	140
4,5,7	Fannie Mae Pool	3.308%	12/1/41	133	141
4,5,7	Fannie Mae Pool	3.310%	11/1/39	45	47
4,5,7	Fannie Mae Pool	3.315%	11/1/40	46	48
4,5,7	Fannie Mae Pool	3.333%	12/1/40	60	63
4,5,7	Fannie Mae Pool	3.342%	2/1/42	704	747
4,5,7	Fannie Mae Pool	3.344%	11/1/34	67	72
4,5	Fannie Mae Pool	3.347%	8/1/42	283	287
4,5,7	Fannie Mae Pool	3.352%	1/1/37	115	123
4,5,7	Fannie Mae Pool	3.401%	1/1/42	122	128
4,5,7	Fannie Mae Pool	3.418%	2/1/42	164	175
4,5,7	Fannie Mae Pool	3.426%	5/1/42	93	97
4,5,7	Fannie Mae Pool	3.435%	11/1/33–12/1/40	106	113
4,5,7	Fannie Mae Pool	3.447%	1/1/40	102	106
4,5,7	Fannie Mae Pool	3.464%	5/1/42	420	439
4,5,7	Fannie Mae Pool	3.471%	2/1/41	51	51
4,5,7	Fannie Mae Pool	3.474%	5/1/40	45	47
4,5,7	Fannie Mae Pool	3.500%	4/1/37	110	115
4,5,7	Fannie Mae Pool	3.503%	3/1/41	159	167
4,5	Fannie Mae Pool	3.556%	7/1/41	333	352
4,5,7	Fannie Mae Pool	3.575%	3/1/41	113	120
4,5	Fannie Mae Pool	3.609%	4/1/41	98	101
4,5,7	Fannie Mae Pool	3.632%	5/1/40	20	20
4,5,7	Fannie Mae Pool	3.633%	5/1/41	107	113
4,5,7	Fannie Mae Pool	3.737%	9/1/40	162	172
4,5	Fannie Mae Pool	3.739%	6/1/41	37	39
4,5	Fannie Mae Pool	3.790%	6/1/41	202	214
4,5,7	Fannie Mae Pool	3.806%	11/1/39	57	60
4,5,7	Fannie Mae Pool	3.837%	8/1/39	143	147
4,5,7	Fannie Mae Pool	4.489%	10/1/37	91	94
4,5,7	Fannie Mae Pool	5.188%	3/1/38	12	13

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,5	Fannie Mae Pool	5.860%	12/1/37	111	116
4,5,7	Freddie Mac Non Gold Pool	2.235%	10/1/37	5	5
4,5	Freddie Mac Non Gold Pool	2.364%	5/1/42	68	68
4,5	Freddie Mac Non Gold Pool	2.540%	11/1/43	433	437
4,5,7	Freddie Mac Non Gold Pool	2.712%	7/1/35–2/1/42	279	287
4,5	Freddie Mac Non Gold Pool	2.797%	1/1/41	128	133
4,5,7	Freddie Mac Non Gold Pool	2.800%	11/1/34	49	51
4,5	Freddie Mac Non Gold Pool	2.927%	12/1/41	228	238
4,5,7	Freddie Mac Non Gold Pool	2.965%	1/1/37	111	117
4,5	Freddie Mac Non Gold Pool	3.069%	1/1/41	39	41
4,5,7	Freddie Mac Non Gold Pool	3.070%	10/1/37	41	43
4,5,7	Freddie Mac Non Gold Pool	3.076%	10/1/36	37	40
4,5,7	Freddie Mac Non Gold Pool	3.109%	2/1/36	43	44
4,5,7	Freddie Mac Non Gold Pool	3.130%	6/1/40	49	50
4,5,7	Freddie Mac Non Gold Pool	3.153%	12/1/36	40	43
4,5,7	Freddie Mac Non Gold Pool	3.202%	5/1/36	38	40
4,5,7	Freddie Mac Non Gold Pool	3.221%	12/1/36	36	38
4,5,7	Freddie Mac Non Gold Pool	3.237%	12/1/34	43	44
4,5,7	Freddie Mac Non Gold Pool	3.250%	1/1/38	21	22
4,5,7	Freddie Mac Non Gold Pool	3.252%	3/1/37	12	13
4,5,7	Freddie Mac Non Gold Pool	3.266%	12/1/35	73	77
4,5,7	Freddie Mac Non Gold Pool	3.352%	1/1/35	12	13
4,5,7	Freddie Mac Non Gold Pool	3.363%	11/1/40	64	66
4,5,7	Freddie Mac Non Gold Pool	3.364%	12/1/40	139	144
4,5,7	Freddie Mac Non Gold Pool	3.365%	2/1/37	28	30
4,5,7	Freddie Mac Non Gold Pool	3.380%	11/1/40	19	20
4,5	Freddie Mac Non Gold Pool	3.395%	3/1/42	214	226
4,5,7	Freddie Mac Non Gold Pool	3.406%	2/1/42	63	66
4,5,7	Freddie Mac Non Gold Pool	3.500%	5/1/38	4	5
4,5,7	Freddie Mac Non Gold Pool	3.505%	12/1/40	42	44
4,5,7	Freddie Mac Non Gold Pool	3.507%	6/1/41	46	47
4,5,7	Freddie Mac Non Gold Pool	3.508%	6/1/40	51	54
4,5,7	Freddie Mac Non Gold Pool	3.619%	3/1/41	39	41
4,5,7	Freddie Mac Non Gold Pool	3.630%	5/1/40	32	33
4,5	Freddie Mac Non Gold Pool	3.652%	9/1/40	156	164
4,5,7	Freddie Mac Non Gold Pool	3.653%	2/1/41	38	40
4,5,7	Freddie Mac Non Gold Pool	3.660%	2/1/41	100	107
4,5,7	Freddie Mac Non Gold Pool	3.669%	6/1/40	62	65
4,5,7	Freddie Mac Non Gold Pool	3.695%	5/1/40	26	27
4,5,7	Freddie Mac Non Gold Pool	3.723%	5/1/37	131	135
4,5,7	Freddie Mac Non Gold Pool	4.657%	9/1/37	176	181
4,5	Freddie Mac Non Gold Pool	5.125%	3/1/38	82	86
5,7	Ginnie Mae II Pool	2.125%	7/20/38–6/20/43	635	652
5,7	Ginnie Mae II Pool	2.250%	10/20/38–12/20/42	1,337	1,379
5,7	Ginnie Mae II Pool	2.375%	1/20/41–3/20/43	1,897	1,950
5,7	Ginnie Mae II Pool	2.500%	7/20/41–10/20/41	900	935
5,7	Ginnie Mae II Pool	2.625%	5/20/41	52	53
5,7	Ginnie Mae II Pool	3.000%	11/20/40–10/20/41	502	521
5	Ginnie Mae II Pool	3.500%	12/20/43	124	126

					22,599

Total U.S. Government and Agency Obligations (Cost $8,604,271)					8,629,503

Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
5	AEP Texas Central Transition Funding II LLC 2006-A	5.170%	1/1/18	67	68
5	Ally Auto Receivables Trust 2013-2	1.240%	11/15/18	29	29
5	Ally Auto Receivables Trust 2014-1	0.970%	10/15/18	12	12
5	Ally Auto Receivables Trust 2014-1	1.530%	4/15/19	150	150
5	Ally Auto Receivables Trust 2014-3	1.280%	6/17/19	127	127
5	Ally Auto Receivables Trust 2014-3	1.720%	3/16/20	150	150
5	Ally Auto Receivables Trust 2015-1	1.390%	9/16/19	85	85
5	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	125	125
5	Ally Auto Receivables Trust 2015-2	1.490%	11/15/19	241	241
5	Ally Auto Receivables Trust 2015-2	1.840%	6/15/20	175	176

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Ally Master Owner Trust Series 2015-3	1.630%	5/15/20	550	550
5	American Express Credit Account Master Trust 2014-3	1.490%	4/15/20	625	625
5	American Express Credit Account Master Trust 2014-4	1.430%	6/15/20	325	325
5	American Express Credit Account Master Trust 2017-1	1.930%	9/15/22	1,075	1,081
5	American Express Credit Account Master Trust 2017-3	1.770%	11/15/22	3,000	2,993
5	AmeriCredit Automobile Receivables Trust 2014-1	1.680%	7/8/19	22	22
5	AmeriCredit Automobile Receivables Trust 2014-3	1.150%	6/10/19	23	23
5	AmeriCredit Automobile Receivables Trust 2015-2	1.270%	1/8/20	141	141
5	AmeriCredit Automobile Receivables Trust 2016-3	1.460%	5/10/21	300	299
5	BA Credit Card Trust 2017-A1	1.950%	8/15/22	1,075	1,080
5	Banc of America Commercial Mortgage Trust 2008-1	6.466%	2/10/51	770	777
5	Banc of America Commercial Mortgage Trust 2015-
	UBS7	3.429%	9/15/48	175	183
5	Banc of America Commercial Mortgage Trust 2015-
	UBS7	3.705%	9/15/48	300	313
5	Banc of America Commercial Mortgage Trust 2017-
	BNK3	3.574%	2/15/50	1,080	1,118
5	Banc of America Commercial Mortgage Trust 2017-
	BNK3	3.748%	2/15/50	420	439
5	BANK 2017 - BNK4	3.625%	5/15/50	800	832
5	BANK 2017 - BNK5	3.390%	6/15/60	700	714
5	BANK 2017 - BNK5	3.624%	6/15/60	350	357
	Bank of Nova Scotia	2.125%	9/11/19	900	903
	Bank of Nova Scotia	1.850%	4/14/20	1,800	1,787
	Bank of Nova Scotia	1.875%	4/26/21	600	592
5	Barclays Dryrock Issuance Trust 2015-2	1.560%	3/15/21	300	300
5	Barclays Dryrock Issuance Trust 2016-1	1.520%	5/16/22	525	522
5	BBCMS MORTGAGE TRUST 2017-C1	3.674%	2/15/50	1,175	1,220
5	BBCMS MORTGAGE TRUST 2017-C1	3.898%	2/15/50	325	341
5	Bear Stearns Commercial Mortgage Securities Trust
	2007-PWR18	5.700%	6/11/50	742	747
5	Bear Stearns Commercial Mortgage Securities Trust
	2007-TOP26	5.513%	1/12/45	113	115
5	Bear Stearns Commercial Mortgage Securities Trust
	2007-TOP28	5.742%	9/11/42	275	276
5	BMW Vehicle Lease Trust 2015-2	1.400%	9/20/18	338	338
5	BMW Vehicle Lease Trust 2015-2	1.550%	2/20/19	125	125
5	BMW Vehicle Owner Trust 2014-A	0.970%	11/26/18	41	41
5	BMW Vehicle Owner Trust 2014-A	1.500%	2/25/21	250	250
5	Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	71	71
5	Capital Auto Receivables Asset Trust 2014-3	1.830%	4/22/19	100	100
5	Capital Auto Receivables Asset Trust 2015-1	1.610%	6/20/19	605	606
5	Capital Auto Receivables Asset Trust 2015-1	1.860%	10/21/19	150	150
5	Capital Auto Receivables Asset Trust 2015-2	1.730%	9/20/19	425	425
5	Capital Auto Receivables Asset Trust 2015-2	1.970%	1/21/20	225	226
5	Capital Auto Receivables Asset Trust 2015-3	2.130%	5/20/20	225	226
5	Capital Auto Receivables Asset Trust 2015-4	1.830%	3/20/20	325	326
5	Capital Auto Receivables Asset Trust 2015-4	2.010%	7/20/20	200	201
5	Capital Auto Receivables Asset Trust 2016-3	1.690%	3/20/21	225	224
5	Capital One Multi-Asset Execution Trust 2007-A7	5.750%	7/15/20	550	555
5	Capital One Multi-Asset Execution Trust 2014-A5	1.480%	7/15/20	525	525
5	Capital One Multi-Asset Execution Trust 2015-A2	2.080%	3/15/23	875	881
5	Capital One Multi-Asset Execution Trust 2015-A5	1.600%	5/17/21	400	401
5	Capital One Multi-Asset Execution Trust 2015-A8	2.050%	8/15/23	600	603
5	Capital One Multi-Asset Execution Trust 2016-A3	1.340%	4/15/22	575	571
5	Capital One Multi-Asset Execution Trust 2016-A4	1.330%	6/15/22	775	768
5	Capital One Multi-Asset Execution Trust 2016-A6	1.820%	9/15/22	650	650
5	Capital One Multi-Asset Execution Trust 2017-A1	2.000%	1/17/23	700	703
5	Capital One Multi-Asset Execution Trust 2017-A3	2.430%	1/15/25	700	706
5	CarMax Auto Owner Trust 2013-2	0.840%	11/15/18	30	30
5	CarMax Auto Owner Trust 2013-4	1.280%	5/15/19	34	34
5	CarMax Auto Owner Trust 2014-1	1.320%	7/15/19	115	115
5	CarMax Auto Owner Trust 2014-3	1.160%	6/17/19	74	74
5	CarMax Auto Owner Trust 2014-3	1.730%	2/18/20	125	125

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	CarMax Auto Owner Trust 2015-2	1.370%	3/16/20	186	186
5	CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	100	100
5	CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	100	100
5	CarMax Auto Owner Trust 2015-4	1.830%	6/15/21	150	150
5	CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	325	324
5	CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	115	114
5	CD 2007-CD5 Commercial Mortgage Trust	5.886%	11/15/44	120	120
5	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	625	606
5	CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	600	621
5	CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	66	69
5	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	503	525
5	CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	131	137
5	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	500	517
5	CD 2017-CD4 Commercial Mortgage Trust	3.747%	5/10/50	300	310
5	CenterPoint Energy Transition Bond Co. II LLC 2005-A	5.170%	8/1/19	6	6
5	CenterPoint Energy Transition Bond Co. II LLC 2005-A	5.302%	8/1/20	81	84
5	CenterPoint Energy Transition Bond Co. IV LLC 2012-1	3.028%	10/15/25	800	823
5	CFCRE Commercial Mortgage Trust 2016-C3	3.865%	1/10/48	425	447
5	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	550	553
5	CFCRE Commercial Mortgage Trust 2016-C4	3.691%	5/10/58	400	408
5	CFCRE Commercial Mortgage Trust 2016-C6	3.217%	11/10/49	950	953
5	CFCRE Commercial Mortgage Trust 2017-C8	3.572%	6/15/50	300	307
5	Chase Issuance Trust 2012-A4	1.580%	8/16/21	600	599
5	Chase Issuance Trust 2012-A7	2.160%	9/16/24	1,314	1,311
5	Chase Issuance Trust 2013-A1	1.300%	2/18/20	1,050	1,049
5	Chase Issuance Trust 2014-A2	2.770%	3/15/23	900	927
5	Chase Issuance Trust 2014-A6	1.260%	7/15/19	1,075	1,075
5	Chase Issuance Trust 2014-A7	1.380%	11/15/19	800	800
5	Chase Issuance Trust 2015-A4	1.840%	4/15/22	600	600
5	Chase Issuance Trust 2015-A5	1.360%	4/15/20	1,225	1,224
5	Chase Issuance Trust 2016-A2	1.370%	6/15/21	775	770
5	Chase Issuance Trust 2016-A4	1.490%	7/15/22	700	693
5	Chase Issuance Trust 2016-A5	1.270%	7/15/21	775	769
5	Citibank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	550	555
5	Citibank Credit Card Issuance Trust 2008-A1	5.350%	2/7/20	1,048	1,072
5	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	2,350	2,426
5	Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	750	770
5	Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	2,100	2,120
5	Citibank Credit Card Issuance Trust 2014-A8	1.730%	4/9/20	1,250	1,253
5	Citibank Credit Card Issuance Trust 2016-A2	2.190%	11/20/23	775	778
5	Citibank Credit Card Issuance Trust 2017-A2	1.740%	1/19/21	1,400	1,403
5	Citigroup Commercial Mortgage Trust 2008-C7	6.385%	12/10/49	801	801
5	Citigroup Commercial Mortgage Trust 2012-GC8	3.024%	9/10/45	600	616
5	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	100	102
5	Citigroup Commercial Mortgage Trust 2013-GC11	3.422%	4/10/46	100	102
5	Citigroup Commercial Mortgage Trust 2013-GC15	3.161%	9/10/46	225	228
5	Citigroup Commercial Mortgage Trust 2013-GC15	4.371%	9/10/46	225	245
5	Citigroup Commercial Mortgage Trust 2013-GC15	4.649%	9/10/46	350	381
5	Citigroup Commercial Mortgage Trust 2013-GC17	3.675%	11/10/46	75	79
5	Citigroup Commercial Mortgage Trust 2013-GC17	4.131%	11/10/46	275	295
5	Citigroup Commercial Mortgage Trust 2013-GC17	4.544%	11/10/46	100	109
5	Citigroup Commercial Mortgage Trust 2013-GC17	5.095%	11/10/46	100	109
5	Citigroup Commercial Mortgage Trust 2014-GC19	2.790%	3/10/47	129	131
5	Citigroup Commercial Mortgage Trust 2014-GC19	3.552%	3/10/47	75	79
5	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	125	133
5	Citigroup Commercial Mortgage Trust 2014-GC19	4.345%	3/10/47	125	134
5	Citigroup Commercial Mortgage Trust 2014-GC21	3.855%	5/10/47	200	211
5	Citigroup Commercial Mortgage Trust 2014-GC21	4.328%	5/10/47	150	156
5	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	300	313
5	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	650	677
5	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	800	805
5	Citigroup Commercial Mortgage Trust 2015-GC27	3.571%	2/10/48	325	331
5	Citigroup Commercial Mortgage Trust 2015-GC29	2.674%	4/10/48	150	152
5	Citigroup Commercial Mortgage Trust 2015-GC29	3.192%	4/10/48	650	657

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Citigroup Commercial Mortgage Trust 2015-GC29	3.758%	4/10/48	318	315
5	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	350	368
5	Citigroup Commercial Mortgage Trust 2015-GC33	3.778%	9/10/58	425	447
5	Citigroup Commercial Mortgage Trust 2016-C1	3.003%	5/10/49	225	227
5	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	425	429
5	Citigroup Commercial Mortgage Trust 2016-GC36	3.616%	2/10/49	800	829
5	Citigroup Commercial Mortgage Trust 2016-P4	2.902%	7/10/49	250	246
5	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	144	148
5	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	189	197
5,8	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	227	233
5	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	350	353
5	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	160	173
5	COMM 2013-CCRE11 Mortgage Trust	3.047%	8/10/50	200	204
5	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	200	211
5	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	260	277
5	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	330	356
5	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	200	219
5	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	125	127
5	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	125	131
5	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	175	185
5	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	125	133
5	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	75	80
5	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	50	53
5	COMM 2013-CCRE13 Mortgage Trust	3.039%	12/10/18	75	76
5	COMM 2013-CCRE13 Mortgage Trust	3.706%	10/10/23	50	53
5	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/23	450	485
5	COMM 2013-CCRE13 Mortgage Trust	4.449%	12/10/23	150	162
5	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	183	186
5	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	150	153
5	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	223	233
5	COMM 2013-CCRE9 Mortgage Trust	4.373%	7/10/45	365	397
5	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	230	233
5	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	230	248
5	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	277	280
5	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	154	157
5	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	350	355
5	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	275	296
5	COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	325	352
5	COMM 2014-CCRE14 Mortgage Trust	4.747%	2/10/47	175	189
5	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	327	331
5	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	113	119
5	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	209	223
5	COMM 2014-CCRE15 Mortgage Trust	4.862%	2/10/47	105	114
5	COMM 2014-CCRE17 Mortgage Trust	3.012%	5/10/47	225	230
5	COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	100	105
5	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	275	292
5	COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	100	104
5	COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	175	183
5	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	125	132
5	COMM 2014-CCRE18 Mortgage Trust	4.103%	7/15/47	150	158
5	COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	650	684
5	COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	150	158
5	COMM 2014-CCRE21 Mortgage Trust	3.095%	12/10/47	320	327
5	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	625	646
5	COMM 2014-LC15 Mortgage Trust	2.840%	4/10/47	125	127
5	COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	325	346
5	COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	425	434
5	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	175	185
5	COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	90	91
5	COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	78	82
5	COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	202	213
5	COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	57	60
5	COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	36	38
5	COMM 2014-UBS3 Mortgage Trust	2.844%	6/10/47	125	127

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	350	367
5	COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	225	234
5	COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	167	172
5	COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	500	524
5	COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	425	432
5	COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	425	443
5	COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	800	830
5	COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	225	235
5	COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	200	204
5	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	575	586
5	COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	200	204
5	COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	250	260
5	COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	375	386
5	COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	175	181
5	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	425	445
5	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	850	883
5	COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	400	415
5	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	400	415
5	COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	75	77
5	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	425	431
5	COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	200	205
5	COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	600	629
5	COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	500	521
5	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	400	412
5	CSAIL 2015-C1 Commercial Mortgage Trust	3.791%	4/15/50	200	209
5	CSAIL 2015-C1 Commercial Mortgage Trust	4.044%	4/15/50	175	179
5	CSAIL 2015-C2 Commercial Mortgage Trust	1.454%	6/15/57	207	206
5	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	550	564
5	CSAIL 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	225	235
5	CSAIL 2015-C3 Commercial Mortgage Trust	3.448%	8/15/48	327	341
5	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	425	442
5	CSAIL 2015-C3 Commercial Mortgage Trust	4.254%	8/15/48	200	208
5	CSAIL 2015-C4 Commercial Mortgage Trust	3.617%	11/15/48	200	209
5	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	325	341
5	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	800	816
5	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/17/50	800	815
5	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	300	305
5	DBJPM 16-C3 Mortgage Trust	2.890%	9/10/49	325	320
5	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	600	609
5	DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	150	152
5	Discover Card Execution Note Trust 2007-A1	5.650%	3/16/20	860	867
5	Discover Card Execution Note Trust 2014-A5	1.390%	4/15/20	1,175	1,175
5	Discover Card Execution Note Trust 2015-A2	1.900%	10/17/22	1,050	1,051
5	Discover Card Execution Note Trust 2015-A3	1.450%	3/15/21	825	824
5	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	825	832
5	Discover Card Execution Note Trust 2016-A1	1.640%	7/15/21	1,200	1,201
5	Discover Card Execution Note Trust 2017-A2	2.390%	7/15/24	800	807
4,5	Fannie Mae-Aces 2010-M1	4.450%	9/25/19	136	143
4,5	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	600	629
4,5	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	1,250	1,323
4,5	Fannie Mae-Aces 2013-M12	2.471%	3/25/23	938	928
4,5	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	72	72
4,5	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	450	449
4,5	Fannie Mae-Aces 2014-M1	2.323%	11/25/18	1,179	1,188
4,5	Fannie Mae-Aces 2014-M1	3.348%	7/25/23	1,675	1,751
4,5	Fannie Mae-Aces 2014-M10	2.171%	9/25/19	825	832
4,5	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	1,250	1,276
4,5	Fannie Mae-Aces 2014-M13	1.637%	11/25/17	31	31
4,5	Fannie Mae-Aces 2014-M13	2.566%	8/25/24	154	156
4,5	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	475	488
4,5	Fannie Mae-Aces 2014-M3	2.613%	1/25/24	416	422
4,5	Fannie Mae-Aces 2014-M3	3.501%	1/25/24	600	634
4,5	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	625	657
4,5	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	1,175	1,202

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,5	Fannie Mae-Aces 2014-M7	3.357%	6/25/24	1,251	1,304
4,5	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	174	175
4,5	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	650	670
4,5	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	775	801
4,5	Fannie Mae-Aces 2015-M1	1.626%	2/25/18	203	203
4,5	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	1,075	1,068
4,5	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	350	356
4,5	Fannie Mae-Aces 2015-M12	2.885%	5/25/25	850	858
4,5	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	1,025	1,038
4,5	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	761	766
4,5	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	400	402
4,5	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	500	504
4,5	Fannie Mae-Aces 2015-M7	1.550%	4/25/18	209	209
4,5	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	750	747
4,5	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	368	370
4,5	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	825	837
4,5	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	900	865
4,5	Fannie Mae-Aces 2016-M12	2.530%	9/25/26	950	931
4,5	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	725	717
4,5	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	400	398
4,5	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	400	394
4,5	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	800	779
4,5	Fannie Mae-Aces 2016-M6	2.488%	5/25/26	600	584
4,5	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	200	198
4,5	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	300	291
4,5	Fannie Mae-Aces 2017-M1	2.497%	10/25/26	1,200	1,160
4,5	Fannie Mae-Aces 2017-M2	2.877%	2/25/27	1,200	1,196
4,5	Fannie Mae-Aces 2017-M3	2.569%	12/25/26	1,500	1,456
4,5	Fannie Mae-Aces 2017-M4	2.684%	12/25/26	1,200	1,175
4,5	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	675	679
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K005	3.484%	4/25/19	253	257
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K006	3.398%	7/25/19	289	295
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K007	3.342%	12/25/19	31	32
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K009	2.757%	5/25/20	216	218
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K010	3.320%	7/25/20	393	398
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K011	4.084%	11/25/20	1,775	1,895
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K012	4.186%	12/25/20	800	858
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K014	3.871%	4/25/21	524	557
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K017	2.873%	12/25/21	1,450	1,496
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K019	2.272%	3/25/22	585	588
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K020	2.373%	5/25/22	100	101
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K021	2.396%	6/25/22	915	923
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K026	2.510%	11/25/22	1,275	1,292
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K027	2.637%	1/25/23	1,275	1,297
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K029	3.320%	2/25/23	1,250	1,316
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K030	2.779%	9/25/22	902	924
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K031	3.300%	4/25/23	1,260	1,325

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.016%	2/25/23	929	951
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K033	2.871%	2/25/23	992	1,021
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K034	3.531%	7/25/23	1,208	1,282
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K036	3.527%	10/25/23	1,375	1,460
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K037	3.490%	1/25/24	50	53
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K038	2.604%	10/25/23	340	347
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K038	3.389%	3/25/24	1,475	1,555
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K039	2.683%	12/25/23	245	248
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K039	3.303%	7/25/24	850	892
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K040	2.768%	4/25/24	359	364
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K040	3.241%	9/25/24	1,025	1,072
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K041	3.171%	10/25/24	1,000	1,041
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K042	2.267%	6/25/24	180	180
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K042	2.670%	12/25/24	700	705
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K043	2.532%	10/25/23	185	188
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K043	3.062%	12/25/24	600	620
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K045	2.493%	11/25/24	395	400
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K045	3.023%	1/25/25	675	695
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K046	3.205%	3/25/25	650	675
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K047	2.827%	12/25/24	215	218
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K047	3.329%	5/25/25	525	551
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K048	3.284%	6/25/25	825	863
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K049	3.010%	7/25/25	450	460
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K050	3.334%	8/25/25	750	784
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K052	3.151%	11/25/25	450	464
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K053	2.995%	12/25/25	275	280
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K054	2.745%	1/25/26	700	700
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K055	2.673%	3/25/26	1,000	993
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K056	2.525%	5/25/26	575	563
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K057	2.570%	7/25/26	1,025	1,007
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K058	2.653%	8/25/26	500	494
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K059	3.120%	9/25/26	800	821

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K060	3.300%	10/25/26	1,000	1,037
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K061	3.347%	11/25/26	2,000	2,082
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K062	3.413%	12/25/26	2,400	2,509
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K063	3.430%	1/25/27	1,775	1,858
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K064	3.224%	3/25/27	1,500	1,546
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K152	3.080%	1/25/31	400	398
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K153	3.294%	3/25/29	2,000	2,037
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K153	3.117%	10/25/31	900	894
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K503	1.384%	1/25/19	383	380
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K503	2.456%	8/25/19	1,250	1,265
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K504	2.566%	9/25/20	400	408
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K702	3.154%	2/25/18	1,719	1,731
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K704	2.412%	8/25/18	244	246
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K706	2.323%	10/25/18	370	373
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K707	2.220%	12/25/18	575	579
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K710	1.883%	5/25/19	100	100
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K711	1.321%	12/25/18	418	416
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K711	1.730%	7/25/19	1,675	1,676
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K712	1.869%	11/25/19	800	802
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K713	2.313%	3/25/20	2,000	2,024
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K714	3.034%	10/25/20	1,630	1,684
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K716	3.130%	6/25/21	1,400	1,456
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K716	2.413%	8/25/47	205	206
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K717	2.991%	9/25/21	1,300	1,347
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.375%	9/25/21	761	765
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.791%	1/25/22	800	823
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K722	2.183%	5/25/22	393	394
4,5	FHLMC Multifamily Structured Pass Through
	Certificates KW01	2.853%	1/25/26	800	805
4,5	FHLMC Multifamily Structures Pass Through
	Certificates K715	2.856%	1/25/21	475	489
4,5	FHLMC Multifamily Structures Pass Through
	Certificates K720	2.716%	6/25/22	525	538
4,5	FHLMC Multifamily Structures Pass Through
	Certificates K723	2.454%	8/25/23	500	501
4,5	FHLMC Multifamily Structures Pass Through
	Certificates K724	3.062%	11/25/23	1,000	1,035

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,5	FHLMC Multifamily Structures Pass Through
	Certificates K725	3.002%	1/25/24	1,600	1,651
4,5	FHLMC Multifamily Structures Pass Through
	Certificates K726	2.905%	4/25/24	800	819
5	Fifth Third Auto Trust 2014-2	0.890%	11/15/18	3	3
5	Fifth Third Auto Trust 2014-2	1.380%	12/15/20	100	100
5	Fifth Third Auto Trust 2015-1	1.420%	3/16/20	367	367
5	Ford Credit Auto Lease Trust 2015-A	1.310%	8/15/18	67	67
5	Ford Credit Auto Lease Trust 2015-B	1.380%	12/15/18	240	240
5	Ford Credit Auto Lease Trust 2015-B	1.540%	2/15/19	200	200
5	Ford Credit Auto Owner Trust 2013-D	1.110%	2/15/19	36	36
5	Ford Credit Auto Owner Trust 2014-A	1.290%	4/15/19	54	54
5	Ford Credit Auto Owner Trust 2014-B	0.900%	10/15/18	23	23
5	Ford Credit Auto Owner Trust 2014-B	1.420%	8/15/19	75	75
5	Ford Credit Auto Owner Trust 2015-A	1.280%	9/15/19	105	105
5	Ford Credit Auto Owner Trust 2015-A	1.640%	6/15/20	50	50
5	Ford Credit Auto Owner Trust 2015-B	1.160%	11/15/19	172	172
5	Ford Credit Auto Owner Trust 2015-B	1.580%	8/15/20	100	100
5	Ford Credit Auto Owner Trust 2015-C	1.410%	2/15/20	189	189
5	Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	100	100
5	Ford Credit Auto Owner Trust 2017-A	1.670%	6/15/21	475	475
5	Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	275	275
5	Ford Credit Auto Owner Trust 2017-B	1.690%	11/15/21	577	577
5	Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	80	80
5	Ford Credit Floorplan Master Owner Trust A Series
	2014-4	1.400%	8/15/19	850	850
5	Ford Credit Floorplan Master Owner Trust A Series
	2016-1	1.760%	2/15/21	800	800
5	GM Financial Automobile Leasing Trust 2015-2	1.680%	12/20/18	354	355
5	GM Financial Automobile Leasing Trust 2015-2	1.850%	7/22/19	200	200
5	GM Financial Automobile Leasing Trust 2015-3	1.690%	3/20/19	200	200
5	GM Financial Automobile Leasing Trust 2015-3	1.810%	11/20/19	200	200
5	GM Financial Automobile Leasing Trust 2016-1	1.790%	3/20/20	425	423
5	GM Financial Automobile Leasing Trust 2016-2	1.620%	9/20/19	375	375
5	GM Financial Automobile Leasing Trust 2016-3	1.610%	12/20/19	275	275
5	GS Mortgage Securities Corporation II 2013-GC10	2.943%	2/10/46	246	249
5	GS Mortgage Securities Corporation II 2013-GC10	3.279%	2/10/46	92	93
5	GS Mortgage Securities Corporation II 2015-GC30	2.726%	5/10/50	300	305
5	GS Mortgage Securities Corporation II 2015-GC30	3.382%	5/10/50	450	461
5	GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	145	153
5	GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	747	780
5	GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	432	449
5	GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	325	329
5	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	275	281
5	GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	118	120
5	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	191	192
5	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	135	143
5	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	675	729
5	GS Mortgage Securities Trust 2013-GCJ16	3.033%	11/10/46	207	210
5	GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	100	106
5	GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	125	135
5	GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	825	882
5	GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	275	294
5	GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	175	184
5	GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	150	158
5	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	475	505
5	GS Mortgage Securities Trust 2014-GC24	4.641%	9/10/47	125	133
5	GS Mortgage Securities Trust 2014-GC26	2.902%	11/10/47	125	127
5	GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	250	261
5	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	800	836
5	GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	125	128
5	GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	125	130
5	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	500	511
5	GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	425	444

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	175	184
5	GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	400	412
5	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	400	411
5	GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	300	300
5	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	775	760
5	GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	275	282
5	GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	200	206
5	GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	625	654
5	GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	250	261
5	GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	600	615
5	Honda Auto Receivables 2014-2 Owner Trust	0.770%	3/19/18	3	3
5	Honda Auto Receivables 2014-2 Owner Trust	1.180%	5/18/20	100	100
5	Honda Auto Receivables 2014-3 Owner Trust	0.880%	6/15/18	35	35
5	Honda Auto Receivables 2015-1 Owner Trust	1.050%	10/15/18	126	126
5	Honda Auto Receivables 2015-3 Owner Trust	1.560%	10/18/21	100	100
5	Honda Auto Receivables 2015-4 Owner Trust	1.230%	9/23/19	400	399
5	Honda Auto Receivables 2017-2 Owner Trust	1.680%	8/16/21	1,254	1,254
5	Honda Auto Receivables 2017-2 Owner Trust	1.870%	9/15/23	279	279
5	Huntington Auto Trust 2015-1	1.240%	9/16/19	210	210
5	Hyundai Auto Receivables Trust 2013-C	1.550%	3/15/19	62	62
5	Hyundai Auto Receivables Trust 2014-B	0.900%	12/17/18	34	34
5	Hyundai Auto Receivables Trust 2014-B	1.460%	11/15/19	90	90
5	Hyundai Auto Receivables Trust 2015-A	1.370%	7/15/20	125	125
5	Hyundai Auto Receivables Trust 2015-C	1.460%	2/18/20	150	150
5	Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	100	100
5	Hyundai Auto Receivables Trust 2016-B	1.290%	4/15/21	325	323
5	Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	250	246
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2006-LDP7	6.139%	4/17/45	4	4
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2012-C6	3.507%	5/15/45	480	501
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2012-C8	2.829%	10/15/45	1,735	1,759
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2012-CIBX	3.483%	6/15/45	433	450
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C10	3.142%	12/15/47	146	149
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C10	3.372%	12/15/47	109	111
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C16	3.674%	12/15/46	150	157
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C16	3.881%	12/15/46	200	212
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C16	4.166%	12/15/46	300	323
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C16	4.517%	12/15/46	150	161
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C16	5.076%	12/15/46	150	162
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-LC11	2.960%	4/15/46	673	681
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2014-C20	2.872%	7/15/47	175	178
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2014-C20	3.805%	7/15/47	75	79
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2015-JP1	3.914%	1/15/49	325	345
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2016-JP3	2.870%	8/15/49	975	956
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2016-JP4	3.648%	12/15/49	400	417
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2016-JP4	3.870%	12/15/49	325	338

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2017-JP6	3.050%	7/15/50	400	412
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2017-JP6	3.744%	7/15/50	400	412
5	JPMBB Commercial Mortgage Securities Trust 2013-
	C12	3.664%	7/15/45	122	128
5	JPMBB Commercial Mortgage Securities Trust 2013-
	C12	4.161%	7/15/45	81	86
5	JPMBB Commercial Mortgage Securities Trust 2013-
	C14	3.761%	8/15/46	240	252
5	JPMBB Commercial Mortgage Securities Trust 2013-
	C14	4.133%	8/15/46	790	847
5	JPMBB Commercial Mortgage Securities Trust 2013-
	C14	4.409%	8/15/46	220	235
5	JPMBB Commercial Mortgage Securities Trust 2013-
	C15	2.977%	11/15/45	388	393
5	JPMBB Commercial Mortgage Securities Trust 2013-
	C15	3.659%	11/15/45	65	68
5	JPMBB Commercial Mortgage Securities Trust 2013-
	C15	4.131%	11/15/45	435	466
5	JPMBB Commercial Mortgage Securities Trust 2013-
	C15	4.420%	11/15/45	275	295
5	JPMBB Commercial Mortgage Securities Trust 2013-
	C17	3.003%	1/15/47	250	254
5	JPMBB Commercial Mortgage Securities Trust 2013-
	C17	3.705%	1/15/47	188	197
5	JPMBB Commercial Mortgage Securities Trust 2013-
	C17	4.199%	1/15/47	625	674
5	JPMBB Commercial Mortgage Securities Trust 2013-
	C17	4.458%	1/15/47	125	134
5	JPMBB Commercial Mortgage Securities Trust 2013-
	C17	5.049%	1/15/47	188	201
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C18	4.079%	2/15/47	474	506
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C18	4.439%	2/15/47	93	100
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C18	4.974%	2/15/47	113	121
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C19	3.046%	4/15/47	175	178
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C19	3.669%	4/15/47	225	234
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C19	3.996%	4/15/47	225	239
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C19	4.243%	4/15/47	175	185
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C21	3.428%	8/15/47	109	114
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C21	3.775%	8/15/47	100	105
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C21	3.996%	8/15/47	75	78
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C22	3.801%	9/15/47	650	680
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C22	4.110%	9/15/47	175	183
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C23	3.934%	9/15/47	319	339
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C23	4.202%	9/15/47	188	199
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C24	2.940%	11/15/47	200	204
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C24	3.638%	11/15/47	150	156

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C24	3.914%	11/15/47	300	311
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C25	3.672%	11/15/47	750	782
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C25	4.065%	11/15/47	200	209
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C26	3.018%	1/15/48	400	409
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C26	3.494%	1/15/48	600	618
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C26	3.800%	1/15/48	200	206
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C26	3.951%	1/15/48	200	202
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C27	2.734%	2/15/48	325	330
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C27	3.017%	2/15/48	409	419
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C27	3.179%	2/15/48	218	220
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C28	2.773%	10/15/48	400	407
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C28	3.227%	10/15/48	500	506
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C28	3.532%	10/15/48	100	101
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C29	2.921%	5/15/48	400	409
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C29	3.304%	5/15/48	215	223
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C29	3.611%	5/15/48	350	363
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C30	3.559%	7/15/48	425	446
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C30	3.822%	7/15/48	425	446
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C30	4.226%	7/15/48	200	212
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C31	3.540%	8/15/48	203	213
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C31	3.801%	8/15/48	218	229
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C32	3.358%	11/15/48	425	441
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C32	3.598%	11/15/48	425	439
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C33	3.770%	12/15/48	300	314
5	JPMBB Commercial Mortgage Securities Trust 2016-
	C1	3.316%	3/15/49	325	336
5	JPMCC Commercial Mortgage Securities Trust 2017-
	JP5	3.723%	3/15/50	1,250	1,309
5	JPMDB Commercial Mortgage Securities Trust 2016-
	C2	3.144%	6/15/49	300	301
5	JPMDB Commercial Mortgage Securities Trust 2016-
	C2	3.484%	6/15/49	150	152
5	JPMDB Commercial Mortgage Securities Trust 2017-
	C5	3.694%	3/15/50	2,000	2,090
5	JPMDB Commercial Mortgage Securities Trust 2017-
	C5	3.858%	3/15/50	425	442
5	LB-UBS Commercial Mortgage Trust 2008-C1	6.296%	4/15/41	834	853
5	Mercedes-Benz Auto Lease Trust 2015-B	1.340%	7/16/18	159	159
5	Mercedes-Benz Auto Lease Trust 2015-B	1.530%	5/17/21	125	125
5	Mercedes-Benz Auto Lease Trust 2017-A	1.790%	4/15/20	1,000	1,002

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Mercedes-Benz Auto Lease Trust 2017-A	2.010%	1/17/23	500	501
5	Mercedes-Benz Auto Receivables Trust 2014-1	0.870%	10/15/18	24	24
5	Mercedes-Benz Auto Receivables Trust 2014-1	1.310%	11/16/20	75	75
5	Mercedes-Benz Auto Receivables Trust 2015-1	1.340%	12/16/19	221	221
5	Mercedes-Benz Auto Receivables Trust 2015-1	1.750%	12/15/21	75	75
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2012-C5	3.176%	8/15/45	175	181
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C10	4.219%	7/15/46	2,000	2,147
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C11	4.315%	8/15/46	240	259
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C11	4.515%	8/15/46	120	128
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C12	3.001%	10/15/46	320	325
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C12	4.259%	10/15/46	445	481
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C13	2.936%	11/15/46	150	152
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C13	4.039%	11/15/46	300	320
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C13	4.901%	11/15/46	150	162
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C7	2.918%	2/15/46	179	182
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C7	3.214%	2/15/46	36	36
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C8	3.134%	12/15/48	225	229
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C8	3.376%	12/15/48	100	102
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C9	3.102%	5/15/46	150	153
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C9	3.456%	5/15/46	125	129
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C14	2.916%	2/15/47	175	178
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C14	3.669%	2/15/47	394	414
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C14	4.064%	2/15/47	375	401
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C14	4.800%	2/15/47	150	160
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C16	2.849%	6/15/47	75	76
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C16	3.477%	6/15/47	75	78
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C16	3.892%	6/15/47	325	345
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C16	4.481%	6/15/47	125	132
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C18	3.194%	10/15/47	400	409
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C18	3.923%	10/15/47	100	106
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C18	4.589%	10/15/47	125	133
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C19	3.101%	12/15/47	400	410
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C19	3.326%	12/15/47	225	234
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C19	3.526%	12/15/47	275	285

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C20	3.069%	2/15/48	200	205
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C20	3.249%	2/15/48	725	736
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C22	3.040%	4/15/48	425	434
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C22	3.306%	4/15/48	325	332
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C22	3.883%	4/15/48	200	202
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C23	2.982%	7/15/50	225	230
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C23	3.398%	7/15/50	150	155
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C23	3.719%	7/15/50	450	471
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C25	3.383%	10/15/48	475	496
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C25	3.635%	10/15/48	250	260
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C26	3.323%	10/15/48	275	286
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C26	3.531%	10/15/48	300	311
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C27	3.557%	12/15/47	200	208
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C27	3.753%	12/15/47	250	263
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2016-C28	3.288%	1/15/49	300	311
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2016-C28	3.544%	1/15/49	800	826
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2016-C30	2.860%	9/15/49	800	781
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2016-C31	3.102%	11/15/49	950	940
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2016-C32	3.720%	12/15/49	800	840
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2016-C32	3.994%	12/15/49	325	342
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2017-C33	3.599%	5/15/50	1,000	1,036
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2017-C33	3.852%	5/15/50	400	414
5	Morgan Stanley Capital I Trust 2005-IQ9	4.770%	7/15/56	52	52
5	Morgan Stanley Capital I Trust 2007-IQ16	5.809%	12/12/49	534	536
5	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	650	672
5	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	225	233
5	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	300	314
5	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	400	397
5	Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	317	317
5	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	800	777
5	Morgan Stanley Capital I Trust 2016-UBS12	3.596%	12/15/49	825	851
5	Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	550	567
8	National Australia Bank Ltd.	2.250%	3/16/21	625	623
5	Nissan Auto Lease Trust 2015-B	1.540%	4/16/18	210	210
5	Nissan Auto Lease Trust 2015-B	1.700%	4/15/21	200	200
5	Nissan Auto Lease Trust 2016-B	1.610%	1/18/22	350	349
5	Nissan Auto Receivables 2013-B Owner Trust	1.310%	10/15/19	30	30
5	Nissan Auto Receivables 2013-C Owner Trust	1.300%	6/15/20	194	194
5	Nissan Auto Receivables 2014-A Owner Trust	0.720%	8/15/18	1	1
5	Nissan Auto Receivables 2014-A Owner Trust	1.340%	8/17/20	200	200
5	Nissan Auto Receivables 2014-B Owner Trust	1.110%	5/15/19	74	74
5	Nissan Auto Receivables 2015-A Owner Trust	1.050%	10/15/19	200	199

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Nissan Auto Receivables 2015-B Owner Trust	1.340%	3/16/20	250	250
5	Nissan Auto Receivables 2015-B Owner Trust	1.790%	1/17/22	125	125
5	Nissan Auto Receivables 2015-C Owner Trust	1.370%	5/15/20	125	125
5	Nissan Auto Receivables 2015-C Owner Trust	1.670%	2/15/22	200	199
5	Nissan Auto Receivables 2016-C Owner Trust	1.180%	1/15/21	350	347
5	Nissan Auto Receivables 2016-C Owner Trust	1.380%	1/17/23	275	272
5	Nissan Master Owner Trust Receivables Series 2016-A	1.540%	6/15/21	375	373
	Royal Bank of Canada	2.200%	9/23/19	1,800	1,808
5	Royal Bank of Canada	2.000%	10/1/19	2,000	2,001
	Royal Bank of Canada	2.100%	10/14/20	3,950	3,940
5	Royal Bank of Canada	1.875%	2/5/21	475	473
	Royal Bank of Canada	2.300%	3/22/21	650	650
5	Synchrony Credit Card Master Note Trust 2014-1	1.610%	11/15/20	250	250
5	Synchrony Credit Card Master Note Trust 2015-2	1.600%	4/15/21	225	225
5	Synchrony Credit Card Master Note Trust 2016-2	2.210%	5/15/24	362	363
5	Synchrony Credit Card Master Note Trust 2016-3	1.580%	9/15/22	550	547
5	Synchrony Credit Card Master Note Trust Series 2012-
	7	1.760%	9/15/22	409	408
5	TIAA Seasoned Commercial Mortgage Trust 2007-C4	5.475%	8/15/39	23	23
8	Toronto-Dominion Bank	2.250%	3/15/21	2,000	2,000
5	Toyota Auto Receivables 2014-A Owner Trust	1.180%	6/17/19	60	60
5	Toyota Auto Receivables 2014-B Owner Trust	1.310%	9/16/19	87	87
5	Toyota Auto Receivables 2015-B Owner Trust	1.270%	5/15/19	410	409
5	Toyota Auto Receivables 2015-B Owner Trust	1.740%	9/15/20	400	400
5	Toyota Auto Receivables 2015-C Owner Trust	1.340%	6/17/19	319	319
5	Toyota Auto Receivables 2015-C Owner Trust	1.690%	12/15/20	350	350
5	Toyota Auto Receivables 2016-B Owner Trust	1.300%	4/15/20	200	199
5	Toyota Auto Receivables 2016-B Owner Trust	1.520%	8/16/21	250	249
5	Toyota Auto Receivables 2016-C Owner Trust	1.140%	8/17/20	300	298
5	Toyota Auto Receivables 2016-C Owner Trust	1.320%	11/15/21	175	173
5	UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	800	818
5	UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	350	358
5	UBS-Barclays Commercial Mortgage Trust 2012-C4	2.850%	12/10/45	1,000	1,007
5	UBS-Barclays Commercial Mortgage Trust 2013-C5	3.185%	3/10/46	290	297
5	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	175	180
5	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	75	76
5	Volkswagen Auto Loan Enhanced Trust 2014-1	0.910%	10/22/18	14	14
5	Volkswagen Auto Loan Enhanced Trust 2014-1	1.450%	9/21/20	225	225
5	Volkswagen Auto Loan Enhanced Trust 2014-2	0.950%	4/22/19	160	160
5	Volkswagen Auto Loan Enhanced Trust 2014-2	1.390%	5/20/21	200	200
5	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	225	229
5	Wells Fargo Commercial Mortgage Trust 2014-LC16	2.819%	8/15/50	125	127
5	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.477%	8/15/50	100	105
5	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.817%	8/15/50	1,300	1,369
5	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.020%	8/15/50	50	52
5	Wells Fargo Commercial Mortgage Trust 2014-LC18	2.954%	12/15/47	250	256
5	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.271%	12/15/47	300	308
5	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	400	410
5	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.808%	12/15/47	200	207
5	Wells Fargo Commercial Mortgage Trust 2015-C26	2.991%	2/15/48	400	409
5	Wells Fargo Commercial Mortgage Trust 2015-C26	3.166%	2/15/48	200	202
5	Wells Fargo Commercial Mortgage Trust 2015-C26	3.580%	2/15/48	175	180
5	Wells Fargo Commercial Mortgage Trust 2015-C27	3.190%	2/15/48	1,025	1,036
5	Wells Fargo Commercial Mortgage Trust 2015-C28	3.540%	5/15/48	625	645
5	Wells Fargo Commercial Mortgage Trust 2015-C28	3.872%	5/15/48	117	122
5	Wells Fargo Commercial Mortgage Trust 2015-C29	3.400%	6/15/48	425	443
5	Wells Fargo Commercial Mortgage Trust 2015-C29	3.637%	6/15/48	625	652
5	Wells Fargo Commercial Mortgage Trust 2015-LC20	2.978%	4/15/50	112	114
5	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.184%	4/15/50	1,053	1,062
5	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.719%	4/15/50	200	201
5	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.571%	9/15/58	175	184
5	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%	9/15/58	275	290
5	Wells Fargo Commercial Mortgage Trust 2015-LC22	4.207%	9/15/58	225	238
5	Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.632%	5/15/48	175	177

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.934%	5/15/48	125	128
5	Wells Fargo Commercial Mortgage Trust 2015-NXS1	3.148%	5/15/48	175	176
5	Wells Fargo Commercial Mortgage Trust 2015-P2	3.656%	12/15/48	325	341
5	Wells Fargo Commercial Mortgage Trust 2015-P2	3.809%	12/15/48	200	211
5	Wells Fargo Commercial Mortgage Trust 2015-SG1	3.789%	9/15/48	770	809
5	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.652%	8/15/49	525	507
5	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	218	225
5	Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	475	492
5	Wells Fargo Commercial Mortgage Trust 2016-C33	3.426%	3/15/59	150	154
5	Wells Fargo Commercial Mortgage Trust 2016-C34	3.096%	6/15/49	325	324
5	Wells Fargo Commercial Mortgage Trust 2016-C37	3.794%	12/15/49	325	342
5	Wells Fargo Commercial Mortgage Trust 2016-LC24	2.825%	10/15/49	350	351
5	Wells Fargo Commercial Mortgage Trust 2016-LC24	2.942%	10/15/49	614	604
5	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453%	7/15/50	854	874
5	Wells Fargo Commercial Mortgage Trust 2017-C38	3.665%	7/15/50	242	248
5	Wells Fargo Commercial Mortgage Trust 2017-RB1	3.635%	3/15/50	1,200	1,247
5	Wells Fargo Commercial Mortgage Trust 2017-RC1	3.631%	1/15/60	1,500	1,554
5	WFRBS Commercial Mortgage Trust 2012-C10	2.875%	12/15/45	600	607
5	WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	450	468
5	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	300	312
5	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	250	263
5	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	175	179
5	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	365	372
5	WFRBS Commercial Mortgage Trust 2013-C11	3.071%	3/15/45	251	257
5	WFRBS Commercial Mortgage Trust 2013-C12	3.198%	3/15/48	109	112
5	WFRBS Commercial Mortgage Trust 2013-C12	3.560%	3/15/48	52	54
5	WFRBS Commercial Mortgage Trust 2013-C13	3.001%	5/15/45	222	225
5	WFRBS Commercial Mortgage Trust 2013-C13	3.345%	5/15/45	44	45
5	WFRBS Commercial Mortgage Trust 2013-C14	3.337%	6/15/46	400	412
5	WFRBS Commercial Mortgage Trust 2013-C14	3.488%	6/15/46	200	205
5	WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	160	168
5	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	650	699
5	WFRBS Commercial Mortgage Trust 2013-C15	4.358%	8/15/46	160	171
5	WFRBS Commercial Mortgage Trust 2013-C16	3.223%	9/15/46	290	294
5	WFRBS Commercial Mortgage Trust 2013-C16	3.963%	9/15/46	180	191
5	WFRBS Commercial Mortgage Trust 2013-C16	4.415%	9/15/46	180	196
5	WFRBS Commercial Mortgage Trust 2013-C16	4.668%	9/15/46	290	315
5	WFRBS Commercial Mortgage Trust 2013-C17	2.921%	12/15/46	100	101
5	WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	100	105
5	WFRBS Commercial Mortgage Trust 2013-C17	4.023%	12/15/46	100	107
5	WFRBS Commercial Mortgage Trust 2013-C17	4.255%	12/15/46	100	106
5	WFRBS Commercial Mortgage Trust 2013-C17	4.788%	12/15/46	100	107
5	WFRBS Commercial Mortgage Trust 2013-C18	3.027%	12/15/46	100	101
5	WFRBS Commercial Mortgage Trust 2013-C18	3.651%	12/15/46	200	209
5	WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	1,436	1,547
5	WFRBS Commercial Mortgage Trust 2013-C18	4.387%	12/15/46	50	54
5	WFRBS Commercial Mortgage Trust 2013-C18	4.817%	12/15/46	75	82
5	WFRBS Commercial Mortgage Trust 2013-UBS1	2.927%	3/15/46	250	253
5	WFRBS Commercial Mortgage Trust 2013-UBS1	3.591%	3/15/46	150	156
5	WFRBS Commercial Mortgage Trust 2013-UBS1	4.079%	3/15/46	175	187
5	WFRBS Commercial Mortgage Trust 2013-UBS1	4.780%	3/15/46	50	55
5	WFRBS Commercial Mortgage Trust 2014-C19	3.618%	3/15/47	50	53
5	WFRBS Commercial Mortgage Trust 2014-C19	3.660%	3/15/47	75	78
5	WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	175	188
5	WFRBS Commercial Mortgage Trust 2014-C19	4.723%	3/15/47	50	53
5	WFRBS Commercial Mortgage Trust 2014-C20	3.036%	5/15/47	100	102
5	WFRBS Commercial Mortgage Trust 2014-C20	3.638%	5/15/47	100	105
5	WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	125	133
5	WFRBS Commercial Mortgage Trust 2014-C20	4.176%	5/15/47	125	132
5	WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	425	445
5	WFRBS Commercial Mortgage Trust 2014-C22	3.752%	9/15/57	650	682
5	WFRBS Commercial Mortgage Trust 2014-C22	4.371%	9/15/57	100	103
5	WFRBS Commercial Mortgage Trust 2014-C23	3.636%	10/15/57	249	262
5	WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	125	133

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	WFRBS Commercial Mortgage Trust 2014-C23	4.210%	10/15/57	75	79
5	WFRBS Commercial Mortgage Trust 2014-LC14	2.862%	3/15/47	120	122
5	WFRBS Commercial Mortgage Trust 2014-LC14	3.522%	3/15/47	300	314
5	WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	725	773
5	WFRBS Commercial Mortgage Trust 2014-LC14	4.351%	3/15/47	300	319
5	World Omni Auto Receivables Trust 2013-B	1.320%	1/15/20	56	56
5	World Omni Auto Receivables Trust 2014-A	0.940%	4/15/19	22	22
5	World Omni Auto Receivables Trust 2014-A	1.530%	6/15/20	200	200
5	World Omni Auto Receivables Trust 2015-B	1.490%	12/15/20	200	200
5	World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	200	200
5	World Omni Automobile Lease Securitization Trust
	2015-A	1.540%	10/15/18	225	225

Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $336,006)					338,369

Corporate Bonds (11.1%)
Finance (3.4%)
	Banking (2.4%)
	American Express Co.	2.650%	12/2/22	1,500	1,498
	American Express Co.	3.625%	12/5/24	750	767
	American Express Co.	4.050%	12/3/42	121	124
	American Express Credit Corp.	2.125%	7/27/18	550	552
	American Express Credit Corp.	2.125%	3/18/19	2,200	2,207
	American Express Credit Corp.	1.875%	5/3/19	1,000	1,000
	American Express Credit Corp.	2.250%	8/15/19	300	303
	American Express Credit Corp.	2.200%	3/3/20	1,100	1,106
	American Express Credit Corp.	2.375%	5/26/20	1,485	1,498
	American Express Credit Corp.	2.600%	9/14/20	650	659
	American Express Credit Corp.	2.250%	5/5/21	735	732
	American Express Credit Corp.	2.700%	3/3/22	1,350	1,361
	American Express Credit Corp.	3.300%	5/3/27	2,850	2,855
	Australia & New Zealand Banking Group Ltd.	2.000%	11/16/18	800	802
	Australia & New Zealand Banking Group Ltd.	2.250%	6/13/19	300	303
	Australia & New Zealand Banking Group Ltd.	1.600%	7/15/19	250	248
	Australia & New Zealand Banking Group Ltd.	2.050%	9/23/19	300	300
	Australia & New Zealand Banking Group Ltd.	2.125%	8/19/20	1,000	999
	Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	800	810
	Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	2,300	2,287
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	300	300
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	1,000	999
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	750	787
	Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	950	967
	Bank of America Corp.	2.600%	1/15/19	5,369	5,414
	Bank of America Corp.	5.490%	3/15/19	200	211
	Bank of America Corp.	2.650%	4/1/19	2,450	2,476
	Bank of America Corp.	7.625%	6/1/19	1,124	1,238
	Bank of America Corp.	2.250%	4/21/20	1,000	999
	Bank of America Corp.	5.625%	7/1/20	1,460	1,599
	Bank of America Corp.	2.625%	10/19/20	550	555
	Bank of America Corp.	2.151%	11/9/20	500	498
	Bank of America Corp.	5.875%	1/5/21	145	161
	Bank of America Corp.	2.625%	4/19/21	2,090	2,095
	Bank of America Corp.	5.000%	5/13/21	1,205	1,315
	Bank of America Corp.	5.700%	1/24/22	500	563
	Bank of America Corp.	2.503%	10/21/22	1,300	1,280
	Bank of America Corp.	3.300%	1/11/23	5,400	5,505
5	Bank of America Corp.	3.124%	1/20/23	410	415
5	Bank of America Corp.	2.881%	4/24/23	6,375	6,379
	Bank of America Corp.	4.100%	7/24/23	1,000	1,057
	Bank of America Corp.	4.125%	1/22/24	1,400	1,478
	Bank of America Corp.	4.000%	4/1/24	1,750	1,832
	Bank of America Corp.	4.200%	8/26/24	2,500	2,589
	Bank of America Corp.	4.000%	1/22/25	4,240	4,306
	Bank of America Corp.	3.950%	4/21/25	1,500	1,518

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Bank of America Corp.	3.875%	8/1/25	2,500	2,583
	Bank of America Corp.	4.450%	3/3/26	725	755
	Bank of America Corp.	4.250%	10/22/26	1,225	1,258
	Bank of America Corp.	3.248%	10/21/27	1,000	963
	Bank of America Corp.	4.183%	11/25/27	1,200	1,218
5	Bank of America Corp.	3.824%	1/20/28	1,900	1,934
5	Bank of America Corp.	3.705%	4/24/28	1,525	1,532
	Bank of America Corp.	6.110%	1/29/37	910	1,111
5	Bank of America Corp.	4.244%	4/24/38	1,525	1,579
	Bank of America Corp.	7.750%	5/14/38	2,000	2,897
	Bank of America Corp.	5.875%	2/7/42	1,150	1,435
	Bank of America Corp.	5.000%	1/21/44	5,200	5,896
	Bank of America Corp.	4.875%	4/1/44	550	618
	Bank of America Corp.	4.750%	4/21/45	350	369
5	Bank of America Corp.	4.443%	1/20/48	500	528
	Bank of America NA	2.050%	12/7/18	1,000	1,003
	Bank of America NA	6.000%	10/15/36	350	436
	Bank of Montreal	1.800%	7/31/18	1,000	1,002
	Bank of Montreal	1.350%	8/28/18	225	224
	Bank of Montreal	2.375%	1/25/19	750	756
	Bank of Montreal	1.500%	7/18/19	1,200	1,190
	Bank of Montreal	2.100%	12/12/19	675	677
	Bank of Montreal	2.100%	6/15/20	800	800
	Bank of Montreal	1.900%	8/27/21	1,500	1,474
	Bank of Montreal	2.550%	11/6/22	450	450
	Bank of New York Mellon Corp.	2.100%	1/15/19	325	327
	Bank of New York Mellon Corp.	2.200%	3/4/19	225	226
	Bank of New York Mellon Corp.	5.450%	5/15/19	350	372
	Bank of New York Mellon Corp.	2.300%	9/11/19	1,900	1,912
	Bank of New York Mellon Corp.	4.600%	1/15/20	400	424
	Bank of New York Mellon Corp.	2.600%	8/17/20	300	304
	Bank of New York Mellon Corp.	2.450%	11/27/20	750	756
	Bank of New York Mellon Corp.	2.050%	5/3/21	2,000	1,979
	Bank of New York Mellon Corp.	3.550%	9/23/21	625	652
	Bank of New York Mellon Corp.	2.600%	2/7/22	1,500	1,508
5	Bank of New York Mellon Corp.	2.661%	5/16/23	775	776
	Bank of New York Mellon Corp.	2.200%	8/16/23	825	799
	Bank of New York Mellon Corp.	3.650%	2/4/24	150	157
	Bank of New York Mellon Corp.	3.250%	9/11/24	600	611
	Bank of New York Mellon Corp.	2.800%	5/4/26	1,200	1,171
	Bank of New York Mellon Corp.	2.450%	8/17/26	500	475
	Bank of New York Mellon Corp.	3.250%	5/16/27	1,500	1,511
5	Bank of New York Mellon Corp.	3.442%	2/7/28	1,200	1,215
	Bank of New York Mellon Corp.	3.000%	10/30/28	1,000	964
	Bank of Nova Scotia	2.050%	10/30/18	450	452
	Bank of Nova Scotia	1.950%	1/15/19	625	626
	Bank of Nova Scotia	2.050%	6/5/19	550	551
	Bank of Nova Scotia	1.650%	6/14/19	300	299
	Bank of Nova Scotia	4.375%	1/13/21	105	112
	Bank of Nova Scotia	2.450%	3/22/21	3,100	3,112
	Bank of Nova Scotia	2.800%	7/21/21	1,375	1,396
	Bank of Nova Scotia	4.500%	12/16/25	1,250	1,315
	Barclays Bank plc	5.140%	10/14/20	105	113
	Barclays plc	2.750%	11/8/19	475	478
	Barclays plc	2.875%	6/8/20	1,750	1,766
	Barclays plc	3.250%	1/12/21	1,000	1,015
	Barclays plc	3.200%	8/10/21	850	862
	Barclays plc	3.684%	1/10/23	2,000	2,043
	Barclays plc	4.375%	9/11/24	950	965
	Barclays plc	3.650%	3/16/25	3,000	2,990
	Barclays plc	4.375%	1/12/26	1,200	1,245
	Barclays plc	5.200%	5/12/26	1,600	1,676
	Barclays plc	4.337%	1/10/28	2,000	2,061
	Barclays plc	5.250%	8/17/45	450	503

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Barclays plc	4.950%	1/10/47	1,000	1,068
	BB&T Corp.	1.450%	1/12/18	550	550
	BB&T Corp.	2.050%	6/19/18	350	351
	BB&T Corp.	2.250%	2/1/19	200	201
	BB&T Corp.	6.850%	4/30/19	2,125	2,310
	BB&T Corp.	2.050%	5/10/21	800	793
	BB&T Corp.	2.750%	4/1/22	750	758
	Bear Stearns Cos. LLC	4.650%	7/2/18	40	41
	BNP Paribas SA	2.700%	8/20/18	150	152
	BNP Paribas SA	2.400%	12/12/18	875	881
	BNP Paribas SA	2.450%	3/17/19	600	606
	BNP Paribas SA	2.375%	5/21/20	1,000	1,009
	BNP Paribas SA	5.000%	1/15/21	2,810	3,062
	BNP Paribas SA	3.250%	3/3/23	675	695
	BNP Paribas SA	4.250%	10/15/24	500	521
	BPCE SA	2.500%	12/10/18	650	654
	BPCE SA	2.500%	7/15/19	700	706
	BPCE SA	2.250%	1/27/20	675	675
	BPCE SA	2.650%	2/3/21	825	829
	BPCE SA	2.750%	12/2/21	500	505
8	BPCE SA	3.000%	5/22/22	1,000	1,007
	BPCE SA	4.000%	4/15/24	1,200	1,263
	BPCE SA	3.375%	12/2/26	250	252
	Branch Banking & Trust Co.	1.450%	5/10/19	650	645
	Branch Banking & Trust Co.	2.100%	1/15/20	600	602
	Branch Banking & Trust Co.	3.625%	9/16/25	2,600	2,698
	Branch Banking & Trust Co.	3.800%	10/30/26	400	419
	Canadian Imperial Bank of Commerce	1.600%	9/6/19	700	695
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	1,700	1,698
	Capital One Bank USA NA	2.150%	11/21/18	300	301
	Capital One Bank USA NA	2.300%	6/5/19	900	902
	Capital One Bank USA NA	8.800%	7/15/19	625	702
	Capital One Bank USA NA	3.375%	2/15/23	1,140	1,147
	Capital One Financial Corp.	2.450%	4/24/19	1,800	1,810
	Capital One Financial Corp.	2.500%	5/12/20	900	903
	Capital One Financial Corp.	4.750%	7/15/21	280	301
	Capital One Financial Corp.	3.050%	3/9/22	675	679
	Capital One Financial Corp.	3.500%	6/15/23	82	83
	Capital One Financial Corp.	3.750%	4/24/24	1,000	1,023
	Capital One Financial Corp.	4.200%	10/29/25	500	503
	Capital One Financial Corp.	3.750%	7/28/26	250	243
	Capital One Financial Corp.	3.750%	3/9/27	1,075	1,072
	Capital One NA	2.400%	9/5/19	350	351
	Capital One NA	1.850%	9/13/19	825	818
	Capital One NA	2.350%	1/31/20	1,000	1,001
	Capital One NA	2.950%	7/23/21	510	511
	Capital One NA	2.250%	9/13/21	675	661
	Citibank NA	2.100%	6/12/20	1,000	999
5,8	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	1,265	1,433
	Citigroup Inc.	2.150%	7/30/18	1,750	1,754
	Citigroup Inc.	2.500%	9/26/18	1,825	1,836
	Citigroup Inc.	2.050%	12/7/18	4,850	4,857
	Citigroup Inc.	2.550%	4/8/19	225	227
	Citigroup Inc.	2.050%	6/7/19	650	650
	Citigroup Inc.	2.500%	7/29/19	575	580
	Citigroup Inc.	2.450%	1/10/20	1,300	1,306
	Citigroup Inc.	2.400%	2/18/20	675	678
	Citigroup Inc.	5.375%	8/9/20	470	511
	Citigroup Inc.	2.700%	3/30/21	2,650	2,666
	Citigroup Inc.	2.350%	8/2/21	600	594
	Citigroup Inc.	2.900%	12/8/21	2,000	2,018
	Citigroup Inc.	4.500%	1/14/22	2,000	2,145
	Citigroup Inc.	4.050%	7/30/22	5,425	5,668
	Citigroup Inc.	3.500%	5/15/23	475	481

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Citigroup Inc.	3.875%	10/25/23	725	756
	Citigroup Inc.	3.750%	6/16/24	2,975	3,074
	Citigroup Inc.	4.000%	8/5/24	725	744
	Citigroup Inc.	3.875%	3/26/25	1,100	1,107
	Citigroup Inc.	3.300%	4/27/25	675	672
	Citigroup Inc.	4.400%	6/10/25	4,475	4,657
	Citigroup Inc.	5.500%	9/13/25	1,000	1,110
	Citigroup Inc.	3.700%	1/12/26	1,500	1,518
	Citigroup Inc.	4.600%	3/9/26	975	1,022
	Citigroup Inc.	3.400%	5/1/26	975	964
	Citigroup Inc.	3.200%	10/21/26	2,300	2,228
	Citigroup Inc.	4.300%	11/20/26	1,250	1,281
	Citigroup Inc.	4.450%	9/29/27	2,275	2,358
5	Citigroup Inc.	3.887%	1/10/28	1,000	1,015
	Citigroup Inc.	6.625%	1/15/28	800	964
	Citigroup Inc.	4.125%	7/25/28	975	984
	Citigroup Inc.	6.000%	10/31/33	425	508
	Citigroup Inc.	6.125%	8/25/36	1,149	1,401
	Citigroup Inc.	8.125%	7/15/39	1,099	1,689
	Citigroup Inc.	5.875%	1/30/42	1,100	1,386
	Citigroup Inc.	5.300%	5/6/44	725	822
	Citigroup Inc.	4.650%	7/30/45	1,000	1,086
	Citigroup Inc.	4.750%	5/18/46	500	526
	Citizens Bank NA	1.600%	12/4/17	325	325
	Citizens Bank NA	2.300%	12/3/18	500	502
	Citizens Bank NA	2.500%	3/14/19	1,000	1,006
	Citizens Bank NA	2.450%	12/4/19	325	328
	Citizens Bank NA	2.250%	3/2/20	725	724
	Citizens Bank NA	2.200%	5/26/20	575	573
	Citizens Bank NA	2.650%	5/26/22	600	597
	Citizens Financial Group Inc.	4.300%	12/3/25	400	417
	Comerica Bank	4.000%	7/27/25	200	205
	Commonwealth Bank of Australia	1.900%	9/18/17	250	250
	Commonwealth Bank of Australia	2.500%	9/20/18	900	908
	Commonwealth Bank of Australia	1.750%	11/2/18	650	649
	Commonwealth Bank of Australia	2.250%	3/13/19	225	226
	Commonwealth Bank of Australia	2.050%	3/15/19	475	475
	Commonwealth Bank of Australia	2.300%	9/6/19	500	503
	Commonwealth Bank of Australia	2.400%	11/2/20	650	652
	Commonwealth Bank of Australia	2.550%	3/15/21	625	626
8	Commonwealth Bank of Australia	2.750%	3/10/22	2,000	2,019
	Compass Bank	1.850%	9/29/17	225	225
	Compass Bank	2.750%	9/29/19	225	227
	Compass Bank	2.875%	6/29/22	1,550	1,542
	Cooperatieve Rabobank UA	2.250%	1/14/19	1,000	1,006
	Cooperatieve Rabobank UA	2.250%	1/14/20	2,825	2,837
	Cooperatieve Rabobank UA	4.500%	1/11/21	635	682
	Cooperatieve Rabobank UA	2.500%	1/19/21	1,775	1,786
	Cooperatieve Rabobank UA	2.750%	1/10/22	300	304
	Cooperatieve Rabobank UA	3.875%	2/8/22	2,075	2,201
	Cooperatieve Rabobank UA	3.950%	11/9/22	1,975	2,062
	Cooperatieve Rabobank UA	4.625%	12/1/23	1,675	1,808
	Cooperatieve Rabobank UA	3.375%	5/21/25	1,025	1,055
	Cooperatieve Rabobank UA	4.375%	8/4/25	750	787
	Cooperatieve Rabobank UA	3.750%	7/21/26	1,300	1,297
	Cooperatieve Rabobank UA	5.250%	5/24/41	335	407
	Cooperatieve Rabobank UA	5.750%	12/1/43	700	857
	Cooperatieve Rabobank UA	5.250%	8/4/45	950	1,108
	Credit Suisse AG	2.300%	5/28/19	3,450	3,473
	Credit Suisse AG	5.300%	8/13/19	475	506
	Credit Suisse AG	5.400%	1/14/20	200	214
	Credit Suisse AG	3.000%	10/29/21	800	815
	Credit Suisse AG	3.625%	9/9/24	2,325	2,394
8	Credit Suisse Group AG	3.574%	1/9/23	1,500	1,537

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
8	Credit Suisse Group AG	4.282%	1/9/28	2,000	2,060
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	800	811
	Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	2,630	2,701
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	2,000	2,076
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	1,185	1,206
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	1,500	1,510
	Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	1,300	1,380
	Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	950	1,044
	Credit Suisse USA Inc.	7.125%	7/15/32	465	632
	Deutsche Bank AG	2.500%	2/13/19	650	652
	Deutsche Bank AG	2.850%	5/10/19	725	733
	Deutsche Bank AG	2.950%	8/20/20	400	402
	Deutsche Bank AG	3.125%	1/13/21	325	327
	Deutsche Bank AG	3.375%	5/12/21	1,150	1,164
	Deutsche Bank AG	4.250%	10/14/21	3,000	3,144
	Deutsche Bank AG	3.700%	5/30/24	875	873
	Deutsche Bank AG	4.100%	1/13/26	400	405
	Discover Bank	2.600%	11/13/18	1,200	1,209
	Discover Bank	7.000%	4/15/20	250	278
	Discover Bank	3.200%	8/9/21	350	357
	Discover Bank	4.250%	3/13/26	1,125	1,155
	Discover Bank	3.450%	7/27/26	500	485
	Discover Financial Services	3.850%	11/21/22	225	230
	Discover Financial Services	3.950%	11/6/24	350	354
	Discover Financial Services	3.750%	3/4/25	375	371
	Discover Financial Services	4.100%	2/9/27	1,300	1,302
	Fifth Third Bancorp	3.500%	3/15/22	825	854
	Fifth Third Bancorp	4.300%	1/16/24	475	500
	Fifth Third Bancorp	8.250%	3/1/38	710	1,057
	Fifth Third Bank	2.150%	8/20/18	500	502
	Fifth Third Bank	2.300%	3/15/19	500	502
	Fifth Third Bank	2.375%	4/25/19	600	604
	Fifth Third Bank	1.625%	9/27/19	500	495
	Fifth Third Bank	2.250%	6/14/21	500	497
	Fifth Third Bank	2.875%	10/1/21	1,435	1,460
	Fifth Third Bank	3.850%	3/15/26	1,500	1,527
	First Horizon National Corp.	3.500%	12/15/20	300	308
	First Niagara Financial Group Inc.	6.750%	3/19/20	725	809
	First Republic Bank	2.500%	6/6/22	400	398
	First Republic Bank	4.375%	8/1/46	200	197
	First Republic Bank	4.625%	2/13/47	375	384
	FirstMerit Bank NA	4.270%	11/25/26	450	465
	FirstMerit Corp.	4.350%	2/4/23	125	131
	Goldman Sachs Capital I	6.345%	2/15/34	900	1,114
	Goldman Sachs Group Inc.	2.900%	7/19/18	4,000	4,046
	Goldman Sachs Group Inc.	2.625%	1/31/19	1,600	1,617
	Goldman Sachs Group Inc.	7.500%	2/15/19	2,020	2,192
	Goldman Sachs Group Inc.	2.550%	10/23/19	4,250	4,287
	Goldman Sachs Group Inc.	2.300%	12/13/19	1,350	1,353
	Goldman Sachs Group Inc.	5.375%	3/15/20	1,310	1,413
	Goldman Sachs Group Inc.	2.600%	4/23/20	3,125	3,154
	Goldman Sachs Group Inc.	6.000%	6/15/20	2,590	2,852
	Goldman Sachs Group Inc.	2.750%	9/15/20	975	986
	Goldman Sachs Group Inc.	2.625%	4/25/21	500	500
	Goldman Sachs Group Inc.	5.250%	7/27/21	1,825	2,000
	Goldman Sachs Group Inc.	2.350%	11/15/21	2,000	1,976
	Goldman Sachs Group Inc.	5.750%	1/24/22	4,525	5,084
	Goldman Sachs Group Inc.	3.000%	4/26/22	2,225	2,242
	Goldman Sachs Group Inc.	3.625%	1/22/23	1,000	1,027
5	Goldman Sachs Group Inc.	2.908%	6/5/23	3,500	3,486
	Goldman Sachs Group Inc.	4.000%	3/3/24	3,400	3,554
	Goldman Sachs Group Inc.	3.850%	7/8/24	1,325	1,375
	Goldman Sachs Group Inc.	3.500%	1/23/25	5,825	5,867
	Goldman Sachs Group Inc.	3.750%	2/25/26	1,350	1,376

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Goldman Sachs Group Inc.	3.500%	11/16/26	2,665	2,640
	Goldman Sachs Group Inc.	5.950%	1/15/27	630	732
	Goldman Sachs Group Inc.	3.850%	1/26/27	1,900	1,927
5	Goldman Sachs Group Inc.	3.691%	6/5/28	1,900	1,910
	Goldman Sachs Group Inc.	6.125%	2/15/33	1,320	1,652
	Goldman Sachs Group Inc.	6.450%	5/1/36	1,125	1,411
	Goldman Sachs Group Inc.	6.750%	10/1/37	2,770	3,600
	Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,722
	Goldman Sachs Group Inc.	4.800%	7/8/44	2,975	3,286
	Goldman Sachs Group Inc.	5.150%	5/22/45	2,875	3,188
	Goldman Sachs Group Inc.	4.750%	10/21/45	500	552
	HSBC Bank USA NA	4.875%	8/24/20	950	1,018
	HSBC Bank USA NA	5.875%	11/1/34	675	820
	HSBC Bank USA NA	5.625%	8/15/35	625	753
	HSBC Bank USA NA	7.000%	1/15/39	650	906
	HSBC Holdings plc	3.400%	3/8/21	1,651	1,698
	HSBC Holdings plc	5.100%	4/5/21	3,560	3,865
	HSBC Holdings plc	2.950%	5/25/21	2,000	2,027
	HSBC Holdings plc	2.650%	1/5/22	1,800	1,793
	HSBC Holdings plc	4.875%	1/14/22	160	174
	HSBC Holdings plc	4.000%	3/30/22	765	807
5	HSBC Holdings plc	3.262%	3/13/23	1,300	1,323
	HSBC Holdings plc	3.600%	5/25/23	1,300	1,341
	HSBC Holdings plc	4.250%	3/14/24	1,000	1,030
	HSBC Holdings plc	4.250%	8/18/25	750	769
	HSBC Holdings plc	4.300%	3/8/26	4,070	4,308
	HSBC Holdings plc	3.900%	5/25/26	2,200	2,267
	HSBC Holdings plc	4.375%	11/23/26	1,000	1,032
5	HSBC Holdings plc	4.041%	3/13/28	2,000	2,070
	HSBC Holdings plc	7.625%	5/17/32	400	536
	HSBC Holdings plc	7.350%	11/27/32	400	521
	HSBC Holdings plc	6.500%	5/2/36	1,485	1,896
	HSBC Holdings plc	6.500%	9/15/37	2,160	2,786
	HSBC Holdings plc	6.800%	6/1/38	550	738
	HSBC Holdings plc	6.100%	1/14/42	200	260
	HSBC Holdings plc	5.250%	3/14/44	3,000	3,407
	HSBC USA Inc.	2.000%	8/7/18	975	977
	HSBC USA Inc.	2.625%	9/24/18	850	857
	HSBC USA Inc.	2.375%	11/13/19	1,300	1,307
	HSBC USA Inc.	2.350%	3/5/20	1,175	1,181
	HSBC USA Inc.	2.750%	8/7/20	500	508
	HSBC USA Inc.	5.000%	9/27/20	645	693
	Huntington Bancshares Inc.	2.600%	8/2/18	175	176
	Huntington Bancshares Inc.	7.000%	12/15/20	450	513
	Huntington Bancshares Inc.	3.150%	3/14/21	650	661
	Huntington Bancshares Inc.	2.300%	1/14/22	325	319
	Huntington National Bank	2.200%	11/6/18	500	501
	Huntington National Bank	2.375%	3/10/20	750	753
	Huntington National Bank	2.400%	4/1/20	250	251
	Huntington National Bank	2.875%	8/20/20	800	813
	ING Groep NV	3.150%	3/29/22	700	713
	ING Groep NV	3.950%	3/29/27	1,300	1,350
	Intesa Sanpaolo SPA	3.875%	1/15/19	1,600	1,645
	Intesa Sanpaolo SPA	5.250%	1/12/24	625	690
	JPMorgan Chase & Co.	2.350%	1/28/19	775	781
	JPMorgan Chase & Co.	1.850%	3/22/19	1,465	1,463
	JPMorgan Chase & Co.	6.300%	4/23/19	2,285	2,459
	JPMorgan Chase & Co.	2.250%	1/23/20	3,825	3,834
	JPMorgan Chase & Co.	2.750%	6/23/20	3,615	3,668
	JPMorgan Chase & Co.	4.400%	7/22/20	730	776
	JPMorgan Chase & Co.	4.250%	10/15/20	1,175	1,245
	JPMorgan Chase & Co.	2.550%	3/1/21	800	803
	JPMorgan Chase & Co.	4.625%	5/10/21	835	900
	JPMorgan Chase & Co.	2.400%	6/7/21	400	399

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	JPMorgan Chase & Co.	2.295%	8/15/21	550	547
	JPMorgan Chase & Co.	4.350%	8/15/21	1,005	1,074
	JPMorgan Chase & Co.	4.500%	1/24/22	2,675	2,896
	JPMorgan Chase & Co.	3.250%	9/23/22	2,425	2,481
	JPMorgan Chase & Co.	2.972%	1/15/23	1,650	1,665
	JPMorgan Chase & Co.	3.200%	1/25/23	4,625	4,708
5	JPMorgan Chase & Co.	2.776%	4/25/23	1,000	1,000
	JPMorgan Chase & Co.	3.375%	5/1/23	3,325	3,370
	JPMorgan Chase & Co.	2.700%	5/18/23	2,000	1,978
	JPMorgan Chase & Co.	3.875%	2/1/24	1,575	1,651
	JPMorgan Chase & Co.	3.625%	5/13/24	275	284
	JPMorgan Chase & Co.	3.875%	9/10/24	2,000	2,061
	JPMorgan Chase & Co.	3.125%	1/23/25	1,600	1,589
5	JPMorgan Chase & Co.	3.220%	3/1/25	2,480	2,477
	JPMorgan Chase & Co.	3.300%	4/1/26	6,800	6,749
	JPMorgan Chase & Co.	3.200%	6/15/26	1,125	1,109
	JPMorgan Chase & Co.	2.950%	10/1/26	950	917
	JPMorgan Chase & Co.	4.125%	12/15/26	6,475	6,692
	JPMorgan Chase & Co.	3.625%	12/1/27	1,000	990
5	JPMorgan Chase & Co.	3.782%	2/1/28	1,750	1,787
5	JPMorgan Chase & Co.	3.540%	5/1/28	2,500	2,514
	JPMorgan Chase & Co.	6.400%	5/15/38	2,410	3,222
	JPMorgan Chase & Co.	5.500%	10/15/40	1,250	1,527
	JPMorgan Chase & Co.	5.600%	7/15/41	950	1,179
	JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,458
	JPMorgan Chase & Co.	5.625%	8/16/43	900	1,082
	JPMorgan Chase & Co.	4.950%	6/1/45	250	278
5	JPMorgan Chase & Co.	4.260%	2/22/48	2,000	2,089
	JPMorgan Chase Bank NA	1.450%	9/21/18	145	145
	JPMorgan Chase Bank NA	1.650%	9/23/19	1,000	994
	KeyBank NA	1.700%	6/1/18	500	501
	KeyBank NA	2.350%	3/8/19	500	503
	KeyBank NA	2.500%	12/15/19	300	303
	KeyBank NA	2.250%	3/16/20	500	502
	KeyBank NA	2.500%	11/22/21	300	301
	KeyBank NA	2.400%	6/9/22	1,000	996
	KeyBank NA	3.300%	6/1/25	500	508
	KeyCorp	2.300%	12/13/18	400	402
	KeyCorp	5.100%	3/24/21	1,310	1,430
	Lloyds Bank plc	2.300%	11/27/18	800	805
	Lloyds Bank plc	2.400%	3/17/20	125	126
	Lloyds Bank plc	6.375%	1/21/21	1,875	2,116
	Lloyds Banking Group plc	3.000%	1/11/22	1,200	1,211
	Lloyds Banking Group plc	4.500%	11/4/24	1,000	1,041
	Lloyds Banking Group plc	4.582%	12/10/25	3,050	3,160
	Lloyds Banking Group plc	3.750%	1/11/27	1,000	1,006
	Lloyds Banking Group plc	5.300%	12/1/45	200	227
	Manufacturers & Traders Trust Co.	2.300%	1/30/19	1,550	1,561
	Manufacturers & Traders Trust Co.	2.250%	7/25/19	800	805
	Manufacturers & Traders Trust Co.	2.100%	2/6/20	475	475
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	1,425	1,413
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	2,550	2,586
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	1,750	1,725
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	750	760
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	200	195
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	1,800	1,881
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	700	673
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	3,300	3,402
	Mizuho Financial Group Inc.	2.953%	2/28/22	500	502
	Morgan Stanley	2.200%	12/7/18	500	502
	Morgan Stanley	2.500%	1/24/19	1,675	1,687
	Morgan Stanley	7.300%	5/13/19	1,390	1,520
	Morgan Stanley	2.375%	7/23/19	2,500	2,517
	Morgan Stanley	5.625%	9/23/19	1,715	1,841

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Morgan Stanley	5.500%	1/26/20	525	566
	Morgan Stanley	2.650%	1/27/20	1,600	1,615
	Morgan Stanley	2.800%	6/16/20	3,600	3,650
	Morgan Stanley	5.500%	7/24/20	650	709
	Morgan Stanley	5.750%	1/25/21	1,335	1,476
	Morgan Stanley	2.500%	4/21/21	1,600	1,592
	Morgan Stanley	5.500%	7/28/21	1,575	1,746
	Morgan Stanley	2.625%	11/17/21	2,200	2,194
	Morgan Stanley	2.750%	5/19/22	4,100	4,089
	Morgan Stanley	4.875%	11/1/22	875	949
	Morgan Stanley	3.750%	2/25/23	4,000	4,153
	Morgan Stanley	4.100%	5/22/23	2,025	2,107
	Morgan Stanley	3.875%	4/29/24	4,700	4,884
	Morgan Stanley	3.700%	10/23/24	2,550	2,616
	Morgan Stanley	4.000%	7/23/25	1,900	1,984
	Morgan Stanley	5.000%	11/24/25	1,000	1,083
	Morgan Stanley	3.875%	1/27/26	1,800	1,851
	Morgan Stanley	3.125%	7/27/26	3,150	3,052
	Morgan Stanley	6.250%	8/9/26	775	926
	Morgan Stanley	4.350%	9/8/26	2,780	2,886
	Morgan Stanley	3.625%	1/20/27	2,275	2,283
	Morgan Stanley	3.950%	4/23/27	745	750
	Morgan Stanley	7.250%	4/1/32	705	965
	Morgan Stanley	6.375%	7/24/42	1,200	1,597
	Morgan Stanley	4.300%	1/27/45	2,500	2,585
	Morgan Stanley	4.375%	1/22/47	1,500	1,562
	MUFG Americas Holdings Corp.	2.250%	2/10/20	750	749
	MUFG Americas Holdings Corp.	3.500%	6/18/22	275	283
	MUFG Americas Holdings Corp.	3.000%	2/10/25	350	344
	MUFG Union Bank NA	2.625%	9/26/18	1,200	1,209
	MUFG Union Bank NA	2.250%	5/6/19	300	301
	National Australia Bank Ltd.	2.300%	7/25/18	750	755
	National Australia Bank Ltd.	2.000%	1/14/19	300	301
	National Australia Bank Ltd.	1.375%	7/12/19	650	642
	National Australia Bank Ltd.	2.125%	5/22/20	3,500	3,497
	National Australia Bank Ltd.	2.625%	1/14/21	200	201
	National Australia Bank Ltd.	1.875%	7/12/21	650	636
	National Australia Bank Ltd.	2.800%	1/10/22	1,000	1,012
	National Australia Bank Ltd.	2.500%	5/22/22	1,800	1,789
	National Australia Bank Ltd.	3.000%	1/20/23	325	328
	National Australia Bank Ltd.	3.375%	1/14/26	150	152
	National Australia Bank Ltd.	2.500%	7/12/26	950	895
	National Bank of Canada	1.450%	11/7/17	225	225
	National Bank of Canada	2.150%	6/12/20	1,000	999
	National City Corp.	6.875%	5/15/19	310	336
	Northern Trust Co.	6.500%	8/15/18	75	79
	Northern Trust Corp.	3.450%	11/4/20	300	312
	Northern Trust Corp.	2.375%	8/2/22	825	823
	Northern Trust Corp.	3.950%	10/30/25	525	556
5	Northern Trust Corp.	3.375%	5/8/32	275	275
	People's United Bank NA	4.000%	7/15/24	275	277
	People's United Financial Inc.	3.650%	12/6/22	350	358
	PNC Bank NA	1.850%	7/20/18	500	500
	PNC Bank NA	1.800%	11/5/18	1,000	1,001
	PNC Bank NA	1.700%	12/7/18	400	400
	PNC Bank NA	1.950%	3/4/19	300	300
	PNC Bank NA	2.250%	7/2/19	600	603
	PNC Bank NA	1.450%	7/29/19	200	198
	PNC Bank NA	2.400%	10/18/19	600	605
	PNC Bank NA	2.000%	5/19/20	600	599
	PNC Bank NA	2.300%	6/1/20	630	633
	PNC Bank NA	2.600%	7/21/20	270	273
	PNC Bank NA	2.450%	11/5/20	800	806
	PNC Bank NA	2.150%	4/29/21	650	643

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	PNC Bank NA	2.550%	12/9/21	2,400	2,410
	PNC Bank NA	2.625%	2/17/22	2,000	2,012
	PNC Bank NA	2.950%	1/30/23	1,100	1,109
	PNC Bank NA	3.800%	7/25/23	700	732
	PNC Bank NA	3.300%	10/30/24	350	358
	PNC Bank NA	2.950%	2/23/25	750	747
	PNC Bank NA	3.250%	6/1/25	575	584
	PNC Bank NA	4.200%	11/1/25	825	885
	PNC Financial Services Group Inc.	2.854%	11/9/22	1,800	1,813
	PNC Financial Services Group Inc.	3.900%	4/29/24	575	602
	PNC Financial Services Group Inc.	3.150%	5/19/27	1,000	993
	PNC Funding Corp.	6.700%	6/10/19	50	54
	PNC Funding Corp.	5.125%	2/8/20	770	828
	PNC Funding Corp.	4.375%	8/11/20	800	852
	PNC Funding Corp.	3.300%	3/8/22	1,680	1,741
	Regions Bank	6.450%	6/26/37	500	600
	Regions Financial Corp.	3.200%	2/8/21	200	204
	Royal Bank of Canada	2.200%	7/27/18	2,375	2,390
	Royal Bank of Canada	1.800%	7/30/18	1,000	1,001
	Royal Bank of Canada	1.500%	7/29/19	1,250	1,241
	Royal Bank of Canada	2.125%	3/2/20	2,000	2,006
	Royal Bank of Canada	2.350%	10/30/20	950	956
	Royal Bank of Canada	2.500%	1/19/21	800	807
	Royal Bank of Canada	2.750%	2/1/22	1,400	1,425
	Royal Bank of Canada	4.650%	1/27/26	750	806
5	Royal Bank of Scotland Group plc	3.498%	5/15/23	2,400	2,412
	Royal Bank of Scotland Group plc	3.875%	9/12/23	2,500	2,550
	Royal Bank of Scotland Group plc	4.800%	4/5/26	225	238
	Santander Holdings USA Inc.	3.450%	8/27/18	625	633
	Santander Holdings USA Inc.	2.700%	5/24/19	1,225	1,234
	Santander Holdings USA Inc.	2.650%	4/17/20	250	250
8	Santander Holdings USA Inc.	3.700%	3/28/22	2,000	2,014
	Santander Holdings USA Inc.	4.500%	7/17/25	500	513
	Santander Issuances SAU	5.179%	11/19/25	1,700	1,820
	Santander UK Group Holdings plc	2.875%	10/16/20	975	987
	Santander UK Group Holdings plc	3.125%	1/8/21	800	810
	Santander UK Group Holdings plc	2.875%	8/5/21	825	825
	Santander UK Group Holdings plc	3.571%	1/10/23	700	712
	Santander UK plc	3.050%	8/23/18	525	532
	Santander UK plc	2.500%	3/14/19	3,150	3,177
	Santander UK plc	2.350%	9/10/19	675	678
	Santander UK plc	2.375%	3/16/20	750	753
	Santander UK plc	4.000%	3/13/24	1,200	1,263
	Skandinaviska Enskilda Banken AB	2.300%	3/11/20	500	502
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	1,000	1,007
	Skandinaviska Enskilda Banken AB	1.875%	9/13/21	2,500	2,449
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	500	506
	Societe Generale SA	2.625%	10/1/18	750	756
	State Street Corp.	4.375%	3/7/21	615	657
	State Street Corp.	1.950%	5/19/21	500	493
5	State Street Corp.	2.653%	5/15/23	2,000	2,001
	State Street Corp.	3.100%	5/15/23	400	404
	State Street Corp.	3.300%	12/16/24	1,000	1,029
	State Street Corp.	3.550%	8/18/25	385	400
	State Street Corp.	2.650%	5/19/26	500	483
	Sumitomo Mitsui Banking Corp.	1.950%	7/23/18	3,000	3,008
	Sumitomo Mitsui Banking Corp.	1.762%	10/19/18	400	399
	Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	525	529
	Sumitomo Mitsui Banking Corp.	1.966%	1/11/19	1,000	1,000
	Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	650	653
	Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	300	299
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	325	333
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	75	79
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	725	768

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	925	949
	Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	1,275	1,294
	Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	975	958
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	1,275	1,269
	Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	1,000	1,009
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	975	1,013
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	1,800	1,710
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	650	636
	SunTrust Bank	2.250%	1/31/20	1,500	1,501
	SunTrust Bank	2.750%	5/1/23	250	249
	SunTrust Bank	3.300%	5/15/26	725	709
	SunTrust Banks Inc.	2.350%	11/1/18	475	478
	SunTrust Banks Inc.	2.500%	5/1/19	1,000	1,009
	SunTrust Banks Inc.	2.900%	3/3/21	300	304
	SunTrust Banks Inc.	2.700%	1/27/22	500	501
	SVB Financial Group	3.500%	1/29/25	225	221
	Svenska Handelsbanken AB	2.500%	1/25/19	775	783
	Svenska Handelsbanken AB	2.250%	6/17/19	850	855
	Svenska Handelsbanken AB	1.500%	9/6/19	925	915
	Svenska Handelsbanken AB	2.450%	3/30/21	650	652
	Svenska Handelsbanken AB	1.875%	9/7/21	925	905
	Synchrony Bank	3.000%	6/15/22	350	348
	Synchrony Financial	2.600%	1/15/19	650	653
	Synchrony Financial	3.000%	8/15/19	200	202
	Synchrony Financial	2.700%	2/3/20	1,050	1,054
	Synchrony Financial	3.750%	8/15/21	300	307
	Synchrony Financial	4.250%	8/15/24	3,500	3,573
	Synchrony Financial	3.700%	8/4/26	500	482
	Toronto-Dominion Bank	1.750%	7/23/18	1,550	1,555
	Toronto-Dominion Bank	2.125%	7/2/19	500	503
	Toronto-Dominion Bank	1.450%	8/13/19	650	644
	Toronto-Dominion Bank	2.250%	11/5/19	1,350	1,361
	Toronto-Dominion Bank	2.500%	12/14/20	1,900	1,922
	Toronto-Dominion Bank	2.125%	4/7/21	2,000	1,994
	Toronto-Dominion Bank	1.800%	7/13/21	650	638
5	Toronto-Dominion Bank	3.625%	9/15/31	500	495
	UBS AG	2.375%	8/14/19	2,380	2,398
	UBS AG	2.350%	3/26/20	350	352
	UBS AG	4.875%	8/4/20	250	270
	US Bancorp	2.200%	4/25/19	1,100	1,109
	US Bancorp	2.350%	1/29/21	600	603
	US Bancorp	4.125%	5/24/21	915	979
	US Bancorp	2.625%	1/24/22	2,000	2,019
	US Bancorp	3.000%	3/15/22	575	596
	US Bancorp	2.950%	7/15/22	375	381
	US Bancorp	3.600%	9/11/24	150	156
	US Bancorp	3.100%	4/27/26	1,500	1,484
	US Bancorp	3.150%	4/27/27	950	950
	US Bank NA	1.400%	4/26/19	500	497
	US Bank NA	2.125%	10/28/19	1,000	1,006
	US Bank NA	2.000%	1/24/20	1,000	1,003
	US Bank NA	2.800%	1/27/25	1,050	1,040
	Wachovia Bank NA	5.850%	2/1/37	425	528
	Wachovia Corp.	6.605%	10/1/25	1,000	1,194
	Wachovia Corp.	7.500%	4/15/35	150	203
	Wachovia Corp.	5.500%	8/1/35	200	231
	Wachovia Corp.	6.550%	10/15/35	100	123
	Wells Fargo & Co.	2.150%	1/15/19	750	753
	Wells Fargo & Co.	2.600%	7/22/20	2,150	2,180
	Wells Fargo & Co.	2.550%	12/7/20	1,500	1,512
	Wells Fargo & Co.	3.000%	1/22/21	2,050	2,093
	Wells Fargo & Co.	4.600%	4/1/21	6,310	6,794
	Wells Fargo & Co.	2.100%	7/26/21	3,300	3,251
	Wells Fargo & Co.	3.500%	3/8/22	1,600	1,662

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Wells Fargo & Co.	3.069%	1/24/23	3,300	3,337
	Wells Fargo & Co.	3.450%	2/13/23	2,675	2,729
	Wells Fargo & Co.	4.125%	8/15/23	1,550	1,636
	Wells Fargo & Co.	3.000%	2/19/25	575	566
	Wells Fargo & Co.	3.550%	9/29/25	1,700	1,729
	Wells Fargo & Co.	3.000%	4/22/26	4,025	3,918
	Wells Fargo & Co.	4.100%	6/3/26	5,175	5,339
	Wells Fargo & Co.	3.000%	10/23/26	2,275	2,208
	Wells Fargo & Co.	4.300%	7/22/27	1,300	1,359
5	Wells Fargo & Co.	3.584%	5/22/28	5,000	5,051
	Wells Fargo & Co.	5.375%	11/2/43	1,000	1,152
	Wells Fargo & Co.	5.606%	1/15/44	1,500	1,776
	Wells Fargo & Co.	4.650%	11/4/44	1,225	1,289
	Wells Fargo & Co.	3.900%	5/1/45	2,350	2,345
	Wells Fargo & Co.	4.900%	11/17/45	1,300	1,420
	Wells Fargo & Co.	4.400%	6/14/46	1,300	1,312
	Wells Fargo & Co.	4.750%	12/7/46	3,500	3,730
	Wells Fargo Bank NA	1.750%	5/24/19	975	973
	Wells Fargo Bank NA	2.150%	12/6/19	2,000	2,007
	Wells Fargo Bank NA	5.950%	8/26/36	550	694
	Wells Fargo Bank NA	6.600%	1/15/38	605	826
5	Wells Fargo Capital X	5.950%	12/1/86	425	478
	Westpac Banking Corp.	1.950%	11/23/18	1,000	1,001
	Westpac Banking Corp.	2.250%	1/17/19	875	879
	Westpac Banking Corp.	1.650%	5/13/19	725	721
	Westpac Banking Corp.	1.600%	8/19/19	1,225	1,214
	Westpac Banking Corp.	4.875%	11/19/19	930	990
	Westpac Banking Corp.	2.150%	3/6/20	3,000	3,006
	Westpac Banking Corp.	2.600%	11/23/20	975	986
	Westpac Banking Corp.	2.100%	5/13/21	3,100	3,068
	Westpac Banking Corp.	2.000%	8/19/21	1,000	985
	Westpac Banking Corp.	2.500%	6/28/22	2,400	2,386
	Westpac Banking Corp.	2.850%	5/13/26	2,450	2,377
	Westpac Banking Corp.	2.700%	8/19/26	650	624
	Westpac Banking Corp.	3.350%	3/8/27	1,800	1,804
5	Westpac Banking Corp.	4.322%	11/23/31	2,000	2,045
	Brokerage (0.1%)
	Affiliated Managers Group Inc.	4.250%	2/15/24	350	363
	Affiliated Managers Group Inc.	3.500%	8/1/25	750	731
	Ameriprise Financial Inc.	7.300%	6/28/19	200	220
	Ameriprise Financial Inc.	5.300%	3/15/20	125	135
	Ameriprise Financial Inc.	4.000%	10/15/23	825	881
	Ameriprise Financial Inc.	3.700%	10/15/24	350	366
	Apollo Investment Corp.	5.250%	3/3/25	200	200
	BGC Partners Inc.	5.375%	12/9/19	175	184
	BGC Partners Inc.	5.125%	5/27/21	200	211
	BlackRock Inc.	5.000%	12/10/19	475	510
	BlackRock Inc.	4.250%	5/24/21	475	510
	BlackRock Inc.	3.375%	6/1/22	700	728
	BlackRock Inc.	3.500%	3/18/24	1,000	1,051
	BlackRock Inc.	3.200%	3/15/27	600	606
	Brookfield Asset Management Inc.	4.000%	1/15/25	550	558
	Brookfield Finance Inc.	4.250%	6/2/26	150	154
	Brookfield Finance LLC	4.000%	4/1/24	575	588
	CBOE Holdings Inc.	1.950%	6/28/19	250	250
	CBOE Holdings Inc.	3.650%	1/12/27	440	446
	Charles Schwab Corp.	3.225%	9/1/22	1,225	1,253
	Charles Schwab Corp.	3.200%	3/2/27	1,100	1,103
	CME Group Inc.	3.000%	9/15/22	875	894
	CME Group Inc.	3.000%	3/15/25	300	302
	CME Group Inc.	5.300%	9/15/43	425	529
	E*TRADE Financial Corp.	5.375%	11/15/22	350	367
	E*TRADE Financial Corp.	4.625%	9/15/23	300	310

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Eaton Vance Corp.	3.625%	6/15/23	200	206
	Eaton Vance Corp.	3.500%	4/6/27	300	302
	Franklin Resources Inc.	4.625%	5/20/20	225	240
	Franklin Resources Inc.	2.800%	9/15/22	575	580
	Franklin Resources Inc.	2.850%	3/30/25	125	124
	Intercontinental Exchange Inc.	2.500%	10/15/18	425	429
	Intercontinental Exchange Inc.	2.750%	12/1/20	1,200	1,222
	Intercontinental Exchange Inc.	4.000%	10/15/23	350	368
	Intercontinental Exchange Inc.	3.750%	12/1/25	1,000	1,046
	Invesco Finance plc	3.125%	11/30/22	500	505
	Invesco Finance plc	4.000%	1/30/24	650	688
	Invesco Finance plc	5.375%	11/30/43	900	1,063
	Janus Capital Group Inc.	4.875%	8/1/25	250	269
	Jefferies Group LLC	8.500%	7/15/19	455	509
	Jefferies Group LLC	6.875%	4/15/21	620	704
	Jefferies Group LLC	5.125%	1/20/23	300	326
	Jefferies Group LLC	4.850%	1/15/27	1,100	1,149
	Jefferies Group LLC	6.250%	1/15/36	320	349
	Jefferies Group LLC	6.500%	1/20/43	250	282
	Lazard Group LLC	4.250%	11/14/20	75	79
	Lazard Group LLC	3.750%	2/13/25	100	100
	Lazard Group LLC	3.625%	3/1/27	1,350	1,332
	Legg Mason Inc.	3.950%	7/15/24	150	152
	Legg Mason Inc.	4.750%	3/15/26	150	158
	Legg Mason Inc.	5.625%	1/15/44	450	479
	Leucadia National Corp.	5.500%	10/18/23	475	507
	Nasdaq Inc.	5.550%	1/15/20	650	703
	Nasdaq Inc.	3.850%	6/30/26	300	305
	Nomura Holdings Inc.	2.750%	3/19/19	625	630
	Nomura Holdings Inc.	6.700%	3/4/20	900	995
	Raymond James Financial Inc.	3.625%	9/15/26	375	371
	Raymond James Financial Inc.	4.950%	7/15/46	875	947
	Stifel Financial Corp.	3.500%	12/1/20	175	178
	Stifel Financial Corp.	4.250%	7/18/24	575	581
	TD Ameritrade Holding Corp.	5.600%	12/1/19	100	108
	TD Ameritrade Holding Corp.	2.950%	4/1/22	600	612
	TD Ameritrade Holding Corp.	3.625%	4/1/25	450	464
	TD Ameritrade Holding Corp.	3.300%	4/1/27	600	597
	Finance Companies (0.1%)
	AerCap Ireland Capital DAC / AerCap Global Aviation
	Trust	3.750%	5/15/19	808	830
	AerCap Ireland Capital DAC / AerCap Global Aviation
	Trust	4.250%	7/1/20	650	680
	AerCap Ireland Capital DAC / AerCap Global Aviation
	Trust	4.625%	10/30/20	651	691
	AerCap Ireland Capital DAC / AerCap Global Aviation
	Trust	4.500%	5/15/21	780	828
	AerCap Ireland Capital DAC / AerCap Global Aviation
	Trust	5.000%	10/1/21	745	803
	AerCap Ireland Capital DAC / AerCap Global Aviation
	Trust	3.950%	2/1/22	675	704
	AerCap Ireland Capital DAC / AerCap Global Aviation
	Trust	3.500%	5/26/22	1,000	1,025
5	AerCap Ireland Capital DAC / AerCap Global Aviation
	Trust	4.625%	7/1/22	475	509
	Air Lease Corp.	3.375%	1/15/19	425	433
	Air Lease Corp.	4.750%	3/1/20	275	292
	Air Lease Corp.	3.875%	4/1/21	1,875	1,956
	Air Lease Corp.	3.375%	6/1/21	25	26
	Air Lease Corp.	3.750%	2/1/22	3,150	3,285
	Air Lease Corp.	4.250%	9/15/24	75	79
	Ares Capital Corp.	4.875%	11/30/18	875	904
	Ares Capital Corp.	3.875%	1/15/20	425	434

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	FS Investment Corp.	4.000%	7/15/19	250	252
	GATX Corp.	2.375%	7/30/18	150	151
	GATX Corp.	2.500%	7/30/19	150	151
	GATX Corp.	3.250%	3/30/25	375	367
	GATX Corp.	3.850%	3/30/27	1,250	1,258
	GATX Corp.	5.200%	3/15/44	150	160
	GATX Corp.	4.500%	3/30/45	150	142
	GE Capital International Funding Co.	2.342%	11/15/20	8,120	8,189
	GE Capital International Funding Co.	3.373%	11/15/25	2,212	2,287
	GE Capital International Funding Co.	4.418%	11/15/35	8,557	9,296
	HSBC Finance Corp.	6.676%	1/15/21	2,136	2,405
8	International Lease Finance Corp.	7.125%	9/1/18	829	877
	International Lease Finance Corp.	5.875%	4/1/19	488	518
	International Lease Finance Corp.	6.250%	5/15/19	613	657
	International Lease Finance Corp.	8.250%	12/15/20	775	912
	International Lease Finance Corp.	4.625%	4/15/21	325	346
	International Lease Finance Corp.	8.625%	1/15/22	1,150	1,414
	International Lease Finance Corp.	5.875%	8/15/22	540	610
	Prospect Capital Corp.	5.000%	7/15/19	175	179
	Prospect Capital Corp.	5.875%	3/15/23	150	155
	Insurance (0.5%)
	ACE Capital Trust II	9.700%	4/1/30	75	113
	AEGON Funding Co. LLC	5.750%	12/15/20	664	725
	Aetna Inc.	2.200%	3/15/19	250	251
	Aetna Inc.	4.125%	6/1/21	320	338
	Aetna Inc.	2.750%	11/15/22	650	651
	Aetna Inc.	2.800%	6/15/23	950	946
	Aetna Inc.	3.500%	11/15/24	495	509
	Aetna Inc.	6.625%	6/15/36	500	673
	Aetna Inc.	6.750%	12/15/37	350	482
	Aetna Inc.	4.500%	5/15/42	375	403
	Aetna Inc.	4.125%	11/15/42	325	330
	Aflac Inc.	2.400%	3/16/20	150	152
	Aflac Inc.	4.000%	2/15/22	325	346
	Aflac Inc.	3.625%	6/15/23	1,000	1,050
	Aflac Inc.	3.625%	11/15/24	80	84
	Aflac Inc.	3.250%	3/17/25	325	330
	Aflac Inc.	2.875%	10/15/26	600	582
	Aflac Inc.	4.000%	10/15/46	150	148
	Alleghany Corp.	4.950%	6/27/22	425	464
	Alleghany Corp.	4.900%	9/15/44	300	315
	Allied World Assurance Co. Holdings Ltd.	5.500%	11/15/20	200	211
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	350	356
	Allstate Corp.	3.150%	6/15/23	675	693
	Allstate Corp.	3.280%	12/15/26	400	406
	Allstate Corp.	5.550%	5/9/35	105	127
	Allstate Corp.	4.500%	6/15/43	725	794
	Allstate Corp.	4.200%	12/15/46	1,700	1,782
5	Allstate Corp.	6.500%	5/15/67	700	821
	Alterra Finance LLC	6.250%	9/30/20	95	106
	American Financial Group Inc.	9.875%	6/15/19	100	114
	American Financial Group Inc.	3.500%	8/15/26	300	297
	American Financial Group Inc.	4.500%	6/15/47	250	254
	American International Group Inc.	2.300%	7/16/19	650	654
	American International Group Inc.	3.375%	8/15/20	425	440
	American International Group Inc.	6.400%	12/15/20	1,160	1,313
	American International Group Inc.	4.875%	6/1/22	1,425	1,562
	American International Group Inc.	4.125%	2/15/24	650	686
	American International Group Inc.	3.750%	7/10/25	1,950	1,994
	American International Group Inc.	3.875%	1/15/35	800	778
	American International Group Inc.	4.700%	7/10/35	325	347
	American International Group Inc.	6.250%	5/1/36	600	752
	American International Group Inc.	4.500%	7/16/44	1,725	1,765

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	American International Group Inc.	4.375%	1/15/55	525	502
5	American International Group Inc.	8.175%	5/15/68	400	539
	Anthem Inc.	7.000%	2/15/19	145	156
	Anthem Inc.	2.250%	8/15/19	600	603
	Anthem Inc.	4.350%	8/15/20	450	478
	Anthem Inc.	3.700%	8/15/21	495	517
	Anthem Inc.	3.125%	5/15/22	350	358
	Anthem Inc.	3.300%	1/15/23	750	769
	Anthem Inc.	3.500%	8/15/24	1,275	1,311
	Anthem Inc.	5.950%	12/15/34	300	363
	Anthem Inc.	5.850%	1/15/36	150	181
	Anthem Inc.	6.375%	6/15/37	630	810
	Anthem Inc.	4.625%	5/15/42	575	615
	Anthem Inc.	4.650%	1/15/43	650	702
	Anthem Inc.	5.100%	1/15/44	400	461
	Anthem Inc.	4.650%	8/15/44	525	571
	Anthem Inc.	4.850%	8/15/54	175	190
	Aon Corp.	5.000%	9/30/20	990	1,066
	Aon Corp.	8.205%	1/1/27	50	65
	Aon Corp.	6.250%	9/30/40	150	186
	Aon plc	2.800%	3/15/21	350	349
	Aon plc	4.000%	11/27/23	350	367
	Aon plc	3.500%	6/14/24	425	430
	Aon plc	3.875%	12/15/25	525	543
	Aon plc	4.600%	6/14/44	625	654
	Aon plc	4.750%	5/15/45	425	459
	Arch Capital Finance LLC	4.011%	12/15/26	350	362
	Arch Capital Finance LLC	5.031%	12/15/46	100	112
	Arch Capital Group Ltd.	7.350%	5/1/34	500	680
	Arch Capital Group US Inc.	5.144%	11/1/43	275	310
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	200	210
	Assurant Inc.	4.000%	3/15/23	225	232
	Assurant Inc.	6.750%	2/15/34	550	671
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	375	401
	AXA SA	8.600%	12/15/30	830	1,170
	AXIS Specialty Finance LLC	5.875%	6/1/20	990	1,081
	Berkshire Hathaway Finance Corp.	2.000%	8/15/18	525	528
	Berkshire Hathaway Finance Corp.	1.700%	3/15/19	500	501
	Berkshire Hathaway Finance Corp.	2.900%	10/15/20	2,225	2,298
	Berkshire Hathaway Finance Corp.	4.250%	1/15/21	480	517
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	800	825
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	167
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	400	436
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	275	297
	Berkshire Hathaway Inc.	3.000%	2/11/23	375	384
	Berkshire Hathaway Inc.	2.750%	3/15/23	1,450	1,469
	Berkshire Hathaway Inc.	3.125%	3/15/26	3,675	3,713
	Berkshire Hathaway Inc.	4.500%	2/11/43	925	1,020
8	Brighthouse Financial Inc.	3.700%	6/22/27	250	247
8	Brighthouse Financial Inc.	4.700%	6/22/47	750	740
	Brown & Brown Inc.	4.200%	9/15/24	300	313
	Chubb Corp.	6.000%	5/11/37	375	490
	Chubb INA Holdings Inc.	5.900%	6/15/19	340	366
	Chubb INA Holdings Inc.	2.300%	11/3/20	250	252
	Chubb INA Holdings Inc.	2.875%	11/3/22	650	661
	Chubb INA Holdings Inc.	2.700%	3/13/23	350	351
	Chubb INA Holdings Inc.	3.350%	5/15/24	275	285
	Chubb INA Holdings Inc.	3.150%	3/15/25	700	711
	Chubb INA Holdings Inc.	3.350%	5/3/26	2,275	2,340
	Chubb INA Holdings Inc.	4.150%	3/13/43	225	239
	Chubb INA Holdings Inc.	4.350%	11/3/45	800	879
	Cigna Corp.	5.125%	6/15/20	100	108
	Cigna Corp.	4.375%	12/15/20	150	160
	Cigna Corp.	4.500%	3/15/21	385	411

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Cigna Corp.	4.000%	2/15/22	490	517
	Cigna Corp.	3.250%	4/15/25	1,675	1,679
	Cigna Corp.	6.150%	11/15/36	325	412
	Cigna Corp.	5.875%	3/15/41	235	292
	Cigna Corp.	5.375%	2/15/42	190	229
	Cincinnati Financial Corp.	6.125%	11/1/34	325	399
	CNA Financial Corp.	7.350%	11/15/19	1,102	1,232
	CNA Financial Corp.	5.875%	8/15/20	145	160
	CNA Financial Corp.	5.750%	8/15/21	175	195
	Coventry Health Care Inc.	5.450%	6/15/21	890	980
	Endurance Specialty Holdings Ltd.	7.000%	7/15/34	150	182
	Enstar Group Ltd.	4.500%	3/10/22	225	232
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	309
	First American Financial Corp.	4.600%	11/15/24	350	353
	Hanover Insurance Group Inc.	4.500%	4/15/26	300	311
	Hartford Financial Services Group Inc.	6.000%	1/15/19	300	317
	Hartford Financial Services Group Inc.	5.125%	4/15/22	625	692
	Hartford Financial Services Group Inc.	5.950%	10/15/36	25	30
	Hartford Financial Services Group Inc.	6.100%	10/1/41	600	759
	Hartford Financial Services Group Inc.	4.300%	4/15/43	500	505
	Humana Inc.	2.625%	10/1/19	150	151
	Humana Inc.	3.150%	12/1/22	400	407
	Humana Inc.	3.850%	10/1/24	450	468
	Humana Inc.	3.950%	3/15/27	1,100	1,139
	Humana Inc.	4.625%	12/1/42	265	283
	Humana Inc.	4.950%	10/1/44	400	448
	Humana Inc.	4.800%	3/15/47	300	333
	Lincoln National Corp.	8.750%	7/1/19	100	113
	Lincoln National Corp.	6.250%	2/15/20	305	335
	Lincoln National Corp.	4.200%	3/15/22	600	639
	Lincoln National Corp.	4.000%	9/1/23	225	237
	Lincoln National Corp.	3.350%	3/9/25	200	201
	Lincoln National Corp.	3.625%	12/12/26	250	252
	Lincoln National Corp.	6.150%	4/7/36	24	29
	Lincoln National Corp.	6.300%	10/9/37	1,025	1,263
	Loews Corp.	2.625%	5/15/23	175	173
	Loews Corp.	3.750%	4/1/26	750	773
	Loews Corp.	6.000%	2/1/35	200	245
	Loews Corp.	4.125%	5/15/43	475	469
	Manulife Financial Corp.	4.900%	9/17/20	475	510
	Manulife Financial Corp.	4.150%	3/4/26	925	980
5	Manulife Financial Corp.	4.061%	2/24/32	960	974
	Manulife Financial Corp.	5.375%	3/4/46	500	602
	Markel Corp.	4.900%	7/1/22	575	625
	Markel Corp.	5.000%	4/5/46	350	379
	Marsh & McLennan Cos. Inc.	2.550%	10/15/18	225	227
	Marsh & McLennan Cos. Inc.	2.350%	9/10/19	100	101
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	500	503
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	420	456
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	375	379
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	350	373
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	2,225	2,288
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	375	392
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,050	1,286
	Mercury General Corp.	4.400%	3/15/27	300	303
	MetLife Inc.	6.817%	8/15/18	580	612
	MetLife Inc.	7.717%	2/15/19	105	115
	MetLife Inc.	4.750%	2/8/21	305	331
	MetLife Inc.	3.048%	12/15/22	725	741
	MetLife Inc.	4.368%	9/15/23	500	546
	MetLife Inc.	3.600%	4/10/24	750	788
	MetLife Inc.	3.000%	3/1/25	500	501
	MetLife Inc.	6.500%	12/15/32	250	322
	MetLife Inc.	6.375%	6/15/34	505	659

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	MetLife Inc.	5.700%	6/15/35	675	828
	MetLife Inc.	5.875%	2/6/41	440	559
	MetLife Inc.	4.125%	8/13/42	475	483
	MetLife Inc.	4.875%	11/13/43	750	847
	MetLife Inc.	4.721%	12/15/44	1,200	1,341
	MetLife Inc.	4.050%	3/1/45	1,000	1,008
	MetLife Inc.	4.600%	5/13/46	130	143
5	MetLife Inc.	6.400%	12/15/66	1,505	1,740
	Montpelier Re Holdings Ltd.	4.700%	10/15/22	225	243
	Old Republic International Corp.	4.875%	10/1/24	450	479
	Old Republic International Corp.	3.875%	8/26/26	825	824
	PartnerRe Finance B LLC	5.500%	6/1/20	700	759
	Principal Financial Group Inc.	3.125%	5/15/23	200	201
	Principal Financial Group Inc.	3.400%	5/15/25	1,500	1,529
	Principal Financial Group Inc.	3.100%	11/15/26	300	297
	Principal Financial Group Inc.	4.350%	5/15/43	125	130
	Principal Financial Group Inc.	4.300%	11/15/46	350	362
5	Principal Financial Group Inc.	4.700%	5/15/55	925	949
	Progressive Corp.	3.750%	8/23/21	2,445	2,580
	Progressive Corp.	2.450%	1/15/27	350	334
	Progressive Corp.	6.625%	3/1/29	150	194
	Progressive Corp.	3.700%	1/26/45	250	245
	Progressive Corp.	4.125%	4/15/47	2,000	2,085
	Protective Life Corp.	7.375%	10/15/19	100	111
	Prudential Financial Inc.	2.300%	8/15/18	825	830
	Prudential Financial Inc.	7.375%	6/15/19	455	501
	Prudential Financial Inc.	2.350%	8/15/19	225	227
	Prudential Financial Inc.	5.375%	6/21/20	430	469
	Prudential Financial Inc.	4.500%	11/15/20	75	80
	Prudential Financial Inc.	3.500%	5/15/24	450	470
	Prudential Financial Inc.	5.750%	7/15/33	1,545	1,850
	Prudential Financial Inc.	5.400%	6/13/35	295	347
	Prudential Financial Inc.	5.900%	3/17/36	775	965
	Prudential Financial Inc.	5.700%	12/14/36	505	618
	Prudential Financial Inc.	6.625%	12/1/37	500	668
	Prudential Financial Inc.	6.625%	6/21/40	250	338
	Prudential Financial Inc.	5.625%	5/12/41	105	126
5	Prudential Financial Inc.	5.875%	9/15/42	1,675	1,859
5	Prudential Financial Inc.	5.625%	6/15/43	975	1,071
	Prudential Financial Inc.	5.100%	8/15/43	225	258
	Prudential Financial Inc.	4.600%	5/15/44	1,500	1,644
5	Prudential Financial Inc.	5.375%	5/15/45	650	698
	Reinsurance Group of America Inc.	6.450%	11/15/19	275	301
	Reinsurance Group of America Inc.	5.000%	6/1/21	2,450	2,660
	Reinsurance Group of America Inc.	4.700%	9/15/23	250	271
	Reinsurance Group of America Inc.	3.950%	9/15/26	100	102
	RenaissanceRe Finance Inc.	3.450%	7/1/27	175	173
	Swiss Re Solutions Holding Corp.	7.000%	2/15/26	250	310
	Torchmark Corp.	3.800%	9/15/22	200	206
	Transatlantic Holdings Inc.	8.000%	11/30/39	625	845
	Travelers Cos. Inc.	3.900%	11/1/20	330	348
	Travelers Cos. Inc.	6.750%	6/20/36	475	658
	Travelers Cos. Inc.	6.250%	6/15/37	145	194
	Travelers Cos. Inc.	5.350%	11/1/40	130	159
	Travelers Cos. Inc.	4.600%	8/1/43	1,000	1,124
	Travelers Cos. Inc.	4.300%	8/25/45	250	269
	Travelers Cos. Inc.	4.000%	5/30/47	550	565
	UnitedHealth Group Inc.	1.900%	7/16/18	1,000	1,003
	UnitedHealth Group Inc.	1.625%	3/15/19	325	324
	UnitedHealth Group Inc.	2.300%	12/15/19	50	50
	UnitedHealth Group Inc.	2.700%	7/15/20	950	970
	UnitedHealth Group Inc.	4.700%	2/15/21	165	178
	UnitedHealth Group Inc.	3.375%	11/15/21	1,580	1,647
	UnitedHealth Group Inc.	2.875%	12/15/21	625	639

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
UnitedHealth Group Inc.	2.875%	3/15/22	525	536
UnitedHealth Group Inc.	3.350%	7/15/22	1,325	1,381
UnitedHealth Group Inc.	2.750%	2/15/23	400	403
UnitedHealth Group Inc.	2.875%	3/15/23	200	202
UnitedHealth Group Inc.	3.750%	7/15/25	2,000	2,103
UnitedHealth Group Inc.	3.100%	3/15/26	750	754
UnitedHealth Group Inc.	3.450%	1/15/27	600	617
UnitedHealth Group Inc.	3.375%	4/15/27	1,525	1,556
UnitedHealth Group Inc.	4.625%	7/15/35	300	338
UnitedHealth Group Inc.	6.500%	6/15/37	200	271
UnitedHealth Group Inc.	6.625%	11/15/37	325	447
UnitedHealth Group Inc.	6.875%	2/15/38	1,405	1,988
UnitedHealth Group Inc.	5.950%	2/15/41	240	312
UnitedHealth Group Inc.	4.625%	11/15/41	1,180	1,301
UnitedHealth Group Inc.	4.375%	3/15/42	325	348
UnitedHealth Group Inc.	3.950%	10/15/42	400	406
UnitedHealth Group Inc.	4.250%	3/15/43	75	79
UnitedHealth Group Inc.	4.750%	7/15/45	1,315	1,509
UnitedHealth Group Inc.	4.200%	1/15/47	775	819
UnitedHealth Group Inc.	4.250%	4/15/47	2,000	2,136
Unum Group	5.625%	9/15/20	50	55
Unum Group	3.000%	5/15/21	450	453
Unum Group	4.000%	3/15/24	200	206
Unum Group	5.750%	8/15/42	200	238
Voya Financial Inc.	3.650%	6/15/26	750	750
Voya Financial Inc.	5.700%	7/15/43	350	408
Voya Financial Inc.	4.800%	6/15/46	300	310
Willis North America Inc.	3.600%	5/15/24	150	152
Willis Towers Watson plc	5.750%	3/15/21	265	292
WR Berkley Corp.	5.375%	9/15/20	50	54
WR Berkley Corp.	4.625%	3/15/22	225	240
XLIT Ltd.	5.750%	10/1/21	345	386
XLIT Ltd.	6.375%	11/15/24	100	115
XLIT Ltd.	4.450%	3/31/25	200	207
XLIT Ltd.	5.250%	12/15/43	100	110
XLIT Ltd.	5.500%	3/31/45	1,550	1,659
Real Estate Investment Trusts (0.3%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	250	252
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	300	319
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	75	77
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	300	314
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	250	254
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	350	356
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	211
American Campus Communities Operating Partnership
LP	3.350%	10/1/20	250	256
American Campus Communities Operating Partnership
LP	4.125%	7/1/24	250	261
AvalonBay Communities Inc.	2.850%	3/15/23	200	198
AvalonBay Communities Inc.	4.200%	12/15/23	175	187
AvalonBay Communities Inc.	3.500%	11/15/24	250	256
AvalonBay Communities Inc.	3.450%	6/1/25	1,300	1,318
AvalonBay Communities Inc.	2.950%	5/11/26	250	243
AvalonBay Communities Inc.	2.900%	10/15/26	50	48
AvalonBay Communities Inc.	3.350%	5/15/27	300	301
Boston Properties LP	3.700%	11/15/18	920	939
Boston Properties LP	5.625%	11/15/20	325	357
Boston Properties LP	4.125%	5/15/21	190	200
Boston Properties LP	3.850%	2/1/23	950	996
Boston Properties LP	3.125%	9/1/23	1,375	1,388
Boston Properties LP	2.750%	10/1/26	475	448
Brixmor Operating Partnership LP	3.650%	6/15/24	300	295
Brixmor Operating Partnership LP	3.850%	2/1/25	1,475	1,452

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Brixmor Operating Partnership LP	4.125%	6/15/26	400	399
Brixmor Operating Partnership LP	3.900%	3/15/27	300	293
Care Capital Properties LP	5.125%	8/15/26	100	101
CBL & Associates LP	5.250%	12/1/23	600	585
CBL & Associates LP	4.600%	10/15/24	175	162
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	100	102
Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	1,125	1,090
Corporate Office Properties LP	3.700%	6/15/21	200	205
Corporate Office Properties LP	3.600%	5/15/23	200	198
CubeSmart LP	4.375%	12/15/23	500	528
CubeSmart LP	4.000%	11/15/25	160	161
CubeSmart LP	3.125%	9/1/26	425	405
DCT Industrial Operating Partnership LP	4.500%	10/15/23	200	210
DDR Corp.	7.875%	9/1/20	500	571
DDR Corp.	3.500%	1/15/21	225	228
DDR Corp.	4.625%	7/15/22	675	706
DDR Corp.	3.375%	5/15/23	400	388
DDR Corp.	4.250%	2/1/26	250	242
DDR Corp.	4.700%	6/1/27	2,500	2,502
Digital Realty Trust LP	5.250%	3/15/21	1,190	1,287
Digital Realty Trust LP	3.950%	7/1/22	900	942
Digital Realty Trust LP	3.625%	10/1/22	1,580	1,613
Duke Realty LP	3.625%	4/15/23	275	281
Duke Realty LP	3.250%	6/30/26	75	74
EPR Properties	5.750%	8/15/22	75	83
EPR Properties	5.250%	7/15/23	400	426
EPR Properties	4.500%	4/1/25	300	303
EPR Properties	4.750%	12/15/26	500	513
ERP Operating LP	2.375%	7/1/19	375	377
ERP Operating LP	4.750%	7/15/20	215	229
ERP Operating LP	4.625%	12/15/21	69	75
ERP Operating LP	3.000%	4/15/23	625	624
ERP Operating LP	3.375%	6/1/25	350	351
ERP Operating LP	2.850%	11/1/26	1,300	1,250
ERP Operating LP	4.500%	7/1/44	550	586
ERP Operating LP	4.500%	6/1/45	350	372
Essex Portfolio LP	5.200%	3/15/21	175	189
Essex Portfolio LP	3.250%	5/1/23	50	50
Essex Portfolio LP	3.500%	4/1/25	200	200
Essex Portfolio LP	3.375%	4/15/26	300	295
Essex Portfolio LP	3.625%	5/1/27	350	350
Federal Realty Investment Trust	2.750%	6/1/23	325	316
Federal Realty Investment Trust	3.250%	7/15/27	225	221
Federal Realty Investment Trust	4.500%	12/1/44	1,000	1,043
HCP Inc.	2.625%	2/1/20	1,800	1,812
HCP Inc.	5.375%	2/1/21	80	87
HCP Inc.	3.150%	8/1/22	150	151
HCP Inc.	4.000%	12/1/22	2,135	2,230
HCP Inc.	3.400%	2/1/25	400	393
HCP Inc.	6.750%	2/1/41	175	225
Healthcare Realty Trust Inc.	5.750%	1/15/21	145	159
Healthcare Trust of America Holdings LP	3.375%	7/15/21	175	179
Healthcare Trust of America Holdings LP	2.950%	7/1/22	300	299
Healthcare Trust of America Holdings LP	3.700%	4/15/23	100	102
Healthcare Trust of America Holdings LP	3.500%	8/1/26	475	463
Healthcare Trust of America Holdings LP	3.750%	7/1/27	250	248
Highwoods Realty LP	3.200%	6/15/21	500	504
Hospitality Properties Trust	4.500%	6/15/23	374	391
Hospitality Properties Trust	4.650%	3/15/24	200	207
Hospitality Properties Trust	4.500%	3/15/25	125	128
Hospitality Properties Trust	5.250%	2/15/26	225	237
Hospitality Properties Trust	4.950%	2/15/27	325	338
Host Hotels & Resorts LP	6.000%	10/1/21	1,100	1,226
Host Hotels & Resorts LP	5.250%	3/15/22	500	543

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Host Hotels & Resorts LP	3.750%	10/15/23	240	244
Host Hotels & Resorts LP	3.875%	4/1/24	300	305
Host Hotels & Resorts LP	4.000%	6/15/25	175	178
Kilroy Realty LP	4.800%	7/15/18	800	818
Kilroy Realty LP	3.800%	1/15/23	100	103
Kimco Realty Corp.	6.875%	10/1/19	50	55
Kimco Realty Corp.	3.200%	5/1/21	500	508
Kimco Realty Corp.	3.125%	6/1/23	550	544
Kimco Realty Corp.	2.800%	10/1/26	1,294	1,199
Kimco Realty Corp.	3.800%	4/1/27	400	400
Kite Realty Group LP	4.000%	10/1/26	725	686
Liberty Property LP	3.375%	6/15/23	575	577
Liberty Property LP	4.400%	2/15/24	325	344
Liberty Property LP	3.750%	4/1/25	725	736
LifeStorage LP	3.500%	7/1/26	1,175	1,125
Mack-Cali Realty LP	4.500%	4/18/22	225	230
Mid-America Apartments LP	4.300%	10/15/23	350	370
Mid-America Apartments LP	3.750%	6/15/24	200	205
Mid-America Apartments LP	3.600%	6/1/27	1,000	996
National Retail Properties Inc.	5.500%	7/15/21	50	55
National Retail Properties Inc.	3.800%	10/15/22	500	520
National Retail Properties Inc.	3.900%	6/15/24	275	282
National Retail Properties Inc.	4.000%	11/15/25	450	459
Omega Healthcare Investors Inc.	4.950%	4/1/24	275	288
Omega Healthcare Investors Inc.	4.500%	1/15/25	175	178
Omega Healthcare Investors Inc.	5.250%	1/15/26	2,250	2,396
Omega Healthcare Investors Inc.	4.500%	4/1/27	1,000	1,003
Omega Healthcare Investors Inc.	4.750%	1/15/28	300	302
Physicians Realty LP	4.300%	3/15/27	650	661
Piedmont Operating Partnership LP	3.400%	6/1/23	125	122
Piedmont Operating Partnership LP	4.450%	3/15/24	275	282
Realty Income Corp.	6.750%	8/15/19	935	1,021
Realty Income Corp.	3.250%	10/15/22	100	101
Realty Income Corp.	3.875%	7/15/24	250	257
Realty Income Corp.	4.125%	10/15/26	775	800
Realty Income Corp.	3.000%	1/15/27	400	378
Realty Income Corp.	4.650%	3/15/47	600	624
Regency Centers LP	3.600%	2/1/27	340	339
Regency Centers LP	4.400%	2/1/47	325	325
Select Income REIT	4.150%	2/1/22	225	227
Select Income REIT	4.250%	5/15/24	500	495
Select Income REIT	4.500%	2/1/25	250	250
Senior Housing Properties Trust	3.250%	5/1/19	475	480
Simon Property Group LP	2.200%	2/1/19	2,700	2,716
Simon Property Group LP	4.375%	3/1/21	555	591
Simon Property Group LP	4.125%	12/1/21	525	558
Simon Property Group LP	2.350%	1/30/22	500	495
Simon Property Group LP	3.375%	3/15/22	250	258
Simon Property Group LP	2.625%	6/15/22	400	401
Simon Property Group LP	2.750%	2/1/23	400	398
Simon Property Group LP	3.750%	2/1/24	500	520
Simon Property Group LP	3.300%	1/15/26	100	100
Simon Property Group LP	3.250%	11/30/26	300	299
Simon Property Group LP	3.375%	6/15/27	900	897
Simon Property Group LP	6.750%	2/1/40	300	401
Simon Property Group LP	4.750%	3/15/42	225	239
Simon Property Group LP	4.250%	11/30/46	500	497
Tanger Properties LP	3.750%	12/1/24	200	200
Tanger Properties LP	3.125%	9/1/26	375	349
Tanger Properties LP	3.875%	7/15/27	900	890
UDR Inc.	3.700%	10/1/20	150	154
UDR Inc.	4.625%	1/10/22	2,575	2,745
UDR Inc.	2.950%	9/1/26	600	569
UDR Inc.	3.500%	7/1/27	150	148

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ventas Realty LP	3.125%	6/15/23	850	845
Ventas Realty LP	3.750%	5/1/24	200	204
Ventas Realty LP	3.850%	4/1/27	275	277
Ventas Realty LP	5.700%	9/30/43	450	523
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	575	591
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	25	25
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	1,568	1,680
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	140	148
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	500	506
VEREIT Operating Partnership LP	4.600%	2/6/24	375	390
VEREIT Operating Partnership LP	4.875%	6/1/26	1,350	1,424
Vornado Realty LP	2.500%	6/30/19	275	277
Vornado Realty LP	5.000%	1/15/22	100	108
Washington Prime Group LP	3.850%	4/1/20	200	202
Washington REIT	4.950%	10/1/20	125	132
Washington REIT	3.950%	10/15/22	100	101
Weingarten Realty Investors	3.375%	10/15/22	200	202
Weingarten Realty Investors	3.500%	4/15/23	250	251
Weingarten Realty Investors	4.450%	1/15/24	75	79
Welltower Inc.	4.125%	4/1/19	300	310
Welltower Inc.	4.950%	1/15/21	750	805
Welltower Inc.	5.250%	1/15/22	2,601	2,851
Welltower Inc.	3.750%	3/15/23	325	336
Welltower Inc.	4.500%	1/15/24	125	133
Welltower Inc.	4.000%	6/1/25	1,125	1,164
Welltower Inc.	4.250%	4/1/26	450	471
Welltower Inc.	6.500%	3/15/41	200	251
WP Carey Inc.	4.600%	4/1/24	300	310
WP Carey Inc.	4.000%	2/1/25	200	200
WP Carey Inc.	4.250%	10/1/26	300	303
				1,173,574
Industrial (6.9%)
Basic Industry (0.4%)
Agrium Inc.	6.750%	1/15/19	1,350	1,438
Agrium Inc.	3.150%	10/1/22	2,310	2,359
Agrium Inc.	3.500%	6/1/23	275	282
Agrium Inc.	3.375%	3/15/25	550	549
Agrium Inc.	4.125%	3/15/35	250	247
Agrium Inc.	4.900%	6/1/43	125	135
Agrium Inc.	5.250%	1/15/45	500	568
Air Products & Chemicals Inc.	3.000%	11/3/21	190	196
Air Products & Chemicals Inc.	2.750%	2/3/23	200	201
Air Products & Chemicals Inc.	3.350%	7/31/24	700	724
Airgas Inc.	3.050%	8/1/20	200	203
Airgas Inc.	3.650%	7/15/24	750	775
Albemarle Corp.	4.150%	12/1/24	300	315
Albemarle Corp.	5.450%	12/1/44	325	378
Barrick Gold Corp.	4.100%	5/1/23	1,372	1,481
Barrick Gold Corp.	5.250%	4/1/42	500	566
Barrick North America Finance LLC	4.400%	5/30/21	461	497
Barrick North America Finance LLC	5.700%	5/30/41	750	891
Barrick North America Finance LLC	5.750%	5/1/43	650	791
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	675	818
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	802	817
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	775	824
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,200	1,231
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	1,500	1,731
Braskem Finance Ltd.	6.450%	2/3/24	200	214
Cabot Corp.	3.700%	7/15/22	50	51
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	1,400	1,455
Domtar Corp.	6.750%	2/15/44	400	434
Dow Chemical Co.	8.550%	5/15/19	1,810	2,029
Dow Chemical Co.	4.250%	11/15/20	1,630	1,731

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Dow Chemical Co.	4.125%	11/15/21	2,035	2,160
Dow Chemical Co.	3.000%	11/15/22	700	713
Dow Chemical Co.	3.500%	10/1/24	600	617
Dow Chemical Co.	7.375%	11/1/29	100	134
Dow Chemical Co.	4.250%	10/1/34	350	362
Dow Chemical Co.	9.400%	5/15/39	960	1,612
Dow Chemical Co.	5.250%	11/15/41	375	431
Dow Chemical Co.	4.375%	11/15/42	900	931
Dow Chemical Co.	4.625%	10/1/44	500	533
Eastman Chemical Co.	5.500%	11/15/19	1,100	1,181
Eastman Chemical Co.	2.700%	1/15/20	400	405
Eastman Chemical Co.	3.600%	8/15/22	317	329
Eastman Chemical Co.	4.800%	9/1/42	400	428
Eastman Chemical Co.	4.650%	10/15/44	1,000	1,060
Ecolab Inc.	2.000%	1/14/19	200	201
Ecolab Inc.	2.250%	1/12/20	200	201
Ecolab Inc.	4.350%	12/8/21	463	500
Ecolab Inc.	3.250%	1/14/23	200	206
Ecolab Inc.	2.700%	11/1/26	600	577
Ecolab Inc.	5.500%	12/8/41	625	766
EI du Pont de Nemours & Co.	6.000%	7/15/18	700	731
EI du Pont de Nemours & Co.	4.625%	1/15/20	300	318
EI du Pont de Nemours & Co.	2.200%	5/1/20	1,000	1,004
EI du Pont de Nemours & Co.	3.625%	1/15/21	1,420	1,484
EI du Pont de Nemours & Co.	4.250%	4/1/21	350	374
EI du Pont de Nemours & Co.	2.800%	2/15/23	75	75
EI du Pont de Nemours & Co.	6.500%	1/15/28	500	623
EI du Pont de Nemours & Co.	4.900%	1/15/41	650	727
EI du Pont de Nemours & Co.	4.150%	2/15/43	125	127
Fibria Overseas Finance Ltd.	5.250%	5/12/24	250	262
FMC Corp.	3.950%	2/1/22	150	154
FMC Corp.	4.100%	2/1/24	750	776
Georgia-Pacific LLC	8.875%	5/15/31	1,200	1,845
Goldcorp Inc.	3.625%	6/9/21	700	725
Goldcorp Inc.	3.700%	3/15/23	600	622
Goldcorp Inc.	5.450%	6/9/44	1,050	1,166
International Flavors & Fragrances Inc.	3.200%	5/1/23	50	51
International Flavors & Fragrances Inc.	4.375%	6/1/47	550	562
International Paper Co.	7.500%	8/15/21	910	1,077
International Paper Co.	4.750%	2/15/22	1,888	2,058
International Paper Co.	3.650%	6/15/24	400	412
International Paper Co.	3.800%	1/15/26	350	359
International Paper Co.	3.000%	2/15/27	1,500	1,444
International Paper Co.	5.000%	9/15/35	150	165
International Paper Co.	7.300%	11/15/39	805	1,096
International Paper Co.	6.000%	11/15/41	300	367
International Paper Co.	4.800%	6/15/44	500	531
International Paper Co.	5.150%	5/15/46	525	586
International Paper Co.	4.400%	8/15/47	1,050	1,057
LYB International Finance BV	4.000%	7/15/23	500	527
LYB International Finance BV	5.250%	7/15/43	500	554
LYB International Finance BV	4.875%	3/15/44	400	427
LYB International Finance II BV	3.500%	3/2/27	400	397
LyondellBasell Industries NV	5.000%	4/15/19	850	887
LyondellBasell Industries NV	6.000%	11/15/21	3,175	3,592
LyondellBasell Industries NV	4.625%	2/26/55	950	932
Meadwestvaco Corp.	7.950%	2/15/31	1,225	1,710
Methanex Corp.	5.650%	12/1/44	200	190
Monsanto Co.	2.125%	7/15/19	800	802
Monsanto Co.	2.750%	7/15/21	600	606
Monsanto Co.	2.200%	7/15/22	175	170
Monsanto Co.	2.850%	4/15/25	250	242
Monsanto Co.	4.200%	7/15/34	400	408
Monsanto Co.	3.600%	7/15/42	250	221

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Monsanto Co.	3.950%	4/15/45	1,300	1,234
	Monsanto Co.	4.700%	7/15/64	600	605
	Mosaic Co.	3.750%	11/15/21	1,115	1,153
	Mosaic Co.	4.250%	11/15/23	1,500	1,580
	Mosaic Co.	5.450%	11/15/33	100	106
	Mosaic Co.	4.875%	11/15/41	130	122
	Mosaic Co.	5.625%	11/15/43	150	153
	Newmont Mining Corp.	5.125%	10/1/19	475	505
	Newmont Mining Corp.	5.875%	4/1/35	325	379
	Newmont Mining Corp.	6.250%	10/1/39	500	615
	Newmont Mining Corp.	4.875%	3/15/42	950	1,005
	Nucor Corp.	4.125%	9/15/22	200	213
	Nucor Corp.	4.000%	8/1/23	325	344
	Nucor Corp.	6.400%	12/1/37	1,325	1,726
	Nucor Corp.	5.200%	8/1/43	400	470
	Packaging Corp. of America	3.900%	6/15/22	275	288
	Packaging Corp. of America	4.500%	11/1/23	425	458
	Packaging Corp. of America	3.650%	9/15/24	500	509
	Placer Dome Inc.	6.450%	10/15/35	375	446
	Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	1,210	1,283
	Potash Corp. of Saskatchewan Inc.	3.000%	4/1/25	250	243
	Potash Corp. of Saskatchewan Inc.	4.000%	12/15/26	300	309
	Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	200	235
	PPG Industries Inc.	2.300%	11/15/19	700	704
	PPG Industries Inc.	3.600%	11/15/20	27	28
	Praxair Inc.	4.500%	8/15/19	175	185
	Praxair Inc.	4.050%	3/15/21	875	929
	Praxair Inc.	3.000%	9/1/21	325	334
	Praxair Inc.	2.450%	2/15/22	3,275	3,282
	Praxair Inc.	2.650%	2/5/25	500	494
	Praxair Inc.	3.550%	11/7/42	300	291
	Rayonier Inc.	3.750%	4/1/22	125	126
	Reliance Steel & Aluminum Co.	4.500%	4/15/23	225	238
	Rio Tinto Alcan Inc.	6.125%	12/15/33	325	403
	Rio Tinto Alcan Inc.	5.750%	6/1/35	450	531
	Rio Tinto Finance USA Ltd.	4.125%	5/20/21	125	133
	Rio Tinto Finance USA Ltd.	3.750%	9/20/21	750	790
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	3,200	3,368
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	298
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	664
	Rio Tinto Finance USA plc	4.750%	3/22/42	625	696
	Rio Tinto Finance USA plc	4.125%	8/21/42	1,000	1,024
	Rohm & Haas Co.	7.850%	7/15/29	300	415
	RPM International Inc.	6.125%	10/15/19	75	81
	RPM International Inc.	3.450%	11/15/22	250	255
	RPM International Inc.	3.750%	3/15/27	150	152
	RPM International Inc.	5.250%	6/1/45	50	56
8	Sherwin-Williams Co.	7.250%	6/15/19	350	385
	Sherwin-Williams Co.	2.250%	5/15/20	300	301
8	Sherwin-Williams Co.	4.200%	1/15/22	25	26
	Sherwin-Williams Co.	2.750%	6/1/22	950	949
	Sherwin-Williams Co.	3.125%	6/1/24	300	302
	Sherwin-Williams Co.	3.450%	8/1/25	900	913
8	Sherwin-Williams Co.	3.950%	1/15/26	600	632
	Sherwin-Williams Co.	3.450%	6/1/27	300	302
	Sherwin-Williams Co.	4.550%	8/1/45	270	283
	Sherwin-Williams Co.	4.500%	6/1/47	500	525
	Southern Copper Corp.	5.375%	4/16/20	200	216
	Southern Copper Corp.	3.500%	11/8/22	1,600	1,630
	Southern Copper Corp.	3.875%	4/23/25	650	666
	Southern Copper Corp.	7.500%	7/27/35	425	525
	Southern Copper Corp.	6.750%	4/16/40	250	288
	Southern Copper Corp.	5.875%	4/23/45	2,650	2,837
	Syngenta Finance NV	3.125%	3/28/22	250	247

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Syngenta Finance NV	4.375%	3/28/42	150	132
Vale Canada Ltd.	7.200%	9/15/32	100	107
Vale Overseas Ltd.	5.625%	9/15/19	1,050	1,112
Vale Overseas Ltd.	5.875%	6/10/21	3,000	3,221
Vale Overseas Ltd.	4.375%	1/11/22	1,895	1,926
Vale Overseas Ltd.	6.250%	8/10/26	700	756
Vale Overseas Ltd.	8.250%	1/17/34	375	447
Vale Overseas Ltd.	6.875%	11/21/36	735	788
Vale Overseas Ltd.	6.875%	11/10/39	860	912
Vale SA	5.625%	9/11/42	2,550	2,426
Westlake Chemical Corp.	3.600%	8/15/26	2,200	2,185
Westlake Chemical Corp.	5.000%	8/15/46	600	636
Westrock MWV LLC	8.200%	1/15/30	500	701
WestRock RKT Co.	3.500%	3/1/20	1,725	1,767
WestRock RKT Co.	4.900%	3/1/22	250	272
Weyerhaeuser Co.	7.375%	10/1/19	1,075	1,194
Weyerhaeuser Co.	4.700%	3/15/21	275	293
Weyerhaeuser Co.	8.500%	1/15/25	150	196
Weyerhaeuser Co.	7.375%	3/15/32	625	860
Weyerhaeuser Co.	6.875%	12/15/33	125	159
Yamana Gold Inc.	4.950%	7/15/24	640	643
Capital Goods (0.5%)
3M Co.	1.375%	8/7/18	225	225
3M Co.	2.000%	8/7/20	325	327
3M Co.	1.625%	9/19/21	450	444
3M Co.	3.000%	8/7/25	350	354
3M Co.	2.250%	9/19/26	800	758
3M Co.	6.375%	2/15/28	350	451
3M Co.	5.700%	3/15/37	255	325
3M Co.	3.125%	9/19/46	500	451
ABB Finance USA Inc.	2.875%	5/8/22	375	383
ABB Finance USA Inc.	4.375%	5/8/42	150	163
Acuity Brands Lighting Inc.	6.000%	12/15/19	200	217
Bemis Co. Inc.	3.100%	9/15/26	300	291
Boeing Capital Corp.	4.700%	10/27/19	125	133
Boeing Co.	6.000%	3/15/19	550	588
Boeing Co.	4.875%	2/15/20	525	565
Boeing Co.	1.650%	10/30/20	350	346
Boeing Co.	2.125%	3/1/22	800	798
Boeing Co.	2.850%	10/30/24	200	202
Boeing Co.	2.600%	10/30/25	1,300	1,279
Boeing Co.	2.250%	6/15/26	250	238
Boeing Co.	2.800%	3/1/27	200	198
Boeing Co.	6.625%	2/15/38	100	139
Boeing Co.	6.875%	3/15/39	310	453
Boeing Co.	5.875%	2/15/40	545	716
Boeing Co.	3.375%	6/15/46	450	435
Boeing Co.	3.650%	3/1/47	300	301
Carlisle Cos. Inc.	3.750%	11/15/22	175	174
Caterpillar Financial Services Corp.	1.800%	11/13/18	550	551
Caterpillar Financial Services Corp.	7.150%	2/15/19	435	471
Caterpillar Financial Services Corp.	1.350%	5/18/19	750	743
Caterpillar Financial Services Corp.	2.100%	6/9/19	500	502
Caterpillar Financial Services Corp.	2.250%	12/1/19	300	302
Caterpillar Financial Services Corp.	2.100%	1/10/20	900	902
Caterpillar Financial Services Corp.	2.000%	3/5/20	750	748
Caterpillar Financial Services Corp.	2.500%	11/13/20	500	505
Caterpillar Financial Services Corp.	1.700%	8/9/21	800	781
Caterpillar Financial Services Corp.	2.750%	8/20/21	200	203
Caterpillar Financial Services Corp.	1.931%	10/1/21	875	860
Caterpillar Financial Services Corp.	2.400%	6/6/22	1,500	1,493
Caterpillar Financial Services Corp.	3.300%	6/9/24	730	752
Caterpillar Financial Services Corp.	3.250%	12/1/24	200	205

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Caterpillar Financial Services Corp.	2.400%	8/9/26	200	192
	Caterpillar Inc.	3.900%	5/27/21	720	765
	Caterpillar Inc.	2.600%	6/26/22	125	126
	Caterpillar Inc.	3.400%	5/15/24	750	781
	Caterpillar Inc.	6.050%	8/15/36	720	933
	Caterpillar Inc.	5.200%	5/27/41	500	602
	Caterpillar Inc.	3.803%	8/15/42	1,329	1,338
	Caterpillar Inc.	4.300%	5/15/44	1,000	1,083
	Crane Co.	2.750%	12/15/18	550	556
	Crane Co.	4.450%	12/15/23	400	420
	CRH America Inc.	5.750%	1/15/21	985	1,088
	Deere & Co.	2.600%	6/8/22	700	708
	Deere & Co.	5.375%	10/16/29	455	552
	Deere & Co.	8.100%	5/15/30	550	798
	Deere & Co.	7.125%	3/3/31	400	556
	Deere & Co.	3.900%	6/9/42	1,000	1,045
	Dover Corp.	4.300%	3/1/21	145	154
	Dover Corp.	6.600%	3/15/38	350	469
	Dover Corp.	5.375%	3/1/41	480	588
	Eaton Corp.	2.750%	11/2/22	1,175	1,183
	Eaton Corp.	4.000%	11/2/32	815	843
	Eaton Corp.	4.150%	11/2/42	75	77
	Embraer Netherlands Finance BV	5.050%	6/15/25	650	681
	Embraer Netherlands Finance BV	5.400%	2/1/27	500	521
8	Embraer Overseas Ltd.	5.696%	9/16/23	350	379
	Embraer SA	5.150%	6/15/22	2,000	2,113
	Emerson Electric Co.	5.250%	10/15/18	525	548
	Emerson Electric Co.	4.875%	10/15/19	125	133
	Emerson Electric Co.	4.250%	11/15/20	25	27
	Emerson Electric Co.	2.625%	12/1/21	450	458
	Emerson Electric Co.	2.625%	2/15/23	300	302
	Emerson Electric Co.	3.150%	6/1/25	450	462
	Emerson Electric Co.	6.000%	8/15/32	150	188
	Emerson Electric Co.	5.250%	11/15/39	135	161
	Exelis Inc.	5.550%	10/1/21	200	222
	FLIR Systems Inc.	3.125%	6/15/21	200	201
	Flowserve Corp.	3.500%	9/15/22	1,325	1,351
	Flowserve Corp.	4.000%	11/15/23	375	389
	Fortive Corp.	1.800%	6/15/19	100	99
	Fortive Corp.	2.350%	6/15/21	700	696
	Fortive Corp.	3.150%	6/15/26	585	585
	Fortive Corp.	4.300%	6/15/46	475	494
	Fortune Brands Home & Security Inc.	3.000%	6/15/20	275	279
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	250	260
	General Dynamics Corp.	3.875%	7/15/21	250	266
	General Dynamics Corp.	2.250%	11/15/22	900	893
	General Dynamics Corp.	1.875%	8/15/23	350	337
	General Dynamics Corp.	2.125%	8/15/26	350	328
	General Dynamics Corp.	3.600%	11/15/42	625	619
	General Electric Capital Corp.	6.000%	8/7/19	1,383	1,502
	General Electric Capital Corp.	2.100%	12/11/19	100	101
	General Electric Capital Corp.	5.500%	1/8/20	2,739	2,984
	General Electric Capital Corp.	2.200%	1/9/20	644	650
	General Electric Capital Corp.	5.550%	5/4/20	780	857
	General Electric Capital Corp.	4.375%	9/16/20	806	866
	General Electric Capital Corp.	4.625%	1/7/21	490	534
	General Electric Capital Corp.	5.300%	2/11/21	714	789
	General Electric Capital Corp.	4.650%	10/17/21	1,369	1,508
	General Electric Capital Corp.	3.150%	9/7/22	318	331
	General Electric Capital Corp.	3.100%	1/9/23	991	1,028
	General Electric Capital Corp.	6.750%	3/15/32	1,885	2,581
	General Electric Capital Corp.	6.150%	8/7/37	673	886
	General Electric Capital Corp.	5.875%	1/14/38	2,187	2,836
	General Electric Capital Corp.	6.875%	1/10/39	1,605	2,310

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
General Electric Co.	2.700%	10/9/22	1,900	1,930
General Electric Co.	3.375%	3/11/24	500	525
General Electric Co.	3.450%	5/15/24	1,863	1,957
General Electric Co.	4.125%	10/9/42	2,050	2,153
General Electric Co.	4.500%	3/11/44	1,700	1,886
Harris Corp.	2.700%	4/27/20	250	252
Harris Corp.	4.400%	12/15/20	1,400	1,483
Harris Corp.	3.832%	4/27/25	550	567
Harris Corp.	4.854%	4/27/35	350	384
Harris Corp.	6.150%	12/15/40	125	155
Harris Corp.	5.054%	4/27/45	325	366
Honeywell International Inc.	1.400%	10/30/19	475	472
Honeywell International Inc.	4.250%	3/1/21	805	865
Honeywell International Inc.	1.850%	11/1/21	750	738
Honeywell International Inc.	3.350%	12/1/23	1,325	1,377
Honeywell International Inc.	2.500%	11/1/26	400	383
Honeywell International Inc.	5.700%	3/15/37	305	391
Honeywell International Inc.	5.375%	3/1/41	1,355	1,685
Hubbell Inc.	3.350%	3/1/26	300	301
Illinois Tool Works Inc.	1.950%	3/1/19	200	201
Illinois Tool Works Inc.	6.250%	4/1/19	450	485
Illinois Tool Works Inc.	3.375%	9/15/21	105	109
Illinois Tool Works Inc.	3.500%	3/1/24	430	450
Illinois Tool Works Inc.	2.650%	11/15/26	1,400	1,367
Illinois Tool Works Inc.	4.875%	9/15/41	305	356
Illinois Tool Works Inc.	3.900%	9/1/42	1,825	1,899
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	750	791
Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	325	330
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	950	1,028
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	325	415
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	350	360
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	250	271
John Deere Capital Corp.	1.750%	8/10/18	325	326
John Deere Capital Corp.	5.750%	9/10/18	530	555
John Deere Capital Corp.	1.650%	10/15/18	300	300
John Deere Capital Corp.	1.950%	1/8/19	700	703
John Deere Capital Corp.	2.250%	4/17/19	150	151
John Deere Capital Corp.	1.250%	10/9/19	2,300	2,266
John Deere Capital Corp.	1.700%	1/15/20	1,975	1,964
John Deere Capital Corp.	2.050%	3/10/20	750	753
John Deere Capital Corp.	2.200%	3/13/20	300	302
John Deere Capital Corp.	2.450%	9/11/20	275	278
John Deere Capital Corp.	3.900%	7/12/21	125	133
John Deere Capital Corp.	3.150%	10/15/21	305	316
John Deere Capital Corp.	2.650%	1/6/22	450	456
John Deere Capital Corp.	2.750%	3/15/22	75	76
John Deere Capital Corp.	2.800%	1/27/23	275	277
John Deere Capital Corp.	2.800%	3/6/23	1,500	1,513
John Deere Capital Corp.	3.350%	6/12/24	700	722
John Deere Capital Corp.	3.400%	9/11/25	325	337
John Deere Capital Corp.	2.650%	6/10/26	300	291
Johnson Controls International plc	5.000%	3/30/20	200	215
Johnson Controls International plc	4.250%	3/1/21	345	365
Johnson Controls International plc	3.750%	12/1/21	175	183
Johnson Controls International plc	3.625%	7/2/24	300	310
Johnson Controls International plc	3.900%	2/14/26	600	627
Johnson Controls International plc	6.000%	1/15/36	275	335
Johnson Controls International plc	5.700%	3/1/41	355	416
Johnson Controls International plc	4.625%	7/2/44	200	216
Johnson Controls International plc	5.125%	9/14/45	400	460
Johnson Controls International plc	4.950%	7/2/64	300	322
Kennametal Inc.	2.650%	11/1/19	200	201
Kennametal Inc.	3.875%	2/15/22	125	125
Komatsu Mining Corp.	5.125%	10/15/21	125	138

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	L3 Technologies Inc.	5.200%	10/15/19	825	881
	L3 Technologies Inc.	4.750%	7/15/20	925	989
	L3 Technologies Inc.	4.950%	2/15/21	575	619
	L3 Technologies Inc.	3.950%	5/28/24	120	124
	L3 Technologies Inc.	3.850%	12/15/26	200	206
	Lafarge SA	7.125%	7/15/36	300	386
	Leggett & Platt Inc.	3.800%	11/15/24	550	562
	Legrand France SA	8.500%	2/15/25	250	324
	Lennox International Inc.	3.000%	11/15/23	100	100
	Lockheed Martin Corp.	1.850%	11/23/18	275	275
	Lockheed Martin Corp.	4.250%	11/15/19	655	690
	Lockheed Martin Corp.	2.500%	11/23/20	730	740
	Lockheed Martin Corp.	3.350%	9/15/21	875	910
	Lockheed Martin Corp.	3.100%	1/15/23	270	278
	Lockheed Martin Corp.	2.900%	3/1/25	375	373
	Lockheed Martin Corp.	3.550%	1/15/26	1,200	1,244
	Lockheed Martin Corp.	3.600%	3/1/35	550	543
	Lockheed Martin Corp.	4.500%	5/15/36	350	384
	Lockheed Martin Corp.	6.150%	9/1/36	1,715	2,232
	Lockheed Martin Corp.	5.500%	11/15/39	680	825
	Lockheed Martin Corp.	5.720%	6/1/40	316	395
	Lockheed Martin Corp.	4.850%	9/15/41	500	567
	Lockheed Martin Corp.	3.800%	3/1/45	100	98
	Lockheed Martin Corp.	4.700%	5/15/46	1,700	1,905
	Martin Marietta Materials Inc.	3.450%	6/1/27	500	497
	Masco Corp.	7.125%	3/15/20	45	50
	Masco Corp.	3.500%	4/1/21	300	309
	Masco Corp.	5.950%	3/15/22	228	260
	Masco Corp.	4.450%	4/1/25	550	590
	Masco Corp.	4.375%	4/1/26	400	426
	Masco Corp.	3.500%	11/15/27	100	99
	Masco Corp.	7.750%	8/1/29	94	126
	Masco Corp.	4.500%	5/15/47	375	376
	Mohawk Industries Inc.	3.850%	2/1/23	550	567
	Northrop Grumman Corp.	5.050%	8/1/19	245	260
	Northrop Grumman Corp.	3.500%	3/15/21	125	130
	Northrop Grumman Corp.	3.250%	8/1/23	1,000	1,032
	Northrop Grumman Corp.	3.200%	2/1/27	1,100	1,107
	Northrop Grumman Corp.	5.050%	11/15/40	475	548
	Northrop Grumman Corp.	4.750%	6/1/43	950	1,070
	Owens Corning	4.200%	12/15/22	950	1,005
	Owens Corning	4.200%	12/1/24	250	261
	Owens Corning	3.400%	8/15/26	500	492
	Owens Corning	4.300%	7/15/47	400	386
	Parker-Hannifin Corp.	3.500%	9/15/22	425	447
8	Parker-Hannifin Corp.	3.250%	3/1/27	1,100	1,110
	Parker-Hannifin Corp.	6.250%	5/15/38	75	99
8	Parker-Hannifin Corp.	4.100%	3/1/47	500	527
	Pentair Finance SA	2.650%	12/1/19	500	503
	Precision Castparts Corp.	2.250%	6/15/20	300	303
	Precision Castparts Corp.	2.500%	1/15/23	925	921
	Precision Castparts Corp.	3.250%	6/15/25	700	715
	Precision Castparts Corp.	3.900%	1/15/43	375	381
	Precision Castparts Corp.	4.375%	6/15/45	950	1,035
	Raytheon Co.	3.125%	10/15/20	425	440
	Raytheon Co.	2.500%	12/15/22	1,425	1,431
	Raytheon Co.	3.150%	12/15/24	500	514
	Raytheon Co.	7.200%	8/15/27	75	101
	Raytheon Co.	4.875%	10/15/40	225	262
	Raytheon Co.	4.700%	12/15/41	925	1,055
	Republic Services Inc.	5.500%	9/15/19	525	563
	Republic Services Inc.	5.000%	3/1/20	500	537
	Republic Services Inc.	5.250%	11/15/21	1,650	1,831
	Republic Services Inc.	3.550%	6/1/22	1,300	1,352

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Republic Services Inc.	3.200%	3/15/25	500	504
	Republic Services Inc.	6.200%	3/1/40	475	621
	Republic Services Inc.	5.700%	5/15/41	500	624
	Rockwell Collins Inc.	1.950%	7/15/19	100	100
	Rockwell Collins Inc.	5.250%	7/15/19	50	53
	Rockwell Collins Inc.	3.100%	11/15/21	675	690
	Rockwell Collins Inc.	2.800%	3/15/22	750	757
	Rockwell Collins Inc.	3.200%	3/15/24	400	405
	Rockwell Collins Inc.	3.500%	3/15/27	1,000	1,013
	Rockwell Collins Inc.	4.800%	12/15/43	235	259
	Rockwell Collins Inc.	4.350%	4/15/47	600	628
	Roper Technologies Inc.	2.050%	10/1/18	1,175	1,178
	Roper Technologies Inc.	6.250%	9/1/19	1,575	1,710
	Roper Technologies Inc.	2.800%	12/15/21	400	403
	Roper Technologies Inc.	3.800%	12/15/26	500	514
	Snap-on Inc.	6.125%	9/1/21	300	348
	Snap-on Inc.	3.250%	3/1/27	225	228
	Sonoco Products Co.	5.750%	11/1/40	765	895
	Spirit AeroSystems Inc.	5.250%	3/15/22	2,625	2,730
	Spirit AeroSystems Inc.	3.850%	6/15/26	335	338
	Stanley Black & Decker Inc.	1.622%	11/17/18	300	299
	Stanley Black & Decker Inc.	2.451%	11/17/18	400	404
	Stanley Black & Decker Inc.	3.400%	12/1/21	450	467
	Stanley Black & Decker Inc.	5.200%	9/1/40	150	171
	Textron Inc.	4.300%	3/1/24	625	663
	Textron Inc.	3.875%	3/1/25	200	205
	Textron Inc.	4.000%	3/15/26	300	309
	Textron Inc.	3.650%	3/15/27	100	100
	Timken CO	3.875%	9/1/24	200	198
	United Technologies Corp.	1.500%	11/1/19	400	397
	United Technologies Corp.	4.500%	4/15/20	445	475
	United Technologies Corp.	1.900%	5/4/20	1,500	1,501
	United Technologies Corp.	1.950%	11/1/21	900	889
	United Technologies Corp.	3.100%	6/1/22	1,600	1,652
	United Technologies Corp.	2.800%	5/4/24	1,000	1,004
	United Technologies Corp.	2.650%	11/1/26	1,075	1,044
	United Technologies Corp.	3.125%	5/4/27	800	799
	United Technologies Corp.	6.700%	8/1/28	200	263
	United Technologies Corp.	7.500%	9/15/29	100	141
	United Technologies Corp.	5.400%	5/1/35	400	479
	United Technologies Corp.	6.050%	6/1/36	285	367
	United Technologies Corp.	6.125%	7/15/38	1,000	1,313
	United Technologies Corp.	5.700%	4/15/40	625	786
	United Technologies Corp.	4.500%	6/1/42	2,725	2,978
	United Technologies Corp.	4.150%	5/15/45	50	52
	United Technologies Corp.	3.750%	11/1/46	900	881
	United Technologies Corp.	4.050%	5/4/47	800	818
	Vulcan Materials Co.	7.500%	6/15/21	400	472
	Vulcan Materials Co.	4.500%	4/1/25	250	267
	Vulcan Materials Co.	4.500%	6/15/47	700	711
8	Wabtec Corp.	3.450%	11/15/26	700	691
	Waste Management Inc.	4.600%	3/1/21	275	297
	Waste Management Inc.	2.400%	5/15/23	350	345
	Waste Management Inc.	3.500%	5/15/24	700	728
	Waste Management Inc.	3.125%	3/1/25	250	254
	Waste Management Inc.	3.900%	3/1/35	250	258
	Waste Management Inc.	4.100%	3/1/45	500	525
	WW Grainger Inc.	4.600%	6/15/45	900	979
	WW Grainger Inc.	3.750%	5/15/46	325	311
	Xylem Inc.	3.250%	11/1/26	300	299
	Xylem Inc.	4.375%	11/1/46	400	413
	Communication (1.1%)
	21st Century Fox America Inc.	6.900%	3/1/19	660	711

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
21st Century Fox America Inc.	5.650%	8/15/20	500	550
21st Century Fox America Inc.	4.500%	2/15/21	671	718
21st Century Fox America Inc.	3.000%	9/15/22	500	508
21st Century Fox America Inc.	4.000%	10/1/23	275	289
21st Century Fox America Inc.	3.700%	9/15/24	500	520
21st Century Fox America Inc.	3.700%	10/15/25	450	463
21st Century Fox America Inc.	6.550%	3/15/33	392	491
21st Century Fox America Inc.	6.200%	12/15/34	975	1,196
21st Century Fox America Inc.	6.400%	12/15/35	1,550	1,959
21st Century Fox America Inc.	8.150%	10/17/36	385	552
21st Century Fox America Inc.	6.150%	3/1/37	970	1,212
21st Century Fox America Inc.	6.900%	8/15/39	475	629
21st Century Fox America Inc.	6.150%	2/15/41	350	442
21st Century Fox America Inc.	5.400%	10/1/43	1,675	1,913
21st Century Fox America Inc.	4.750%	9/15/44	450	478
21st Century Fox America Inc.	4.750%	11/15/46	200	213
Activision Blizzard Inc.	2.300%	9/15/21	500	496
Activision Blizzard Inc.	2.600%	6/15/22	300	299
Activision Blizzard Inc.	3.400%	9/15/26	1,700	1,707
Activision Blizzard Inc.	3.400%	6/15/27	500	497
Activision Blizzard Inc.	4.500%	6/15/47	500	502
America Movil SAB de CV	5.000%	10/16/19	850	907
America Movil SAB de CV	5.000%	3/30/20	1,460	1,565
America Movil SAB de CV	3.125%	7/16/22	1,050	1,071
America Movil SAB de CV	6.375%	3/1/35	250	311
America Movil SAB de CV	6.125%	11/15/37	300	362
America Movil SAB de CV	6.125%	3/30/40	2,710	3,305
America Movil SAB de CV	4.375%	7/16/42	425	428
American Tower Corp.	2.800%	6/1/20	600	608
American Tower Corp.	5.050%	9/1/20	155	167
American Tower Corp.	3.300%	2/15/21	600	615
American Tower Corp.	5.900%	11/1/21	3,249	3,653
American Tower Corp.	2.250%	1/15/22	350	342
American Tower Corp.	5.000%	2/15/24	2,150	2,375
American Tower Corp.	4.000%	6/1/25	425	439
American Tower Corp.	3.375%	10/15/26	639	625
American Tower Corp.	3.125%	1/15/27	325	312
American Tower Corp.	3.550%	7/15/27	575	570
AT&T Corp.	8.250%	11/15/31	1,031	1,413
AT&T Inc.	2.375%	11/27/18	1,050	1,057
AT&T Inc.	5.800%	2/15/19	225	239
AT&T Inc.	2.300%	3/11/19	625	629
AT&T Inc.	5.875%	10/1/19	2,180	2,359
AT&T Inc.	5.200%	3/15/20	1,150	1,236
AT&T Inc.	2.450%	6/30/20	1,950	1,960
AT&T Inc.	4.600%	2/15/21	425	453
AT&T Inc.	5.000%	3/1/21	925	999
AT&T Inc.	4.450%	5/15/21	485	515
AT&T Inc.	3.875%	8/15/21	5,815	6,063
AT&T Inc.	3.000%	2/15/22	600	602
AT&T Inc.	3.200%	3/1/22	1,175	1,189
AT&T Inc.	3.000%	6/30/22	2,000	2,001
AT&T Inc.	2.625%	12/1/22	875	858
AT&T Inc.	3.600%	2/17/23	2,650	2,712
AT&T Inc.	3.800%	3/1/24	550	562
AT&T Inc.	4.450%	4/1/24	575	605
AT&T Inc.	3.950%	1/15/25	2,225	2,269
AT&T Inc.	3.400%	5/15/25	3,500	3,441
AT&T Inc.	4.125%	2/17/26	900	923
AT&T Inc.	4.250%	3/1/27	2,025	2,093
AT&T Inc.	6.450%	6/15/34	795	933
AT&T Inc.	4.500%	5/15/35	1,330	1,313
AT&T Inc.	5.250%	3/1/37	2,050	2,185
AT&T Inc.	6.500%	9/1/37	348	421

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	AT&T Inc.	6.300%	1/15/38	710	840
	AT&T Inc.	6.550%	2/15/39	610	740
	AT&T Inc.	6.350%	3/15/40	525	618
	AT&T Inc.	5.350%	9/1/40	2,555	2,708
	AT&T Inc.	6.375%	3/1/41	1,225	1,440
	AT&T Inc.	5.550%	8/15/41	410	447
	AT&T Inc.	5.150%	3/15/42	825	849
	AT&T Inc.	4.300%	12/15/42	1,873	1,738
	AT&T Inc.	4.800%	6/15/44	2,550	2,519
	AT&T Inc.	4.350%	6/15/45	1,325	1,231
	AT&T Inc.	4.750%	5/15/46	2,500	2,460
	AT&T Inc.	5.450%	3/1/47	3,500	3,775
	AT&T Inc.	4.500%	3/9/48	3,218	3,033
	AT&T Inc.	4.550%	3/9/49	1,187	1,116
	AT&T Inc.	5.700%	3/1/57	750	827
	AT&T Mobility LLC	7.125%	12/15/31	400	501
	Bellsouth Capital Funding Corp.	7.875%	2/15/30	278	361
	BellSouth LLC	6.875%	10/15/31	206	244
	BellSouth LLC	6.550%	6/15/34	211	247
	BellSouth LLC	6.000%	11/15/34	94	100
	BellSouth Telecommunications LLC	6.375%	6/1/28	790	908
	British Telecommunications plc	2.350%	2/14/19	700	703
	British Telecommunications plc	9.125%	12/15/30	2,078	3,135
	CBS Corp.	2.300%	8/15/19	350	352
	CBS Corp.	5.750%	4/15/20	360	394
	CBS Corp.	4.300%	2/15/21	550	580
	CBS Corp.	3.375%	3/1/22	725	748
	CBS Corp.	2.500%	2/15/23	1,000	990
	CBS Corp.	3.700%	8/15/24	575	589
	CBS Corp.	3.500%	1/15/25	500	504
	CBS Corp.	2.900%	1/15/27	800	757
	CBS Corp.	3.375%	2/15/28	375	367
	CBS Corp.	7.875%	7/30/30	350	480
	CBS Corp.	5.500%	5/15/33	200	222
	CBS Corp.	4.850%	7/1/42	475	496
	CBS Corp.	4.900%	8/15/44	700	735
	CBS Corp.	4.600%	1/15/45	650	666
	CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	1,000	1,050
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	3.579%	7/23/20	1,550	1,601
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	4.464%	7/23/22	2,300	2,452
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	4.908%	7/23/25	3,650	3,944
8	Charter Communications Operating LLC / Charter
	Communications Operating Capital	3.750%	2/15/28	1,525	1,503
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	6.384%	10/23/35	1,525	1,812
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	6.484%	10/23/45	2,675	3,207
8	Charter Communications Operating LLC / Charter
	Communications Operating Capital	5.375%	5/1/47	1,650	1,745
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	6.834%	10/23/55	325	398
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	1,108	1,484
	Comcast Corp.	5.700%	7/1/19	1,305	1,405
	Comcast Corp.	3.125%	7/15/22	750	776
	Comcast Corp.	2.750%	3/1/23	1,625	1,639
	Comcast Corp.	3.000%	2/1/24	2,200	2,229
	Comcast Corp.	3.600%	3/1/24	350	367
	Comcast Corp.	3.375%	8/15/25	1,000	1,025
	Comcast Corp.	3.150%	3/1/26	3,000	3,013
	Comcast Corp.	2.350%	1/15/27	1,050	984
	Comcast Corp.	3.300%	2/1/27	1,500	1,520

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Comcast Corp.	4.250%	1/15/33	2,450	2,613
Comcast Corp.	7.050%	3/15/33	1,125	1,555
Comcast Corp.	4.200%	8/15/34	100	106
Comcast Corp.	5.650%	6/15/35	1,450	1,773
Comcast Corp.	6.500%	11/15/35	1,075	1,422
Comcast Corp.	3.200%	7/15/36	650	609
Comcast Corp.	6.450%	3/15/37	1,400	1,864
Comcast Corp.	6.950%	8/15/37	1,220	1,722
Comcast Corp.	6.400%	5/15/38	600	800
Comcast Corp.	4.650%	7/15/42	1,410	1,546
Comcast Corp.	4.500%	1/15/43	225	239
Comcast Corp.	4.750%	3/1/44	665	740
Comcast Corp.	4.600%	8/15/45	1,175	1,280
Comcast Corp.	3.400%	7/15/46	1,075	978
Crown Castle International Corp.	3.400%	2/15/21	1,600	1,643
Crown Castle International Corp.	2.250%	9/1/21	550	541
Crown Castle International Corp.	4.875%	4/15/22	550	601
Crown Castle International Corp.	5.250%	1/15/23	1,000	1,110
Crown Castle International Corp.	4.450%	2/15/26	1,200	1,273
Crown Castle International Corp.	3.700%	6/15/26	650	653
Crown Castle International Corp.	4.000%	3/1/27	350	360
Crown Castle International Corp.	4.750%	5/15/47	250	255
Deutsche Telekom International Finance BV	6.750%	8/20/18	325	342
Deutsche Telekom International Finance BV	6.000%	7/8/19	675	727
Deutsche Telekom International Finance BV	8.750%	6/15/30	3,000	4,459
Discovery Communications LLC	5.625%	8/15/19	300	321
Discovery Communications LLC	4.375%	6/15/21	655	692
Discovery Communications LLC	3.300%	5/15/22	375	377
Discovery Communications LLC	3.250%	4/1/23	500	492
Discovery Communications LLC	3.800%	3/13/24	350	354
Discovery Communications LLC	3.450%	3/15/25	1,000	972
Discovery Communications LLC	4.900%	3/11/26	650	688
Discovery Communications LLC	6.350%	6/1/40	500	551
Discovery Communications LLC	4.875%	4/1/43	675	630
Electronic Arts Inc.	3.700%	3/1/21	725	750
Electronic Arts Inc.	4.800%	3/1/26	375	410
Grupo Televisa SAB	6.625%	3/18/25	450	533
Grupo Televisa SAB	4.625%	1/30/26	1,000	1,053
Grupo Televisa SAB	8.500%	3/11/32	50	65
Grupo Televisa SAB	6.625%	1/15/40	500	578
Grupo Televisa SAB	5.000%	5/13/45	100	97
Grupo Televisa SAB	6.125%	1/31/46	1,150	1,288
Historic TW Inc.	6.625%	5/15/29	76	96
Interpublic Group of Cos. Inc.	3.750%	2/15/23	500	518
Interpublic Group of Cos. Inc.	4.200%	4/15/24	825	864
Koninklijke KPN NV	8.375%	10/1/30	600	821
Moody's Corp.	2.750%	7/15/19	400	405
Moody's Corp.	5.500%	9/1/20	500	549
Moody's Corp.	2.750%	12/15/21	375	378
Moody's Corp.	4.500%	9/1/22	1,300	1,405
Moody's Corp.	5.250%	7/15/44	275	318
NBCUniversal Media LLC	5.150%	4/30/20	1,525	1,660
NBCUniversal Media LLC	4.375%	4/1/21	205	221
NBCUniversal Media LLC	2.875%	1/15/23	1,425	1,446
NBCUniversal Media LLC	6.400%	4/30/40	350	470
NBCUniversal Media LLC	5.950%	4/1/41	1,075	1,374
NBCUniversal Media LLC	4.450%	1/15/43	2,150	2,275
New Cingular Wireless Services Inc.	8.750%	3/1/31	155	221
Omnicom Group Inc.	6.250%	7/15/19	175	190
Omnicom Group Inc.	4.450%	8/15/20	500	531
Omnicom Group Inc.	3.625%	5/1/22	1,100	1,145
Omnicom Group Inc.	3.650%	11/1/24	900	920
Omnicom Group Inc.	3.600%	4/15/26	1,950	1,962
Orange SA	5.375%	7/8/19	1,025	1,090

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Orange SA	1.625%	11/3/19	800	793
Orange SA	4.125%	9/14/21	902	960
Orange SA	9.000%	3/1/31	2,285	3,446
Orange SA	5.375%	1/13/42	700	818
Orange SA	5.500%	2/6/44	435	518
Pacific Bell Telephone Co.	7.125%	3/15/26	200	243
Qwest Corp.	6.750%	12/1/21	410	454
Qwest Corp.	6.875%	9/15/33	643	640
RELX Capital Inc.	8.625%	1/15/19	259	283
RELX Capital Inc.	3.125%	10/15/22	705	708
Rogers Communications Inc.	6.800%	8/15/18	950	1,002
Rogers Communications Inc.	3.000%	3/15/23	230	231
Rogers Communications Inc.	4.100%	10/1/23	225	239
Rogers Communications Inc.	3.625%	12/15/25	475	488
Rogers Communications Inc.	4.500%	3/15/43	540	563
Rogers Communications Inc.	5.000%	3/15/44	950	1,086
S&P Global Inc.	2.500%	8/15/18	350	353
S&P Global Inc.	3.300%	8/14/20	450	463
S&P Global Inc.	4.000%	6/15/25	1,000	1,044
S&P Global Inc.	4.400%	2/15/26	875	957
S&P Global Inc.	2.950%	1/22/27	625	600
S&P Global Inc.	6.550%	11/15/37	350	449
Scripps Networks Interactive Inc.	2.750%	11/15/19	500	506
Scripps Networks Interactive Inc.	2.800%	6/15/20	325	328
Scripps Networks Interactive Inc.	3.500%	6/15/22	850	875
Scripps Networks Interactive Inc.	3.900%	11/15/24	400	414
Telefonica Emisiones SAU	5.877%	7/15/19	910	978
Telefonica Emisiones SAU	5.134%	4/27/20	705	759
Telefonica Emisiones SAU	5.462%	2/16/21	350	385
Telefonica Emisiones SAU	4.570%	4/27/23	1,000	1,089
Telefonica Emisiones SAU	4.103%	3/8/27	500	517
Telefonica Emisiones SAU	7.045%	6/20/36	1,485	1,954
Telefonica Emisiones SAU	5.213%	3/8/47	2,250	2,392
Telefonica Europe BV	8.250%	9/15/30	780	1,097
TELUS Corp.	2.800%	2/16/27	1,150	1,083
Thomson Reuters Corp.	6.500%	7/15/18	50	52
Thomson Reuters Corp.	4.700%	10/15/19	125	132
Thomson Reuters Corp.	4.300%	11/23/23	600	644
Thomson Reuters Corp.	3.850%	9/29/24	1,500	1,551
Thomson Reuters Corp.	3.350%	5/15/26	500	496
Thomson Reuters Corp.	5.500%	8/15/35	350	393
Thomson Reuters Corp.	5.850%	4/15/40	1,425	1,679
Thomson Reuters Corp.	5.650%	11/23/43	1,375	1,598
Time Warner Cable LLC	6.750%	7/1/18	475	497
Time Warner Cable LLC	8.750%	2/14/19	1,250	1,379
Time Warner Cable LLC	8.250%	4/1/19	700	772
Time Warner Cable LLC	5.000%	2/1/20	2,045	2,181
Time Warner Cable LLC	4.125%	2/15/21	500	523
Time Warner Cable LLC	4.000%	9/1/21	850	889
Time Warner Cable LLC	6.550%	5/1/37	550	655
Time Warner Cable LLC	7.300%	7/1/38	1,435	1,836
Time Warner Cable LLC	6.750%	6/15/39	1,600	1,965
Time Warner Cable LLC	5.875%	11/15/40	700	786
Time Warner Cable LLC	5.500%	9/1/41	950	1,021
Time Warner Cable LLC	4.500%	9/15/42	800	766
Time Warner Cos. Inc.	7.570%	2/1/24	1,000	1,243
Time Warner Cos. Inc.	6.950%	1/15/28	1,795	2,251
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	1,006
Time Warner Entertainment Co. LP	8.375%	7/15/33	650	903
Time Warner Inc.	2.100%	6/1/19	550	550
Time Warner Inc.	4.875%	3/15/20	1,240	1,323
Time Warner Inc.	4.700%	1/15/21	700	751
Time Warner Inc.	4.750%	3/29/21	600	646
Time Warner Inc.	4.000%	1/15/22	205	216

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Time Warner Inc.	4.050%	12/15/23	75	79
	Time Warner Inc.	3.550%	6/1/24	525	532
	Time Warner Inc.	3.600%	7/15/25	825	827
	Time Warner Inc.	3.875%	1/15/26	350	355
	Time Warner Inc.	3.800%	2/15/27	2,000	2,013
	Time Warner Inc.	7.625%	4/15/31	635	869
	Time Warner Inc.	7.700%	5/1/32	1,390	1,941
	Time Warner Inc.	6.200%	3/15/40	150	180
	Time Warner Inc.	6.100%	7/15/40	825	986
	Time Warner Inc.	6.250%	3/29/41	325	395
	Time Warner Inc.	5.375%	10/15/41	205	224
	Time Warner Inc.	4.900%	6/15/42	250	256
	Time Warner Inc.	5.350%	12/15/43	125	138
	Time Warner Inc.	4.650%	6/1/44	725	717
	Verizon Communications Inc.	3.650%	9/14/18	3,630	3,710
	Verizon Communications Inc.	1.375%	8/15/19	950	940
	Verizon Communications Inc.	2.625%	2/21/20	848	859
	Verizon Communications Inc.	4.500%	9/15/20	1,105	1,180
	Verizon Communications Inc.	3.450%	3/15/21	300	310
	Verizon Communications Inc.	4.600%	4/1/21	2,040	2,188
	Verizon Communications Inc.	1.750%	8/15/21	750	724
	Verizon Communications Inc.	3.000%	11/1/21	3,300	3,346
	Verizon Communications Inc.	3.500%	11/1/21	1,040	1,075
8	Verizon Communications Inc.	2.946%	3/15/22	757	761
	Verizon Communications Inc.	3.125%	3/16/22	1,500	1,519
	Verizon Communications Inc.	2.450%	11/1/22	2,925	2,866
	Verizon Communications Inc.	5.150%	9/15/23	5,515	6,115
	Verizon Communications Inc.	4.150%	3/15/24	1,300	1,367
	Verizon Communications Inc.	3.500%	11/1/24	1,000	1,008
	Verizon Communications Inc.	2.625%	8/15/26	2,275	2,097
	Verizon Communications Inc.	4.125%	3/16/27	3,000	3,098
	Verizon Communications Inc.	7.750%	12/1/30	400	538
	Verizon Communications Inc.	5.050%	3/15/34	845	892
	Verizon Communications Inc.	4.400%	11/1/34	2,200	2,183
	Verizon Communications Inc.	4.272%	1/15/36	1,819	1,763
	Verizon Communications Inc.	5.250%	3/16/37	3,750	4,047
8	Verizon Communications Inc.	4.812%	3/15/39	300	304
	Verizon Communications Inc.	4.750%	11/1/41	700	696
	Verizon Communications Inc.	3.850%	11/1/42	1,250	1,085
	Verizon Communications Inc.	6.550%	9/15/43	750	930
	Verizon Communications Inc.	4.125%	8/15/46	2,980	2,657
	Verizon Communications Inc.	4.862%	8/21/46	3,067	3,071
	Verizon Communications Inc.	5.500%	3/16/47	1,125	1,231
	Verizon Communications Inc.	4.522%	9/15/48	2,716	2,581
8	Verizon Communications Inc.	5.012%	4/15/49	4,166	4,198
	Verizon Communications Inc.	5.012%	8/21/54	4,363	4,305
	Verizon Communications Inc.	4.672%	3/15/55	4,302	4,048
	Viacom Inc.	5.625%	9/15/19	750	801
	Viacom Inc.	2.750%	12/15/19	353	357
	Viacom Inc.	3.875%	12/15/21	495	515
	Viacom Inc.	3.125%	6/15/22	75	75
	Viacom Inc.	4.250%	9/1/23	1,375	1,433
	Viacom Inc.	3.875%	4/1/24	625	636
	Viacom Inc.	4.850%	12/15/34	450	447
	Viacom Inc.	6.875%	4/30/36	940	1,097
	Viacom Inc.	4.375%	3/15/43	1,337	1,188
	Viacom Inc.	5.850%	9/1/43	1,075	1,161
	Viacom Inc.	5.250%	4/1/44	150	151
	Vodafone Group plc	4.625%	7/15/18	125	128
	Vodafone Group plc	5.450%	6/10/19	775	825
	Vodafone Group plc	2.500%	9/26/22	450	447
	Vodafone Group plc	2.950%	2/19/23	670	674
	Vodafone Group plc	7.875%	2/15/30	425	575
	Vodafone Group plc	6.250%	11/30/32	350	421

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Vodafone Group plc	6.150%	2/27/37	605	737
Vodafone Group plc	4.375%	2/19/43	2,300	2,266
Walt Disney Co.	1.650%	1/8/19	350	350
Walt Disney Co.	1.850%	5/30/19	725	728
Walt Disney Co.	1.950%	3/4/20	600	602
Walt Disney Co.	1.800%	6/5/20	720	718
Walt Disney Co.	2.150%	9/17/20	1,200	1,209
Walt Disney Co.	2.300%	2/12/21	550	554
Walt Disney Co.	2.550%	2/15/22	932	940
Walt Disney Co.	2.450%	3/4/22	375	378
Walt Disney Co.	2.350%	12/1/22	25	25
Walt Disney Co.	3.150%	9/17/25	500	509
Walt Disney Co.	3.000%	2/13/26	670	673
Walt Disney Co.	1.850%	7/30/26	670	610
Walt Disney Co.	2.950%	6/15/27	720	713
Walt Disney Co.	7.000%	3/1/32	50	71
Walt Disney Co.	4.375%	8/16/41	325	355
Walt Disney Co.	4.125%	12/1/41	350	366
Walt Disney Co.	3.700%	12/1/42	450	444
Walt Disney Co.	4.125%	6/1/44	1,400	1,468
WPP Finance 2010	4.750%	11/21/21	1,496	1,618
WPP Finance 2010	3.750%	9/19/24	525	539
WPP Finance 2010	5.125%	9/7/42	800	835
Consumer Cyclical (0.8%)
Advance Auto Parts Inc.	5.750%	5/1/20	100	108
Advance Auto Parts Inc.	4.500%	1/15/22	175	186
Advance Auto Parts Inc.	4.500%	12/1/23	400	424
Alibaba Group Holding Ltd.	2.500%	11/28/19	1,325	1,335
Alibaba Group Holding Ltd.	3.125%	11/28/21	300	306
Alibaba Group Holding Ltd.	3.600%	11/28/24	1,600	1,649
Alibaba Group Holding Ltd.	4.500%	11/28/34	600	660
Amazon.com Inc.	2.600%	12/5/19	900	916
Amazon.com Inc.	3.300%	12/5/21	2,575	2,680
Amazon.com Inc.	2.500%	11/29/22	475	479
Amazon.com Inc.	3.800%	12/5/24	400	426
Amazon.com Inc.	4.800%	12/5/34	975	1,124
Amazon.com Inc.	4.950%	12/5/44	1,175	1,388
American Honda Finance Corp.	1.550%	12/11/17	1,700	1,701
American Honda Finance Corp.	1.600%	7/13/18	500	500
American Honda Finance Corp.	2.125%	10/10/18	450	453
American Honda Finance Corp.	1.200%	7/12/19	800	791
American Honda Finance Corp.	2.250%	8/15/19	800	807
American Honda Finance Corp.	2.000%	2/14/20	200	200
American Honda Finance Corp.	2.450%	9/24/20	725	733
American Honda Finance Corp.	1.650%	7/12/21	500	489
American Honda Finance Corp.	1.700%	9/9/21	850	831
American Honda Finance Corp.	2.900%	2/16/24	500	506
American Honda Finance Corp.	2.300%	9/9/26	250	235
Automatic Data Processing Inc.	2.250%	9/15/20	650	658
Automatic Data Processing Inc.	3.375%	9/15/25	675	702
AutoNation Inc.	5.500%	2/1/20	180	193
AutoNation Inc.	3.350%	1/15/21	500	509
AutoNation Inc.	4.500%	10/1/25	500	523
AutoZone Inc.	7.125%	8/1/18	750	791
AutoZone Inc.	3.700%	4/15/22	600	623
AutoZone Inc.	2.875%	1/15/23	200	198
AutoZone Inc.	3.125%	7/15/23	275	276
AutoZone Inc.	3.250%	4/15/25	260	256
AutoZone Inc.	3.125%	4/21/26	300	289
AutoZone Inc.	3.750%	6/1/27	700	701
Bed Bath & Beyond Inc.	3.749%	8/1/24	100	99
Bed Bath & Beyond Inc.	4.915%	8/1/34	175	164
Bed Bath & Beyond Inc.	5.165%	8/1/44	525	461

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Best Buy Co. Inc.	5.500%	3/15/21	125	136
Block Financial LLC	4.125%	10/1/20	313	322
Block Financial LLC	5.500%	11/1/22	300	324
Block Financial LLC	5.250%	10/1/25	350	370
BorgWarner Inc.	4.625%	9/15/20	50	53
BorgWarner Inc.	3.375%	3/15/25	250	251
BorgWarner Inc.	4.375%	3/15/45	500	498
Carnival Corp.	3.950%	10/15/20	450	477
Coach Inc.	3.000%	7/15/22	300	296
Coach Inc.	4.250%	4/1/25	450	459
Coach Inc.	4.125%	7/15/27	350	346
Costco Wholesale Corp.	1.700%	12/15/19	850	848
Costco Wholesale Corp.	1.750%	2/15/20	25	25
Costco Wholesale Corp.	2.150%	5/18/21	450	450
Costco Wholesale Corp.	2.250%	2/15/22	300	300
Costco Wholesale Corp.	2.300%	5/18/22	900	896
Costco Wholesale Corp.	2.750%	5/18/24	900	897
Costco Wholesale Corp.	3.000%	5/18/27	900	896
Cummins Inc.	3.650%	10/1/23	350	370
Cummins Inc.	7.125%	3/1/28	150	198
Cummins Inc.	4.875%	10/1/43	400	459
CVS Health Corp.	1.900%	7/20/18	4,500	4,511
CVS Health Corp.	2.250%	12/5/18	575	579
CVS Health Corp.	2.800%	7/20/20	500	509
CVS Health Corp.	2.125%	6/1/21	1,700	1,679
CVS Health Corp.	3.500%	7/20/22	950	985
CVS Health Corp.	2.750%	12/1/22	975	977
CVS Health Corp.	4.750%	12/1/22	250	274
CVS Health Corp.	3.375%	8/12/24	660	670
CVS Health Corp.	3.875%	7/20/25	2,457	2,560
CVS Health Corp.	2.875%	6/1/26	1,450	1,405
CVS Health Corp.	5.300%	12/5/43	500	579
CVS Health Corp.	5.125%	7/20/45	3,450	3,953
Daimler Finance North America LLC	8.500%	1/18/31	1,205	1,813
Darden Restaurants Inc.	3.850%	5/1/27	750	761
Delphi Automotive plc	3.150%	11/19/20	350	358
Delphi Automotive plc	4.250%	1/15/26	700	741
Delphi Automotive plc	4.400%	10/1/46	225	226
Delphi Corp.	4.150%	3/15/24	475	499
Dollar General Corp.	3.250%	4/15/23	800	814
Dollar General Corp.	4.150%	11/1/25	500	527
Dollar General Corp.	3.875%	4/15/27	150	154
DR Horton Inc.	3.750%	3/1/19	300	306
DR Horton Inc.	4.375%	9/15/22	250	265
DR Horton Inc.	4.750%	2/15/23	300	324
DR Horton Inc.	5.750%	8/15/23	700	795
eBay Inc.	2.200%	8/1/19	1,100	1,104
eBay Inc.	2.150%	6/5/20	375	375
eBay Inc.	3.250%	10/15/20	125	128
eBay Inc.	2.875%	8/1/21	450	455
eBay Inc.	3.800%	3/9/22	500	523
eBay Inc.	2.600%	7/15/22	1,000	991
eBay Inc.	2.750%	1/30/23	425	421
eBay Inc.	3.450%	8/1/24	800	808
eBay Inc.	3.600%	6/5/27	625	618
eBay Inc.	4.000%	7/15/42	400	351
Expedia Inc.	5.950%	8/15/20	1,750	1,913
Expedia Inc.	4.500%	8/15/24	435	457
Expedia Inc.	5.000%	2/15/26	200	219
Ford Motor Co.	4.346%	12/8/26	1,100	1,133
Ford Motor Co.	6.625%	10/1/28	575	674
Ford Motor Co.	6.375%	2/1/29	275	314
Ford Motor Co.	7.450%	7/16/31	2,425	3,064
Ford Motor Co.	4.750%	1/15/43	950	908

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ford Motor Co.	7.400%	11/1/46	300	386
Ford Motor Co.	5.291%	12/8/46	1,000	1,021
Ford Motor Credit Co. LLC	2.875%	10/1/18	390	394
Ford Motor Credit Co. LLC	2.551%	10/5/18	625	629
Ford Motor Credit Co. LLC	2.943%	1/8/19	900	912
Ford Motor Credit Co. LLC	2.262%	3/28/19	900	900
Ford Motor Credit Co. LLC	2.021%	5/3/19	950	946
Ford Motor Credit Co. LLC	1.897%	8/12/19	400	397
Ford Motor Credit Co. LLC	2.597%	11/4/19	750	754
Ford Motor Credit Co. LLC	2.681%	1/9/20	1,500	1,509
Ford Motor Credit Co. LLC	8.125%	1/15/20	775	880
Ford Motor Credit Co. LLC	3.157%	8/4/20	1,100	1,120
Ford Motor Credit Co. LLC	3.200%	1/15/21	850	864
Ford Motor Credit Co. LLC	3.336%	3/18/21	1,500	1,529
Ford Motor Credit Co. LLC	5.875%	8/2/21	1,375	1,525
Ford Motor Credit Co. LLC	3.219%	1/9/22	2,850	2,869
Ford Motor Credit Co. LLC	3.339%	3/28/22	850	862
Ford Motor Credit Co. LLC	4.250%	9/20/22	775	812
Ford Motor Credit Co. LLC	4.375%	8/6/23	850	888
Ford Motor Credit Co. LLC	3.810%	1/9/24	700	708
Ford Motor Credit Co. LLC	3.664%	9/8/24	500	498
Ford Motor Credit Co. LLC	4.134%	8/4/25	900	911
General Motors Co.	3.500%	10/2/18	425	432
General Motors Co.	4.875%	10/2/23	980	1,050
General Motors Co.	4.000%	4/1/25	325	325
General Motors Co.	5.000%	4/1/35	680	681
General Motors Co.	6.600%	4/1/36	100	116
General Motors Co.	6.250%	10/2/43	1,060	1,174
General Motors Co.	5.200%	4/1/45	1,495	1,464
General Motors Co.	6.750%	4/1/46	665	789
General Motors Financial Co. Inc.	3.100%	1/15/19	1,150	1,165
General Motors Financial Co. Inc.	2.400%	5/9/19	2,000	2,004
General Motors Financial Co. Inc.	3.500%	7/10/19	1,025	1,049
General Motors Financial Co. Inc.	2.350%	10/4/19	500	500
General Motors Financial Co. Inc.	3.150%	1/15/20	555	564
General Motors Financial Co. Inc.	2.650%	4/13/20	950	954
General Motors Financial Co. Inc.	3.200%	7/13/20	1,600	1,630
General Motors Financial Co. Inc.	3.700%	11/24/20	975	1,006
General Motors Financial Co. Inc.	4.200%	3/1/21	625	655
General Motors Financial Co. Inc.	3.200%	7/6/21	1,600	1,615
General Motors Financial Co. Inc.	4.375%	9/25/21	375	395
General Motors Financial Co. Inc.	3.450%	1/14/22	900	914
General Motors Financial Co. Inc.	3.450%	4/10/22	3,640	3,691
General Motors Financial Co. Inc.	3.700%	5/9/23	1,000	1,014
General Motors Financial Co. Inc.	4.250%	5/15/23	525	549
General Motors Financial Co. Inc.	3.950%	4/13/24	1,200	1,216
General Motors Financial Co. Inc.	4.000%	1/15/25	650	650
General Motors Financial Co. Inc.	5.250%	3/1/26	575	620
General Motors Financial Co. Inc.	4.000%	10/6/26	600	597
General Motors Financial Co. Inc.	4.350%	1/17/27	725	732
Harley-Davidson Inc.	3.500%	7/28/25	400	408
Harley-Davidson Inc.	4.625%	7/28/45	800	834
Harman International Industries Inc.	4.150%	5/15/25	275	287
Home Depot Inc.	2.250%	9/10/18	725	731
Home Depot Inc.	2.000%	6/15/19	1,300	1,309
Home Depot Inc.	1.800%	6/5/20	1,000	1,000
Home Depot Inc.	2.000%	4/1/21	2,175	2,170
Home Depot Inc.	4.400%	4/1/21	600	646
Home Depot Inc.	2.625%	6/1/22	840	853
Home Depot Inc.	2.700%	4/1/23	600	608
Home Depot Inc.	3.750%	2/15/24	900	956
Home Depot Inc.	3.350%	9/15/25	500	519
Home Depot Inc.	3.000%	4/1/26	1,500	1,506
Home Depot Inc.	5.875%	12/16/36	2,245	2,920

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Home Depot Inc.	5.400%	9/15/40	400	494
Home Depot Inc.	5.950%	4/1/41	475	628
Home Depot Inc.	4.200%	4/1/43	1,350	1,426
Home Depot Inc.	4.875%	2/15/44	1,350	1,561
Home Depot Inc.	4.250%	4/1/46	720	773
Home Depot Inc.	3.900%	6/15/47	1,000	1,012
Home Depot Inc.	3.500%	9/15/56	1,100	999
Hyatt Hotels Corp.	3.375%	7/15/23	800	813
Hyatt Hotels Corp.	4.850%	3/15/26	100	109
JD.com Inc.	3.125%	4/29/21	200	200
JD.com Inc.	3.875%	4/29/26	200	198
Kohl's Corp.	4.000%	11/1/21	845	865
Kohl's Corp.	4.250%	7/17/25	625	615
Kohl's Corp.	5.550%	7/17/45	350	321
Lear Corp.	5.250%	1/15/25	700	740
Lowe's Cos. Inc.	1.150%	4/15/19	100	99
Lowe's Cos. Inc.	4.625%	4/15/20	445	472
Lowe's Cos. Inc.	3.750%	4/15/21	205	216
Lowe's Cos. Inc.	3.800%	11/15/21	250	266
Lowe's Cos. Inc.	3.120%	4/15/22	450	465
Lowe's Cos. Inc.	3.875%	9/15/23	300	322
Lowe's Cos. Inc.	3.125%	9/15/24	300	306
Lowe's Cos. Inc.	3.375%	9/15/25	975	1,004
Lowe's Cos. Inc.	2.500%	4/15/26	900	866
Lowe's Cos. Inc.	3.100%	5/3/27	1,100	1,096
Lowe's Cos. Inc.	4.650%	4/15/42	1,275	1,404
Lowe's Cos. Inc.	4.250%	9/15/44	225	235
Lowe's Cos. Inc.	4.375%	9/15/45	625	663
Lowe's Cos. Inc.	3.700%	4/15/46	850	819
Lowe's Cos. Inc.	4.050%	5/3/47	1,400	1,426
Macy's Retail Holdings Inc.	3.450%	1/15/21	310	309
Macy's Retail Holdings Inc.	3.875%	1/15/22	150	149
Macy's Retail Holdings Inc.	2.875%	2/15/23	530	486
Macy's Retail Holdings Inc.	4.375%	9/1/23	950	932
Macy's Retail Holdings Inc.	3.625%	6/1/24	365	336
Macy's Retail Holdings Inc.	6.900%	4/1/29	475	504
Macy's Retail Holdings Inc.	4.500%	12/15/34	800	664
Macy's Retail Holdings Inc.	6.375%	3/15/37	475	482
Magna International Inc.	3.625%	6/15/24	450	462
Magna International Inc.	4.150%	10/1/25	300	319
Marriott International Inc.	3.375%	10/15/20	850	877
Marriott International Inc.	2.875%	3/1/21	500	507
Marriott International Inc.	3.125%	10/15/21	350	358
Marriott International Inc.	2.300%	1/15/22	400	395
Marriott International Inc.	3.750%	3/15/25	525	541
Marriott International Inc.	3.750%	10/1/25	200	206
Marriott International Inc.	3.125%	6/15/26	595	586
Mastercard Inc.	2.000%	4/1/19	250	252
Mastercard Inc.	2.000%	11/21/21	350	347
Mastercard Inc.	3.375%	4/1/24	625	651
Mastercard Inc.	2.950%	11/21/26	510	511
Mastercard Inc.	3.800%	11/21/46	350	356
McDonald's Corp.	2.100%	12/7/18	200	201
McDonald's Corp.	1.875%	5/29/19	250	250
McDonald's Corp.	2.750%	12/9/20	725	739
McDonald's Corp.	2.625%	1/15/22	4,092	4,118
McDonald's Corp.	3.375%	5/26/25	1,780	1,813
McDonald's Corp.	3.700%	1/30/26	1,125	1,164
McDonald's Corp.	3.500%	3/1/27	200	203
McDonald's Corp.	4.700%	12/9/35	575	625
McDonald's Corp.	6.300%	3/1/38	100	129
McDonald's Corp.	5.700%	2/1/39	375	450
McDonald's Corp.	3.700%	2/15/42	1,225	1,145
McDonald's Corp.	3.625%	5/1/43	275	256

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
McDonald's Corp.	4.600%	5/26/45	1,125	1,206
McDonald's Corp.	4.875%	12/9/45	1,225	1,363
NIKE Inc.	2.250%	5/1/23	50	49
NIKE Inc.	2.375%	11/1/26	2,000	1,896
NIKE Inc.	3.625%	5/1/43	125	120
NIKE Inc.	3.875%	11/1/45	925	932
NIKE Inc.	3.375%	11/1/46	250	230
Nordstrom Inc.	4.750%	5/1/20	400	418
Nordstrom Inc.	4.000%	10/15/21	585	600
Nordstrom Inc.	4.000%	3/15/27	400	391
Nordstrom Inc.	6.950%	3/15/28	200	216
Nordstrom Inc.	5.000%	1/15/44	672	641
NVR Inc.	3.950%	9/15/22	400	415
O'Reilly Automotive Inc.	4.875%	1/14/21	50	54
O'Reilly Automotive Inc.	4.625%	9/15/21	400	431
O'Reilly Automotive Inc.	3.800%	9/1/22	255	267
O'Reilly Automotive Inc.	3.850%	6/15/23	300	313
O'Reilly Automotive Inc.	3.550%	3/15/26	200	201
PACCAR Financial Corp.	1.750%	8/14/18	75	75
PACCAR Financial Corp.	1.300%	5/10/19	650	644
PACCAR Financial Corp.	2.200%	9/15/19	150	151
PACCAR Financial Corp.	2.500%	8/14/20	225	227
PACCAR Financial Corp.	2.250%	2/25/21	200	200
Priceline Group Inc.	3.650%	3/15/25	100	102
Priceline Group Inc.	3.600%	6/1/26	1,300	1,315
QVC Inc.	3.125%	4/1/19	625	632
QVC Inc.	5.125%	7/2/22	25	26
QVC Inc.	4.375%	3/15/23	75	76
QVC Inc.	4.850%	4/1/24	725	741
QVC Inc.	4.450%	2/15/25	300	298
QVC Inc.	5.950%	3/15/43	325	311
Ralph Lauren Corp.	2.125%	9/26/18	200	201
Ralph Lauren Corp.	2.625%	8/18/20	225	228
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	475	525
Signet UK Finance plc	4.700%	6/15/24	250	242
Staples Inc.	4.375%	1/12/23	300	304
Starbucks Corp.	2.100%	2/4/21	350	351
Starbucks Corp.	2.700%	6/15/22	725	739
Starbucks Corp.	3.850%	10/1/23	800	860
Starbucks Corp.	2.450%	6/15/26	400	385
Starbucks Corp.	4.300%	6/15/45	175	192
Target Corp.	2.300%	6/26/19	1,550	1,568
Target Corp.	3.875%	7/15/20	145	153
Target Corp.	2.900%	1/15/22	900	925
Target Corp.	3.500%	7/1/24	1,325	1,372
Target Corp.	2.500%	4/15/26	50	47
Target Corp.	6.350%	11/1/32	363	465
Target Corp.	6.500%	10/15/37	450	597
Target Corp.	7.000%	1/15/38	300	418
Target Corp.	4.000%	7/1/42	1,150	1,135
Target Corp.	3.625%	4/15/46	800	746
TJX Cos. Inc.	2.750%	6/15/21	400	408
TJX Cos. Inc.	2.500%	5/15/23	700	695
TJX Cos. Inc.	2.250%	9/15/26	1,400	1,304
Toyota Motor Credit Corp.	1.550%	7/13/18	500	500
Toyota Motor Credit Corp.	2.000%	10/24/18	1,125	1,131
Toyota Motor Credit Corp.	1.700%	1/9/19	800	800
Toyota Motor Credit Corp.	2.100%	1/17/19	1,000	1,006
Toyota Motor Credit Corp.	1.700%	2/19/19	800	801
Toyota Motor Credit Corp.	1.400%	5/20/19	1,500	1,491
Toyota Motor Credit Corp.	2.125%	7/18/19	1,000	1,007
Toyota Motor Credit Corp.	2.150%	3/12/20	1,250	1,257
Toyota Motor Credit Corp.	1.950%	4/17/20	550	550
Toyota Motor Credit Corp.	4.250%	1/11/21	300	320

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Toyota Motor Credit Corp.	1.900%	4/8/21	1,000	990
Toyota Motor Credit Corp.	2.750%	5/17/21	500	508
Toyota Motor Credit Corp.	3.400%	9/15/21	305	318
Toyota Motor Credit Corp.	2.600%	1/11/22	700	705
Toyota Motor Credit Corp.	3.300%	1/12/22	950	984
Toyota Motor Credit Corp.	2.800%	7/13/22	700	712
Toyota Motor Credit Corp.	2.625%	1/10/23	550	550
Toyota Motor Credit Corp.	2.250%	10/18/23	300	292
Toyota Motor Credit Corp.	2.900%	4/17/24	400	401
Toyota Motor Credit Corp.	3.200%	1/11/27	750	758
VF Corp.	3.500%	9/1/21	405	422
VF Corp.	6.450%	11/1/37	300	397
Visa Inc.	2.200%	12/14/20	2,200	2,217
Visa Inc.	2.800%	12/14/22	1,500	1,527
Visa Inc.	3.150%	12/14/25	3,225	3,268
Visa Inc.	4.150%	12/14/35	900	976
Visa Inc.	4.300%	12/14/45	2,750	3,012
Wal-Mart Stores Inc.	1.950%	12/15/18	750	755
Wal-Mart Stores Inc.	3.625%	7/8/20	550	578
Wal-Mart Stores Inc.	3.250%	10/25/20	1,635	1,701
Wal-Mart Stores Inc.	4.250%	4/15/21	1,215	1,309
Wal-Mart Stores Inc.	2.550%	4/11/23	575	578
Wal-Mart Stores Inc.	3.300%	4/22/24	225	235
Wal-Mart Stores Inc.	5.875%	4/5/27	2,365	2,938
Wal-Mart Stores Inc.	7.550%	2/15/30	800	1,164
Wal-Mart Stores Inc.	5.250%	9/1/35	1,455	1,777
Wal-Mart Stores Inc.	6.500%	8/15/37	2,310	3,274
Wal-Mart Stores Inc.	6.200%	4/15/38	1,450	1,974
Wal-Mart Stores Inc.	5.000%	10/25/40	1,265	1,524
Wal-Mart Stores Inc.	5.625%	4/15/41	1,615	2,091
Wal-Mart Stores Inc.	4.000%	4/11/43	1,120	1,183
Wal-Mart Stores Inc.	4.750%	10/2/43	1,625	1,924
Wal-Mart Stores Inc.	4.300%	4/22/44	950	1,055
Walgreen Co.	5.250%	1/15/19	231	242
Walgreen Co.	3.100%	9/15/22	800	816
Walgreen Co.	4.400%	9/15/42	300	301
Walgreens Boots Alliance Inc.	2.700%	11/18/19	600	610
Walgreens Boots Alliance Inc.	3.300%	11/18/21	2,000	2,060
Walgreens Boots Alliance Inc.	3.800%	11/18/24	1,025	1,064
Walgreens Boots Alliance Inc.	3.450%	6/1/26	1,325	1,322
Walgreens Boots Alliance Inc.	4.500%	11/18/34	600	626
Walgreens Boots Alliance Inc.	4.800%	11/18/44	1,480	1,578
Walgreens Boots Alliance Inc.	4.650%	6/1/46	825	865
Western Union Co.	3.600%	3/15/22	1,100	1,122
Western Union Co.	6.200%	11/17/36	425	450
Western Union Co.	6.200%	6/21/40	110	115
Wyndham Worldwide Corp.	4.250%	3/1/22	500	525
Wyndham Worldwide Corp.	3.900%	3/1/23	175	180
Wyndham Worldwide Corp.	5.100%	10/1/25	250	270
Wyndham Worldwide Corp.	4.500%	4/1/27	300	309
Consumer Noncyclical (1.7%)
Abbott Laboratories	5.125%	4/1/19	646	680
Abbott Laboratories	2.350%	11/22/19	2,500	2,519
Abbott Laboratories	2.000%	3/15/20	750	748
Abbott Laboratories	2.800%	9/15/20	355	360
Abbott Laboratories	2.900%	11/30/21	2,500	2,528
Abbott Laboratories	2.550%	3/15/22	3,175	3,152
Abbott Laboratories	3.250%	4/15/23	700	710
Abbott Laboratories	3.400%	11/30/23	1,650	1,689
Abbott Laboratories	2.950%	3/15/25	100	97
Abbott Laboratories	3.750%	11/30/26	2,200	2,245
Abbott Laboratories	4.750%	11/30/36	1,275	1,390
Abbott Laboratories	6.150%	11/30/37	425	524

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Abbott Laboratories	6.000%	4/1/39	200	245
Abbott Laboratories	5.300%	5/27/40	310	351
Abbott Laboratories	4.750%	4/15/43	550	581
Abbott Laboratories	4.900%	11/30/46	2,800	3,078
AbbVie Inc.	2.000%	11/6/18	1,675	1,682
AbbVie Inc.	2.500%	5/14/20	2,375	2,402
AbbVie Inc.	2.300%	5/14/21	625	623
AbbVie Inc.	2.900%	11/6/22	2,450	2,471
AbbVie Inc.	3.200%	11/6/22	1,075	1,101
AbbVie Inc.	2.850%	5/14/23	775	773
AbbVie Inc.	3.600%	5/14/25	2,420	2,468
AbbVie Inc.	3.200%	5/14/26	1,500	1,485
AbbVie Inc.	4.500%	5/14/35	1,495	1,577
AbbVie Inc.	4.300%	5/14/36	750	774
AbbVie Inc.	4.400%	11/6/42	1,764	1,810
AbbVie Inc.	4.700%	5/14/45	3,182	3,386
AbbVie Inc.	4.450%	5/14/46	1,250	1,287
Actavis Inc.	3.250%	10/1/22	1,400	1,429
Agilent Technologies Inc.	5.000%	7/15/20	200	215
Agilent Technologies Inc.	3.200%	10/1/22	1,000	1,016
Agilent Technologies Inc.	3.875%	7/15/23	400	418
Agilent Technologies Inc.	3.050%	9/22/26	450	437
Allergan Funding SCS	2.450%	6/15/19	325	327
Allergan Funding SCS	3.000%	3/12/20	2,437	2,480
Allergan Funding SCS	3.450%	3/15/22	1,957	2,012
Allergan Funding SCS	3.850%	6/15/24	750	781
Allergan Funding SCS	3.800%	3/15/25	3,757	3,880
Allergan Funding SCS	4.550%	3/15/35	1,925	2,058
Allergan Funding SCS	4.850%	6/15/44	1,845	2,007
Allergan Funding SCS	4.750%	3/15/45	935	1,012
Allergan Inc.	2.800%	3/15/23	225	223
Altria Group Inc.	9.250%	8/6/19	613	704
Altria Group Inc.	2.625%	1/14/20	950	963
Altria Group Inc.	4.750%	5/5/21	950	1,035
Altria Group Inc.	2.850%	8/9/22	1,150	1,166
Altria Group Inc.	2.950%	5/2/23	200	202
Altria Group Inc.	4.000%	1/31/24	1,300	1,385
Altria Group Inc.	2.625%	9/16/26	350	337
Altria Group Inc.	4.250%	8/9/42	635	655
Altria Group Inc.	4.500%	5/2/43	650	693
Altria Group Inc.	5.375%	1/31/44	1,325	1,586
Altria Group Inc.	3.875%	9/16/46	1,225	1,192
AmerisourceBergen Corp.	3.500%	11/15/21	850	882
AmerisourceBergen Corp.	3.400%	5/15/24	300	308
AmerisourceBergen Corp.	3.250%	3/1/25	325	328
AmerisourceBergen Corp.	4.250%	3/1/45	400	405
Amgen Inc.	5.700%	2/1/19	780	827
Amgen Inc.	1.900%	5/10/19	1,250	1,251
Amgen Inc.	2.200%	5/22/19	1,600	1,610
Amgen Inc.	2.125%	5/1/20	495	495
Amgen Inc.	2.200%	5/11/20	825	829
Amgen Inc.	3.450%	10/1/20	275	285
Amgen Inc.	4.100%	6/15/21	1,360	1,442
Amgen Inc.	1.850%	8/19/21	500	489
Amgen Inc.	3.875%	11/15/21	1,465	1,543
Amgen Inc.	2.700%	5/1/22	225	226
Amgen Inc.	2.650%	5/11/22	725	727
Amgen Inc.	3.625%	5/15/22	625	652
Amgen Inc.	2.250%	8/19/23	800	781
Amgen Inc.	3.625%	5/22/24	1,000	1,043
Amgen Inc.	2.600%	8/19/26	900	852
Amgen Inc.	4.950%	10/1/41	100	110
Amgen Inc.	4.400%	5/1/45	1,675	1,729
Amgen Inc.	4.563%	6/15/48	2,021	2,111

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Amgen Inc.	4.663%	6/15/51	4,514	4,786
	Anheuser-Busch Cos. LLC	5.000%	3/1/19	225	236
	Anheuser-Busch InBev Finance Inc.	1.900%	2/1/19	3,500	3,506
	Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	1,800	1,811
	Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	5,885	5,964
	Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	500	497
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	4,520	4,650
	Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	400	419
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	8,675	8,939
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	4,770	5,229
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,000	992
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	475	518
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	8,840	10,020
	Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	3,020	3,285
	Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	725	804
	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	1,835	1,987
	Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,265	2,441
	Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	1,584	1,670
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	1,850	1,848
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	1,144
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,650	1,865
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	1,750	1,697
8	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	1,662	1,772
	Archer-Daniels-Midland Co.	4.479%	3/1/21	631	681
	Archer-Daniels-Midland Co.	2.500%	8/11/26	1,000	957
	Archer-Daniels-Midland Co.	5.935%	10/1/32	280	344
	Archer-Daniels-Midland Co.	4.535%	3/26/42	350	388
	Archer-Daniels-Midland Co.	4.016%	4/16/43	400	416
	Ascension Health	3.945%	11/15/46	650	659
5	Ascension Health	4.847%	11/15/53	250	280
	AstraZeneca plc	1.750%	11/16/18	700	700
	AstraZeneca plc	1.950%	9/18/19	625	626
	AstraZeneca plc	2.375%	11/16/20	1,400	1,410
	AstraZeneca plc	2.375%	6/12/22	900	892
	AstraZeneca plc	3.375%	11/16/25	1,625	1,661
	AstraZeneca plc	3.125%	6/12/27	775	769
	AstraZeneca plc	6.450%	9/15/37	1,705	2,302
	AstraZeneca plc	4.000%	9/18/42	150	152
	AstraZeneca plc	4.375%	11/16/45	900	968
	Baxalta Inc.	2.875%	6/23/20	675	684
	Baxalta Inc.	3.600%	6/23/22	325	337
	Baxalta Inc.	4.000%	6/23/25	1,150	1,199
	Baxalta Inc.	5.250%	6/23/45	705	828
	Baxter International Inc.	1.700%	8/15/21	400	390
	Baxter International Inc.	2.600%	8/15/26	400	381
	Baxter International Inc.	3.500%	8/15/46	375	335
	Baylor Scott & White Holdings Texas Revenue	4.185%	11/15/45	325	334
	Beam Suntory Inc.	3.250%	5/15/22	25	26
	Beam Suntory Inc.	3.250%	6/15/23	50	50
	Becton Dickinson & Co.	2.133%	6/6/19	600	602
	Becton Dickinson & Co.	2.675%	12/15/19	676	684
	Becton Dickinson & Co.	2.404%	6/5/20	800	801
	Becton Dickinson & Co.	3.250%	11/12/20	1,500	1,534
	Becton Dickinson & Co.	3.125%	11/8/21	440	448
	Becton Dickinson & Co.	2.894%	6/6/22	1,375	1,371
	Becton Dickinson & Co.	3.300%	3/1/23	225	226
	Becton Dickinson & Co.	3.363%	6/6/24	1,000	996
	Becton Dickinson & Co.	3.734%	12/15/24	636	647
	Becton Dickinson & Co.	3.700%	6/6/27	1,900	1,892
	Becton Dickinson & Co.	5.000%	11/12/40	50	53
	Becton Dickinson & Co.	4.875%	5/15/44	175	182
	Becton Dickinson & Co.	4.685%	12/15/44	1,175	1,224
	Becton Dickinson & Co.	4.669%	6/6/47	750	773
	Biogen Inc.	2.900%	9/15/20	1,460	1,490

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Biogen Inc.	3.625%	9/15/22	1,125	1,177
	Biogen Inc.	4.050%	9/15/25	1,225	1,294
	Biogen Inc.	5.200%	9/15/45	1,745	1,999
	Boston Children's Hospital Corp. Revenue	4.115%	1/1/47	200	212
	Boston Scientific Corp.	2.650%	10/1/18	1,600	1,613
	Boston Scientific Corp.	6.000%	1/15/20	575	626
	Boston Scientific Corp.	3.375%	5/15/22	200	206
	Boston Scientific Corp.	4.125%	10/1/23	125	132
	Boston Scientific Corp.	3.850%	5/15/25	300	310
	Boston Scientific Corp.	7.000%	11/15/35	325	415
	Boston Scientific Corp.	7.375%	1/15/40	225	302
	Bristol-Myers Squibb Co.	1.600%	2/27/19	500	499
	Bristol-Myers Squibb Co.	1.750%	3/1/19	175	175
	Bristol-Myers Squibb Co.	2.000%	8/1/22	1,200	1,181
	Bristol-Myers Squibb Co.	3.250%	11/1/23	125	130
	Bristol-Myers Squibb Co.	3.250%	8/1/42	465	422
	Bristol-Myers Squibb Co.	4.500%	3/1/44	205	225
	Brown-Forman Corp.	4.500%	7/15/45	325	353
	Bunge Ltd. Finance Corp.	8.500%	6/15/19	775	866
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	300	286
	Campbell Soup Co.	3.300%	3/19/25	700	707
	Campbell Soup Co.	3.800%	8/2/42	200	191
	Cardinal Health Inc.	1.948%	6/14/19	600	601
	Cardinal Health Inc.	4.625%	12/15/20	590	633
	Cardinal Health Inc.	2.616%	6/15/22	600	600
	Cardinal Health Inc.	3.200%	3/15/23	325	332
	Cardinal Health Inc.	3.079%	6/15/24	400	401
	Cardinal Health Inc.	3.750%	9/15/25	225	233
	Cardinal Health Inc.	3.410%	6/15/27	885	887
	Cardinal Health Inc.	4.600%	3/15/43	175	181
	Cardinal Health Inc.	4.500%	11/15/44	225	232
	Cardinal Health Inc.	4.900%	9/15/45	450	495
	Cardinal Health Inc.	4.368%	6/15/47	450	466
	Catholic Health Initiatives Colorado GO	2.950%	11/1/22	200	196
5	Catholic Health Initiatives Colorado GO	4.350%	11/1/42	650	597
	Celgene Corp.	2.125%	8/15/18	475	478
	Celgene Corp.	2.300%	8/15/18	600	603
	Celgene Corp.	2.250%	5/15/19	450	453
	Celgene Corp.	2.875%	8/15/20	1,150	1,176
	Celgene Corp.	3.950%	10/15/20	800	842
	Celgene Corp.	3.250%	8/15/22	500	514
	Celgene Corp.	3.550%	8/15/22	625	651
	Celgene Corp.	4.000%	8/15/23	450	477
	Celgene Corp.	3.625%	5/15/24	650	673
	Celgene Corp.	3.875%	8/15/25	1,575	1,646
	Celgene Corp.	5.700%	10/15/40	75	87
	Celgene Corp.	5.250%	8/15/43	850	963
	Celgene Corp.	4.625%	5/15/44	650	683
	Celgene Corp.	5.000%	8/15/45	1,325	1,494
	Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	150	161
	Church & Dwight Co. Inc.	2.450%	12/15/19	400	401
	City of Hope	5.623%	11/15/43	250	307
	Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	325	330
	Clorox Co.	3.800%	11/15/21	2,575	2,714
	Clorox Co.	3.500%	12/15/24	600	620
	Coca-Cola Bottling Co. Consolidated	3.800%	11/25/25	350	358
	Coca-Cola Co.	1.650%	11/1/18	425	426
	Coca-Cola Co.	1.375%	5/30/19	400	398
	Coca-Cola Co.	1.875%	10/27/20	750	748
	Coca-Cola Co.	2.450%	11/1/20	800	813
	Coca-Cola Co.	3.150%	11/15/20	1,052	1,093
	Coca-Cola Co.	1.550%	9/1/21	800	781
	Coca-Cola Co.	3.300%	9/1/21	1,210	1,265
	Coca-Cola Co.	2.200%	5/25/22	400	399

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Coca-Cola Co.	3.200%	11/1/23	1,650	1,709
	Coca-Cola Co.	2.875%	10/27/25	1,225	1,234
	Coca-Cola Co.	2.550%	6/1/26	325	315
	Coca-Cola Co.	2.250%	9/1/26	1,000	946
	Coca-Cola Co.	2.900%	5/25/27	400	397
	Coca-Cola Enterprises Inc.	3.500%	9/15/20	600	623
	Coca-Cola Enterprises Inc.	4.500%	9/1/21	200	213
	Coca-Cola Femsa SAB de CV	4.625%	2/15/20	375	397
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	1,200	1,259
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	650	751
	Colgate-Palmolive Co.	1.750%	3/15/19	1,200	1,203
	Colgate-Palmolive Co.	2.450%	11/15/21	2,515	2,546
	Colgate-Palmolive Co.	1.950%	2/1/23	500	492
	Colgate-Palmolive Co.	2.100%	5/1/23	275	270
	Colgate-Palmolive Co.	3.250%	3/15/24	375	388
	Colgate-Palmolive Co.	4.000%	8/15/45	450	467
	Conagra Brands Inc.	3.250%	9/15/22	750	758
	Conagra Brands Inc.	3.200%	1/25/23	1,133	1,142
	Conagra Brands Inc.	7.000%	10/1/28	100	126
	Constellation Brands Inc.	3.875%	11/15/19	650	675
	Constellation Brands Inc.	3.750%	5/1/21	350	364
	Constellation Brands Inc.	6.000%	5/1/22	425	485
	Constellation Brands Inc.	2.700%	5/9/22	250	249
	Constellation Brands Inc.	4.250%	5/1/23	1,000	1,069
	Constellation Brands Inc.	4.750%	11/15/24	375	409
	Constellation Brands Inc.	4.750%	12/1/25	500	547
	Constellation Brands Inc.	3.700%	12/6/26	550	560
	Constellation Brands Inc.	3.500%	5/9/27	450	452
	Constellation Brands Inc.	4.500%	5/9/47	250	259
	Covidien International Finance SA	4.200%	6/15/20	400	424
	Covidien International Finance SA	3.200%	6/15/22	1,500	1,551
	CR Bard Inc.	4.400%	1/15/21	90	94
	CR Bard Inc.	3.000%	5/15/26	325	325
	Danaher Corp.	1.650%	9/15/18	600	600
	Danaher Corp.	2.400%	9/15/20	400	405
	Danaher Corp.	3.350%	9/15/25	500	520
	Danaher Corp.	4.375%	9/15/45	375	410
	Delhaize America LLC	9.000%	4/15/31	475	695
	Diageo Capital plc	4.828%	7/15/20	500	539
	Diageo Capital plc	2.625%	4/29/23	2,000	2,009
	Diageo Capital plc	5.875%	9/30/36	250	319
	Diageo Investment Corp.	2.875%	5/11/22	875	894
	Diageo Investment Corp.	4.250%	5/11/42	650	691
	Dignity Health California GO	2.637%	11/1/19	200	202
	Dignity Health California GO	3.125%	11/1/22	150	150
	Dignity Health California GO	3.812%	11/1/24	100	102
	Dignity Health California GO	4.500%	11/1/42	550	522
	Dignity Health California GO	5.267%	11/1/64	225	231
	Dr Pepper Snapple Group Inc.	2.000%	1/15/20	500	498
	Dr Pepper Snapple Group Inc.	3.130%	12/15/23	350	355
	Dr Pepper Snapple Group Inc.	3.400%	11/15/25	250	253
	Dr Pepper Snapple Group Inc.	2.550%	9/15/26	275	259
	Dr Pepper Snapple Group Inc.	3.430%	6/15/27	400	401
8	Dr Pepper Snapple Group Inc.	3.430%	6/15/27	75	76
	Dr Pepper Snapple Group Inc.	7.450%	5/1/38	41	57
8	Dr Pepper Snapple Group Inc.	4.500%	11/15/45	200	212
	Dr Pepper Snapple Group Inc.	4.420%	12/15/46	275	287
	Duke University Health System Inc.	3.920%	6/1/47	450	455
	Edwards Lifesciences Corp.	2.875%	10/15/18	375	379
	Eli Lilly & Co.	1.950%	3/15/19	750	754
	Eli Lilly & Co.	2.350%	5/15/22	200	200
	Eli Lilly & Co.	2.750%	6/1/25	525	524
	Eli Lilly & Co.	3.100%	5/15/27	575	579
	Eli Lilly & Co.	3.700%	3/1/45	1,200	1,185

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Eli Lilly & Co.	3.950%	5/15/47	625	649
Estee Lauder Cos. Inc.	1.800%	2/7/20	700	700
Estee Lauder Cos. Inc.	1.700%	5/10/21	400	393
Estee Lauder Cos. Inc.	3.150%	3/15/27	400	403
Estee Lauder Cos. Inc.	6.000%	5/15/37	150	188
Estee Lauder Cos. Inc.	4.375%	6/15/45	375	402
Estee Lauder Cos. Inc.	4.150%	3/15/47	375	393
Express Scripts Holding Co.	3.300%	2/25/21	175	179
Express Scripts Holding Co.	4.750%	11/15/21	850	919
Express Scripts Holding Co.	3.900%	2/15/22	2,175	2,277
Express Scripts Holding Co.	3.000%	7/15/23	1,375	1,371
Express Scripts Holding Co.	4.500%	2/25/26	980	1,037
Express Scripts Holding Co.	3.400%	3/1/27	1,100	1,070
Express Scripts Holding Co.	6.125%	11/15/41	134	160
Express Scripts Holding Co.	4.800%	7/15/46	2,275	2,328
Flowers Foods Inc.	4.375%	4/1/22	350	373
Flowers Foods Inc.	3.500%	10/1/26	250	245
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	325	331
Genentech Inc.	5.250%	7/15/35	200	237
General Mills Inc.	5.650%	2/15/19	1,650	1,748
General Mills Inc.	2.200%	10/21/19	200	201
General Mills Inc.	3.150%	12/15/21	425	437
General Mills Inc.	3.650%	2/15/24	325	339
General Mills Inc.	3.200%	2/10/27	375	372
General Mills Inc.	5.400%	6/15/40	245	286
Gilead Sciences Inc.	1.850%	9/4/18	650	652
Gilead Sciences Inc.	2.050%	4/1/19	1,400	1,406
Gilead Sciences Inc.	2.350%	2/1/20	600	605
Gilead Sciences Inc.	2.550%	9/1/20	1,125	1,139
Gilead Sciences Inc.	4.500%	4/1/21	300	323
Gilead Sciences Inc.	4.400%	12/1/21	4,502	4,857
Gilead Sciences Inc.	3.250%	9/1/22	625	647
Gilead Sciences Inc.	2.500%	9/1/23	500	492
Gilead Sciences Inc.	3.700%	4/1/24	1,500	1,564
Gilead Sciences Inc.	3.500%	2/1/25	1,145	1,174
Gilead Sciences Inc.	3.650%	3/1/26	4,215	4,331
Gilead Sciences Inc.	4.600%	9/1/35	500	537
Gilead Sciences Inc.	5.650%	12/1/41	600	724
Gilead Sciences Inc.	4.800%	4/1/44	1,450	1,601
Gilead Sciences Inc.	4.500%	2/1/45	1,025	1,085
Gilead Sciences Inc.	4.750%	3/1/46	1,700	1,857
Gilead Sciences Inc.	4.150%	3/1/47	1,375	1,384
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	75	76
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	357
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	1,895	2,573
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	300	320
GlaxoSmithKline Capital plc	2.850%	5/8/22	200	204
Hackensack Meridian Health	4.500%	7/1/57	225	237
Hasbro Inc.	3.150%	5/15/21	200	204
Hasbro Inc.	6.350%	3/15/40	400	489
Hasbro Inc.	5.100%	5/15/44	300	319
Hershey Co.	1.600%	8/21/18	215	215
Hershey Co.	4.125%	12/1/20	215	230
Hershey Co.	2.625%	5/1/23	250	251
Hershey Co.	3.200%	8/21/25	170	173
Hershey Co.	2.300%	8/15/26	325	305
Hillshire Brands Co.	4.100%	9/15/20	175	183
Ingredion Inc.	4.625%	11/1/20	50	53
Ingredion Inc.	3.200%	10/1/26	400	394
JM Smucker Co.	2.500%	3/15/20	325	328
JM Smucker Co.	3.500%	10/15/21	735	765
JM Smucker Co.	3.000%	3/15/22	250	255
JM Smucker Co.	3.500%	3/15/25	700	718
JM Smucker Co.	4.250%	3/15/35	400	416

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
JM Smucker Co.	4.375%	3/15/45	650	682
Johns Hopkins Health System Corp.	3.837%	5/15/46	350	351
Johnson & Johnson	5.150%	7/15/18	125	130
Johnson & Johnson	1.650%	12/5/18	575	576
Johnson & Johnson	1.125%	3/1/19	500	497
Johnson & Johnson	1.875%	12/5/19	300	301
Johnson & Johnson	2.950%	9/1/20	400	414
Johnson & Johnson	1.650%	3/1/21	750	743
Johnson & Johnson	2.450%	12/5/21	200	203
Johnson & Johnson	2.250%	3/3/22	3,325	3,344
Johnson & Johnson	2.050%	3/1/23	350	346
Johnson & Johnson	6.730%	11/15/23	245	304
Johnson & Johnson	3.375%	12/5/23	650	690
Johnson & Johnson	2.450%	3/1/26	1,225	1,195
Johnson & Johnson	2.950%	3/3/27	1,050	1,065
Johnson & Johnson	6.950%	9/1/29	975	1,329
Johnson & Johnson	4.950%	5/15/33	550	661
Johnson & Johnson	4.375%	12/5/33	700	803
Johnson & Johnson	3.550%	3/1/36	350	361
Johnson & Johnson	3.625%	3/3/37	1,250	1,304
Johnson & Johnson	5.950%	8/15/37	645	868
Johnson & Johnson	5.850%	7/15/38	325	436
Johnson & Johnson	4.500%	9/1/40	419	477
Johnson & Johnson	4.500%	12/5/43	375	432
Johnson & Johnson	3.700%	3/1/46	1,400	1,432
Johnson & Johnson	3.750%	3/3/47	800	835
Kaiser Foundation Hospitals	3.500%	4/1/22	100	104
Kaiser Foundation Hospitals	3.150%	5/1/27	450	451
Kaiser Foundation Hospitals	4.875%	4/1/42	925	1,059
Kaiser Foundation Hospitals	4.150%	5/1/47	625	645
Kellogg Co.	4.150%	11/15/19	250	262
Kellogg Co.	4.000%	12/15/20	570	601
Kellogg Co.	2.650%	12/1/23	250	246
Kellogg Co.	3.250%	4/1/26	950	946
Kellogg Co.	7.450%	4/1/31	200	270
Kellogg Co.	4.500%	4/1/46	750	774
Kimberly-Clark Corp.	1.400%	2/15/19	400	399
Kimberly-Clark Corp.	1.850%	3/1/20	1,103	1,102
Kimberly-Clark Corp.	3.625%	8/1/20	250	261
Kimberly-Clark Corp.	3.875%	3/1/21	560	593
Kimberly-Clark Corp.	2.400%	6/1/23	150	149
Kimberly-Clark Corp.	3.050%	8/15/25	100	101
Kimberly-Clark Corp.	2.750%	2/15/26	250	249
Kimberly-Clark Corp.	5.300%	3/1/41	825	1,012
Kimberly-Clark Corp.	3.700%	6/1/43	175	169
Kimberly-Clark Corp.	3.200%	7/30/46	400	364
Koninklijke Philips NV	3.750%	3/15/22	825	868
Koninklijke Philips NV	5.000%	3/15/42	335	368
Kraft Foods Group Inc.	6.125%	8/23/18	1,060	1,110
Kraft Foods Group Inc.	5.375%	2/10/20	78	84
Kraft Foods Group Inc.	6.875%	1/26/39	825	1,057
Kraft Foods Group Inc.	6.500%	2/9/40	600	744
Kraft Foods Group Inc.	5.000%	6/4/42	1,780	1,884
Kraft Heinz Foods Co.	2.000%	7/2/18	1,515	1,519
Kraft Heinz Foods Co.	2.800%	7/2/20	2,500	2,535
Kraft Heinz Foods Co.	3.500%	7/15/22	250	258
Kraft Heinz Foods Co.	3.950%	7/15/25	2,025	2,084
Kraft Heinz Foods Co.	3.000%	6/1/26	1,450	1,385
Kraft Heinz Foods Co.	5.000%	7/15/35	650	701
Kraft Heinz Foods Co.	5.200%	7/15/45	1,275	1,382
Kraft Heinz Foods Co.	4.375%	6/1/46	2,575	2,506
Kroger Co.	4.450%	2/1/47	1,450	1,396
Laboratory Corp. of America Holdings	2.625%	2/1/20	250	252
Laboratory Corp. of America Holdings	3.200%	2/1/22	375	382

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Laboratory Corp. of America Holdings	3.750%	8/23/22	225	234
	Laboratory Corp. of America Holdings	3.600%	2/1/25	600	607
	Laboratory Corp. of America Holdings	4.700%	2/1/45	600	623
	Life Technologies Corp.	6.000%	3/1/20	485	528
	Life Technologies Corp.	5.000%	1/15/21	375	402
	Mattel Inc.	2.350%	5/6/19	500	500
	Mattel Inc.	2.350%	8/15/21	225	220
	Mattel Inc.	3.150%	3/15/23	75	74
	Mattel Inc.	5.450%	11/1/41	380	398
5	Mayo Clinic	3.774%	11/15/43	625	622
5	Mayo Clinic	4.000%	11/15/47	150	153
5	Mayo Clinic	4.128%	11/15/52	125	133
	McCormick & Co. Inc.	3.900%	7/15/21	100	106
	McKesson Corp.	7.500%	2/15/19	740	803
	McKesson Corp.	2.284%	3/15/19	700	704
	McKesson Corp.	4.750%	3/1/21	485	521
	McKesson Corp.	2.700%	12/15/22	250	248
	McKesson Corp.	3.796%	3/15/24	100	104
	McKesson Corp.	6.000%	3/1/41	1,025	1,250
	Mead Johnson Nutrition Co.	4.900%	11/1/19	625	664
	Mead Johnson Nutrition Co.	3.000%	11/15/20	500	513
	Mead Johnson Nutrition Co.	4.125%	11/15/25	475	511
	Mead Johnson Nutrition Co.	5.900%	11/1/39	390	488
	Mead Johnson Nutrition Co.	4.600%	6/1/44	325	361
	Medco Health Solutions Inc.	4.125%	9/15/20	410	429
	Medtronic Inc.	2.500%	3/15/20	1,831	1,858
	Medtronic Inc.	4.125%	3/15/21	410	437
	Medtronic Inc.	3.125%	3/15/22	2,175	2,240
	Medtronic Inc.	3.150%	3/15/22	1,725	1,785
	Medtronic Inc.	3.625%	3/15/24	1,650	1,736
	Medtronic Inc.	3.500%	3/15/25	3,000	3,113
	Medtronic Inc.	4.375%	3/15/35	1,592	1,743
	Medtronic Inc.	5.550%	3/15/40	275	333
	Medtronic Inc.	4.500%	3/15/42	1,413	1,541
	Medtronic Inc.	4.625%	3/15/44	293	327
	Medtronic Inc.	4.625%	3/15/45	3,625	4,073
	Memorial Sloan-Kettering Cancer Center New York GO	5.000%	7/1/42	100	117
	Memorial Sloan-Kettering Cancer Center New York GO	4.125%	7/1/52	450	458
	Memorial Sloan-Kettering Cancer Center New York GO	4.200%	7/1/55	150	155
	Merck & Co. Inc.	1.850%	2/10/20	1,000	1,001
	Merck & Co. Inc.	3.875%	1/15/21	625	662
	Merck & Co. Inc.	2.350%	2/10/22	100	101
	Merck & Co. Inc.	2.400%	9/15/22	600	604
	Merck & Co. Inc.	2.800%	5/18/23	3,825	3,898
	Merck & Co. Inc.	2.750%	2/10/25	1,750	1,740
	Merck & Co. Inc.	6.550%	9/15/37	260	359
	Merck & Co. Inc.	3.600%	9/15/42	150	147
	Merck & Co. Inc.	4.150%	5/18/43	805	859
	Merck & Co. Inc.	3.700%	2/10/45	2,795	2,770
	Merck Sharp & Dohme Corp.	5.750%	11/15/36	150	190
8	Molson Coors Brewing Co.	1.900%	3/15/19	525	524
	Molson Coors Brewing Co.	1.450%	7/15/19	275	272
8	Molson Coors Brewing Co.	2.250%	3/15/20	525	525
	Molson Coors Brewing Co.	2.100%	7/15/21	775	762
	Molson Coors Brewing Co.	3.500%	5/1/22	75	78
	Molson Coors Brewing Co.	3.000%	7/15/26	1,400	1,350
	Molson Coors Brewing Co.	5.000%	5/1/42	275	304
	Molson Coors Brewing Co.	4.200%	7/15/46	1,985	1,961
	Mondelez International Inc.	6.500%	2/9/40	580	742
	Mylan Inc.	2.550%	3/28/19	511	515
	Mylan Inc.	4.200%	11/29/23	925	969
	Mylan Inc.	5.400%	11/29/43	500	550
	Mylan NV	2.500%	6/7/19	450	453
	Mylan NV	3.150%	6/15/21	975	989

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Mylan NV	3.950%	6/15/26	1,500	1,519
	Mylan NV	5.250%	6/15/46	725	794
	New York & Presbyterian Hospital	4.024%	8/1/45	480	490
	New York & Presbyterian Hospital	4.063%	8/1/56	325	325
	Newell Brands Inc.	2.150%	10/15/18	200	201
	Newell Brands Inc.	2.875%	12/1/19	225	229
	Newell Brands Inc.	3.150%	4/1/21	735	752
	Newell Brands Inc.	3.850%	4/1/23	1,135	1,191
	Newell Brands Inc.	4.000%	12/1/24	400	419
	Newell Brands Inc.	3.900%	11/1/25	350	364
	Newell Brands Inc.	4.200%	4/1/26	1,500	1,591
	Newell Brands Inc.	5.375%	4/1/36	925	1,075
	Newell Brands Inc.	5.500%	4/1/46	1,700	2,050
	Northwell Healthcare Inc.	3.979%	11/1/46	600	560
	Novartis Capital Corp.	1.800%	2/14/20	1,500	1,500
	Novartis Capital Corp.	4.400%	4/24/20	725	773
	Novartis Capital Corp.	2.400%	5/17/22	1,500	1,511
	Novartis Capital Corp.	2.400%	9/21/22	1,000	1,003
	Novartis Capital Corp.	3.400%	5/6/24	1,000	1,042
	Novartis Capital Corp.	3.000%	11/20/25	900	908
	Novartis Capital Corp.	3.100%	5/17/27	1,400	1,415
	Novartis Capital Corp.	4.400%	5/6/44	1,250	1,384
	Novartis Capital Corp.	4.000%	11/20/45	1,200	1,252
	Novartis Securities Investment Ltd.	5.125%	2/10/19	2,285	2,405
	NYU Hospitals Center	4.784%	7/1/44	375	412
5	NYU Hospitals Center	4.368%	7/1/47	400	417
	Partners Healthcare System Inc.	4.117%	7/1/55	225	224
	PepsiCo Inc.	2.250%	1/7/19	675	682
	PepsiCo Inc.	1.550%	5/2/19	1,000	1,000
	PepsiCo Inc.	1.350%	10/4/19	300	297
	PepsiCo Inc.	1.850%	4/30/20	1,475	1,474
	PepsiCo Inc.	2.150%	10/14/20	1,075	1,085
	PepsiCo Inc.	3.125%	11/1/20	30	31
	PepsiCo Inc.	3.000%	8/25/21	1,070	1,105
	PepsiCo Inc.	1.700%	10/6/21	300	293
	PepsiCo Inc.	2.750%	3/5/22	3,650	3,727
	PepsiCo Inc.	2.250%	5/2/22	275	275
	PepsiCo Inc.	3.600%	3/1/24	600	633
	PepsiCo Inc.	2.750%	4/30/25	1,725	1,713
	PepsiCo Inc.	3.500%	7/17/25	1,425	1,488
	PepsiCo Inc.	2.375%	10/6/26	450	428
	PepsiCo Inc.	5.500%	1/15/40	500	621
	PepsiCo Inc.	4.875%	11/1/40	165	191
	PepsiCo Inc.	4.000%	3/5/42	741	757
	PepsiCo Inc.	3.600%	8/13/42	725	695
	PepsiCo Inc.	4.250%	10/22/44	525	555
	PepsiCo Inc.	4.600%	7/17/45	785	875
	PepsiCo Inc.	4.450%	4/14/46	1,075	1,170
	PepsiCo Inc.	3.450%	10/6/46	650	612
	PepsiCo Inc.	4.000%	5/2/47	575	584
	PerkinElmer Inc.	5.000%	11/15/21	1,715	1,859
	Perrigo Finance Unlimited Co.	3.500%	12/15/21	811	842
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	600	609
	Perrigo Finance Unlimited Co.	4.375%	3/15/26	375	387
	Perrigo Finance Unlimited Co.	4.900%	12/15/44	368	375
	Pfizer Inc.	2.100%	5/15/19	750	757
	Pfizer Inc.	1.450%	6/3/19	1,725	1,719
	Pfizer Inc.	1.700%	12/15/19	1,000	1,001
	Pfizer Inc.	1.950%	6/3/21	900	898
	Pfizer Inc.	2.200%	12/15/21	325	326
	Pfizer Inc.	3.000%	6/15/23	450	464
	Pfizer Inc.	3.400%	5/15/24	200	210
	Pfizer Inc.	2.750%	6/3/26	800	786
	Pfizer Inc.	3.000%	12/15/26	2,350	2,352

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Pfizer Inc.	4.000%	12/15/36	1,650	1,748
	Pfizer Inc.	7.200%	3/15/39	410	614
	Pfizer Inc.	4.300%	6/15/43	1,500	1,612
	Pfizer Inc.	4.400%	5/15/44	800	877
	Pfizer Inc.	4.125%	12/15/46	1,200	1,264
	Philip Morris International Inc.	1.875%	1/15/19	550	551
	Philip Morris International Inc.	1.625%	2/21/19	525	523
	Philip Morris International Inc.	1.375%	2/25/19	360	358
	Philip Morris International Inc.	2.000%	2/21/20	725	726
	Philip Morris International Inc.	1.875%	2/25/21	475	470
	Philip Morris International Inc.	4.125%	5/17/21	195	208
	Philip Morris International Inc.	2.625%	3/6/23	1,050	1,045
	Philip Morris International Inc.	2.125%	5/10/23	450	436
	Philip Morris International Inc.	3.250%	11/10/24	875	891
	Philip Morris International Inc.	3.375%	8/11/25	675	691
	Philip Morris International Inc.	2.750%	2/25/26	750	732
	Philip Morris International Inc.	6.375%	5/16/38	475	625
	Philip Morris International Inc.	4.375%	11/15/41	2,595	2,716
	Philip Morris International Inc.	4.500%	3/20/42	450	477
	Philip Morris International Inc.	3.875%	8/21/42	75	73
	Philip Morris International Inc.	4.125%	3/4/43	300	303
	Philip Morris International Inc.	4.875%	11/15/43	400	447
	Philip Morris International Inc.	4.250%	11/10/44	925	952
5	Procter & Gamble - Esop	9.360%	1/1/21	479	550
	Procter & Gamble Co.	1.900%	11/1/19	275	276
	Procter & Gamble Co.	1.850%	2/2/21	400	398
	Procter & Gamble Co.	1.700%	11/3/21	1,000	985
	Procter & Gamble Co.	3.100%	8/15/23	1,100	1,141
	Procter & Gamble Co.	2.700%	2/2/26	400	398
	Procter & Gamble Co.	2.450%	11/3/26	700	685
	Procter & Gamble Co.	5.550%	3/5/37	806	1,079
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	125	120
	Quest Diagnostics Inc.	2.700%	4/1/19	650	657
	Quest Diagnostics Inc.	4.750%	1/30/20	300	319
	Quest Diagnostics Inc.	2.500%	3/30/20	160	161
	Quest Diagnostics Inc.	4.250%	4/1/24	200	212
	Quest Diagnostics Inc.	3.500%	3/30/25	225	227
	Quest Diagnostics Inc.	3.450%	6/1/26	275	275
	Quest Diagnostics Inc.	5.750%	1/30/40	61	68
	Quest Diagnostics Inc.	4.700%	3/30/45	225	237
	Reynolds American Inc.	8.125%	6/23/19	450	502
	Reynolds American Inc.	3.250%	6/12/20	680	700
	Reynolds American Inc.	4.000%	6/12/22	600	636
	Reynolds American Inc.	4.850%	9/15/23	75	83
	Reynolds American Inc.	4.450%	6/12/25	2,106	2,257
	Reynolds American Inc.	5.700%	8/15/35	700	829
	Reynolds American Inc.	8.125%	5/1/40	400	563
	Reynolds American Inc.	7.000%	8/4/41	150	191
	Reynolds American Inc.	5.850%	8/15/45	1,710	2,097
	RWJ Barnabas Health Inc.	3.949%	7/1/46	325	322
	Sanofi	4.000%	3/29/21	1,360	1,445
	Shire Acquisitions Investments Ireland DAC	1.900%	9/23/19	4,100	4,078
	Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	3,350	3,301
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	4,650	4,593
	SSM Health Care Corp.	3.823%	6/1/27	375	384
	Stryker Corp.	2.000%	3/8/19	400	401
	Stryker Corp.	4.375%	1/15/20	100	105
	Stryker Corp.	2.625%	3/15/21	500	505
	Stryker Corp.	3.375%	5/15/24	1,000	1,026
	Stryker Corp.	3.375%	11/1/25	500	508
	Stryker Corp.	3.500%	3/15/26	890	911
	Stryker Corp.	4.375%	5/15/44	275	284
	Stryker Corp.	4.625%	3/15/46	780	848
	Sysco Corp.	1.900%	4/1/19	325	325

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Sysco Corp.	2.600%	10/1/20	425	430
	Sysco Corp.	2.500%	7/15/21	300	301
	Sysco Corp.	2.600%	6/12/22	346	347
	Sysco Corp.	3.750%	10/1/25	75	78
	Sysco Corp.	3.300%	7/15/26	650	643
	Sysco Corp.	3.250%	7/15/27	800	787
	Sysco Corp.	5.375%	9/21/35	600	695
	Sysco Corp.	4.850%	10/1/45	125	138
	Sysco Corp.	4.500%	4/1/46	550	580
	Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	775	800
	Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	1,533	1,527
	Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	220	259
	Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	675	675
	Teva Pharmaceutical Finance Netherlands III BV	1.400%	7/20/18	1,000	997
	Teva Pharmaceutical Finance Netherlands III BV	1.700%	7/19/19	1,300	1,289
	Teva Pharmaceutical Finance Netherlands III BV	2.200%	7/21/21	2,750	2,696
	Teva Pharmaceutical Finance Netherlands III BV	2.800%	7/21/23	2,000	1,946
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	2,550	2,420
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	1,825	1,673
5	Texas Health Resources	4.330%	11/15/55	100	105
	The Kroger Co.	2.300%	1/15/19	650	653
	The Kroger Co.	1.500%	9/30/19	300	296
	The Kroger Co.	6.150%	1/15/20	1,010	1,106
	The Kroger Co.	3.300%	1/15/21	700	716
	The Kroger Co.	2.600%	2/1/21	200	200
	The Kroger Co.	2.950%	11/1/21	2,375	2,394
	The Kroger Co.	3.850%	8/1/23	325	338
	The Kroger Co.	4.000%	2/1/24	400	414
	The Kroger Co.	2.650%	10/15/26	775	714
	The Kroger Co.	7.700%	6/1/29	200	262
	The Kroger Co.	8.000%	9/15/29	750	1,011
	The Kroger Co.	6.900%	4/15/38	375	474
	The Kroger Co.	5.150%	8/1/43	350	365
	The Kroger Co.	3.875%	10/15/46	325	286
	The Pepsi Bottling Group Inc.	7.000%	3/1/29	875	1,187
	Thermo Fisher Scientific Inc.	2.150%	12/14/18	300	299
	Thermo Fisher Scientific Inc.	4.500%	3/1/21	500	533
	Thermo Fisher Scientific Inc.	3.600%	8/15/21	700	727
	Thermo Fisher Scientific Inc.	3.300%	2/15/22	600	618
	Thermo Fisher Scientific Inc.	3.150%	1/15/23	2,575	2,616
	Thermo Fisher Scientific Inc.	3.000%	4/15/23	475	480
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	425	437
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	800	782
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	500	586
	Trinity Health Corp.	4.125%	12/1/45	225	225
	Tupperware Brands Corp.	4.750%	6/1/21	430	458
	Tyson Foods Inc.	2.650%	8/15/19	500	506
	Tyson Foods Inc.	4.500%	6/15/22	725	784
	Tyson Foods Inc.	3.950%	8/15/24	1,200	1,256
	Tyson Foods Inc.	3.550%	6/2/27	1,025	1,037
	Tyson Foods Inc.	4.875%	8/15/34	1,300	1,424
	Tyson Foods Inc.	5.150%	8/15/44	300	339
	Tyson Foods Inc.	4.550%	6/2/47	575	606
	Unilever Capital Corp.	2.200%	3/6/19	150	151
	Unilever Capital Corp.	2.100%	7/30/20	725	727
	Unilever Capital Corp.	4.250%	2/10/21	805	861
	Unilever Capital Corp.	1.375%	7/28/21	400	386
	Unilever Capital Corp.	2.600%	5/5/24	875	863
	Unilever Capital Corp.	3.100%	7/30/25	550	555
	Unilever Capital Corp.	2.000%	7/28/26	450	414
	Whirlpool Corp.	2.400%	3/1/19	150	151
	Whirlpool Corp.	4.850%	6/15/21	200	218
	Whirlpool Corp.	4.700%	6/1/22	775	844
	Whirlpool Corp.	4.000%	3/1/24	175	184

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Whirlpool Corp.	3.700%	5/1/25	400	411
Whirlpool Corp.	4.500%	6/1/46	488	510
Whole Foods Market Inc.	5.200%	12/3/25	875	1,004
Wyeth LLC	7.250%	3/1/23	350	434
Wyeth LLC	6.450%	2/1/24	1,705	2,074
Wyeth LLC	6.500%	2/1/34	500	662
Wyeth LLC	6.000%	2/15/36	585	747
Wyeth LLC	5.950%	4/1/37	1,205	1,556
Zeneca Wilmington Inc.	7.000%	11/15/23	600	740
Zimmer Biomet Holdings Inc.	4.625%	11/30/19	205	216
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	875	882
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	770	789
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	650	655
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	1,275	1,287
Zoetis Inc.	3.450%	11/13/20	325	336
Zoetis Inc.	3.250%	2/1/23	1,000	1,025
Zoetis Inc.	4.500%	11/13/25	350	383
Zoetis Inc.	4.700%	2/1/43	875	950
Energy (1.1%)
Anadarko Finance Co.	7.500%	5/1/31	500	625
Anadarko Petroleum Corp.	8.700%	3/15/19	300	331
Anadarko Petroleum Corp.	6.950%	6/15/19	50	54
Anadarko Petroleum Corp.	4.850%	3/15/21	200	213
Anadarko Petroleum Corp.	5.550%	3/15/26	2,300	2,565
Anadarko Petroleum Corp.	6.450%	9/15/36	1,000	1,179
Anadarko Petroleum Corp.	7.950%	6/15/39	125	163
Anadarko Petroleum Corp.	6.200%	3/15/40	450	515
Anadarko Petroleum Corp.	4.500%	7/15/44	1,900	1,797
Anadarko Petroleum Corp.	6.600%	3/15/46	500	616
Apache Corp.	6.900%	9/15/18	500	528
Apache Corp.	3.625%	2/1/21	265	273
Apache Corp.	3.250%	4/15/22	862	874
Apache Corp.	6.000%	1/15/37	725	838
Apache Corp.	5.100%	9/1/40	850	891
Apache Corp.	5.250%	2/1/42	475	507
Apache Corp.	4.750%	4/15/43	900	904
Apache Corp.	4.250%	1/15/44	800	751
Apache Finance Canada Corp.	7.750%	12/15/29	225	297
Baker Hughes Inc.	5.125%	9/15/40	595	680
Boardwalk Pipelines LP	3.375%	2/1/23	325	321
Boardwalk Pipelines LP	4.950%	12/15/24	525	554
Boardwalk Pipelines LP	5.950%	6/1/26	700	779
Boardwalk Pipelines LP	4.450%	7/15/27	300	305
BP Capital Markets plc	2.241%	9/26/18	900	904
BP Capital Markets plc	4.750%	3/10/19	900	943
BP Capital Markets plc	2.237%	5/10/19	125	126
BP Capital Markets plc	2.521%	1/15/20	400	405
BP Capital Markets plc	2.315%	2/13/20	375	378
BP Capital Markets plc	4.500%	10/1/20	1,425	1,531
BP Capital Markets plc	4.742%	3/11/21	1,010	1,097
BP Capital Markets plc	3.561%	11/1/21	2,775	2,894
BP Capital Markets plc	3.062%	3/17/22	450	460
BP Capital Markets plc	3.245%	5/6/22	1,076	1,107
BP Capital Markets plc	2.500%	11/6/22	325	321
BP Capital Markets plc	2.750%	5/10/23	1,825	1,817
BP Capital Markets plc	3.994%	9/26/23	350	370
BP Capital Markets plc	3.216%	11/28/23	1,500	1,522
BP Capital Markets plc	3.535%	11/4/24	2,335	2,393
BP Capital Markets plc	3.506%	3/17/25	1,100	1,124
BP Capital Markets plc	3.119%	5/4/26	600	593
BP Capital Markets plc	3.723%	11/28/28	1,000	1,025
Buckeye Partners LP	2.650%	11/15/18	100	101
Buckeye Partners LP	3.950%	12/1/26	2,200	2,178

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Buckeye Partners LP	5.850%	11/15/43	250	269
	Buckeye Partners LP	5.600%	10/15/44	175	183
	Burlington Resources Finance Co.	7.400%	12/1/31	600	814
	Canadian Natural Resources Ltd.	3.450%	11/15/21	1,175	1,201
	Canadian Natural Resources Ltd.	2.950%	1/15/23	800	797
	Canadian Natural Resources Ltd.	3.850%	6/1/27	900	895
	Canadian Natural Resources Ltd.	7.200%	1/15/32	500	610
	Canadian Natural Resources Ltd.	6.450%	6/30/33	400	465
	Canadian Natural Resources Ltd.	5.850%	2/1/35	500	554
	Canadian Natural Resources Ltd.	6.500%	2/15/37	500	594
	Canadian Natural Resources Ltd.	6.250%	3/15/38	750	885
	Canadian Natural Resources Ltd.	6.750%	2/1/39	1,000	1,211
	Canadian Natural Resources Ltd.	4.950%	6/1/47	300	305
	Cenovus Energy Inc.	5.700%	10/15/19	500	527
8	Cenovus Energy Inc.	4.250%	4/15/27	1,300	1,239
8	Cenovus Energy Inc.	5.250%	6/15/37	500	469
	Cenovus Energy Inc.	6.750%	11/15/39	900	946
	Cenovus Energy Inc.	5.200%	9/15/43	800	715
8	Cenovus Energy Inc.	5.400%	6/15/47	1,300	1,202
	Chevron Corp.	1.790%	11/16/18	1,000	1,003
	Chevron Corp.	1.686%	2/28/19	400	400
	Chevron Corp.	4.950%	3/3/19	475	500
	Chevron Corp.	1.561%	5/16/19	800	798
	Chevron Corp.	2.193%	11/15/19	1,800	1,817
	Chevron Corp.	1.961%	3/3/20	2,452	2,458
	Chevron Corp.	1.991%	3/3/20	400	401
	Chevron Corp.	2.419%	11/17/20	600	607
	Chevron Corp.	2.100%	5/16/21	1,200	1,196
	Chevron Corp.	2.411%	3/3/22	475	477
	Chevron Corp.	2.498%	3/3/22	400	404
	Chevron Corp.	2.355%	12/5/22	3,825	3,805
	Chevron Corp.	3.191%	6/24/23	1,175	1,213
	Chevron Corp.	2.895%	3/3/24	100	101
	Chevron Corp.	3.326%	11/17/25	200	205
	Chevron Corp.	2.954%	5/16/26	1,450	1,440
	Cimarex Energy Co.	4.375%	6/1/24	900	945
	Cimarex Energy Co.	3.900%	5/15/27	600	603
	Columbia Pipeline Group Inc.	3.300%	6/1/20	500	512
	Columbia Pipeline Group Inc.	4.500%	6/1/25	1,155	1,227
	ConocoPhillips	5.900%	10/15/32	150	179
	ConocoPhillips	5.900%	5/15/38	1,305	1,598
	ConocoPhillips	6.500%	2/1/39	1,410	1,843
	ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	400	482
	ConocoPhillips Co.	2.200%	5/15/20	400	401
	ConocoPhillips Co.	4.200%	3/15/21	1,000	1,063
	ConocoPhillips Co.	2.875%	11/15/21	2,975	3,016
	ConocoPhillips Co.	2.400%	12/15/22	1,500	1,473
	ConocoPhillips Co.	3.350%	11/15/24	365	372
	ConocoPhillips Co.	4.950%	3/15/26	2,693	3,003
	ConocoPhillips Co.	4.150%	11/15/34	350	354
	ConocoPhillips Co.	4.300%	11/15/44	500	510
	ConocoPhillips Co.	5.950%	3/15/46	250	318
	ConocoPhillips Holding Co.	6.950%	4/15/29	275	354
	Devon Energy Corp.	4.000%	7/15/21	300	309
	Devon Energy Corp.	3.250%	5/15/22	500	497
	Devon Energy Corp.	7.950%	4/15/32	350	457
	Devon Energy Corp.	5.600%	7/15/41	1,310	1,400
	Devon Energy Corp.	4.750%	5/15/42	1,700	1,665
	Devon Financing Co. LLC	7.875%	9/30/31	1,275	1,656
	Dominion Energy Gas Holdings LLC	3.550%	11/1/23	250	256
	Dominion Energy Gas Holdings LLC	3.600%	12/15/24	250	254
	Dominion Energy Gas Holdings LLC	4.800%	11/1/43	500	530
	Dominion Energy Gas Holdings LLC	4.600%	12/15/44	400	414
	Dominion Gas Holdings LLC	2.800%	11/15/20	500	505

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Enable Midstream Partners LP	2.400%	5/15/19	300	297
Enable Midstream Partners LP	3.900%	5/15/24	250	248
Enable Midstream Partners LP	4.400%	3/15/27	800	803
Enable Midstream Partners LP	5.000%	5/15/44	350	330
Enbridge Energy Partners LP	9.875%	3/1/19	1,595	1,784
Enbridge Energy Partners LP	4.200%	9/15/21	325	340
Enbridge Energy Partners LP	5.875%	10/15/25	400	456
Enbridge Energy Partners LP	7.500%	4/15/38	300	379
Enbridge Energy Partners LP	5.500%	9/15/40	350	367
Enbridge Energy Partners LP	7.375%	10/15/45	500	646
Enbridge Inc.	2.900%	7/15/22	450	450
Enbridge Inc.	4.250%	12/1/26	400	418
Enbridge Inc.	3.700%	7/15/27	800	800
Enbridge Inc.	4.500%	6/10/44	525	513
Enbridge Inc.	5.500%	12/1/46	600	683
Encana Corp.	6.500%	8/15/34	1,625	1,854
Encana Corp.	6.625%	8/15/37	500	577
Encana Corp.	6.500%	2/1/38	475	545
Energy Transfer LP	9.700%	3/15/19	200	224
Energy Transfer LP	9.000%	4/15/19	254	283
Energy Transfer LP	4.150%	10/1/20	1,125	1,169
Energy Transfer LP	4.650%	6/1/21	840	892
Energy Transfer LP	5.200%	2/1/22	1,600	1,722
Energy Transfer LP	3.600%	2/1/23	1,825	1,835
Energy Transfer LP	4.050%	3/15/25	2,000	2,004
Energy Transfer LP	4.750%	1/15/26	300	313
Energy Transfer LP	4.200%	4/15/27	300	299
Energy Transfer LP	4.900%	3/15/35	250	244
Energy Transfer LP	6.625%	10/15/36	150	169
Energy Transfer LP	7.500%	7/1/38	500	611
Energy Transfer LP	6.050%	6/1/41	1,650	1,756
Energy Transfer LP	6.500%	2/1/42	300	334
Energy Transfer LP	5.150%	2/1/43	425	407
Energy Transfer LP	5.150%	3/15/45	250	243
Energy Transfer LP	6.125%	12/15/45	1,200	1,307
Energy Transfer LP	5.300%	4/15/47	1,300	1,291
EnLink Midstream Partners LP	4.400%	4/1/24	825	841
EnLink Midstream Partners LP	4.150%	6/1/25	400	397
EnLink Midstream Partners LP	4.850%	7/15/26	950	988
EnLink Midstream Partners LP	5.600%	4/1/44	425	432
EnLink Midstream Partners LP	5.450%	6/1/47	300	302
Enterprise Products Operating LLC	6.500%	1/31/19	50	53
Enterprise Products Operating LLC	2.550%	10/15/19	300	303
Enterprise Products Operating LLC	5.200%	9/1/20	2,235	2,427
Enterprise Products Operating LLC	4.050%	2/15/22	175	185
Enterprise Products Operating LLC	3.350%	3/15/23	350	359
Enterprise Products Operating LLC	3.900%	2/15/24	2,050	2,132
Enterprise Products Operating LLC	3.750%	2/15/25	650	670
Enterprise Products Operating LLC	3.700%	2/15/26	400	407
Enterprise Products Operating LLC	3.950%	2/15/27	400	415
Enterprise Products Operating LLC	6.875%	3/1/33	1,400	1,774
Enterprise Products Operating LLC	7.550%	4/15/38	450	616
Enterprise Products Operating LLC	5.950%	2/1/41	495	591
Enterprise Products Operating LLC	4.850%	8/15/42	850	899
Enterprise Products Operating LLC	4.450%	2/15/43	600	599
Enterprise Products Operating LLC	4.850%	3/15/44	1,780	1,896
Enterprise Products Operating LLC	5.100%	2/15/45	159	174
Enterprise Products Operating LLC	4.900%	5/15/46	1,400	1,506
Enterprise Products Operating LLC	4.950%	10/15/54	200	209
EOG Resources Inc.	5.625%	6/1/19	925	986
EOG Resources Inc.	4.100%	2/1/21	150	158
EOG Resources Inc.	2.625%	3/15/23	2,700	2,664
EQT Corp.	8.125%	6/1/19	400	439
EQT Corp.	4.875%	11/15/21	600	643

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
EQT Midstream Partners LP	4.125%	12/1/26	500	505
Exxon Mobil Corp.	1.819%	3/15/19	237	238
Exxon Mobil Corp.	1.912%	3/6/20	1,413	1,416
Exxon Mobil Corp.	2.222%	3/1/21	1,500	1,509
Exxon Mobil Corp.	2.397%	3/6/22	1,250	1,257
Exxon Mobil Corp.	2.726%	3/1/23	3,000	3,029
Exxon Mobil Corp.	2.709%	3/6/25	1,100	1,092
Exxon Mobil Corp.	3.043%	3/1/26	1,350	1,359
Exxon Mobil Corp.	3.567%	3/6/45	650	628
Exxon Mobil Corp.	4.114%	3/1/46	1,800	1,897
Halliburton Co.	2.000%	8/1/18	400	400
Halliburton Co.	3.250%	11/15/21	1,565	1,603
Halliburton Co.	3.500%	8/1/23	950	977
Halliburton Co.	3.800%	11/15/25	2,250	2,308
Halliburton Co.	4.850%	11/15/35	1,000	1,068
Halliburton Co.	6.700%	9/15/38	580	744
Halliburton Co.	7.450%	9/15/39	450	618
Halliburton Co.	4.500%	11/15/41	675	669
Halliburton Co.	4.750%	8/1/43	350	360
Halliburton Co.	5.000%	11/15/45	1,200	1,279
Hess Corp.	3.500%	7/15/24	200	194
Hess Corp.	4.300%	4/1/27	500	488
Hess Corp.	7.875%	10/1/29	150	180
Hess Corp.	7.125%	3/15/33	375	425
Hess Corp.	6.000%	1/15/40	1,325	1,348
Hess Corp.	5.600%	2/15/41	1,025	1,004
Hess Corp.	5.800%	4/1/47	350	353
Husky Energy Inc.	7.250%	12/15/19	505	562
Husky Energy Inc.	3.950%	4/15/22	300	312
Husky Energy Inc.	4.000%	4/15/24	500	506
Husky Energy Inc.	6.800%	9/15/37	300	376
Kerr-McGee Corp.	6.950%	7/1/24	1,000	1,175
Kerr-McGee Corp.	7.875%	9/15/31	150	191
Kinder Morgan Energy Partners LP	2.650%	2/1/19	25	25
Kinder Morgan Energy Partners LP	6.500%	4/1/20	2,000	2,191
Kinder Morgan Energy Partners LP	5.800%	3/1/21	750	823
Kinder Morgan Energy Partners LP	5.000%	10/1/21	1,923	2,066
Kinder Morgan Energy Partners LP	4.150%	3/1/22	175	182
Kinder Morgan Energy Partners LP	3.950%	9/1/22	1,125	1,160
Kinder Morgan Energy Partners LP	3.500%	9/1/23	1,225	1,229
Kinder Morgan Energy Partners LP	4.300%	5/1/24	425	440
Kinder Morgan Energy Partners LP	4.250%	9/1/24	3,000	3,097
Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	210
Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	323
Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	453
Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	400
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,575	1,799
Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,000	1,142
Kinder Morgan Energy Partners LP	5.000%	8/15/42	675	660
Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,122	1,061
Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	488
Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	515
Kinder Morgan Inc.	3.050%	12/1/19	175	178
Kinder Morgan Inc.	4.300%	6/1/25	1,000	1,037
Kinder Morgan Inc.	7.800%	8/1/31	330	415
Kinder Morgan Inc.	7.750%	1/15/32	600	759
Kinder Morgan Inc.	5.300%	12/1/34	500	517
Kinder Morgan Inc.	5.550%	6/1/45	950	1,011
Kinder Morgan Inc.	5.050%	2/15/46	328	329
Magellan Midstream Partners LP	6.550%	7/15/19	625	678
Magellan Midstream Partners LP	5.000%	3/1/26	450	498
Magellan Midstream Partners LP	5.150%	10/15/43	350	383
Magellan Midstream Partners LP	4.250%	9/15/46	300	293
Marathon Oil Corp.	2.700%	6/1/20	500	496

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Marathon Oil Corp.	2.800%	11/1/22	900	864
Marathon Oil Corp.	3.850%	6/1/25	460	450
Marathon Oil Corp.	6.800%	3/15/32	1,080	1,207
Marathon Oil Corp.	5.200%	6/1/45	800	769
Marathon Petroleum Corp.	2.700%	12/14/18	450	454
Marathon Petroleum Corp.	3.400%	12/15/20	400	411
Marathon Petroleum Corp.	5.125%	3/1/21	200	217
Marathon Petroleum Corp.	6.500%	3/1/41	1,450	1,676
Marathon Petroleum Corp.	4.750%	9/15/44	250	238
Marathon Petroleum Corp.	5.000%	9/15/54	500	457
MPLX LP	4.500%	7/15/23	1,200	1,275
MPLX LP	4.875%	12/1/24	1,000	1,067
MPLX LP	4.875%	6/1/25	500	532
MPLX LP	4.125%	3/1/27	1,600	1,616
MPLX LP	5.200%	3/1/47	1,000	1,030
Nabors Industries Inc.	6.150%	2/15/18	609	622
Nabors Industries Inc.	9.250%	1/15/19	125	134
Nabors Industries Inc.	5.000%	9/15/20	100	100
Nabors Industries Inc.	4.625%	9/15/21	1,000	955
National Fuel Gas Co.	3.750%	3/1/23	500	500
National Oilwell Varco Inc.	2.600%	12/1/22	1,575	1,522
National Oilwell Varco Inc.	3.950%	12/1/42	700	579
Noble Energy Inc.	8.250%	3/1/19	1,690	1,856
Noble Energy Inc.	4.150%	12/15/21	875	921
Noble Energy Inc.	6.000%	3/1/41	1,250	1,392
Noble Energy Inc.	5.250%	11/15/43	450	463
Occidental Petroleum Corp.	4.100%	2/1/21	1,700	1,811
Occidental Petroleum Corp.	3.125%	2/15/22	750	770
Occidental Petroleum Corp.	3.500%	6/15/25	750	765
Occidental Petroleum Corp.	3.400%	4/15/26	400	403
Occidental Petroleum Corp.	4.625%	6/15/45	750	797
Occidental Petroleum Corp.	4.400%	4/15/46	700	729
Occidental Petroleum Corp.	4.100%	2/15/47	600	598
Oceaneering International Inc.	4.650%	11/15/24	300	296
ONEOK Partners LP	8.625%	3/1/19	400	439
ONEOK Partners LP	4.900%	3/15/25	450	482
ONEOK Partners LP	6.650%	10/1/36	360	427
ONEOK Partners LP	6.125%	2/1/41	1,400	1,599
Petro-Canada	5.350%	7/15/33	450	500
Petro-Canada	5.950%	5/15/35	500	594
Petro-Canada	6.800%	5/15/38	250	326
Phillips 66	4.300%	4/1/22	1,175	1,261
Phillips 66	4.650%	11/15/34	300	315
Phillips 66	5.875%	5/1/42	900	1,085
Phillips 66	4.875%	11/15/44	1,695	1,813
Phillips 66 Partners LP	2.646%	2/15/20	135	135
Phillips 66 Partners LP	3.605%	2/15/25	350	347
Phillips 66 Partners LP	3.550%	10/1/26	1,000	967
Phillips 66 Partners LP	4.680%	2/15/45	150	143
Phillips 66 Partners LP	4.900%	10/1/46	400	395
Pioneer Natural Resources Co.	7.500%	1/15/20	100	112
Pioneer Natural Resources Co.	3.950%	7/15/22	1,075	1,127
Pioneer Natural Resources Co.	4.450%	1/15/26	1,350	1,431
Plains All American Pipeline LP / PAA Finance Corp.	8.750%	5/1/19	925	1,029
Plains All American Pipeline LP / PAA Finance Corp.	2.850%	1/31/23	1,683	1,633
Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	2,155	2,095
Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	300	308
Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	350	355
Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	350	392
Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	1,350	1,143
Regency Energy Partners LP / Regency Energy Finance
Corp.	6.500%	7/15/21	902	923
Regency Energy Partners LP / Regency Energy Finance
Corp.	5.875%	3/1/22	1,200	1,324

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Regency Energy Partners LP / Regency Energy Finance
	Corp.	5.000%	10/1/22	1,050	1,127
	Regency Energy Partners LP / Regency Energy Finance
	Corp.	5.500%	4/15/23	500	517
	Regency Energy Partners LP / Regency Energy Finance
	Corp.	4.500%	11/1/23	200	208
	Repsol Oil & Gas Canada Inc.	7.750%	6/1/19	445	487
	Repsol Oil & Gas Canada Inc.	3.750%	2/1/21	350	353
	Sabine Pass Liquefaction LLC	5.625%	2/1/21	2,600	2,831
	Sabine Pass Liquefaction LLC	6.250%	3/15/22	1,775	2,008
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	1,300	1,446
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	1,700	1,891
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	1,475	1,630
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	2,400	2,688
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	600	640
8	Sabine Pass Liquefaction LLC	4.200%	3/15/28	600	606
	Schlumberger Investment SA	3.650%	12/1/23	790	828
	Shell International Finance BV	1.900%	8/10/18	400	401
	Shell International Finance BV	1.625%	11/10/18	1,000	998
	Shell International Finance BV	2.000%	11/15/18	1,550	1,555
	Shell International Finance BV	1.375%	5/10/19	1,150	1,142
	Shell International Finance BV	1.375%	9/12/19	2,700	2,672
	Shell International Finance BV	4.300%	9/22/19	2,500	2,630
	Shell International Finance BV	4.375%	3/25/20	625	664
	Shell International Finance BV	2.125%	5/11/20	400	402
	Shell International Finance BV	2.250%	11/10/20	400	401
	Shell International Finance BV	1.875%	5/10/21	1,500	1,482
	Shell International Finance BV	1.750%	9/12/21	1,000	980
	Shell International Finance BV	2.375%	8/21/22	1,025	1,020
	Shell International Finance BV	2.250%	1/6/23	2,175	2,129
	Shell International Finance BV	3.400%	8/12/23	400	415
	Shell International Finance BV	3.250%	5/11/25	400	407
	Shell International Finance BV	2.875%	5/10/26	2,300	2,265
	Shell International Finance BV	4.125%	5/11/35	2,150	2,234
	Shell International Finance BV	6.375%	12/15/38	820	1,083
	Shell International Finance BV	5.500%	3/25/40	1,250	1,523
	Shell International Finance BV	3.625%	8/21/42	450	419
	Shell International Finance BV	4.550%	8/12/43	1,000	1,068
	Shell International Finance BV	4.375%	5/11/45	2,900	3,021
	Shell International Finance BV	4.000%	5/10/46	1,500	1,482
	Shell International Finance BV	3.750%	9/12/46	1,200	1,138
	Southern Natural Gas Co. LLC / Southern Natural
	Issuing Corp.	4.400%	6/15/21	1,250	1,321
	Spectra Energy Capital LLC	8.000%	10/1/19	165	185
	Spectra Energy Partners LP	2.950%	9/25/18	75	76
	Spectra Energy Partners LP	3.500%	3/15/25	800	796
	Spectra Energy Partners LP	3.375%	10/15/26	250	244
	Spectra Energy Partners LP	4.500%	3/15/45	700	691
	Suncor Energy Inc.	6.500%	6/15/38	1,540	1,979
	Suncor Energy Inc.	6.850%	6/1/39	810	1,083
	Sunoco Logistics Partners Operations LP	4.400%	4/1/21	2,550	2,679
	Sunoco Logistics Partners Operations LP	4.650%	2/15/22	250	266
	Sunoco Logistics Partners Operations LP	4.250%	4/1/24	400	410
	Sunoco Logistics Partners Operations LP	5.950%	12/1/25	300	337
	Sunoco Logistics Partners Operations LP	4.950%	1/15/43	300	277
	Sunoco Logistics Partners Operations LP	5.300%	4/1/44	950	927
	TC PipeLines LP	3.900%	5/25/27	200	200
8	TechnipFMC plc	3.450%	10/1/22	125	124
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	260	310
8	Tesoro Corp.	4.750%	12/15/23	1,400	1,505
8	Tesoro Corp.	5.125%	12/15/26	825	895
	Texas Eastern Transmission LP	7.000%	7/15/32	500	638
	Tosco Corp.	8.125%	2/15/30	1,350	1,869
	Total Capital Canada Ltd.	2.750%	7/15/23	425	428

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Total Capital International SA	2.100%	6/19/19	2,200	2,213
	Total Capital International SA	2.750%	6/19/21	3,300	3,367
	Total Capital International SA	2.875%	2/17/22	1,400	1,425
	Total Capital International SA	2.700%	1/25/23	700	704
	Total Capital International SA	3.700%	1/15/24	1,425	1,497
	Total Capital International SA	3.750%	4/10/24	250	263
	Total Capital SA	2.125%	8/10/18	850	855
	Total Capital SA	4.450%	6/24/20	425	454
	Total Capital SA	4.125%	1/28/21	512	546
	TransCanada PipeLines Ltd.	6.500%	8/15/18	300	315
	TransCanada PipeLines Ltd.	3.800%	10/1/20	2,660	2,795
	TransCanada PipeLines Ltd.	2.500%	8/1/22	1,000	1,000
	TransCanada PipeLines Ltd.	3.750%	10/16/23	600	630
	TransCanada PipeLines Ltd.	5.600%	3/31/34	800	943
	TransCanada PipeLines Ltd.	5.850%	3/15/36	125	153
	TransCanada PipeLines Ltd.	6.200%	10/15/37	1,775	2,276
	TransCanada PipeLines Ltd.	7.250%	8/15/38	200	280
	TransCanada PipeLines Ltd.	6.100%	6/1/40	200	258
	TransCanada PipeLines Ltd.	5.000%	10/16/43	1,400	1,599
	Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	230	238
	Valero Energy Corp.	9.375%	3/15/19	425	475
	Valero Energy Corp.	3.650%	3/15/25	100	102
	Valero Energy Corp.	3.400%	9/15/26	1,520	1,489
	Valero Energy Corp.	7.500%	4/15/32	675	866
	Valero Energy Corp.	6.625%	6/15/37	855	1,056
	Valero Energy Corp.	4.900%	3/15/45	400	416
	Valero Energy Partners LP	4.375%	12/15/26	200	205
	Western Gas Partners LP	5.375%	6/1/21	1,350	1,449
	Western Gas Partners LP	3.950%	6/1/25	300	298
	Western Gas Partners LP	5.450%	4/1/44	600	617
	Williams Partners LP	5.250%	3/15/20	3,895	4,191
	Williams Partners LP	4.000%	11/15/21	400	416
	Williams Partners LP	3.600%	3/15/22	750	765
	Williams Partners LP	3.350%	8/15/22	500	503
	Williams Partners LP	4.500%	11/15/23	560	598
	Williams Partners LP	3.900%	1/15/25	1,200	1,213
	Williams Partners LP	4.000%	9/15/25	1,100	1,119
	Williams Partners LP	3.750%	6/15/27	700	693
	Williams Partners LP	6.300%	4/15/40	475	552
	Williams Partners LP	5.800%	11/15/43	700	774
	Williams Partners LP	5.400%	3/4/44	300	318
	Williams Partners LP	4.900%	1/15/45	325	327
	Williams Partners LP	5.100%	9/15/45	1,350	1,401
	Williams Partners LP / ACMP Finance Corp.	4.875%	5/15/23	450	467
	Williams Partners LP / ACMP Finance Corp.	4.875%	3/15/24	500	521
	Other Industrial (0.0%)
	California Institute of Technology GO	4.700%	11/1/11	950	966
	CBRE Services Inc.	5.000%	3/15/23	500	521
	CBRE Services Inc.	5.250%	3/15/25	275	300
	CBRE Services Inc.	4.875%	3/1/26	375	401
	Cintas Corp. No 2	2.900%	4/1/22	400	406
	Cintas Corp. No 2	3.250%	6/1/22	150	154
	Cintas Corp. No 2	3.700%	4/1/27	775	802
	Fluor Corp.	3.375%	9/15/21	150	155
	Fluor Corp.	3.500%	12/15/24	1,000	1,035
	Howard Hughes Medical Institute Revenue	3.500%	9/1/23	725	765
5	Johns Hopkins University Maryland GO	4.083%	7/1/53	500	535
	Massachusetts Institute of Technology GO	5.600%	7/1/11	400	527
	Massachusetts Institute of Technology GO	4.678%	7/1/14	700	765
	Massachusetts Institute of Technology GO	3.885%	7/1/16	350	319
5	Northwestern University Illinois GO	4.643%	12/1/44	350	414
	President & Fellows of Harvard College Massachusetts
	GO	3.619%	10/1/37	500	529

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Rice University Texas GO	3.574%	5/15/45	250	253
	Stanford University California GO	3.647%	5/1/48	800	842
5	University of Notre Dame du Lac Indiana GO	3.438%	2/15/45	300	298
	University of Pennsylvania GO	4.674%	9/1/12	625	673
5	University of Southern California GO	3.028%	10/1/39	500	470
5	University of Southern California GO	3.841%	10/1/47	200	208
	Wesleyan University Connecticut GO	4.781%	7/1/16	150	147
	Yale University Connecticut GO	2.086%	4/15/19	150	151
	Technology (1.0%)
	Adobe Systems Inc.	4.750%	2/1/20	325	349
	Adobe Systems Inc.	3.250%	2/1/25	900	922
	Alphabet Inc.	3.625%	5/19/21	350	371
	Alphabet Inc.	1.998%	8/15/26	1,500	1,404
	Altera Corp.	2.500%	11/15/18	625	633
	Altera Corp.	4.100%	11/15/23	750	810
	Amphenol Corp.	2.550%	1/30/19	1,650	1,664
	Amphenol Corp.	2.200%	4/1/20	250	251
	Amphenol Corp.	3.125%	9/15/21	250	256
	Amphenol Corp.	4.000%	2/1/22	75	79
	Amphenol Corp.	3.200%	4/1/24	200	202
	Analog Devices Inc.	2.500%	12/5/21	300	300
	Analog Devices Inc.	2.875%	6/1/23	1,375	1,373
	Analog Devices Inc.	3.125%	12/5/23	400	405
	Analog Devices Inc.	3.900%	12/15/25	50	52
	Analog Devices Inc.	3.500%	12/5/26	1,200	1,211
	Apple Inc.	1.550%	2/8/19	400	400
	Apple Inc.	2.100%	5/6/19	1,650	1,666
	Apple Inc.	1.100%	8/2/19	1,100	1,087
	Apple Inc.	1.550%	2/7/20	1,550	1,541
	Apple Inc.	1.900%	2/7/20	800	801
	Apple Inc.	2.000%	5/6/20	700	703
	Apple Inc.	1.800%	5/11/20	500	500
	Apple Inc.	2.250%	2/23/21	3,200	3,220
	Apple Inc.	2.850%	5/6/21	2,125	2,185
	Apple Inc.	1.550%	8/4/21	1,400	1,366
	Apple Inc.	2.150%	2/9/22	1,500	1,490
	Apple Inc.	2.500%	2/9/22	1,350	1,361
	Apple Inc.	2.300%	5/11/22	1,000	998
	Apple Inc.	2.700%	5/13/22	4,450	4,532
	Apple Inc.	2.400%	5/3/23	4,515	4,486
	Apple Inc.	3.000%	2/9/24	1,300	1,316
	Apple Inc.	3.450%	5/6/24	930	967
	Apple Inc.	2.850%	5/11/24	1,468	1,473
	Apple Inc.	2.500%	2/9/25	1,300	1,271
	Apple Inc.	3.200%	5/13/25	1,300	1,326
	Apple Inc.	3.250%	2/23/26	2,950	2,994
	Apple Inc.	3.350%	2/9/27	2,000	2,046
	Apple Inc.	3.200%	5/11/27	1,000	1,012
	Apple Inc.	4.500%	2/23/36	1,500	1,690
	Apple Inc.	3.850%	5/4/43	2,000	2,002
	Apple Inc.	4.450%	5/6/44	1,150	1,252
	Apple Inc.	3.450%	2/9/45	1,275	1,194
	Apple Inc.	4.650%	2/23/46	4,650	5,231
	Apple Inc.	3.850%	8/4/46	2,600	2,603
	Apple Inc.	4.250%	2/9/47	750	794
	Applied Materials Inc.	2.625%	10/1/20	475	483
	Applied Materials Inc.	4.300%	6/15/21	2,185	2,357
	Applied Materials Inc.	3.900%	10/1/25	1,100	1,171
	Applied Materials Inc.	3.300%	4/1/27	500	507
	Applied Materials Inc.	5.100%	10/1/35	350	411
	Applied Materials Inc.	5.850%	6/15/41	125	159
	Applied Materials Inc.	4.350%	4/1/47	1,250	1,327
	Arrow Electronics Inc.	3.500%	4/1/22	325	332

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Arrow Electronics Inc.	4.500%	3/1/23	400	422
	Arrow Electronics Inc.	4.000%	4/1/25	400	407
	Arrow Electronics Inc.	3.875%	1/12/28	500	498
	Autodesk Inc.	3.125%	6/15/20	225	226
	Autodesk Inc.	3.600%	12/15/22	100	103
	Autodesk Inc.	4.375%	6/15/25	175	185
	Autodesk Inc.	3.500%	6/15/27	375	369
	Avnet Inc.	4.875%	12/1/22	250	263
	AVNET Inc.	4.625%	4/15/26	800	831
	Baidu Inc.	2.750%	6/9/19	350	353
	Baidu Inc.	2.875%	7/6/22	1,000	994
	Baidu Inc.	3.500%	11/28/22	1,500	1,539
	Baidu Inc.	3.625%	7/6/27	575	567
8	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.375%	1/15/20	2,100	2,103
8	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.000%	1/15/22	2,700	2,727
8	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	1,900	1,948
8	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	3,675	3,776
	Broadridge Financial Solutions Inc.	3.950%	9/1/20	250	261
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	320	315
	CA Inc.	5.375%	12/1/19	205	215
	CA Inc.	3.600%	8/1/20	800	812
	CA Inc.	3.600%	8/15/22	500	506
	CA Inc.	4.700%	3/15/27	150	154
	Cadence Design Systems Inc.	4.375%	10/15/24	125	130
	Cisco Systems Inc.	4.950%	2/15/19	1,550	1,631
	Cisco Systems Inc.	1.600%	2/28/19	1,800	1,800
	Cisco Systems Inc.	2.125%	3/1/19	1,325	1,336
	Cisco Systems Inc.	4.450%	1/15/20	2,775	2,955
	Cisco Systems Inc.	2.450%	6/15/20	1,000	1,015
	Cisco Systems Inc.	2.200%	2/28/21	2,750	2,764
	Cisco Systems Inc.	2.900%	3/4/21	225	230
	Cisco Systems Inc.	2.600%	2/28/23	250	251
	Cisco Systems Inc.	2.200%	9/20/23	500	488
	Cisco Systems Inc.	3.625%	3/4/24	400	423
	Cisco Systems Inc.	2.950%	2/28/26	550	549
	Cisco Systems Inc.	2.500%	9/20/26	1,150	1,105
	Cisco Systems Inc.	5.900%	2/15/39	1,475	1,920
	Cisco Systems Inc.	5.500%	1/15/40	1,505	1,879
	Corning Inc.	6.625%	5/15/19	50	54
	Corning Inc.	2.900%	5/15/22	625	633
	Corning Inc.	5.750%	8/15/40	340	397
8	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	3.480%	6/1/19	2,950	3,019
8	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	4.420%	6/15/21	3,375	3,556
8	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	5.450%	6/15/23	3,450	3,749
8	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	6.020%	6/15/26	3,450	3,814
8	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	8.100%	7/15/36	1,145	1,440
8	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	8.350%	7/15/46	1,450	1,876
	Equifax Inc.	2.300%	6/1/21	2,575	2,549
	Equifax Inc.	3.250%	6/1/26	350	343
8	Everett Spinco Inc.	2.875%	3/27/20	375	380
8	Everett Spinco Inc.	4.250%	4/15/24	600	621
8	Everett Spinco Inc.	4.750%	4/15/27	875	915
	Fidelity National Information Services Inc.	2.850%	10/15/18	300	303
	Fidelity National Information Services Inc.	3.625%	10/15/20	3,900	4,085
	Fidelity National Information Services Inc.	3.500%	4/15/23	625	651
	Fidelity National Information Services Inc.	3.875%	6/5/24	325	340
	Fidelity National Information Services Inc.	5.000%	10/15/25	1,500	1,659
	Fidelity National Information Services Inc.	3.000%	8/15/26	1,000	967
	Fidelity National Information Services Inc.	4.500%	8/15/46	375	386
	Fiserv Inc.	2.700%	6/1/20	525	531
	Fiserv Inc.	3.850%	6/1/25	700	727
	Flex Ltd.	4.625%	2/15/20	575	599
	Flex Ltd.	5.000%	2/15/23	500	545
	Hewlett Packard Enterprise Co.	2.850%	10/5/18	2,300	2,326

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Hewlett Packard Enterprise Co.	3.600%	10/15/20	2,525	2,603
Hewlett Packard Enterprise Co.	4.400%	10/15/22	1,675	1,775
Hewlett Packard Enterprise Co.	4.900%	10/15/25	2,550	2,670
Hewlett Packard Enterprise Co.	6.200%	10/15/35	350	379
Hewlett Packard Enterprise Co.	6.350%	10/15/45	1,450	1,534
HP Inc.	3.750%	12/1/20	113	118
HP Inc.	4.300%	6/1/21	1,250	1,327
HP Inc.	4.375%	9/15/21	1,300	1,383
HP Inc.	4.650%	12/9/21	1,175	1,264
HP Inc.	6.000%	9/15/41	610	648
Intel Corp.	1.850%	5/11/20	750	750
Intel Corp.	2.450%	7/29/20	1,250	1,270
Intel Corp.	1.700%	5/19/21	450	445
Intel Corp.	3.300%	10/1/21	1,425	1,488
Intel Corp.	2.350%	5/11/22	575	576
Intel Corp.	3.100%	7/29/22	625	646
Intel Corp.	2.700%	12/15/22	700	709
Intel Corp.	2.875%	5/11/24	1,000	1,003
Intel Corp.	3.700%	7/29/25	500	525
Intel Corp.	2.600%	5/19/26	775	750
Intel Corp.	3.150%	5/11/27	950	953
Intel Corp.	4.000%	12/15/32	475	505
Intel Corp.	4.800%	10/1/41	1,130	1,292
Intel Corp.	4.250%	12/15/42	775	821
Intel Corp.	4.900%	7/29/45	1,150	1,336
Intel Corp.	4.100%	5/19/46	1,000	1,036
Intel Corp.	4.100%	5/11/47	1,500	1,552
International Business Machines Corp.	1.950%	2/12/19	675	679
International Business Machines Corp.	1.800%	5/17/19	2,000	2,004
International Business Machines Corp.	1.900%	1/27/20	1,500	1,502
International Business Machines Corp.	1.625%	5/15/20	770	763
International Business Machines Corp.	2.900%	11/1/21	200	205
International Business Machines Corp.	2.500%	1/27/22	850	858
International Business Machines Corp.	1.875%	8/1/22	1,025	999
International Business Machines Corp.	2.875%	11/9/22	850	865
International Business Machines Corp.	3.375%	8/1/23	600	623
International Business Machines Corp.	3.625%	2/12/24	1,400	1,462
International Business Machines Corp.	3.450%	2/19/26	1,000	1,025
International Business Machines Corp.	3.300%	1/27/27	500	506
International Business Machines Corp.	5.600%	11/30/39	1,114	1,379
International Business Machines Corp.	4.000%	6/20/42	753	765
International Business Machines Corp.	4.700%	2/19/46	1,000	1,115
Jabil Circuit Inc.	5.625%	12/15/20	250	270
Juniper Networks Inc.	3.125%	2/26/19	250	254
Juniper Networks Inc.	3.300%	6/15/20	475	487
Juniper Networks Inc.	4.600%	3/15/21	360	383
Juniper Networks Inc.	4.350%	6/15/25	200	210
Juniper Networks Inc.	5.950%	3/15/41	150	168
Keysight Technologies Inc.	3.300%	10/30/19	350	357
Keysight Technologies Inc.	4.550%	10/30/24	325	341
Keysight Technologies Inc.	4.600%	4/6/27	600	630
KLA-Tencor Corp.	3.375%	11/1/19	100	103
KLA-Tencor Corp.	4.125%	11/1/21	2,000	2,116
KLA-Tencor Corp.	4.650%	11/1/24	400	432
Lam Research Corp.	2.750%	3/15/20	325	328
Lam Research Corp.	2.800%	6/15/21	450	456
Lam Research Corp.	3.800%	3/15/25	425	434
Maxim Integrated Products Inc.	3.375%	3/15/23	50	51
Maxim Integrated Products Inc.	3.450%	6/15/27	1,100	1,094
Microsoft Corp.	1.300%	11/3/18	2,400	2,395
Microsoft Corp.	4.200%	6/1/19	460	482
Microsoft Corp.	1.100%	8/8/19	1,775	1,754
Microsoft Corp.	1.850%	2/6/20	1,225	1,227
Microsoft Corp.	1.850%	2/12/20	1,100	1,101

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Microsoft Corp.	3.000%	10/1/20	250	259
Microsoft Corp.	2.000%	11/3/20	1,975	1,980
Microsoft Corp.	1.550%	8/8/21	1,950	1,906
Microsoft Corp.	2.400%	2/6/22	1,500	1,514
Microsoft Corp.	2.375%	2/12/22	1,600	1,609
Microsoft Corp.	2.650%	11/3/22	2,150	2,184
Microsoft Corp.	2.125%	11/15/22	225	223
Microsoft Corp.	2.375%	5/1/23	225	224
Microsoft Corp.	2.000%	8/8/23	2,050	1,993
Microsoft Corp.	3.625%	12/15/23	750	794
Microsoft Corp.	2.875%	2/6/24	3,125	3,175
Microsoft Corp.	2.700%	2/12/25	1,025	1,020
Microsoft Corp.	3.125%	11/3/25	2,000	2,037
Microsoft Corp.	2.400%	8/8/26	3,200	3,075
Microsoft Corp.	3.300%	2/6/27	3,000	3,084
Microsoft Corp.	3.500%	2/12/35	1,300	1,312
Microsoft Corp.	4.200%	11/3/35	575	628
Microsoft Corp.	3.450%	8/8/36	1,825	1,829
Microsoft Corp.	4.100%	2/6/37	2,075	2,231
Microsoft Corp.	5.200%	6/1/39	229	278
Microsoft Corp.	4.500%	10/1/40	125	140
Microsoft Corp.	5.300%	2/8/41	600	746
Microsoft Corp.	3.500%	11/15/42	850	830
Microsoft Corp.	3.750%	5/1/43	385	384
Microsoft Corp.	4.875%	12/15/43	350	409
Microsoft Corp.	3.750%	2/12/45	400	398
Microsoft Corp.	4.450%	11/3/45	2,750	3,047
Microsoft Corp.	3.700%	8/8/46	3,375	3,326
Microsoft Corp.	4.250%	2/6/47	2,650	2,879
Microsoft Corp.	4.000%	2/12/55	2,000	2,015
Microsoft Corp.	4.750%	11/3/55	700	802
Microsoft Corp.	3.950%	8/8/56	1,600	1,596
Microsoft Corp.	4.500%	2/6/57	2,000	2,205
Motorola Solutions Inc.	3.750%	5/15/22	400	412
Motorola Solutions Inc.	3.500%	3/1/23	1,100	1,104
Motorola Solutions Inc.	4.000%	9/1/24	500	503
Motorola Solutions Inc.	7.500%	5/15/25	75	89
Motorola Solutions Inc.	5.500%	9/1/44	300	297
NetApp Inc.	3.375%	6/15/21	900	923
NVIDIA Corp.	2.200%	9/16/21	715	707
NVIDIA Corp.	3.200%	9/16/26	989	980
Oracle Corp.	2.375%	1/15/19	525	531
Oracle Corp.	5.000%	7/8/19	1,175	1,251
Oracle Corp.	2.250%	10/8/19	2,850	2,885
Oracle Corp.	1.900%	9/15/21	5,300	5,250
Oracle Corp.	2.500%	5/15/22	2,587	2,611
Oracle Corp.	2.500%	10/15/22	1,700	1,707
Oracle Corp.	2.400%	9/15/23	1,720	1,698
Oracle Corp.	3.400%	7/8/24	2,350	2,439
Oracle Corp.	2.950%	5/15/25	1,000	1,004
Oracle Corp.	2.650%	7/15/26	3,100	2,974
Oracle Corp.	3.250%	5/15/30	275	276
Oracle Corp.	4.300%	7/8/34	1,350	1,464
Oracle Corp.	3.900%	5/15/35	1,350	1,390
Oracle Corp.	3.850%	7/15/36	1,475	1,525
Oracle Corp.	6.500%	4/15/38	625	851
Oracle Corp.	6.125%	7/8/39	645	852
Oracle Corp.	5.375%	7/15/40	1,375	1,671
Oracle Corp.	4.500%	7/8/44	775	842
Oracle Corp.	4.125%	5/15/45	400	410
Oracle Corp.	4.000%	7/15/46	2,500	2,518
Oracle Corp.	4.375%	5/15/55	1,000	1,064
Pitney Bowes Inc.	3.375%	10/1/21	1,050	1,042
Pitney Bowes Inc.	4.625%	3/15/24	1,050	1,073

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	QUALCOMM Inc.	1.850%	5/20/19	1,150	1,153
	QUALCOMM Inc.	2.100%	5/20/20	1,200	1,205
	QUALCOMM Inc.	2.250%	5/20/20	1,000	1,007
	QUALCOMM Inc.	3.000%	5/20/22	1,275	1,306
	QUALCOMM Inc.	2.600%	1/30/23	1,150	1,145
	QUALCOMM Inc.	2.900%	5/20/24	1,400	1,397
	QUALCOMM Inc.	3.450%	5/20/25	975	1,001
	QUALCOMM Inc.	3.250%	5/20/27	1,925	1,930
	QUALCOMM Inc.	4.650%	5/20/35	635	694
	QUALCOMM Inc.	4.800%	5/20/45	1,075	1,174
	QUALCOMM Inc.	4.300%	5/20/47	1,400	1,433
8	Seagate HDD Cayman	4.250%	3/1/22	500	509
	Seagate HDD Cayman	4.750%	6/1/23	1,500	1,562
8	Seagate HDD Cayman	4.875%	3/1/24	350	356
	Seagate HDD Cayman	4.750%	1/1/25	975	980
	Seagate HDD Cayman	4.875%	6/1/27	465	465
	Tech Data Corp.	3.700%	2/15/22	350	357
	Tech Data Corp.	4.950%	2/15/27	400	424
	Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	550	560
	Texas Instruments Inc.	1.650%	8/3/19	1,000	1,000
	Texas Instruments Inc.	2.750%	3/12/21	250	255
	Texas Instruments Inc.	1.850%	5/15/22	500	490
	Texas Instruments Inc.	2.625%	5/15/24	225	224
	Total System Services Inc.	3.800%	4/1/21	725	754
	Total System Services Inc.	4.800%	4/1/26	1,175	1,277
	Trimble Navigation Ltd.	4.750%	12/1/24	225	241
	Tyco Electronics Group SA	6.550%	10/1/17	355	359
	Tyco Electronics Group SA	2.350%	8/1/19	200	201
	Tyco Electronics Group SA	3.500%	2/3/22	750	778
	Tyco Electronics Group SA	3.450%	8/1/24	350	355
	Tyco Electronics Group SA	7.125%	10/1/37	700	949
	Verisk Analytics Inc.	5.800%	5/1/21	325	361
	Verisk Analytics Inc.	4.125%	9/12/22	1,300	1,356
	Verisk Analytics Inc.	4.000%	6/15/25	750	775
	Verisk Analytics Inc.	5.500%	6/15/45	350	390
	Xerox Corp.	2.750%	3/15/19	250	252
	Xerox Corp.	5.625%	12/15/19	650	695
	Xerox Corp.	2.800%	5/15/20	300	301
	Xerox Corp.	4.500%	5/15/21	785	824
8	Xerox Corp.	4.070%	3/17/22	445	456
	Xilinx Inc.	2.125%	3/15/19	325	326
	Xilinx Inc.	3.000%	3/15/21	1,275	1,302
	Transportation (0.3%)
5	American Airlines 2011-1 Class A Pass Through Trust	5.250%	7/31/22	1,390	1,484
5	American Airlines 2013-1 Class A Pass Through Trust	4.000%	1/15/27	223	232
5	American Airlines 2013-2 Class A Pass Through Trust	4.950%	7/15/24	932	998
5	American Airlines 2014-1 Class A Pass Through Trust	3.700%	4/1/28	429	441
5	American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/1/28	814	816
5	American Airlines 2015-1 Class B Pass Through Trust	3.700%	11/1/24	121	120
5	American Airlines 2015-2 Class AA Pass Through Trust	3.600%	9/22/27	272	278
5	American Airlines 2016-1 Class A Pass Through Trust	4.100%	1/15/28	219	229
5	American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	487	498
5	American Airlines 2016-2 Class AA Pass Through Trust	3.200%	12/15/29	974	969
5	American Airlines 2016-3 Class A Pass Through Trust	3.250%	4/15/30	150	148
5	American Airlines 2016-3 Class AA Pass Through Trust	3.000%	10/15/28	225	221
5	American Airlines 2017-1 Class AA Pass Through Trust	3.650%	2/15/29	500	514
5	American Airlines 2017-1B Class B Pass Through Trust	4.950%	2/15/25	75	78
5	BNSF Funding Trust I	6.613%	12/15/55	325	374
	Burlington Northern Santa Fe LLC	3.600%	9/1/20	275	287
	Burlington Northern Santa Fe LLC	4.100%	6/1/21	410	434
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	410	428
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	425	439
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	400	413

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	625	641
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	325	348
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	400	424
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	400	416
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	250	253
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	1,050	1,103
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	895
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	675	689
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	164
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	400	527
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	450	568
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	375	438
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	925	1,124
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	200	231
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	619
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	500	537
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	450	489
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	597
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	800	930
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	600	666
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	300	314
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	300	338
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	600	610
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	850	894
	Canadian National Railway Co.	5.550%	3/1/19	265	281
	Canadian National Railway Co.	2.850%	12/15/21	550	562
	Canadian National Railway Co.	2.750%	3/1/26	750	744
	Canadian National Railway Co.	6.250%	8/1/34	350	464
	Canadian National Railway Co.	6.200%	6/1/36	350	466
	Canadian National Railway Co.	6.375%	11/15/37	350	477
	Canadian Pacific Railway Co.	4.500%	1/15/22	2,366	2,534
	Canadian Pacific Railway Co.	4.450%	3/15/23	225	243
	Canadian Pacific Railway Co.	2.900%	2/1/25	100	99
	Canadian Pacific Railway Co.	7.125%	10/15/31	225	309
	Canadian Pacific Railway Co.	5.750%	3/15/33	425	502
	Canadian Pacific Railway Co.	5.950%	5/15/37	775	953
	Canadian Pacific Railway Co.	5.750%	1/15/42	110	135
	Canadian Pacific Railway Co.	4.800%	8/1/45	200	227
	Canadian Pacific Railway Co.	6.125%	9/15/15	230	289
5	Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	5/10/21	846	937
5	Continental Airlines 2010-1 Class A Pass Through Trust	4.750%	7/12/22	765	808
5	Continental Airlines 2012-1 Class A Pass Through Trust	4.150%	10/11/25	723	763
5	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	370	388
	CSX Corp.	3.700%	10/30/20	205	214
	CSX Corp.	4.250%	6/1/21	900	959
	CSX Corp.	3.350%	11/1/25	400	410
	CSX Corp.	3.250%	6/1/27	1,500	1,513
	CSX Corp.	6.220%	4/30/40	174	227
	CSX Corp.	5.500%	4/15/41	425	512
	CSX Corp.	4.750%	5/30/42	1,310	1,457
	CSX Corp.	4.400%	3/1/43	93	99
	CSX Corp.	4.100%	3/15/44	800	821
	CSX Corp.	3.950%	5/1/50	650	634
	CSX Corp.	4.250%	11/1/66	500	497
5	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	151	173
5	Delta Air Lines 2009-1 Class A Pass Through Trust	7.750%	6/17/21	68	75
5	Delta Air Lines 2010-1 Class A Pass Through Trust	6.200%	1/2/20	22	23
5	Delta Air Lines 2010-2 Class A Pass Through Trust	4.950%	11/23/20	41	42
5	Delta Air Lines 2012-1 Class A Pass Through Trust	4.750%	11/7/21	48	50
5	Delta Air Lines 2015-1 Class AA Pass Through Trust	3.625%	7/30/27	351	363

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Delta Air Lines Inc.	2.875%	3/13/20	750	759
	Delta Air Lines Inc.	3.625%	3/15/22	750	771
	FedEx Corp.	8.000%	1/15/19	475	518
	FedEx Corp.	2.625%	8/1/22	50	50
	FedEx Corp.	4.000%	1/15/24	450	480
	FedEx Corp.	3.250%	4/1/26	500	503
	FedEx Corp.	3.300%	3/15/27	350	351
	FedEx Corp.	3.900%	2/1/35	200	199
	FedEx Corp.	3.875%	8/1/42	200	188
	FedEx Corp.	4.100%	4/15/43	300	294
	FedEx Corp.	5.100%	1/15/44	500	559
	FedEx Corp.	4.750%	11/15/45	825	892
	FedEx Corp.	4.550%	4/1/46	550	577
	FedEx Corp.	4.400%	1/15/47	500	514
	FedEx Corp.	4.500%	2/1/65	150	143
	JB Hunt Transport Services Inc.	3.300%	8/15/22	400	408
	Kansas City Southern	3.000%	5/15/23	500	501
	Kansas City Southern	4.300%	5/15/43	250	248
	Kansas City Southern	4.950%	8/15/45	375	404
5	Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	232	230
	Norfolk Southern Corp.	5.900%	6/15/19	335	360
	Norfolk Southern Corp.	3.250%	12/1/21	325	335
	Norfolk Southern Corp.	3.000%	4/1/22	1,875	1,916
	Norfolk Southern Corp.	2.903%	2/15/23	780	787
	Norfolk Southern Corp.	5.590%	5/17/25	164	187
	Norfolk Southern Corp.	7.800%	5/15/27	100	134
	Norfolk Southern Corp.	4.837%	10/1/41	565	634
	Norfolk Southern Corp.	3.950%	10/1/42	425	423
	Norfolk Southern Corp.	4.450%	6/15/45	275	296
	Norfolk Southern Corp.	4.650%	1/15/46	200	222
	Norfolk Southern Corp.	7.900%	5/15/97	200	298
	Norfolk Southern Corp.	6.000%	3/15/05	275	330
	Norfolk Southern Corp.	6.000%	5/23/11	925	1,114
	Norfolk Southern Railway Corp.	9.750%	6/15/20	116	140
5	Northwest Airlines 2007-1 Class A Pass Through Trust	7.027%	5/1/21	157	174
	Ryder System Inc.	2.450%	11/15/18	1,000	1,006
	Ryder System Inc.	2.350%	2/26/19	1,350	1,354
	Ryder System Inc.	2.550%	6/1/19	800	808
	Ryder System Inc.	2.500%	5/11/20	200	201
	Ryder System Inc.	2.875%	9/1/20	125	127
	Ryder System Inc.	2.250%	9/1/21	100	99
	Southwest Airlines Co.	2.750%	11/6/19	25	25
	Southwest Airlines Co.	2.650%	11/5/20	540	547
	Southwest Airlines Co.	3.000%	11/15/26	400	388
5	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	96	105
5	Spirit Airlines Class A Pass Through Certificates Series
	2015-1	4.100%	10/1/29	302	315
	Trinity Industries Inc.	4.550%	10/1/24	225	227
	Union Pacific Corp.	1.800%	2/1/20	450	449
	Union Pacific Corp.	2.250%	6/19/20	300	302
	Union Pacific Corp.	2.750%	4/15/23	200	202
	Union Pacific Corp.	3.250%	1/15/25	400	412
	Union Pacific Corp.	3.250%	8/15/25	900	925
	Union Pacific Corp.	2.750%	3/1/26	350	345
	Union Pacific Corp.	3.000%	4/15/27	1,750	1,754
	Union Pacific Corp.	3.375%	2/1/35	900	891
	Union Pacific Corp.	4.250%	4/15/43	400	423
	Union Pacific Corp.	4.821%	2/1/44	250	286
	Union Pacific Corp.	4.150%	1/15/45	400	419
	Union Pacific Corp.	4.050%	11/15/45	250	258
	Union Pacific Corp.	4.050%	3/1/46	500	515
	Union Pacific Corp.	4.000%	4/15/47	550	563
	Union Pacific Corp.	3.799%	10/1/51	1,257	1,230
	Union Pacific Corp.	3.875%	2/1/55	400	388

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Union Pacific Corp.	4.375%	11/15/65	800	846
5	United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	614	652
5	United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	666	699
5	United Airlines 2015-1 Class A Pass Through Trust	3.700%	6/1/24	200	206
5	United Airlines 2015-1 Class AA Pass Through Trust	3.450%	12/1/27	404	412
5	United Airlines 2016-1 Class A Pass Through Trust	3.450%	1/7/30	400	405
5	United Airlines 2016-1 Class AA Pass Through Trust	3.100%	7/7/28	2,550	2,531
	United Parcel Service Inc.	5.125%	4/1/19	175	185
	United Parcel Service Inc.	3.125%	1/15/21	990	1,026
	United Parcel Service Inc.	2.450%	10/1/22	925	934
	United Parcel Service Inc.	2.400%	11/15/26	2,075	2,000
	United Parcel Service Inc.	6.200%	1/15/38	820	1,115
	United Parcel Service Inc.	4.875%	11/15/40	350	411
	United Parcel Service Inc.	3.625%	10/1/42	675	665
	United Parcel Service Inc.	3.400%	11/15/46	340	323
5	US Airways 2013-1 Class A Pass Through Trust	3.950%	5/15/27	161	168
5	US Airways Inc. 2012-2 Class A Pass Through Trust	4.625%	12/3/26	55	59
					2,332,323
Utilities (0.8%)
	Electric (0.7%)
	AEP Transmission Co. LLC	3.100%	12/1/26	200	199
	AEP Transmission Co. LLC	4.000%	12/1/46	200	207
	Alabama Power Co.	2.450%	3/30/22	1,000	1,002
	Alabama Power Co.	3.550%	12/1/23	700	729
	Alabama Power Co.	6.000%	3/1/39	100	128
	Alabama Power Co.	4.100%	1/15/42	700	704
	Alabama Power Co.	3.850%	12/1/42	125	124
	Alabama Power Co.	4.150%	8/15/44	300	311
	Alabama Power Co.	3.750%	3/1/45	875	860
	Alabama Power Co.	4.300%	1/2/46	300	317
	Ameren Corp.	2.700%	11/15/20	825	834
	Ameren Corp.	3.650%	2/15/26	465	475
	Ameren Illinois Co.	2.700%	9/1/22	250	252
	Ameren Illinois Co.	3.250%	3/1/25	275	281
	Ameren Illinois Co.	4.150%	3/15/46	500	534
	Appalachian Power Co.	3.400%	6/1/25	400	410
	Appalachian Power Co.	7.000%	4/1/38	260	363
	Appalachian Power Co.	4.400%	5/15/44	825	881
	Arizona Public Service Co.	3.150%	5/15/25	500	504
	Arizona Public Service Co.	5.050%	9/1/41	575	666
	Arizona Public Service Co.	4.500%	4/1/42	25	27
	Arizona Public Service Co.	4.350%	11/15/45	50	54
	Arizona Public Service Co.	3.750%	5/15/46	650	639
	Atlantic City Electric Co.	7.750%	11/15/18	150	162
	Baltimore Gas & Electric Co.	3.350%	7/1/23	950	974
	Baltimore Gas & Electric Co.	2.400%	8/15/26	225	212
	Baltimore Gas & Electric Co.	3.500%	8/15/46	700	661
	Berkshire Hathaway Energy Co.	2.000%	11/15/18	125	125
	Berkshire Hathaway Energy Co.	2.400%	2/1/20	200	201
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	525	551
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	1,000	1,028
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	975	1,254
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,225	1,552
	Berkshire Hathaway Energy Co.	6.500%	9/15/37	170	228
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	475	560
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	500	543
	Black Hills Corp.	3.950%	1/15/26	250	258
	Black Hills Corp.	3.150%	1/15/27	350	339
	Black Hills Corp.	4.200%	9/15/46	375	368
	CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	1,625	1,600
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	250	247
	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	150	143
	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	200	199

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	683
	Cleco Corporate Holdings LLC	3.743%	5/1/26	725	731
	Cleco Corporate Holdings LLC	4.973%	5/1/46	475	507
	Cleco Power LLC	6.000%	12/1/40	175	213
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,775	2,034
	CMS Energy Corp.	8.750%	6/15/19	500	561
	CMS Energy Corp.	6.250%	2/1/20	600	659
	CMS Energy Corp.	5.050%	3/15/22	500	550
	CMS Energy Corp.	3.450%	8/15/27	275	278
	CMS Energy Corp.	4.875%	3/1/44	300	336
	Commonwealth Edison Co.	3.400%	9/1/21	250	260
	Commonwealth Edison Co.	5.900%	3/15/36	100	126
	Commonwealth Edison Co.	6.450%	1/15/38	1,030	1,389
	Commonwealth Edison Co.	4.600%	8/15/43	550	611
	Commonwealth Edison Co.	4.700%	1/15/44	900	1,013
	Commonwealth Edison Co.	3.700%	3/1/45	1,500	1,469
	Commonwealth Edison Co.	3.650%	6/15/46	200	195
	Connecticut Light & Power Co.	3.200%	3/15/27	250	253
	Connecticut Light & Power Co.	4.150%	6/1/45	75	80
	Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	1,225	1,323
	Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	850	908
	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	352
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	1,072
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	400	517
	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	400	557
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	475	482
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,530	1,676
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	415
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	340	339
	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	375	381
	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	75	79
	Consolidated Edison Inc.	2.000%	3/15/20	350	350
	Consolidated Edison Inc.	2.000%	5/15/21	300	295
	Constellation Energy Group Inc.	5.150%	12/1/20	495	531
	Consumers Energy Co.	6.125%	3/15/19	250	267
	Consumers Energy Co.	6.700%	9/15/19	300	330
	Consumers Energy Co.	2.850%	5/15/22	250	255
	Consumers Energy Co.	3.375%	8/15/23	225	234
	Consumers Energy Co.	3.250%	8/15/46	550	501
	Consumers Energy Co.	3.950%	7/15/47	500	518
	Delmarva Power & Light Co.	3.500%	11/15/23	125	129
	Delmarva Power & Light Co.	4.150%	5/15/45	600	631
	Dominion Energy Inc.	1.875%	1/15/19	400	400
	Dominion Energy Inc.	2.500%	12/1/19	400	402
	Dominion Energy Inc.	2.579%	7/1/20	500	502
	Dominion Energy Inc.	4.450%	3/15/21	125	134
	Dominion Energy Inc.	2.750%	1/15/22	350	352
	Dominion Energy Inc.	2.750%	9/15/22	100	100
	Dominion Energy Inc.	3.625%	12/1/24	800	817
	Dominion Energy Inc.	3.900%	10/1/25	425	440
	Dominion Energy Inc.	6.300%	3/15/33	500	624
	Dominion Energy Inc.	5.250%	8/1/33	200	225
	Dominion Energy Inc.	4.900%	8/1/41	550	598
	Dominion Energy Inc.	4.050%	9/15/42	325	318
	Dominion Energy Inc.	4.700%	12/1/44	600	650
5	Dominion Energy Inc.	5.750%	10/1/54	375	402
	DTE Electric Co.	3.450%	10/1/20	410	425
	DTE Electric Co.	3.375%	3/1/25	150	154
	DTE Electric Co.	4.000%	4/1/43	300	310
	DTE Electric Co.	4.300%	7/1/44	300	324
	DTE Electric Co.	3.700%	6/1/46	750	735
	DTE Energy Co.	1.500%	10/1/19	525	516
	DTE Energy Co.	2.400%	12/1/19	350	352
	DTE Energy Co.	3.500%	6/1/24	525	533

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	DTE Energy Co.	2.850%	10/1/26	2,450	2,325
	DTE Energy Co.	3.800%	3/15/27	500	512
	Duke Energy Carolinas LLC	4.300%	6/15/20	500	533
	Duke Energy Carolinas LLC	3.900%	6/15/21	1,030	1,092
	Duke Energy Carolinas LLC	2.950%	12/1/26	850	844
	Duke Energy Carolinas LLC	6.000%	12/1/28	300	372
	Duke Energy Carolinas LLC	6.100%	6/1/37	425	549
	Duke Energy Carolinas LLC	6.000%	1/15/38	25	33
	Duke Energy Carolinas LLC	6.050%	4/15/38	25	33
	Duke Energy Carolinas LLC	5.300%	2/15/40	710	869
	Duke Energy Carolinas LLC	4.250%	12/15/41	800	853
	Duke Energy Carolinas LLC	4.000%	9/30/42	425	437
	Duke Energy Carolinas LLC	3.875%	3/15/46	750	763
	Duke Energy Corp.	5.050%	9/15/19	425	451
	Duke Energy Corp.	3.050%	8/15/22	200	204
	Duke Energy Corp.	3.950%	10/15/23	225	237
	Duke Energy Corp.	3.750%	4/15/24	475	495
	Duke Energy Corp.	4.800%	12/15/45	700	770
	Duke Energy Corp.	3.750%	9/1/46	150	143
	Duke Energy Florida LLC	3.200%	1/15/27	450	454
	Duke Energy Florida LLC	6.350%	9/15/37	525	704
	Duke Energy Florida LLC	6.400%	6/15/38	600	817
	Duke Energy Florida LLC	3.400%	10/1/46	400	372
5	Duke Energy Florida Project Finance LLC	1.196%	3/1/22	161	160
5	Duke Energy Florida Project Finance LLC	1.731%	9/1/22	200	195
5	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	400	388
5	Duke Energy Florida Project Finance LLC	2.858%	3/1/33	200	188
5	Duke Energy Florida Project Finance LLC	3.112%	9/1/36	325	307
	Duke Energy Indiana LLC	3.750%	7/15/20	185	193
	Duke Energy Indiana LLC	6.120%	10/15/35	1,500	1,886
	Duke Energy Indiana LLC	4.200%	3/15/42	475	493
	Duke Energy Indiana LLC	4.900%	7/15/43	250	289
	Duke Energy Indiana LLC	3.750%	5/15/46	1,100	1,088
	Duke Energy Ohio Inc.	3.700%	6/15/46	1,225	1,199
	Duke Energy Progress Llc	5.300%	1/15/19	675	712
	Duke Energy Progress Llc	3.000%	9/15/21	750	771
	Duke Energy Progress Llc	2.800%	5/15/22	350	357
	Duke Energy Progress LLC	3.250%	8/15/25	1,800	1,835
	Duke Energy Progress LLC	4.375%	3/30/44	525	568
	Duke Energy Progress LLC	4.150%	12/1/44	300	315
	Duke Energy Progress LLC	4.200%	8/15/45	525	555
	Duke Energy Progress LLC	3.700%	10/15/46	175	172
	Edison International	2.125%	4/15/20	1,000	999
	Edison International	2.950%	3/15/23	950	955
	El Paso Electric Co.	6.000%	5/15/35	175	208
	El Paso Electric Co.	5.000%	12/1/44	250	269
	Emera US Finance LP	2.150%	6/15/19	150	150
	Emera US Finance LP	2.700%	6/15/21	275	275
	Emera US Finance LP	3.550%	6/15/26	375	375
	Emera US Finance LP	4.750%	6/15/46	1,825	1,913
	Enel Americas SA	4.000%	10/25/26	200	201
	Entergy Arkansas Inc.	3.750%	2/15/21	1,250	1,305
	Entergy Arkansas Inc.	3.500%	4/1/26	150	155
	Entergy Corp.	2.950%	9/1/26	375	361
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,500	1,739
	Entergy Louisiana LLC	5.400%	11/1/24	175	201
	Entergy Louisiana LLC	2.400%	10/1/26	500	472
	Entergy Louisiana LLC	3.120%	9/1/27	350	348
	Entergy Louisiana LLC	3.250%	4/1/28	300	300
	Entergy Louisiana LLC	3.050%	6/1/31	1,025	988
	Entergy Louisiana LLC	4.950%	1/15/45	400	412
	Entergy Texas Inc.	7.125%	2/1/19	300	322
	Entergy Texas Inc.	5.150%	6/1/45	300	308
	Eversource Energy	4.500%	11/15/19	2,357	2,482

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Exelon Corp.	2.850%	6/15/20	225	229
	Exelon Corp.	2.450%	4/15/21	250	249
	Exelon Corp.	3.497%	6/1/22	500	513
	Exelon Corp.	3.950%	6/15/25	600	621
	Exelon Corp.	3.400%	4/15/26	1,500	1,490
	Exelon Corp.	4.950%	6/15/35	800	879
	Exelon Corp.	5.625%	6/15/35	365	429
	Exelon Corp.	5.100%	6/15/45	200	224
	Exelon Corp.	4.450%	4/15/46	500	516
	Exelon Generation Co. LLC	2.950%	1/15/20	1,000	1,016
	Exelon Generation Co. LLC	4.000%	10/1/20	575	599
	Exelon Generation Co. LLC	3.400%	3/15/22	1,000	1,020
	Exelon Generation Co. LLC	4.250%	6/15/22	500	526
	Exelon Generation Co. LLC	5.600%	6/15/42	1,171	1,175
	FirstEnergy Corp.	2.850%	7/15/22	500	498
	FirstEnergy Corp.	4.250%	3/15/23	200	210
	FirstEnergy Corp.	3.900%	7/15/27	1,475	1,475
	FirstEnergy Corp.	7.375%	11/15/31	1,400	1,841
	FirstEnergy Corp.	4.850%	7/15/47	1,000	1,015
	Florida Power & Light Co.	2.750%	6/1/23	325	329
	Florida Power & Light Co.	3.250%	6/1/24	300	309
	Florida Power & Light Co.	5.625%	4/1/34	225	279
	Florida Power & Light Co.	4.950%	6/1/35	50	58
	Florida Power & Light Co.	5.950%	2/1/38	175	228
	Florida Power & Light Co.	5.960%	4/1/39	225	293
	Florida Power & Light Co.	4.125%	2/1/42	1,575	1,666
	Florida Power & Light Co.	3.800%	12/15/42	925	938
	Florida Power & Light Co.	4.050%	10/1/44	500	525
8	Fortis Inc.	2.100%	10/4/21	200	196
8	Fortis Inc.	3.055%	10/4/26	1,800	1,737
	Georgia Power Co.	1.950%	12/1/18	450	450
	Georgia Power Co.	2.000%	3/30/20	350	348
	Georgia Power Co.	2.400%	4/1/21	875	885
	Georgia Power Co.	2.850%	5/15/22	300	303
	Georgia Power Co.	3.250%	4/1/26	1,800	1,792
	Georgia Power Co.	3.250%	3/30/27	575	573
	Georgia Power Co.	5.950%	2/1/39	150	186
	Georgia Power Co.	4.750%	9/1/40	125	134
	Georgia Power Co.	4.300%	3/15/42	675	694
	Georgia Power Co.	4.300%	3/15/43	250	258
	Great Plains Energy Inc.	4.850%	6/1/21	1,095	1,166
	Great Plains Energy Inc.	3.900%	4/1/27	1,000	1,014
	Great Plains Energy Inc.	4.850%	4/1/47	500	515
	Gulf Power Co.	3.300%	5/30/27	250	251
	Iberdrola International BV	6.750%	7/15/36	175	228
	Indiana Michigan Power Co.	7.000%	3/15/19	300	324
	Indiana Michigan Power Co.	3.200%	3/15/23	475	474
	Indiana Michigan Power Co.	3.750%	7/1/47	550	535
	Interstate Power & Light Co.	6.250%	7/15/39	100	129
	Interstate Power & Light Co.	3.700%	9/15/46	425	409
	ITC Holdings Corp.	4.050%	7/1/23	175	182
	ITC Holdings Corp.	3.650%	6/15/24	300	302
	ITC Holdings Corp.	5.300%	7/1/43	300	348
5	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	163	175
	Kansas City Power & Light Co.	6.050%	11/15/35	200	250
	Kansas City Power & Light Co.	5.300%	10/1/41	830	968
	Kansas City Power & Light Co.	4.200%	6/15/47	225	229
	Kentucky Utilities Co.	3.250%	11/1/20	200	207
	LG&E & KU Energy LLC	3.750%	11/15/20	1,150	1,200
	MidAmerican Energy Co.	3.100%	5/1/27	500	503
	MidAmerican Energy Co.	6.750%	12/30/31	725	987
	MidAmerican Energy Co.	4.800%	9/15/43	225	259
	MidAmerican Energy Co.	3.950%	8/1/47	400	413
	Mississippi Power Co.	4.250%	3/15/42	375	330

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	1,100	1,222
	National Rural Utilities Cooperative Finance Corp.	1.650%	2/8/19	1,050	1,048
	National Rural Utilities Cooperative Finance Corp.	2.300%	11/15/19	75	76
	National Rural Utilities Cooperative Finance Corp.	2.000%	1/27/20	1,300	1,303
	National Rural Utilities Cooperative Finance Corp.	2.350%	6/15/20	900	906
	National Rural Utilities Cooperative Finance Corp.	2.300%	11/1/20	1,300	1,302
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	675	676
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	1,200	1,211
	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	75	76
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	789	842
5	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	100	102
5	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	325	344
	Nevada Power Co.	6.650%	4/1/36	410	550
	Nevada Power Co.	5.450%	5/15/41	500	595
	NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	200	201
	NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	475	481
	NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	1,340	1,434
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	1,000	1,015
	Northern States Power Co.	2.200%	8/15/20	200	201
	Northern States Power Co.	6.250%	6/1/36	650	858
	Northern States Power Co.	6.200%	7/1/37	250	332
	Northern States Power Co.	5.350%	11/1/39	375	459
	Northern States Power Co.	4.125%	5/15/44	100	105
	Northern States Power Co.	4.000%	8/15/45	200	206
	Northern States Power Co.	3.600%	5/15/46	325	315
	NorthWestern Corp.	4.176%	11/15/44	250	258
	NSTAR Electric Co.	3.200%	5/15/27	275	276
	NSTAR Electric Co.	5.500%	3/15/40	550	680
	NV Energy Inc.	6.250%	11/15/20	225	253
	Oglethorpe Power Corp.	6.100%	3/15/19	200	212
	Oglethorpe Power Corp.	5.950%	11/1/39	100	121
	Oglethorpe Power Corp.	5.375%	11/1/40	630	722
	Ohio Power Co.	5.375%	10/1/21	575	640
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	225	235
	Oncor Electric Delivery Co. LLC	6.800%	9/1/18	330	349
	Oncor Electric Delivery Co. LLC	2.150%	6/1/19	1,075	1,076
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	625	666
	Oncor Electric Delivery Co. LLC	7.000%	9/1/22	200	241
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,100	1,535
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	548
	Pacific Gas & Electric Co.	8.250%	10/15/18	275	296
	Pacific Gas & Electric Co.	3.500%	10/1/20	610	629
	Pacific Gas & Electric Co.	4.250%	5/15/21	225	240
	Pacific Gas & Electric Co.	3.250%	6/15/23	575	591
	Pacific Gas & Electric Co.	3.750%	2/15/24	350	368
	Pacific Gas & Electric Co.	3.400%	8/15/24	625	644
	Pacific Gas & Electric Co.	6.050%	3/1/34	2,235	2,879
	Pacific Gas & Electric Co.	5.800%	3/1/37	1,025	1,302
	Pacific Gas & Electric Co.	6.250%	3/1/39	1,000	1,320
	Pacific Gas & Electric Co.	4.450%	4/15/42	300	326
	Pacific Gas & Electric Co.	4.600%	6/15/43	275	305
	Pacific Gas & Electric Co.	4.750%	2/15/44	1,000	1,139
	Pacific Gas & Electric Co.	4.250%	3/15/46	375	399
	Pacific Gas & Electric Co.	4.000%	12/1/46	675	695
	PacifiCorp	5.650%	7/15/18	300	312
	PacifiCorp	2.950%	2/1/22	1,000	1,021
	PacifiCorp	3.600%	4/1/24	500	523
	PacifiCorp	5.250%	6/15/35	475	558
	PacifiCorp	6.100%	8/1/36	500	645
	PacifiCorp	5.750%	4/1/37	410	514
	PacifiCorp	6.250%	10/15/37	600	794
	PacifiCorp	4.100%	2/1/42	150	155
	Pennsylvania Electric Co.	5.200%	4/1/20	205	216
	PG&E Corp.	2.400%	3/1/19	1,650	1,656

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Potomac Electric Power Co.	6.500%	11/15/37	400	543
	Potomac Electric Power Co.	4.150%	3/15/43	150	159
	PPL Capital Funding Inc.	3.500%	12/1/22	375	387
	PPL Capital Funding Inc.	3.950%	3/15/24	225	235
	PPL Capital Funding Inc.	5.000%	3/15/44	1,450	1,632
	PPL Electric Utilities Corp.	3.000%	9/15/21	1,485	1,523
	PPL Electric Utilities Corp.	6.250%	5/15/39	225	300
	PPL Electric Utilities Corp.	4.750%	7/15/43	200	228
	PPL Electric Utilities Corp.	3.950%	6/1/47	350	360
	Progress Energy Inc.	3.150%	4/1/22	1,500	1,529
	Progress Energy Inc.	7.750%	3/1/31	625	879
	Progress Energy Inc.	7.000%	10/30/31	200	264
	Progress Energy Inc.	6.000%	12/1/39	285	358
	PSEG Power LLC	5.125%	4/15/20	150	161
	PSEG Power LLC	3.000%	6/15/21	325	330
	Public Service Co. of Colorado	5.125%	6/1/19	175	185
	Public Service Co. of Colorado	3.200%	11/15/20	700	722
	Public Service Co. of Colorado	3.600%	9/15/42	225	218
	Public Service Co. of Colorado	4.300%	3/15/44	200	214
	Public Service Co. of Colorado	3.800%	6/15/47	250	252
	Public Service Co. of New Hampshire	3.500%	11/1/23	150	156
	Public Service Co. of Oklahoma	5.150%	12/1/19	600	636
	Public Service Electric & Gas Co.	2.300%	9/15/18	450	454
	Public Service Electric & Gas Co.	1.900%	3/15/21	200	198
	Public Service Electric & Gas Co.	2.375%	5/15/23	225	223
	Public Service Electric & Gas Co.	3.000%	5/15/25	500	504
	Public Service Electric & Gas Co.	3.000%	5/15/27	250	250
	Public Service Electric & Gas Co.	3.950%	5/1/42	1,525	1,578
	Public Service Electric & Gas Co.	3.800%	3/1/46	1,000	1,012
	Puget Energy Inc.	6.500%	12/15/20	250	279
	Puget Energy Inc.	6.000%	9/1/21	400	443
	Puget Energy Inc.	3.650%	5/15/25	1,550	1,546
	Puget Sound Energy Inc.	6.274%	3/15/37	500	651
	Puget Sound Energy Inc.	5.757%	10/1/39	495	628
	Puget Sound Energy Inc.	5.638%	4/15/41	390	485
	San Diego Gas & Electric Co.	3.000%	8/15/21	150	154
	San Diego Gas & Electric Co.	2.500%	5/15/26	350	338
	San Diego Gas & Electric Co.	4.500%	8/15/40	255	282
	San Diego Gas & Electric Co.	3.750%	6/1/47	350	351
	SCANA Corp.	4.750%	5/15/21	230	240
	SCANA Corp.	4.125%	2/1/22	150	153
	Sierra Pacific Power Co.	2.600%	5/1/26	300	289
	Sierra Pacific Power Co.	6.750%	7/1/37	400	540
	South Carolina Electric & Gas Co.	6.500%	11/1/18	1,100	1,164
	South Carolina Electric & Gas Co.	6.625%	2/1/32	450	577
	South Carolina Electric & Gas Co.	6.050%	1/15/38	150	186
	South Carolina Electric & Gas Co.	5.450%	2/1/41	250	290
	South Carolina Electric & Gas Co.	4.350%	2/1/42	375	382
	South Carolina Electric & Gas Co.	4.600%	6/15/43	300	317
	South Carolina Electric & Gas Co.	4.100%	6/15/46	830	817
	South Carolina Electric & Gas Co.	4.500%	6/1/64	300	302
	South Carolina Electric & Gas Co.	5.100%	6/1/65	375	415
	Southern California Edison Co.	3.875%	6/1/21	350	369
5	Southern California Edison Co.	1.845%	2/1/22	250	247
	Southern California Edison Co.	3.500%	10/1/23	300	313
	Southern California Edison Co.	6.650%	4/1/29	225	289
	Southern California Edison Co.	5.750%	4/1/35	508	636
	Southern California Edison Co.	5.350%	7/15/35	1,460	1,755
	Southern California Edison Co.	4.500%	9/1/40	205	227
	Southern California Edison Co.	4.050%	3/15/42	425	441
	Southern California Edison Co.	3.900%	3/15/43	475	483
	Southern California Edison Co.	4.650%	10/1/43	455	515
	Southern California Edison Co.	3.600%	2/1/45	150	145
	Southern Co.	1.550%	7/1/18	375	374

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Southern Co.	1.850%	7/1/19	325	323
Southern Co.	2.150%	9/1/19	850	850
Southern Co.	2.750%	6/15/20	450	455
Southern Co.	2.350%	7/1/21	600	596
Southern Co.	2.950%	7/1/23	525	522
Southern Co.	3.250%	7/1/26	1,125	1,101
Southern Co.	4.250%	7/1/36	875	892
Southern Co.	4.400%	7/1/46	1,175	1,202
Southern Power Co.	1.950%	12/15/19	350	347
Southern Power Co.	2.375%	6/1/20	100	100
Southern Power Co.	2.500%	12/15/21	350	347
Southern Power Co.	4.150%	12/1/25	375	391
Southern Power Co.	5.150%	9/15/41	960	1,020
Southern Power Co.	5.250%	7/15/43	500	531
Southern Power Co.	4.950%	12/15/46	300	310
Southwestern Electric Power Co.	6.450%	1/15/19	250	266
Southwestern Electric Power Co.	6.200%	3/15/40	75	96
Southwestern Electric Power Co.	3.900%	4/1/45	1,400	1,402
Southwestern Public Service Co.	3.300%	6/15/24	1,850	1,895
Southwestern Public Service Co.	4.500%	8/15/41	100	110
Southwestern Public Service Co.	3.400%	8/15/46	1,450	1,357
Tampa Electric Co.	5.400%	5/15/21	175	193
Tampa Electric Co.	2.600%	9/15/22	75	74
Tampa Electric Co.	6.550%	5/15/36	150	193
Tampa Electric Co.	4.200%	5/15/45	500	502
TECO Finance Inc.	5.150%	3/15/20	125	133
TransAlta Corp.	4.500%	11/15/22	325	327
TransAlta Corp.	6.500%	3/15/40	175	168
Tucson Electric Power Co.	3.050%	3/15/25	200	194
UIL Holdings Corp.	4.625%	10/1/20	300	309
Union Electric Co.	6.700%	2/1/19	235	252
Union Electric Co.	3.500%	4/15/24	1,450	1,508
Union Electric Co.	2.950%	6/15/27	300	297
Union Electric Co.	3.900%	9/15/42	425	435
Union Electric Co.	3.650%	4/15/45	575	568
Virginia Electric & Power Co.	2.950%	1/15/22	750	766
Virginia Electric & Power Co.	3.450%	2/15/24	500	516
Virginia Electric & Power Co.	3.100%	5/15/25	500	503
Virginia Electric & Power Co.	2.950%	11/15/26	300	297
Virginia Electric & Power Co.	3.500%	3/15/27	1,250	1,285
Virginia Electric & Power Co.	6.000%	1/15/36	500	636
Virginia Electric & Power Co.	6.000%	5/15/37	550	704
Virginia Electric & Power Co.	6.350%	11/30/37	600	800
Virginia Electric & Power Co.	8.875%	11/15/38	450	759
Virginia Electric & Power Co.	4.000%	1/15/43	850	874
Virginia Electric & Power Co.	4.450%	2/15/44	200	220
Virginia Electric & Power Co.	4.000%	11/15/46	1,000	1,029
WEC Energy Group Inc.	2.450%	6/15/20	250	252
WEC Energy Group Inc.	3.550%	6/15/25	750	773
Westar Energy Inc.	2.550%	7/1/26	575	554
Westar Energy Inc.	3.100%	4/1/27	450	445
Westar Energy Inc.	4.125%	3/1/42	525	549
Westar Energy Inc.	4.100%	4/1/43	225	233
Westar Energy Inc.	4.625%	9/1/43	150	165
Westar Energy Inc.	4.250%	12/1/45	100	106
Wisconsin Electric Power Co.	2.950%	9/15/21	635	650
Wisconsin Electric Power Co.	5.625%	5/15/33	200	241
Wisconsin Electric Power Co.	4.250%	6/1/44	100	105
Wisconsin Electric Power Co.	4.300%	12/15/45	125	132
Wisconsin Power & Light Co.	6.375%	8/15/37	300	400
Wisconsin Public Service Corp.	1.650%	12/4/18	500	499
Wisconsin Public Service Corp.	3.671%	12/1/42	75	73
Xcel Energy Inc.	4.700%	5/15/20	305	323
Xcel Energy Inc.	2.600%	3/15/22	275	277

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Xcel Energy Inc.	3.300%	6/1/25	150	152
Xcel Energy Inc.	3.350%	12/1/26	275	278
Xcel Energy Inc.	6.500%	7/1/36	635	838
Natural Gas (0.1%)
Atmos Energy Corp.	8.500%	3/15/19	1,140	1,253
Atmos Energy Corp.	3.000%	6/15/27	375	372
Atmos Energy Corp.	5.500%	6/15/41	800	978
Atmos Energy Corp.	4.125%	10/15/44	200	210
CenterPoint Energy Resources Corp.	4.500%	1/15/21	265	278
CenterPoint Energy Resources Corp.	5.850%	1/15/41	675	829
KeySpan Corp.	5.803%	4/1/35	250	299
NiSource Finance Corp.	6.800%	1/15/19	85	91
NiSource Finance Corp.	5.450%	9/15/20	350	382
NiSource Finance Corp.	3.490%	5/15/27	1,100	1,106
NiSource Finance Corp.	5.950%	6/15/41	500	621
NiSource Finance Corp.	4.800%	2/15/44	200	219
NiSource Finance Corp.	4.375%	5/15/47	1,175	1,224
ONE Gas Inc.	2.070%	2/1/19	300	300
ONE Gas Inc.	4.658%	2/1/44	125	138
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	162
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	150	141
Sempra Energy	9.800%	2/15/19	250	281
Sempra Energy	1.625%	10/7/19	100	99
Sempra Energy	2.400%	3/15/20	300	301
Sempra Energy	2.850%	11/15/20	1,225	1,243
Sempra Energy	4.050%	12/1/23	850	903
Sempra Energy	3.750%	11/15/25	330	339
Sempra Energy	3.250%	6/15/27	600	590
Sempra Energy	6.000%	10/15/39	705	889
Southern California Gas Co.	2.600%	6/15/26	750	724
Southern California Gas Co.	3.750%	9/15/42	800	809
Southern Co. Gas Capital Corp.	3.500%	9/15/21	1,250	1,284
Southern Co. Gas Capital Corp.	3.875%	11/15/25	425	436
Southern Co. Gas Capital Corp.	3.250%	6/15/26	375	367
Southern Co. Gas Capital Corp.	5.875%	3/15/41	125	150
Southern Co. Gas Capital Corp.	4.400%	6/1/43	125	128
Southern Co. Gas Capital Corp.	3.950%	10/1/46	450	428
Southern Co. Gas Capital Corp.	4.400%	5/30/47	500	516
Other Utility (0.0%)
American Water Capital Corp.	3.850%	3/1/24	1,575	1,676
American Water Capital Corp.	6.593%	10/15/37	500	691
American Water Capital Corp.	4.300%	12/1/42	125	134
American Water Capital Corp.	4.000%	12/1/46	500	525
United Utilities plc	5.375%	2/1/19	200	208
Veolia Environnement SA	6.750%	6/1/38	200	258

				263,078

Total Corporate Bonds (Cost $3,652,200)				3,768,975

Sovereign Bonds (2.0%)
African Development Bank	1.625%	10/2/18	300	300
African Development Bank	1.000%	11/2/18	1,550	1,540
African Development Bank	1.000%	5/15/19	1,200	1,188
African Development Bank	1.375%	2/12/20	350	347
African Development Bank	1.875%	3/16/20	1,700	1,707
African Development Bank	1.250%	7/26/21	1,700	1,653
African Development Bank	2.375%	9/23/21	1,850	1,878
Agricultural Bank of China Ltd.	2.750%	5/21/20	250	250
Asian Development Bank	5.593%	7/16/18	500	519
Asian Development Bank	1.750%	9/11/18	1,650	1,656
Asian Development Bank	0.875%	10/5/18	1,650	1,638
Asian Development Bank	1.875%	10/23/18	530	533
Asian Development Bank	1.375%	1/15/19	1,000	998

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Asian Development Bank	1.750%	3/21/19	575	577
	Asian Development Bank	1.875%	4/12/19	1,550	1,559
	Asian Development Bank	1.000%	8/16/19	450	445
	Asian Development Bank	1.750%	1/10/20	2,000	2,006
	Asian Development Bank	1.500%	1/22/20	2,500	2,492
	Asian Development Bank	1.375%	3/23/20	2,250	2,231
	Asian Development Bank	1.625%	5/5/20	7,500	7,491
	Asian Development Bank	1.625%	3/16/21	3,100	3,073
	Asian Development Bank	1.750%	6/8/21	2,700	2,682
	Asian Development Bank	2.000%	2/16/22	3,500	3,499
	Asian Development Bank	1.875%	2/18/22	1,850	1,838
	Asian Development Bank	2.000%	1/22/25	1,000	976
	Asian Development Bank	2.000%	4/24/26	400	386
	Asian Development Bank	2.625%	1/12/27	800	811
8	Bank of England	1.250%	3/14/19	150	149
	Canada	1.625%	2/27/19	800	799
	CNOOC Finance 2013 Ltd.	3.000%	5/9/23	1,950	1,931
	CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	1,500	1,505
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	1,800	1,797
	CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	1,000	1,051
	CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	400	440
	Corp. Andina de Fomento	1.500%	8/8/17	900	900
	Corp. Andina de Fomento	2.000%	5/10/19	1,800	1,802
	Corp. Andina de Fomento	8.125%	6/4/19	880	977
	Corp. Andina de Fomento	2.125%	9/27/21	700	693
	Corp. Andina de Fomento	4.375%	6/15/22	1,875	2,025
	Council Of Europe Development Bank	1.500%	5/17/19	1,200	1,199
	Council Of Europe Development Bank	1.625%	3/10/20	1,300	1,296
	Council Of Europe Development Bank	1.625%	3/16/21	600	593
	Ecopetrol SA	5.875%	9/18/23	1,300	1,419
	Ecopetrol SA	4.125%	1/16/25	1,475	1,440
	Ecopetrol SA	5.375%	6/26/26	1,575	1,632
	Ecopetrol SA	7.375%	9/18/43	700	753
	Ecopetrol SA	5.875%	5/28/45	1,075	987
	Emirates Telecommunications Group Co. PJSC	3.500%	6/18/24	200	203
	European Bank for Reconstruction & Development	1.000%	9/17/18	400	398
	European Bank for Reconstruction & Development	1.625%	11/15/18	50	50
	European Bank for Reconstruction & Development	1.750%	6/14/19	2,050	2,054
	European Bank for Reconstruction & Development	0.875%	7/22/19	2,500	2,461
	European Bank for Reconstruction & Development	1.750%	11/26/19	500	501
	European Bank for Reconstruction & Development	1.500%	3/16/20	1,650	1,640
	European Bank for Reconstruction & Development	2.000%	2/1/21	1,200	1,202
	European Bank for Reconstruction & Development	1.875%	2/23/22	1,300	1,288
	European Investment Bank	1.000%	8/17/17	1,475	1,475
	European Investment Bank	1.125%	8/15/18	2,000	1,992
	European Investment Bank	1.625%	12/18/18	3,200	3,207
	European Investment Bank	1.875%	3/15/19	4,400	4,426
	European Investment Bank	1.750%	6/17/19	4,675	4,690
	European Investment Bank	1.125%	8/15/19	3,000	2,972
	European Investment Bank	1.625%	3/16/20	4,100	4,092
	European Investment Bank	1.750%	5/15/20	4,500	4,496
	European Investment Bank	1.375%	6/15/20	2,000	1,978
	European Investment Bank	1.625%	8/14/20	3,600	3,584
	European Investment Bank	2.875%	9/15/20	5,000	5,163
	European Investment Bank	1.625%	12/15/20	2,500	2,482
	European Investment Bank	4.000%	2/16/21	4,000	4,290
	European Investment Bank	2.000%	3/15/21	3,000	3,011
	European Investment Bank	2.500%	4/15/21	3,650	3,723
	European Investment Bank	1.375%	9/15/21	300	293
	European Investment Bank	2.125%	10/15/21	350	352
	European Investment Bank	2.250%	3/15/22	2,800	2,824
	European Investment Bank	2.375%	6/15/22	4,800	4,859
	European Investment Bank	2.250%	8/15/22	1,000	1,006
	European Investment Bank	3.250%	1/29/24	1,550	1,640

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	European Investment Bank	1.875%	2/10/25	2,600	2,509
	European Investment Bank	2.125%	4/13/26	3,000	2,925
	European Investment Bank	2.375%	5/24/27	800	794
	Export Development Canada	1.500%	10/3/18	1,375	1,373
	Export Development Canada	1.250%	2/4/19	800	796
8	Export Development Canada	1.500%	4/4/19	200	199
9	Export Development Canada	1.750%	8/19/19	200	200
9	Export Development Canada	1.625%	1/17/20	1,500	1,495
	Export Development Canada	1.625%	6/1/20	250	249
	Export Development Canada	1.500%	5/26/21	1,625	1,592
	Export Development Canada	1.375%	10/21/21	2,800	2,720
	Export-Import Bank of Korea	1.750%	2/27/18	300	300
	Export-Import Bank of Korea	2.875%	9/17/18	700	707
	Export-Import Bank of Korea	1.750%	5/26/19	1,000	992
	Export-Import Bank of Korea	2.375%	8/12/19	600	602
	Export-Import Bank of Korea	1.500%	10/21/19	800	788
	Export-Import Bank of Korea	4.000%	1/29/21	1,000	1,047
	Export-Import Bank of Korea	2.500%	5/10/21	1,000	995
	Export-Import Bank of Korea	1.875%	10/21/21	1,000	967
	Export-Import Bank of Korea	2.750%	1/25/22	1,500	1,501
	Export-Import Bank of Korea	5.000%	4/11/22	1,475	1,622
	Export-Import Bank of Korea	4.000%	1/14/24	2,100	2,220
	Export-Import Bank of Korea	3.250%	11/10/25	300	302
	Export-Import Bank of Korea	2.625%	5/26/26	600	576
	FMS Wertmanagement AoeR	1.125%	9/5/17	700	700
	FMS Wertmanagement AoeR	1.625%	11/20/18	1,600	1,604
	FMS Wertmanagement AoeR	1.000%	8/16/19	2,100	2,072
10	FMS Wertmanagement AoeR	1.750%	1/24/20	2,200	2,195
	FMS Wertmanagement AoeR	1.750%	3/17/20	750	750
	Hydro-Quebec	8.400%	1/15/22	1,235	1,518
	Hydro-Quebec	8.050%	7/7/24	1,175	1,527
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	2,200	2,238
	Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	600	594
	Inter-American Development Bank	1.750%	8/24/18	5,105	5,124
	Inter-American Development Bank	1.125%	8/28/18	3,700	3,686
	Inter-American Development Bank	1.000%	5/13/19	2,800	2,774
	Inter-American Development Bank	3.875%	9/17/19	450	472
	Inter-American Development Bank	1.250%	10/15/19	1,700	1,686
	Inter-American Development Bank	1.750%	10/15/19	2,200	2,207
	Inter-American Development Bank	3.875%	2/14/20	500	528
	Inter-American Development Bank	1.625%	5/12/20	2,500	2,491
	Inter-American Development Bank	1.875%	6/16/20	1,000	1,004
	Inter-American Development Bank	2.125%	11/9/20	350	354
	Inter-American Development Bank	2.125%	1/18/22	3,000	3,018
	Inter-American Development Bank	1.750%	4/14/22	3,500	3,455
	Inter-American Development Bank	3.000%	2/21/24	2,600	2,715
	Inter-American Development Bank	7.000%	6/15/25	250	323
	Inter-American Development Bank	2.000%	6/2/26	4,375	4,221
	Inter-American Development Bank	2.375%	7/7/27	2,000	1,985
	Inter-American Development Bank	3.875%	10/28/41	800	892
	Inter-American Development Bank	4.375%	1/24/44	450	544
	International Bank for Reconstruction & Development	0.875%	7/19/18	4,000	3,980
	International Bank for Reconstruction & Development	1.875%	3/15/19	3,300	3,320
	International Bank for Reconstruction & Development	1.250%	7/26/19	4,500	4,475
	International Bank for Reconstruction & Development	0.875%	8/15/19	3,575	3,524
	International Bank for Reconstruction & Development	1.875%	10/7/19	1,500	1,508
	International Bank for Reconstruction & Development	1.125%	11/27/19	1,750	1,730
	International Bank for Reconstruction & Development	1.375%	3/30/20	2,200	2,182
	International Bank for Reconstruction & Development	1.875%	4/21/20	13,500	13,543
	International Bank for Reconstruction & Development	2.125%	11/1/20	2,200	2,222
	International Bank for Reconstruction & Development	1.625%	3/9/21	600	596
	International Bank for Reconstruction & Development	1.375%	5/24/21	4,000	3,930
	International Bank for Reconstruction & Development	2.250%	6/24/21	1,700	1,723
	International Bank for Reconstruction & Development	1.375%	9/20/21	4,500	4,394

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	International Bank for Reconstruction & Development	2.000%	1/26/22	7,100	7,099
	International Bank for Reconstruction & Development	1.625%	2/10/22	2,025	1,992
	International Bank for Reconstruction & Development	7.625%	1/19/23	25	32
	International Bank for Reconstruction & Development	2.500%	11/25/24	4,500	4,556
	International Bank for Reconstruction & Development	2.500%	7/29/25	2,500	2,519
	International Finance Corp.	2.125%	11/17/17	950	953
	International Finance Corp.	1.250%	7/16/18	2,200	2,197
	International Finance Corp.	1.750%	9/4/18	1,300	1,304
	International Finance Corp.	1.750%	9/16/19	1,100	1,105
	International Finance Corp.	1.750%	3/30/20	2,000	1,999
	International Finance Corp.	1.625%	7/16/20	1,000	998
	International Finance Corp.	2.125%	4/7/26	2,250	2,198
11	Japan Bank for International Cooperation	1.125%	7/19/17	650	650
11	Japan Bank for International Cooperation	1.750%	7/31/18	925	925
11	Japan Bank for International Cooperation	1.750%	11/13/18	3,000	2,995
11	Japan Bank for International Cooperation	2.125%	2/7/19	1,000	1,003
11	Japan Bank for International Cooperation	2.250%	2/24/20	1,600	1,600
11	Japan Bank for International Cooperation	1.750%	5/28/20	4,500	4,445
11	Japan Bank for International Cooperation	2.125%	6/1/20	1,300	1,297
11	Japan Bank for International Cooperation	1.500%	7/21/21	2,200	2,123
11	Japan Bank for International Cooperation	2.000%	11/4/21	1,900	1,864
11	Japan Bank for International Cooperation	2.500%	6/1/22	700	699
11	Japan Bank for International Cooperation	3.375%	7/31/23	325	340
11	Japan Bank for International Cooperation	3.000%	5/29/24	650	665
11	Japan Bank for International Cooperation	2.125%	2/10/25	2,400	2,312
11	Japan Bank for International Cooperation	2.500%	5/28/25	1,000	986
11	Japan Bank for International Cooperation	2.875%	6/1/27	750	748
11	Japan International Cooperation Agency	2.750%	4/27/27	900	895
10	KFW	4.500%	7/16/18	350	361
10	KFW	1.125%	8/6/18	1,500	1,496
10	KFW	1.000%	9/7/18	3,500	3,482
10	KFW	1.375%	12/14/18	1,525	1,523
10	KFW	1.875%	4/1/19	3,925	3,947
10	KFW	4.875%	6/17/19	4,775	5,077
10	KFW	1.000%	7/15/19	5,500	5,437
10	KFW	1.750%	10/15/19	1,300	1,304
10	KFW	4.000%	1/27/20	150	158
10	KFW	1.750%	3/31/20	5,500	5,478
10	KFW	1.500%	4/20/20	3,550	3,529
10	KFW	1.625%	5/29/20	8,100	8,074
10	KFW	2.750%	9/8/20	4,500	4,630
10	KFW	2.750%	10/1/20	3,200	3,292
10	KFW	1.500%	6/15/21	7,100	6,982
10	KFW	2.375%	8/25/21	2,710	2,754
10	KFW	2.000%	11/30/21	6,200	6,198
10	KFW	2.625%	1/25/22	1,500	1,539
10	KFW	2.125%	3/7/22	7,150	7,171
10	KFW	2.125%	6/15/22	5,700	5,712
10	KFW	2.000%	10/4/22	1,575	1,564
10	KFW	2.125%	1/17/23	1,750	1,747
10	KFW	2.500%	11/20/24	3,800	3,846
10	KFW	2.000%	5/2/25	2,500	2,436
10	KFW	0.000%	4/18/36	500	284
	Korea Development Bank	4.625%	11/16/21	1,375	1,483
	Korea Development Bank	2.625%	2/27/22	1,300	1,296
	Korea Development Bank	3.000%	9/14/22	1,400	1,414
	Korea Development Bank	3.750%	1/22/24	1,500	1,561
10	Landwirtschaftliche Rentenbank	1.875%	9/17/18	600	603
10	Landwirtschaftliche Rentenbank	1.750%	4/15/19	350	351
10	Landwirtschaftliche Rentenbank	1.375%	10/23/19	425	423
10	Landwirtschaftliche Rentenbank	2.250%	10/1/21	975	984
10	Landwirtschaftliche Rentenbank	2.000%	12/6/21	4,075	4,067
10	Landwirtschaftliche Rentenbank	2.000%	1/13/25	2,500	2,435
10	Landwirtschaftliche Rentenbank	2.375%	6/10/25	975	973

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
10	Landwirtschaftliche Rentenbank	1.750%	7/27/26	975	915
	Nexen Energy ULC	7.875%	3/15/32	100	139
	Nexen Energy ULC	5.875%	3/10/35	410	490
	Nexen Energy ULC	6.400%	5/15/37	800	1,025
	Nexen Energy ULC	7.500%	7/30/39	625	903
	Nordic Investment Bank	0.875%	9/27/18	500	497
	Nordic Investment Bank	1.875%	6/14/19	850	855
	Nordic Investment Bank	2.125%	2/1/22	500	503
	North American Development Bank	2.300%	10/10/18	325	327
	North American Development Bank	4.375%	2/11/20	650	684
	North American Development Bank	2.400%	10/26/22	350	341
12	Oesterreichische Kontrollbank AG	1.125%	4/26/19	1,200	1,189
12	Oesterreichische Kontrollbank AG	1.375%	2/10/20	1,400	1,385
12	Oesterreichische Kontrollbank AG	1.500%	10/21/20	2,000	1,975
12	Oesterreichische Kontrollbank AG	1.875%	1/20/21	800	798
12	Oesterreichische Kontrollbank AG	2.375%	10/1/21	1,000	1,012
5	Oriental Republic of Uruguay	4.500%	8/14/24	500	538
5	Oriental Republic of Uruguay	4.375%	10/27/27	1,075	1,150
5	Oriental Republic of Uruguay	7.625%	3/21/36	1,125	1,530
5	Oriental Republic of Uruguay	4.125%	11/20/45	2,029	1,882
5	Oriental Republic of Uruguay	5.100%	6/18/50	3,050	3,131
	Petroleos Mexicanos	5.500%	2/4/19	1,250	1,305
	Petroleos Mexicanos	6.000%	3/5/20	450	481
	Petroleos Mexicanos	3.500%	7/23/20	500	505
	Petroleos Mexicanos	5.500%	1/21/21	1,730	1,825
	Petroleos Mexicanos	6.375%	2/4/21	6,429	6,960
	Petroleos Mexicanos	4.875%	1/24/22	6,525	6,739
	Petroleos Mexicanos	3.500%	1/30/23	950	908
	Petroleos Mexicanos	4.625%	9/21/23	1,621	1,633
	Petroleos Mexicanos	4.875%	1/18/24	1,750	1,777
5	Petroleos Mexicanos	2.290%	2/15/24	140	139
	Petroleos Mexicanos	2.378%	4/15/25	160	159
	Petroleos Mexicanos	4.500%	1/23/26	175	170
	Petroleos Mexicanos	6.875%	8/4/26	2,666	2,959
8	Petroleos Mexicanos	6.500%	3/13/27	2,900	3,115
	Petroleos Mexicanos	6.625%	6/15/35	1,000	1,037
	Petroleos Mexicanos	6.625%	6/15/38	375	382
	Petroleos Mexicanos	6.500%	6/2/41	300	298
	Petroleos Mexicanos	5.500%	6/27/44	1,111	982
	Petroleos Mexicanos	6.375%	1/23/45	1,000	976
	Petroleos Mexicanos	5.625%	1/23/46	3,898	3,480
	Petroleos Mexicanos	6.750%	9/21/47	4,754	4,795
13	Power Sector Assets & Liabilities Management Corp.	9.625%	5/15/28	140	211
	Province of Alberta	1.900%	12/6/19	1,500	1,496
	Province of British Columbia	2.650%	9/22/21	500	509
	Province of British Columbia	2.000%	10/23/22	300	297
	Province of British Columbia	2.250%	6/2/26	1,200	1,155
	Province of Manitoba	2.100%	9/6/22	300	297
	Province of Manitoba	3.050%	5/14/24	1,600	1,638
	Province of Manitoba	2.125%	6/22/26	850	804
	Province of Ontario	3.000%	7/16/18	400	405
	Province of Ontario	2.000%	9/27/18	1,650	1,653
	Province of Ontario	1.625%	1/18/19	4,000	3,984
	Province of Ontario	2.000%	1/30/19	2,875	2,879
	Province of Ontario	1.250%	6/17/19	800	790
	Province of Ontario	1.650%	9/27/19	1,925	1,911
	Province of Ontario	4.000%	10/7/19	850	887
	Province of Ontario	4.400%	4/14/20	975	1,034
	Province of Ontario	2.400%	2/8/22	700	703
	Province of Ontario	2.250%	5/18/22	4,100	4,100
	Province of Ontario	2.450%	6/29/22	100	100
	Province of Ontario	3.200%	5/16/24	1,000	1,040
	Province of Ontario	2.500%	4/27/26	1,000	985
	Province of Quebec	3.500%	7/29/20	1,530	1,587

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Province of Quebec	2.750%	8/25/21	1,375	1,397
	Province of Quebec	2.375%	1/31/22	500	501
	Province of Quebec	2.625%	2/13/23	2,050	2,079
	Province of Quebec	7.125%	2/9/24	1,400	1,731
	Province of Quebec	2.875%	10/16/24	700	714
	Province of Quebec	2.500%	4/20/26	500	491
	Province of Quebec	2.750%	4/12/27	3,100	3,084
	Province of Quebec	7.500%	9/15/29	1,075	1,525
	Republic of Chile	2.250%	10/30/22	150	148
	Republic of Chile	3.125%	1/21/26	2,010	2,050
	Republic of Chile	3.860%	6/21/47	2,175	2,182
	Republic of Colombia	7.375%	3/18/19	825	900
	Republic of Colombia	4.375%	7/12/21	2,130	2,267
5	Republic of Colombia	2.625%	3/15/23	1,125	1,100
	Republic of Colombia	4.000%	2/26/24	4,980	5,183
	Republic of Colombia	8.125%	5/21/24	400	510
5	Republic of Colombia	4.500%	1/28/26	500	531
5	Republic of Colombia	3.875%	4/25/27	775	780
	Republic of Colombia	10.375%	1/28/33	500	764
	Republic of Colombia	7.375%	9/18/37	1,000	1,291
	Republic of Colombia	6.125%	1/18/41	1,775	2,049
5	Republic of Colombia	5.625%	2/26/44	533	583
5	Republic of Colombia	5.000%	6/15/45	4,229	4,266
	Republic of Hungary	6.250%	1/29/20	1,300	1,423
	Republic of Hungary	6.375%	3/29/21	11,650	13,106
	Republic of Hungary	7.625%	3/29/41	550	819
	Republic of Italy	6.875%	9/27/23	2,500	2,951
	Republic of Italy	5.375%	6/15/33	1,400	1,584
	Republic of Korea	7.125%	4/16/19	1,150	1,255
	Republic of Korea	3.875%	9/11/23	850	908
	Republic of Korea	2.750%	1/19/27	2,800	2,745
	Republic of Panama	5.200%	1/30/20	2,045	2,209
5	Republic of Panama	4.000%	9/22/24	600	628
5	Republic of Panama	3.750%	3/16/25	1,450	1,490
	Republic of Panama	7.125%	1/29/26	900	1,144
	Republic of Panama	9.375%	4/1/29	1,050	1,547
5	Republic of Panama	6.700%	1/26/36	2,284	2,941
5	Republic of Panama	4.500%	5/15/47	1,700	1,725
5	Republic of Panama	4.300%	4/29/53	250	246
	Republic of Peru	8.750%	11/21/33	4,635	7,105
5	Republic of Peru	6.550%	3/14/37	600	788
	Republic of Peru	5.625%	11/18/50	1,275	1,546
	Republic of Poland	6.375%	7/15/19	3,340	3,631
	Republic of Poland	5.125%	4/21/21	2,725	3,001
	Republic of Poland	5.000%	3/23/22	1,415	1,572
	Republic of Poland	3.000%	3/17/23	2,000	2,035
	Republic of Poland	4.000%	1/22/24	1,225	1,311
	Republic of Poland	3.250%	4/6/26	150	153
	Republic of the Philippines	8.375%	6/17/19	800	901
	Republic of the Philippines	4.000%	1/15/21	3,475	3,705
	Republic of the Philippines	4.200%	1/21/24	1,400	1,531
	Republic of the Philippines	9.500%	10/21/24	550	795
	Republic of the Philippines	10.625%	3/16/25	425	654
	Republic of the Philippines	5.500%	3/30/26	1,500	1,798
	Republic of the Philippines	9.500%	2/2/30	825	1,323
	Republic of the Philippines	7.750%	1/14/31	775	1,119
	Republic of the Philippines	6.375%	1/15/32	800	1,047
	Republic of the Philippines	6.375%	10/23/34	2,175	2,920
	Republic of the Philippines	5.000%	1/13/37	400	473
	Republic of the Philippines	3.950%	1/20/40	300	315
	Republic of the Philippines	3.700%	3/1/41	2,834	2,866
	State of Israel	5.125%	3/26/19	500	528
	State of Israel	4.000%	6/30/22	900	963
	State of Israel	3.150%	6/30/23	1,100	1,131

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
State of Israel	2.875%	3/16/26	1,500	1,491
State of Israel	4.500%	1/30/43	900	953
Statoil ASA	1.950%	11/8/18	200	201
Statoil ASA	5.250%	4/15/19	1,510	1,600
Statoil ASA	2.250%	11/8/19	1,000	1,006
Statoil ASA	2.900%	11/8/20	150	153
Statoil ASA	2.750%	11/10/21	1,100	1,114
Statoil ASA	3.150%	1/23/22	125	128
Statoil ASA	2.450%	1/17/23	400	395
Statoil ASA	2.650%	1/15/24	4,300	4,247
Statoil ASA	3.250%	11/10/24	550	560
Statoil ASA	7.150%	1/15/29	250	338
Statoil ASA	5.100%	8/17/40	300	343
Statoil ASA	4.250%	11/23/41	325	333
Statoil ASA	3.950%	5/15/43	175	174
Statoil ASA	4.800%	11/8/43	600	669
Svensk Exportkredit AB	1.250%	4/12/19	1,000	993
Svensk Exportkredit AB	1.875%	6/17/19	1,550	1,557
Svensk Exportkredit AB	1.125%	8/28/19	1,400	1,381
Svensk Exportkredit AB	1.750%	5/18/20	1,100	1,099
Svensk Exportkredit AB	1.875%	6/23/20	600	601
Svensk Exportkredit AB	1.750%	3/10/21	800	793
United Mexican States	3.500%	1/21/21	290	302
United Mexican States	3.625%	3/15/22	8,955	9,286
United Mexican States	4.000%	10/2/23	4,824	5,049
United Mexican States	3.600%	1/30/25	2,425	2,457
United Mexican States	4.125%	1/21/26	800	831
United Mexican States	4.150%	3/28/27	2,100	2,176
United Mexican States	6.750%	9/27/34	1,309	1,668
United Mexican States	6.050%	1/11/40	2,420	2,858
United Mexican States	4.750%	3/8/44	3,992	3,997
United Mexican States	5.550%	1/21/45	300	335
United Mexican States	4.600%	1/23/46	600	587
United Mexican States	4.350%	1/15/47	1,650	1,555
United Mexican States	5.750%	10/12/10	4,292	4,452

Total Sovereign Bonds (Cost $674,214)				681,497

Taxable Municipal Bonds (0.3%)
Alabama Economic Settlement Authority BP
Settlement Revenue	3.163%	9/15/25	300	304
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	6.449%	2/15/44	200	261
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.834%	2/15/41	100	148
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.053%	2/15/43	50	62
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	5.939%	2/15/47	925	1,154
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.270%	2/15/50	160	199
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.499%	2/15/50	75	107
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	8.084%	2/15/50	175	279
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.918%	4/1/40	175	246
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.263%	4/1/49	1,075	1,537
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	7.043%	4/1/50	125	191
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.907%	10/1/50	1,210	1,829

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Department of Water Resources Power
Supply Revenue	2.000%	5/1/22	1,000	988
California GO	6.200%	10/1/19	1,600	1,751
California GO	5.700%	11/1/21	1,000	1,138
California GO	2.367%	4/1/22	600	602
California GO	7.500%	4/1/34	2,270	3,296
California GO	7.550%	4/1/39	2,005	3,060
California GO	7.300%	10/1/39	850	1,243
California GO	7.350%	11/1/39	1,325	1,945
California GO	7.625%	3/1/40	800	1,219
California GO	7.600%	11/1/40	350	545
California State University Systemwide Revenue	3.899%	11/1/47	250	257
Central Puget Sound WA Regional Transit Authority
Sales & Use Tax Revenue	5.491%	11/1/39	100	127
Chicago IL GO	7.045%	1/1/29	200	208
Chicago IL GO	7.375%	1/1/33	550	574
Chicago IL GO	7.781%	1/1/35	100	105
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	350	429
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	425	574
Chicago IL Transit Authority Sales Tax Receipts
Revenue	6.200%	12/1/40	200	240
Chicago IL Transit Authority Transfer Tax Receipts
Revenue	6.899%	12/1/40	735	935
Chicago IL Water Revenue	6.742%	11/1/40	675	860
Clark County NV Airport System Revenue	6.881%	7/1/42	75	82
Clark County NV Airport System Revenue	6.820%	7/1/45	275	400
Connecticut GO	5.090%	10/1/30	575	631
Connecticut GO	5.850%	3/15/32	610	713
Cook County IL GO	6.229%	11/15/34	400	491
Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	124
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	267
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	89
Dallas TX Convention Center Hotel Development Corp.
Hotel Revenue	7.088%	1/1/42	1,120	1,491
Dallas TX Independent School District GO	6.450%	2/15/35	150	171
Dartmouth College New Hampshire GO	4.750%	6/1/19	15	16
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	62
District of Columbia Water & Sewer Authority Public
Utility Revenue	4.814%	10/1/14	925	980
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	2.197%	7/1/19	250	252
Florida Board of Administration Finance Corp Revenue	2.638%	7/1/21	500	503
Florida Hurricane Catastrophe Fund Finance Corp.
Revenue	2.107%	7/1/18	425	427
Florida Hurricane Catastrophe Fund Finance Corp.
Revenue	2.995%	7/1/20	1,400	1,431
George Washington University District of Columbia GO	3.485%	9/15/22	500	519
George Washington University District of Columbia GO	4.300%	9/15/44	400	422
Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	610	749
Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	1,150	1,405
Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	150	173
Houston TX GO	6.290%	3/1/32	880	1,044
Illinois GO	5.877%	3/1/19	600	623
Illinois GO	4.950%	6/1/23	1,450	1,467
Illinois GO	5.100%	6/1/33	3,220	3,014
Illinois GO	6.630%	2/1/35	480	493
Illinois GO	6.725%	4/1/35	475	487
Illinois GO	7.350%	7/1/35	1,500	1,606
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	300	385
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	75	94
JobsOhio Beverage System Statewide Liquor Profits
Revenue	3.985%	1/1/29	300	320
JobsOhio Beverage System Statewide Liquor Profits
Revenue	4.532%	1/1/35	225	248

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Kentucky Asset/Liability Commission General Fund
	Revenue	3.165%	4/1/18	6	6
	Los Angeles CA Community College District GO	6.750%	8/1/49	235	356
	Los Angeles CA Department of Water & Power
	Revenue	5.716%	7/1/39	100	128
	Los Angeles CA Department of Water & Power
	Revenue	6.166%	7/1/40	100	111
	Los Angeles CA Department of Water & Power
	Revenue	6.574%	7/1/45	410	598
	Los Angeles CA Department of Water & Power
	Revenue	6.603%	7/1/50	500	737
	Los Angeles CA Unified School District GO	5.750%	7/1/34	1,560	1,972
	Los Angeles CA Unified School District GO	6.758%	7/1/34	100	138
	Los Angeles County CA Metropolitan Transportation
	Authority Sales Tax Revenue	5.735%	6/1/39	125	158
	Los Angeles County CA Public Works Financing
	Authority Lease Revenue	7.618%	8/1/40	50	74
	Maryland Transportation Authority Facilities Projects
	Revenue	5.888%	7/1/43	100	131
	Massachusetts GO	4.200%	12/1/21	1,375	1,466
	Massachusetts GO	5.456%	12/1/39	845	1,066
	Massachusetts School Building Authority Dedicated
	Sales Tax Revenue	5.715%	8/15/39	500	637
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	65
	Metropolitan Government of Nashville & Davidson
	County TN Convention Center Authority Tourism Tax
	Revenue	6.731%	7/1/43	100	134
	Metropolitan Washington DC/VA Airports Authority
	Dulles Toll Road Revenue	7.462%	10/1/46	575	838
	Mississippi GO	5.245%	11/1/34	50	60
	Missouri Health & Educational Facilities Authority
	Revenue (Washington University)	3.652%	8/15/57	350	346
	Missouri Highways & Transportation Commission Road
	Revenue	5.445%	5/1/33	100	120
14	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	1,435	1,763
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.754%	12/15/28	460	492
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	6.104%	12/15/28	1,150	1,205
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	6.561%	12/15/40	450	524
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	375	563
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	1,705	2,485
	New York City NY GO	6.246%	6/1/35	100	110
	New York City NY GO	5.517%	10/1/37	400	498
	New York City NY GO	6.271%	12/1/37	700	941
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.750%	6/15/41	100	132
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.790%	6/15/41	500	547
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.952%	6/15/42	100	135
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	6.011%	6/15/42	75	102
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.440%	6/15/43	100	128
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.882%	6/15/44	1,510	2,042
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.767%	8/1/36	300	371
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.508%	8/1/37	150	188

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.572%	11/1/38	625	783
	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,225	1,855
	New York Metropolitan Transportation Authority
	Revenue (Transit Revenue)	5.871%	11/15/39	100	125
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.628%	3/15/39	95	118
	New York State Urban Development Corp. Revenue
	(Personal Income Tax)	5.770%	3/15/39	300	368
	New York University Hospitals Center Revenue	5.750%	7/1/43	375	470
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	700	1,021
	Ohio State University General Receipts Revenue	4.910%	6/1/40	175	211
	Ohio State University General Receipts Revenue	3.798%	12/1/46	100	102
	Ohio State University General Receipts Revenue	4.800%	6/1/11	665	683
	Ohio Water Development Authority Water Pollution
	Control Loan Fund Revenue	4.879%	12/1/34	100	114
	Oregon Department of Transportation Highway User
	Tax Revenue	5.834%	11/15/34	225	290
	Oregon GO	5.762%	6/1/23	453	505
	Oregon GO	5.892%	6/1/27	375	453
15	Oregon School Boards Association GO	5.528%	6/30/28	125	146
	Pennsylvania Public School Building Authority Lease
	Revenue (School District of Philadelphia)	5.000%	9/15/27	100	110
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	375	467
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	125	159
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	800	1,012
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	975	1,157
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	375	407
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	535	630
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	1,075	1,171
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	150	173
	President & Fellows of Harvard College Massachusetts
	GO	4.875%	10/15/40	275	336
	President & Fellows of Harvard College Massachusetts
	GO	3.150%	7/15/46	400	382
	Princeton University New Jersey GO	4.950%	3/1/19	1,375	1,449
	Princeton University New Jersey GO	5.700%	3/1/39	300	408
	Regents of the University of California Revenue	3.063%	7/1/25	400	403
	Regional Transportation District of Colorado Sales Tax
	Revenue	5.844%	11/1/50	150	202
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	325	393
	Salt River Project Arizona Agricultural Improvement &
	Power District Revenue	4.839%	1/1/41	375	444
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	225	293
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	500	639
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	450	491
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,000	1,351
	San Francisco CA City & County Public Utilities
	Commission Water Revenue	6.950%	11/1/50	500	732
	Santa Clara Valley CA Transportation Authority Sales
	Tax Revenue	5.876%	4/1/32	645	794
	South Carolina Public Service Authority Revenue	2.388%	12/1/23	250	236
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	475	562
	Texas GO	5.517%	4/1/39	660	859
	Texas Transportation Commission Revenue	5.178%	4/1/30	275	325
	Texas Transportation Commission Revenue	4.631%	4/1/33	300	341
	Texas Transportation Commission Revenue	4.681%	4/1/40	100	118
	University of California Regents Medical Center
	Revenue	6.548%	5/15/48	1,550	2,104
	University of California Regents Medical Center
	Revenue	6.583%	5/15/49	125	170
	University of California Revenue	4.601%	5/15/31	500	555
	University of California Revenue	6.270%	5/15/31	500	537

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	University of California Revenue	5.770%	5/15/43	410	525
	University of California Revenue	5.946%	5/15/45	275	351
	University of California Revenue	4.858%	5/15/12	330	341
	University of Southern California GO	5.250%	10/1/11	200	242
	University of Texas System Revenue Financing System
	Revenue	6.276%	8/15/41	75	81
	University of Texas System Revenue Financing System
	Revenue	5.134%	8/15/42	150	182
	Utah GO	4.554%	7/1/24	125	137
	Utah GO	3.539%	7/1/25	50	53
	Washington GO	5.140%	8/1/40	480	586
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	1,000	1,021
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	300	301
15	Wisconsin GO	5.700%	5/1/26	325	377

Total Taxable Municipal Bonds (Cost $90,437)					99,810

Temporary Cash Investments (1.8%)[1]
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	0.593%	7/13/17	900	900
16	United States Treasury Bill	0.980%	10/5/17	4,000	3,989
16	United States Treasury Bill	1.052%	11/24/17	800	796
					5,685

				Shares
Money Market Fund (1.8%)
17,18	Vanguard Market Liquidity Fund	1.181%		6,145,531	614,676

Total Temporary Cash Investments (Cost $620,280)					620,361

Total Investments (101.3%) (Cost $23,671,486)					34,496,419
Other Assets and Liabilities—Net (-1.3%)					(428,103)

Net Assets (100%)					34,068,316

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $60,315,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 60.1% and 1.5%, respectively, of net assets.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 U.S. government-guaranteed.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal
Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2017.
7 Adjustable-rate security.
8 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the aggregate value of these securities was $72,841,000, representing
0.2% of net assets.
9 Guaranteed by the Government of Canada.
10 Guaranteed by the Federal Republic of Germany.
11 Guaranteed by the Government of Japan.
12 Guaranteed by the Republic of Austria.
13 Guaranteed by the Republic of the Philippines.
14 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
15 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
16 Securities with a value of $5,305,000 have been segregated as initial margin for open futures contracts.

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2017

17 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
18 Includes $64,059,000 of collateral received for securities on loan.
CVR—Contingent Value Rights.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

This page intentionally left blank.

© 2017 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: August 17, 2017
VANGUARD VALLEY FORGE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 17, 2017

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016 see file Number 33-32548, Incorporated by Reference.